UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-07215

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 17

Address of principal executive offices:	655 Broad Street, 17th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2018

Date of reporting period:	4/30/2018

Item 1 – Reports to Stockholders

PGIM TOTAL RETURN BOND FUND

(Formerly known as Prudential Total Return Bond Fund)

SEMIANNUAL REPORT

APRIL 30, 2018

To enroll in e-delivery, go to pgiminvestments.com/edelivery

Objective: Total return

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of April 30, 2018 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS), member SIPC. PGIM Fixed Income is a unit of PGIM, Inc. (PGIM), a registered investment adviser. PIMS and PGIM are Prudential Financial companies. © 2018 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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PGIM Total Return Bond Fund	3

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for PGIM Total Return Bond Fund informative and useful. The report covers performance for the six-month period ended April 30, 2018.

We have important information to share with you. Effective June 11, 2018, Prudential Mutual Funds were renamed PGIM Funds. This renaming is part of our ongoing effort to further build our reputation and establish our global brand, which began when our firm adopted PGIM Investments as its name in April 2017. Please note that only the Fund’s name has changed. Your Fund’s management and operation, along with its symbols, remained the same.*

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Total Return Bond Fund

June 15, 2018

*The Prudential Day One Funds did not change their names.

PGIM Total Return Bond Fund	5

Your Fund’s Performance (unaudited)

Performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852.

	Total Returns as of 4/30/18 (without sales charges)	Average Annual Total Returns as of 4/30/18 (with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)
Class A	–1.52	–3.44	1.35	4.91	—
Class B	–1.83	–4.31	1.59	4.86	—
Class C	–1.95	–0.62	1.52	4.67	—
Class R	–1.71	0.86	2.02	5.13	—
Class Z	–1.40	1.37	2.56	5.64	—
Class R2	–2.26**	N/A	N/A	N/A	N/A (12/27/17)
Class R4	–2.18**	N/A	N/A	N/A	N/A (12/27/17)
Class R6***	–1.35	1.47	2.64	N/A	4.57 (12/27/10)
Bloomberg Barclays US Aggregate Bond Index
	–1.87	–0.32	1.47	3.57	—
Lipper Core Plus Bond Funds Average
	–1.73	0.19	1.73	4.28	—

Source: PGIM Investments LLC and Lipper Inc.

*Not annualized

**Since inception.

***Formerly known as Class Q shares.

Inception returns are provided for any share class that has less than 10 fiscal years of returns. Since Inception returns for the Index and the Lipper Average are measured from the closest month-end to the class’ inception date.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class B*	Class C	Class R	Class Z	Class R2	Class R4	Class R6**
Maximum initial sales charge	4.50% of the public offering price	None	None	None	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1.00% on sales of $1 million or more made within 12 months of purchase	5.00% (Yr. 1) 4.00% (Yr. 2) 3.00% (Yr. 3) 2.00% (Yr. 4) 1.00% (Yr. 5) 1.00% (Yr. 6) 0.00% (Yr. 7)	1.00% on sales made within 12 months of purchase	None	None	None	None	None
Annual distribution or distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.25%	1.00% (0.75% currently)	1.00%	0.75% (0.50% currently)	None	0.25%	None	None
Shareholder services fees	None	None	None	None	None	0.10%	0.10%	None

*Class B shares are closed to all purchase activity and no additional Class B shares may be purchased or acquired except by exchange from Class B shares of another Fund or through dividend or capital gains reinvestment.

**Formerly known as Class Q shares.

Benchmark Definitions

Bloomberg Barclays US Aggregate Bond Index—The Bloomberg Barclays US Aggregate Bond Index is unmanaged and represents securities that are SEC registered, taxable, and dollar denominated. It covers the US investment-grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The average annual total returns for the Index measured from the month-end closest to the inception date of the Fund’s Class R6 shares is 2.74%.

Lipper Core Plus Bond Funds Average—The Lipper Core Plus Bond Funds Average (Lipper Average) is based on the average return of all funds in the Lipper Core Plus Bond Funds universe for the periods noted. Funds in

PGIM Total Return Bond Fund	7

Your Fund’s Performance (continued)

the Lipper Average invest at least 65% in domestic investment-grade debt issues (rated in the top four grades) with any remaining investment in non-benchmark sectors such as high yield, global, and emerging market debt. These funds maintain dollar-weighted average maturities of five to 10 years. The average annual total returns for the Lipper Average measured from the month-end closest to the inception date of the Fund’s Class R6 shares is 3.36%.

Investors cannot invest directly in an index or average. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses of a mutual fund, but not sales charges or taxes.

Distributions and Yields as of 4/30/18
	Total Distributions Paid for Six Months ($)	SEC 30-Day Subsidized Yield* (%)	SEC 30-Day Unsubsidized Yield** (%)
Class A	0.20	2.60	2.56
Class B	0.16	2.23	1.79
Class C	0.15	1.99	1.99
Class R	0.18	2.47	2.15
Class Z	0.22	2.99	2.98
Class R2	0.13	2.59	–128.57
Class R4	0.14	2.84	–128.40
Class R6	0.23	3.09	3.09

*SEC 30-Day Subsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s net expenses (net of any expense waivers or reimbursements).

**SEC 30-Day Unsubsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s gross expenses.

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Credit Quality expressed as a percentage of total investments as of 4/30/18 (%)
AAA	40.0
AA	6.1
A	16.1
BBB	21.4
BB	5.0
B	5.7
CCC	0.3
Not Rated	5.9
Cash/Cash Equivalents	–0.5
Total Investments	100.0

Source: PGIM Fixed Income

Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investor Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent and are widely used. The Not Rated category consists of securities that have not been rated by a NRSRO. Credit ratings are subject to change. Values may not sum to 100.0% due to rounding.

PGIM Total Return Bond Fund	9

Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended April 30, 2018. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional

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expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Total Return Bond Fund		Beginning Account Value November 1, 2017	Ending Account Value April 30, 2018	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$984.80	0.76%	$3.74
	Hypothetical	$1,000.00	$1,021.03	0.76%	$3.81
Class B	Actual	$1,000.00	$981.70	1.26%	$6.19
	Hypothetical	$1,000.00	$1,018.55	1.26%	$6.31
Class C	Actual	$1,000.00	$980.50	1.50%	$7.37
	Hypothetical	$1,000.00	$1,017.36	1.50%	$7.50
Class R	Actual	$1,000.00	$982.90	1.01%	$4.97
	Hypothetical	$1,000.00	$1,019.79	1.01%	$5.06
Class Z	Actual	$1,000.00	$986.00	0.51%	$2.51
	Hypothetical	$1,000.00	$1,022.27	0.51%	$2.56
Class R2	Actual**	$1,000.00	$977.40	0.91%	$3.06
	Hypothetical	$1,000.00	$1,022.27	0.91%	$4.56
Class R4	Actual**	$1,000.00	$978.20	0.66%	$2.22
	Hypothetical	$1,000.00	$1,024.79	0.66%	$3.31
Class R6***	Actual	$1,000.00	$986.50	0.41%	$2.02
	Hypothetical	$1,000.00	$1,022.76	0.41%	$2.06

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended April 30, 2018, and divided by the 365 days in the Fund’s fiscal year ending October 31, 2018 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying funds in which the Fund may invest.

**“Actual” expenses are calculated using the 124 days in the period ended April 30, 2018 due to the class’ inception date of December 27, 2017.

***Formerly known as Class Q shares.

PGIM Total Return Bond Fund	11

Schedule of Investments (unaudited)

as of April 30, 2018

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value
LONG-TERM INVESTMENTS 98.3%

ASSET-BACKED SECURITIES 28.2%

Automobiles 0.4%
Avis Budget Rental Car Funding AESOP LLC,
Series 2013-1A, Class A, 144A	1.920%		09/20/19		39,208	$39,146,600
Series 2015-2A, Class A, 144A	2.630		12/20/21		13,600	13,381,536
Series 2016-1A, Class A, 144A	2.990		06/20/22		6,500	6,427,082
Drive Auto Receivables Trust, Series 2018-1, Class B	2.880		02/15/22		18,500	18,446,215
Ford Credit Floorplan Master Owner Trust A, Series 2018-2, Class A	3.170		03/15/25		11,000	10,942,744
Hertz Vehicle Financing II LP,
Series 2015-1A, Class A, 144A	2.730		03/25/21		9,600	9,500,937
Series 2016-2A, Class A, 144A	2.950		03/25/22		4,500	4,425,882
OneMain Direct Auto Receivables Trust,
Series 2016-1A, Class A, 144A	2.040		01/15/21		1,003	1,002,381
Series 2017-1A, Class A, 144A	2.160		10/15/20		26,823	26,672,864
Series 2017-2A, Class B, 144A	2.550		11/14/23		4,600	4,507,774
Series 2017-2A, Class C, 144A	2.820		07/15/24		1,200	1,176,520
Series 2017-2A, Class E, 144A	4.740		11/14/25		7,400	7,337,150

						142,967,685

Collateralized Loan Obligations 22.7%
Adagio CLO,
Series IV-A, Class A1R, 144A, 3 Month EURIBOR + 0.660%	0.660	(c)	10/15/29	EUR	12,800	15,498,474
Series IV-A, Class A2R, 144A	1.100		10/15/29	EUR	1,400	1,675,854
ALM Ltd. (Cayman Islands), Series 2013-8A, Class A1R, 144A, 3 Month LIBOR + 1.490%	3.838	(c)	10/15/28		4,250	4,269,924
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2015-6A, Class AR, 144A, 3 Month LIBOR + 1.270%	3.618	(c)	07/15/30		140,561	141,435,303
Series 2016-8A, Class A1, 144A, 3 Month LIBOR + 1.650%	4.009	(c)	07/28/28		68,500	68,748,217
Ares CLO Ltd. (Cayman Islands),
Series 2016-39A, Class A, 144A, 3 Month LIBOR + 1.530%	3.885	(c)	07/18/28		64,750	65,280,406
Series 2016-40A, Class A2, 144A, 3 Month LIBOR + 1.650%	3.998	(c)	10/15/27		29,100	29,267,465
Armada Euro CLO (Ireland),
Sereis 2A, Class A1, 144A, 3 Month EURIBOR + 0.760%	0.760	(c)	11/15/31	EUR	65,500	78,880,164
Series 2A, Class A3, 144A	1.500	(cc)	11/15/31	EUR	14,500	17,413,868

See Notes to Financial Statements.

PGIM Total Return Bond Fund	13

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value
ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
Armada Euro CLO DAC (Ireland), Series 1A, Class A, 144A, 3 Month EURIBOR + 0.930%	0.930	%(c)	10/24/30	EUR	38,000	$46,070,571
ArrowMark Colorado Holdings (Cayman Islands), Series 2017-6A, Class A1, 144A, 3 Month LIBOR + 1.280%	3.628	(c)	07/15/29		35,900	36,120,139
Atlas Sr. Loan Fund Ltd. (Cayman Islands),
Series 2013-1A, Class AR, 144A, 3 Month LIBOR + 0.830%	2.715	(c)	11/17/27		34,590	34,517,544
Series 2013-2A, Class A1LR, 144A, 3 Month LIBOR + 0.980%	2.819	(c)	02/17/26		40,000	40,008,096
Series 2014-1A, Class AR2, 144A, 3 Month LIBOR + 1.260%	3.608	(c)	07/16/29		41,750	41,912,817
Series 2017-8A, Class A, 144A, 3 Month LIBOR + 1.300%	3.648	(c)	01/16/30		69,250	69,605,536
Atrium (Cayman Islands), Series 12A, Class AR, 144A, 3 Month LIBOR + 0.830%	3.192	(c)	04/22/27		70,000	70,041,923
Aurium CLO DAC (Ireland),
Series 4A, Class A1, 144A, 3 Month EURIBOR + 0.750%	0.750	(c)	01/16/31	EUR	111,550	134,411,223
Series 4A, Class A2, 144A	1.620		01/16/31	EUR	20,000	24,058,979
Avery Point CLO Ltd. (Cayman Islands), Series 2015-6A, Class A, 144A, 3 Month LIBOR + 1.450%	3.237	(c)	08/05/27		29,500	29,560,348
Babson Euro CLO (Netherlands), Series 2015-1A, Class A1R, 144A, 3 Month EURIBOR + 0.820%	0.492	(c)	10/25/29	EUR	42,500	51,309,836
Bain Capital Euro CLO DAC (Ireland), Series 2018-1A, Class A, 144A	—	(p)	04/20/32	EUR	139,750	168,767,081
Ballyrock CLO Ltd. (Cayman Islands), Series 2016-1A, Class A, 144A, 3 Month LIBOR + 1.590%	3.938	(c)	10/15/28		78,750	79,721,578
Battalion CLO Ltd. (Cayman Islands),
Series 2014-5A, Class A1R, 144A, 3 Month LIBOR + 1.170%	3.523	(c)	04/17/26		10,000	10,027,151
Series 2014-6A, Class A1R, 144A, 3 Month LIBOR + 1.180%	3.533	(c)	10/17/26		51,775	51,821,825
Series 2014-7A, Class A1R, 144A, 3 Month LIBOR + 1.190% (original cost $53,450,000; purchased 03/22/17)(f)	3.543	(c)	10/17/26		53,450	53,594,246
Series 2016-10A, Class A1, 144A, 3 Month LIBOR + 1.550%	3.909	(c)	01/24/29		61,700	62,081,325

See Notes to Financial Statements.

14

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value
ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2014-IVA, Class A1R, 144A, 3 Month LIBOR + 1.490%	3.849	%(c)	01/20/29		17,250	$17,323,306
Series 2014-VA, Class AR, 144A, 3 Month LIBOR + 1.200%	3.559	(c)	10/20/26		85,000	85,233,869
Series 2014-VA, Class B1R, 144A, 3 Month LIBOR + 1.650%	4.009	(c)	10/20/26		2,750	2,755,011
Series 2017-12A, Class A1, 144A, 3 Month LIBOR + 1.250%	3.598	(c)	10/15/30		49,000	49,169,109
BlueMountain EUR CLO DAC (Ireland), Series 2016-1A, Class AR, 144A, 3 Month EURIBOR + 0.790%	0.790	(c)	04/25/32	EUR	35,200	42,511,240
Bosphorus CLO DAC (Ireland), Series 4A, Class A, 144A	—	(p)	12/15/30	EUR	16,500	19,914,411
Brookside Mill CLO Ltd. (Cayman Islands), Series 2013-1A, Class BR, 144A, 3 Month LIBOR + 1.350%	3.054	(c)	01/17/28		2,915	2,885,982
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands),
Series 2014-1A, Class A1R2, 144A, 3 Month LIBOR + 0.970%	3.311	(c)	04/17/31		50,000	49,973,275
Series 2014-3A, Class A1AR, 144A, 3 Month LIBOR + 1.150%	3.516	(c)	07/27/26		70,000	70,074,767
Carlyle Global Market Strategies Euro CLO, Series 2014-3A, Class AA1R, 144A, 3 Month EURIBOR + 0.730%	0.730	(c)	01/25/32	EUR	50,000	60,171,467
Carlyle US CLO Ltd. (Cayman Islands),
Series 2017-2A, Class A1B, 144A, 3 Month LIBOR + 1.220%	3.579	(c)	07/20/31		35,000	35,111,695
Series 2017-4A, Class A1, 144A, 3 Month LIBOR + 1.180%	3.528	(c)	01/15/30		37,250	37,508,634
Catamaran CLO Ltd. (Cayman Islands),
Series 2014-1A, Class A1AR, 144A, 3 Month LIBOR + 1.260%	3.619	(c)	04/22/30		145,225	146,574,271
Series 2014-2A, Class A1R, 144A, 3 Month LIBOR + 1.400%	3.755	(c)	10/18/26		31,000	31,116,569
Cavalry CLO Ltd. (Cayman Islands), Series 2014-4A, Class AR, 144A, 3 Month LIBOR + 0.850%	3.198	(c)	10/15/26		25,000	25,018,143
CIFC Funding Ltd. (Cayman Islands),
Series 2013-3RA, Class A1, 144A, 3 Month LIBOR + 0.980%	3.330	(c)	04/24/31		24,250	24,246,629

See Notes to Financial Statements.

PGIM Total Return Bond Fund	15

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value
ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
CIFC Funding Ltd. (Cayman Islands), (cont’d.)
Series 2015-1A, Class ARR, 144A, 3 Month LIBOR + 1.110%	3.472	%(c)	01/22/31		98,250	$99,039,930
Series 2017-4A, Class A1, 144A, 3 Month LIBOR + 1.250%	3.609	(c)	10/24/30		10,000	10,110,408
Series 2018-2A, Class A1, 144A	—	(p)	04/20/31		71,000	71,000,000
CVC Cordatus Loan Fund X DAC (Ireland), 144A	0.720	(cc)	01/26/31	EUR	100,000	119,857,817
Eaton Vance CLO Ltd. (Cayman Islands), Series 2014-1A, Class AR, 144A, 3 Month LIBOR + 1.200%	3.548	(c)	07/15/26		50,000	50,044,565
ECP CLO Ltd. (Cayman Islands), Series 2014-6A, Class A1A, 144A, 3 Month LIBOR + 1.450%	3.798	(c)	07/15/26		10,250	10,266,532
Elevation CLO Ltd. (Cayman Islands),
Series 2014-2A, Class A1R, 144A, 3 Month LIBOR + 1.230%	3.578	(c)	10/15/29		116,500	116,862,653
Series 2014-3A, Class AR, 144A, 3 Month LIBOR + 1.180%	3.528	(c)	10/15/26		25,000	25,065,533
Series 2015-4A, Class A, 144A, 3 Month LIBOR + 1.550%	3.905	(c)	04/18/27		59,200	59,679,692
Series 2015-4A, Class B, 144A, 3 Month LIBOR + 2.430%	4.785	(c)	04/18/27		21,250	21,457,806
Series 2017-7A, Class A, 144A, 3 Month LIBOR + 1.220%	2.824	(c)	07/15/30		36,000	36,047,462
Euro Galaxy CLO DAC, Series 2018-6A, Class A, 144A, 3 Month EURIBOR + 0.710%	0.710	(c)	04/11/31	EUR	40,000	48,003,961
Galaxy CLO Ltd. (Cayman Islands), Series 2014-18A, Class AR, 144A, 3 Month LIBOR + 1.170%	3.518	(c)	10/15/26		75,000	75,067,305
Garrison Funding Ltd. (Cayman Islands), Series 2015-1RR, Class A1RR, 144A, 3 Month LIBOR + 1.270%^	3.214	(c)	09/22/29		8,400	8,211,000
Greenwood Park CLO Ltd. (Cayman Islands),
Series 2018-1A, Class A2, 144A, 3 Month LIBOR + 1.010%	3.035	(c)	04/15/31		146,700	146,667,213
Series 2018-1A, Class B, 144A, 3 Month LIBOR + 1.400%	3.425	(c)	04/15/31		10,000	9,912,711
Greywolf CLO Ltd. (Cayman Islands), Series 2018-1A, Class A1, 144A, 3 Month LIBOR + 1.030%	3.539	(c)	04/26/31		57,750	57,750,000
Guggenheim 5180-2 CLO LP, Series 2015-1A, Class A1R, 144A, 3 Month LIBOR + 0.950%	2.894	(c)	11/25/27		93,500	93,361,152
Highbridge Loan Management Ltd. (Cayman Islands), Series 6A-2015, Class A1R, 144A, 3 Month LIBOR + 1.000%	2.845	(c)	02/05/31		14,500	14,518,083

See Notes to Financial Statements.

16

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value
ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
HPC Investment Partners CLO,
Series 2013-2RR, Class A1A, 144A, 3 Month LIBOR + 1.160%^	3.519	%(c)	10/20/29		13,925	$13,542,063
Series 2013-2RR, Class A2, 144A, 3 Month LIBOR + 1.625%^	3.984	(c)	10/20/29		1,025	1,004,500
HPS Investment Partners CLO Subsidiary LLC (Cayman Islands), Series 11A-RR, Class A, 144A, 3 Month LIBOR + 1.260%^	2.395	(c)	05/07/30		16,000	15,680,000
ICG US CLO Ltd. (Cayman Islands),
Series 2014-3A, Class A1RR, 144A, 3 Month LIBOR + 1.030%	3.390	(c)	04/25/31		24,700	24,700,000
Series 2017-2A, Class A1, 144A, 3 Month LIBOR + 1.280%	3.642	(c)	10/23/29		70,000	70,479,080
Jackson Mill CLO Ltd. (Cayman Islands), Series 2015-1A, Class A, 144A, 3 Month LIBOR + 1.540%	3.888	(c)	04/15/27		25,000	25,026,155
Jefferson Mill CLO Ltd. (Cayman Islands), Series 2015-1A, Class A1, 144A, 3 Month LIBOR + 1.500%	3.859	(c)	07/20/27		15,000	15,072,353
Jubilee CLO (Netherlands), Series 2017-19A, Class A1, 144A, 3 Month EURIBOR + 0.800%	0.800	(c)	07/15/30	EUR	39,000	47,036,522
KKR CLO Ltd. (Cayman Islands),
Series 11, Class AR, 144A, 3 Month LIBOR + 1.180%	3.528	(c)	01/15/31		73,150	73,538,873
Series 18, Class A, 144A, 3 Month LIBOR + 1.270%	3.625	(c)	07/18/30		167,750	168,582,325
KVK CLO Ltd. (Cayman Islands),
Series 2014-1A, Class A1R, 144A, 3 Month LIBOR + 1.300%	3.139	(c)	05/15/26		65,000	65,059,683
Series 2014-2A, Class AR, 144A, 3 Month LIBOR + 1.180%	3.528	(c)	07/15/26		12,000	12,034,230
Series 2014-3A, Class AR, 144A, 3 Month LIBOR + 1.200%	3.548	(c)	10/15/26		100,000	100,270,330
Magnetite Ltd. (Cayman Islands), Series 2014-11A, Class A1R, 144A, 3 Month LIBOR + 1.120%	3.475	(c)	01/18/27		17,850	17,874,695
Mariner CLO Ltd. (Cayman Islands), Series 2018-5A, Class A, 144A, 3 Month LIBOR + 1.110%	3.324	(c)	04/25/31		43,100	43,081,381
Mill Creek CLO Ltd. (Cayman Islands), Series 2016-1A, Class A, 144A, 3 Month LIBOR + 1.750%	4.109	(c)	04/20/28		33,300	33,925,234

See Notes to Financial Statements.

PGIM Total Return Bond Fund	17

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value
ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
Mountain View CLO LLC (Cayman Islands), Series 2017-2A, Class A, 144A, 3 Month LIBOR + 1.210%	3.075	%(c)	01/16/31		59,950	$59,945,372
Mountain View CLO Ltd. (Cayman Islands),
Series 2013-1A, Class AR, 144A, 3 Month LIBOR + 1.250%	3.589	(c)	10/12/30		120,550	121,283,257
Series 2015-9A, Class A1A, 144A, 3 Month LIBOR + 1.460%	3.808	(c)	07/15/27		43,600	43,674,517
Neuberger Berman CLO Ltd. (Cayman Islands), Series 2017-16SA, Class A, 144A, 3 Month LIBOR + 0.850%	3.198	(c)	01/15/28		35,344	35,371,307
Oak Hill European Credit Partners DAC (Ireland),
Series 2015-4A, Class A1R, 144A, 3 Month EURIBOR + 0.730%	0.730	(c)	01/20/32	EUR	38,000	45,828,379
Series 2017-6A, Class A1, 144A, 3 Month EURIBOR + 0.730%	0.730	(c)	01/20/32	EUR	28,500	34,285,535
Ocean Trails CLO (Cayman Islands),
Series 2013-4A, Class AR, 144A, 3 Month LIBOR + 0.900%	2.720	(c)	08/13/25		1,901	1,900,802
Series 2016-6A, Class A2A, 144A, 3 Month LIBOR + 1.690%	4.038	(c)	07/15/28		39,000	39,451,597
OCP CLO Ltd. (Cayman Islands),
Series 2017-13A, Class A1A, 144A, 3 Month LIBOR + 1.260%	3.608	(c)	07/15/30		58,900	59,586,733
Series 2017-14A, Class A1A, 144A, 3 Month LIBOR + 1.150%	2.691	(c)	11/20/30		6,000	6,024,501
OCP Euro CLO DAC (Ireland), Series 2017-2A, Class A, 144A, 3 Month EURIBOR + 0.820%	0.820	(c)	01/15/32	EUR	108,000	131,126,038
OZLM Funding Ltd. (Cayman Islands), Series 2012-2A, Class A1R, 144A, 3 Month LIBOR + 1.440%	3.799	(c)	10/30/27		55,250	55,321,079
OZLM Ltd. (Cayman Islands),
Series 2015-11A, Class A1R, 144A, 3 Month LIBOR + 1.250%	3.609	(c)	10/30/30		63,500	63,962,705
Series 2016-15A, Class A1, 144A, 3 Month LIBOR + 1.490%	3.849	(c)	01/20/29		90,000	90,566,577
Series 2018-20A, Class A1, 144A, 3 Month LIBOR + 1.050%	3.210	(c)	04/20/31		94,500	94,500,000
OZLME DAC (Netherlands), Series 3A, Class A1, 144A, 3 Month EURIBOR + 0.750%	0.750	(c)	08/24/30	EUR	79,000	95,846,608

See Notes to Financial Statements.

18

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
Palmer Square CLO Ltd. (Cayman Islands),
Series 2015-1A, Class A1R, 144A, 3 Month LIBOR + 1.300%	3.192	%(c)	05/21/29	65,000	$65,316,979
Series 2015-2A, Class A1AR, 144A, 3 Month LIBOR + 1.270%	3.629	(c)	07/20/30	123,500	124,281,063
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands), Series 2017-1A, Class A1, 144A, 3 Month LIBOR + 1.220%	2.633	(c)	11/14/29	90,000	90,360,054
Race Point CLO Ltd. (Cayman Islands), Series 2015-9A, Class A1AR, 144A, 3 Month LIBOR + 1.210%	3.558	(c)	10/15/30	10,000	10,065,420
Regatta Funding Ltd. (Cayman Islands),
Series 2016-1A, Class A1, 144A, 3 Month LIBOR + 1.520%	3.722	(c)	12/20/28	53,000	53,265,011
Series 2017-1A, Class A, 144A, 3 Month LIBOR + 1.250%	3.603	(c)	10/17/30	56,250	56,596,129
Romark WM-R Ltd. (Cayman Islands), Series 2018-1A, Class A1, 144A, 3 Month LIBOR + 1.030%	2.776	(c)	04/20/31	90,000	89,998,902
Shackleton CLO Ltd. (Cayman Islands),
Series 2014-5A, Class AR, 144A, 3 Month LIBOR + 1.140%	2.934	(c)	05/07/26	75,000	75,091,800
Series 2017-11A, Class A, 144A, 3 Month LIBOR + 1.270%	3.109	(c)	08/15/30	159,750	160,742,878
Silver Creek CLO Ltd. (Cayman Islands), Series 2014-1A, Class AR, 144A, 3 Month LIBOR + 1.240%	3.599	(c)	07/20/30	50,000	50,284,445
Sound Point CLO Ltd. (Cayman Islands),
Series 2015-2A, Class AR, 144A, 3 Month LIBOR + 0.880%	3.239	(c)	07/20/27	32,800	32,785,499
Series 2016-1A, Class A, 144A, 3 Month LIBOR + 1.650%	4.009	(c)	07/20/28	35,000	35,175,444
Series 2016-2A, Class A, 144A, 3 Month LIBOR + 1.660%	4.019	(c)	10/20/28	5,500	5,532,844
Series 2016-3A, Class A, 144A, 3 Month LIBOR + 1.530%	3.892	(c)	01/23/29	53,875	54,230,543
Series 2017-2A, Class A, 144A, 3 Month LIBOR + 1.280%	3.640	(c)	07/25/30	60,000	60,467,118
Series 2017-3A, Class A1A, 144A, 3 Month LIBOR + 1.220%	3.579	(c)	10/20/30	99,500	100,218,808
Series 2017-3A, Class A1B, 144A, 3 Month LIBOR + 1.220%	3.579	(c)	10/20/30	750	755,418

See Notes to Financial Statements.

PGIM Total Return Bond Fund	19

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value
ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
St. Paul’s CLO DAC (Ireland), Series 4A, Class A1RR, 144A, 3 Month EURIBOR + 0.850%	0.850	%(c)	04/25/30	EUR	55,750	$67,704,376
Telos CLO Ltd. (Cayman Islands),
Series 2013-3A, Class AR, 144A, 3 Month LIBOR + 1.300%	3.653	(c)	07/17/26		40,000	40,054,980
Series 2013-4A, Class AR, 144A, 3 Month LIBOR + 1.240%	3.593	(c)	01/17/30		85,000	85,639,208
THL Credit Wind River CLO Ltd. (Cayman Islands),
Series 2012-1A, Class AR, 144A, 3 Month LIBOR + 1.450%	3.798	(c)	01/15/26		40,300	40,530,717
Series 2015-1A, Class AR, 144A, 3 Month LIBOR + 1.050%	3.409	(c)	07/20/27		8,600	8,610,354
TIAA CLO Ltd. (Cayman Islands), Series 2016-1A, Class A, 144A, 3 Month LIBOR + 1.700%	4.059	(c)	07/20/28		52,600	52,778,298
TICP CLO Ltd. (Cayman Islands), Series 2016-6A, Class A, 144A, 3 Month LIBOR + 1.550%	3.898	(c)	01/15/29		127,250	128,014,391
Tikehau CLO BV (Netherlands), Series 2015-1A, Class A1R, 144A, 3 Month EURIBOR + 0.600%	0.600	(c)	08/04/28	EUR	3,000	3,619,707
Trinitas CLO Ltd. (Cayman Islands),
Series 2017-6A, Class A, 144A, 3 Month LIBOR + 1.320%	3.680	(c)	07/25/29		65,000	65,441,558
Series 2017-7A, Class A, 144A, 3 Month LIBOR + 1.210%	3.570	(c)	01/25/31		118,000	118,834,626
Series 2017-7A, Class B, 144A, 3 Month LIBOR + 1.600%	3.960	(c)	01/25/31		12,250	12,288,592
Venture CLO Ltd. (Cayman Islands),
Series 2015-21A, Class AR, 144A, 3 Month LIBOR + 0.880%	3.228	(c)	07/15/27		72,550	72,484,270
Series 2017-27RA, Class A, 144A, 3 Month LIBOR + 1.300%	2.663	(c)	07/21/30		19,200	19,329,270
Vibrant CLO Ltd. (Cayman Islands), Series 2016-4A, Class A1, 144A, 3 Month LIBOR + 1.650%	3.395	(c)	07/20/28		50,000	50,347,335
Voya CLO Ltd. (Cayman Islands), Series 2014-1A, Class AAR2, 144A, 3 Month LIBOR + 0.990%	3.345	(c)	04/18/31		115,250	115,245,183
Voya Euro CLO DAC (Ireland), Series 1A, Class A, 144A, 3 Month EURIBOR + 0.750%	0.750	(c)	10/15/30	EUR	95,000	114,469,442
Wellfleet CLO Ltd. (Cayman Islands),
Series 2016-2A, Class A1, 144A, 3 Month LIBOR + 1.650%	4.009	(c)	10/20/28		41,250	41,471,888
Series 2017-1A, Class A1, 144A, 3 Month LIBOR + 1.320%	3.679	(c)	04/20/29		70,000	70,410,543
Series 2017-2A, Class A1, 144A, 3 Month LIBOR + 1.250%	3.609	(c)	10/20/29		40,000	40,127,104

See Notes to Financial Statements.

20

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value
ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
West CLO Ltd. (Cayman Islands),
Series 2013-1A, Class A1AR, 144A, 3 Month LIBOR + 1.160%	2.954	%(c)	11/07/25		9,117	$9,117,512
Series 2014-2A, Class A1BR, 144A	2.724		01/16/27		14,500	14,452,594
Westcott Park CLO Ltd. (Cayman Islands), Series 2016-1A, Class A, 144A, 3 Month LIBOR + 1.530%	3.889	(c)	07/20/28		11,000	11,090,962
Willow Park CLO (Ireland), Series 1A, Class A1, 144A, 3 Month EURIBOR + 0.840%	0.840	(c)	01/15/31	EUR	6,500	7,899,127
York CLO Ltd. (Cayman Islands), Series 2015-1A, Class AR, 144A, 3 Month LIBOR + 1.150%	3.512	(c)	01/22/31		50,000	50,294,760
Zais CLO Ltd. (Cayman Islands),
Series 2017-1A, Class A1, 144A, 3 Month LIBOR + 1.370%	3.718	(c)	07/15/29		74,130	74,673,188
Series 2017-2A, Class A, 144A, 3 Month LIBOR + 1.290%	3.638	(c)	04/15/30		65,500	66,418,841
Series 2018-1A, Class A, 144A, 3 Month LIBOR + 0.950%	3.075	(c)	04/15/29		48,650	48,656,743

						7,399,368,449

Consumer Loans 1.7%
Lendmark Funding Trust,
Series 2016-2A, Class A, 144A	3.260		04/21/25		10,500	10,517,541
Series 2017-1A, Class A, 144A	2.830		12/22/25		21,900	21,701,047
OneMain Financial Issuance Trust,
Series 2014-2A, Class C, 144A	4.330		09/18/24		6,410	6,428,140
Series 2015-2A, Class A, 144A	2.570		07/18/25		8,815	8,810,501
Series 2016-1A, Class A, 144A	3.660		02/20/29		28,300	28,554,259
Series 2016-2A, Class A, 144A	4.100		03/20/28		17,056	17,162,315
Series 2017-1A, Class B, 144A	2.790		09/14/32		12,983	12,610,549
Series 2017-1A, Class C, 144A	3.350		09/14/32		9,900	9,657,948
Series 2018-1A, Class A, 144A	3.300		03/14/29		28,550	28,478,534
Oportun Funding LLC,
Series 2016-C, Class A, 144A	3.280		11/08/21		43,429	43,415,520
Series 2017-A, Class A, 144A	3.230		06/08/23		20,750	20,571,598
Series 2017-B, Class A, 144A	3.220		10/10/23		69,000	67,991,068
Series 2018-A, Class A, 144A	3.610		03/08/24		9,670	9,632,150
PNMAC GMSR Issuer Trust,
Series 2017-GT2, Class A, 144A, 1 Month LIBOR + 4.000%	5.897	(c)	08/25/23		28,880	28,880,000
Series 2018-FT1, Class A, 144A, 1 Month LIBOR + 2.350%^	4.248	(c)	04/25/23		62,500	62,734,375

See Notes to Financial Statements.

PGIM Total Return Bond Fund	21

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)

Consumer Loans (cont’d.)
SpringCastle America Funding LLC, Series 2016-AA, Class A, 144A	3.050%		04/25/29	40,816	$40,701,573
Springleaf Funding Trust,
Series 2015-AA, Class A, 144A	3.160		11/15/24	43,730	43,718,355
Series 2015-AA, Class B, 144A	3.620		11/15/24	3,250	3,240,260
Series 2015-AA, Class C, 144A	5.040		11/15/24	6,000	5,988,005
Series 2017-AA, Class A, 144A	2.680		07/15/30	59,100	58,011,585
Series 2017-AA, Class B, 144A	3.100		07/15/30	8,262	8,069,944

					536,875,267

Credit Cards 0.0%
American Express Credit Account Master Trust, Series 2013-1, Class B, 1 Month LIBOR + 0.700%	2.597	(c)	02/16/21	1,000	1,001,046

Home Equity Loans 0.7%
ABFC Trust,
Series 2003-OPT1, Class A1, 1 Month LIBOR + 0.640%	2.537	(c)	04/25/33	4,132	4,102,941
Series 2003-WMC1, Class M1, 1 Month LIBOR + 0.975%	2.872	(c)	06/25/33	452	450,990
Series 2004-OPT5, Class A4, 1 Month LIBOR + 1.250%	3.147	(c)	06/25/34	1,916	1,926,183
Series 2005-AQ1, Class A4	4.803		01/25/34	1,319	1,349,368
Series 2005-HE2, Class M2, 1 Month LIBOR + 0.750%	2.647	(c)	06/25/35	53	55,024
Accredited Mortgage Loan Trust, Series 2004-4, Class A2D, 1 Month LIBOR + 0.700%	2.597	(c)	01/25/35	311	314,317
ACE Securities Corp. Home Equity Loan Trust,
Series 2003-HE1, Class M1, 1 Month LIBOR + 0.975%	2.872	(c)	11/25/33	663	651,285
Series 2003-OP1, Class M1, 1 Month LIBOR + 1.050%	2.947	(c)	12/25/33	885	876,483
Series 2004-HE4, Class M1, 1 Month LIBOR + 0.900%	2.797	(c)	12/25/34	6,386	6,071,552
Series 2004-OP1, Class M1, 1 Month LIBOR + 0.780%	2.677	(c)	04/25/34	9,505	9,394,156
Aegis Asset-Backed Securities Trust, Series 2005-3, Class M1, 1 Month LIBOR + 0.470%	2.367	(c)	08/25/35	163	162,908
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates, Series 2004-1, Class M1, 1 Month LIBOR + 1.020%	2.917	(c)	04/25/34	883	877,143

See Notes to Financial Statements.

22

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)

Home Equity Loans (cont’d.)
Ameriquest Mortgage Securities, Inc. Asset-Backed,
Series 2003-10, Class AV1, 1 Month LIBOR + 0.760%	2.657	%(c)	12/25/33	926	$921,302
Series 2003-10, Class AV2, 1 Month LIBOR + 0.700%	2.597	(c)	11/25/33	28	25,838
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates,
Series 2001-2, Class M3, 1 Month LIBOR + 2.925%	4.822	(c)	10/25/31	64	67,923
Series 2003-1, Class M1, 1 Month LIBOR + 1.350%	3.247	(c)	02/25/33	1,713	1,692,757
Series 2003-5, Class A6	4.223		04/25/33	1,838	1,845,580
Series 2003-8, Class M1, 1 Month LIBOR + 1.050%	2.947	(c)	10/25/33	3,812	3,744,473
Series 2003-11, Class AV2, 1 Month LIBOR + 0.740%	2.637	(c)	12/25/33	1,237	1,219,399
Argent Securities, Inc. Asset-Backed Pass-Through Certificates,
Series 2003-W2, Class M4, 1 Month LIBOR + 5.625%	4.181	(c)	09/25/33	600	566,933
Series 2003-W7, Class M1, 1 Month LIBOR + 1.035%	2.932	(c)	03/25/34	446	447,362
Series 2003-W9, Class M1, 1 Month LIBOR + 1.035%	2.932	(c)	01/25/34	1,282	1,283,807
Series 2003-W10, Class M1, 1 Month LIBOR + 1.080%	2.977	(c)	01/25/34	1,357	1,359,083
Series 2003-W10, Class M2, 1 Month LIBOR + 2.475%	4.223	(c)	01/25/34	77	77,404
Series 2004-W2, Class AF	4.403		04/25/34	344	346,870
Series 2004-W6, Class M1, 1 Month LIBOR + 0.825%	2.722	(c)	05/25/34	250	249,395
Series 2005-W2, Class A2C, 1 Month LIBOR + 0.360%	2.257	(c)	10/25/35	1,037	1,038,238
Asset-Backed Securities Corp. Home Equity Loan Trust,
Series 2003-HE3, Class M1, 1 Month LIBOR + 1.245%	3.142	(c)	06/15/33	1,130	1,116,831
Series 2003-HE4, Class M1, 1 Month LIBOR + 1.245%	3.142	(c)	08/15/33	1,340	1,346,081
Series 2003-HE5, Class M1, 1 Month LIBOR + 1.125%	3.022	(c)	09/15/33	2,231	2,213,510

See Notes to Financial Statements.

PGIM Total Return Bond Fund	23

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)

Home Equity Loans (cont’d.)
Asset-Backed Securities Corp. Home Equity Loan Trust, (cont’d.)
Series 2004-HE3, Class M1, 1 Month LIBOR + 0.810%	2.707	%(c)	06/25/34	7,136	$7,116,259
Series 2004-HE6, Class M1, 1 Month LIBOR + 0.945%	2.842	(c)	09/25/34	1,013	1,023,048
Series 2004-HE8, Class M1, 1 Month LIBOR + 1.050%	2.947	(c)	12/25/34	1,804	1,757,731
Series 2004-HE9, Class M1, 1 Month LIBOR + 0.975%	2.872	(c)	12/25/34	2,181	2,135,104
Bear Stearns Asset-Backed Securities I Trust,
Series 2004-FR2, Class M2, 1 Month LIBOR + 1.020%	2.917	(c)	06/25/34	4,100	4,150,720
Series 2004-HE7, Class M1, 1 Month LIBOR + 0.900%	2.797	(c)	08/25/34	4,250	4,247,122
Series 2004-HE8, Class M1, 1 Month LIBOR + 0.975%	2.872	(c)	09/25/34	223	211,001
Series 2004-HE11, Class M2, 1 Month LIBOR + 1.575%	3.472	(c)	12/25/34	4,708	4,819,133
Series 2005-HE5, Class M2, 1 Month LIBOR + 1.035%	2.932	(c)	06/25/35	4,739	4,777,096
Series 2007-HE3, Class 1A2, 1 Month LIBOR + 0.200%	2.097	(c)	04/25/37	174	217,725
Bear Stearns Asset-Backed Securities Trust,
Series 2002-2, Class A2, 1 Month LIBOR + 1.200%	3.097	(c)	10/25/32	53	53,304
Series 2004-HE2, Class M1, 1 Month LIBOR + 0.900%	2.797	(c)	03/25/34	1,487	1,489,278
Series 2004-HE5, Class M1, 1 Month LIBOR + 0.855%	2.752	(c)	07/25/34	2,777	2,763,661
CDC Mortgage Capital Trust, Series 2003-HE4, Class M1, 1 Month LIBOR + 0.975%	2.872	(c)	03/25/34	4,874	4,796,943
Credit Suisse First Boston Mortgage Securities Corp., Series 2002-HE4, Class M2, 1 Month LIBOR + 2.250%	4.147	(c)	08/25/32	9	8,447
GSAA Trust, Series 2006-7, Class AF2	5.995	(cc)	03/25/46	990	687,077
Home Equity Asset Trust,
Series 2002-4, Class M1, 1 Month LIBOR + 1.500%	3.397	(c)	03/25/33	2,542	2,528,986
Series 2003-3, Class M1, 1 Month LIBOR + 1.290%	3.187	(c)	08/25/33	1,209	1,213,735

See Notes to Financial Statements.

24

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)

Home Equity Loans (cont’d.)
Home Equity Asset Trust, (cont’d.)
Series 2003-4, Class M1, 1 Month LIBOR + 1.200%	3.097	%(c)	10/25/33	1,297	$1,283,109
Series 2003-5, Class M1, 1 Month LIBOR + 1.050%	2.947	(c)	12/25/33	58	58,573
Series 2003-6, Class M1, 1 Month LIBOR + 1.050%	2.947	(c)	02/25/34	2,606	2,551,542
Series 2004-7, Class M1, 1 Month LIBOR + 0.930%	2.827	(c)	01/25/35	649	649,922
Home Equity Mortgage Loan Asset-Backed Trust, Series 2005-A, Class M3, 1 Month LIBOR + 0.825%	2.722	(c)	03/25/35	217	216,935
JPMorgan Mortgage Acquisition Corp., Series 2005-WMC1, Class M2, 1 Month LIBOR + 0.660%	2.557	(c)	09/25/35	1,202	1,199,025
Legacy Mortgage Asset Trust, Series 2017-RPL1, Class A, 144A, 1 Month LIBOR + 1.750%	3.651	(c)	01/28/70	22,082	22,519,459
MASTR Asset-Backed Securities Trust,
Series 2004-WMC3, Class M1, 1 Month LIBOR + 0.825%	2.722	(c)	10/25/34	5,087	5,105,568
Series 2005-NC1, Class M1, 1 Month LIBOR + 0.720%	2.617	(c)	12/25/34	2,208	2,175,138
Merrill Lynch Mortgage Investors Trust,
Series 2002-HE1, Class A1, 1 Month LIBOR + 1.000%	2.897	(c)	08/25/32	3,038	2,988,673
Series 2003-OPT1, Class A3, 1 Month LIBOR + 0.720%	2.617	(c)	07/25/34	553	552,545
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2003-HE1, Class M1, 1 Month LIBOR + 1.200%	3.097	(c)	05/25/33	744	737,606
Series 2003-NC5, Class M1, 1 Month LIBOR + 1.275%	3.172	(c)	04/25/33	5,791	5,790,985
Series 2004-HE3, Class A4, 1 Month LIBOR + 0.800%	2.697	(c)	03/25/34	483	459,731
Series 2004-HE4, Class M1, 1 Month LIBOR + 0.900%	2.797	(c)	05/25/34	7,090	7,075,908
Series 2004-HE5, Class M1, 1 Month LIBOR + 0.945%	2.842	(c)	06/25/34	747	747,588
Series 2004-HE8, Class A7, 1 Month LIBOR + 1.060%	2.957	(c)	09/25/34	663	656,470

See Notes to Financial Statements.

PGIM Total Return Bond Fund	25

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)

Home Equity Loans (cont’d.)
Morgan Stanley ABS Capital I, Inc. Trust, (cont’d.)
Series 2004-HE8, Class M1, 1 Month LIBOR + 0.960%	2.857	%(c)	09/25/34	4,800	$4,848,754
Series 2004-OP1, Class M1, 1 Month LIBOR + 0.870%	2.767	(c)	11/25/34	3,009	2,998,930
Series 2004-WMC3, Class M2, 1 Month LIBOR + 0.795%	2.692	(c)	01/25/35	4,852	4,841,522
Series 2005-NC2, Class M3, 1 Month LIBOR + 0.675%	2.572	(c)	03/25/35	2,492	2,488,084
Morgan Stanley Dean Witter Capital I, Inc.,
Series 2003-NC3, Class M1, 1 Month LIBOR + 1.350%	3.247	(c)	03/25/33	3,581	3,577,025
Morgan Stanley Dean Witter Capital I, Inc. Trust,
Series 2002-NC5, Class M1, 1 Month LIBOR + 1.410%	3.307	(c)	10/25/32	1,538	1,533,306
New Century Home Equity Loan Trust,
Series 2003-4, Class M1, 1 Month LIBOR + 1.125%	3.022	(c)	10/25/33	4,493	4,399,175
Series 2003-A, Class A, 144A, 1 Month LIBOR + 0.720%	2.617	(c)	10/25/33	1,798	1,744,234
Series 2004-1, Class M1, 1 Month LIBOR + 0.885%	2.782	(c)	05/25/34	646	641,861
Series 2004-3, Class M1, 1 Month LIBOR + 0.930%	2.827	(c)	11/25/34	538	542,057
Series 2004-4, Class M1, 1 Month LIBOR + 0.765%	2.662	(c)	02/25/35	905	899,443
New Residential Mortgage Trust, Series 2018-1A, Class A1A, 144A	4.000	(cc)	12/25/57	50,906	51,777,214
Option One Mortgage Loan Trust, Series 2004-1, Class M1, 1 Month LIBOR + 0.900%	2.797	(c)	01/25/34	3,315	3,291,521
Renaissance Home Equity Loan Trust, Series 2004-1, Class AV3, 1 Month LIBOR + 0.940%	2.837	(c)	05/25/34	5,224	5,118,574
Residential Asset Securities Corp. Trust, Series 2004-KS1, Class AI5	5.370		02/25/34	257	262,185
Securitized Asset-Backed Receivables LLC Trust, Series 2004-NC1, Class M1, 1 Month LIBOR + 0.780%	2.677	(c)	02/25/34	592	596,164
Specialty Underwriting & Residential Finance Trust, Series 2004-BC1, Class M1, 1 Month LIBOR + 0.765%	2.662	(c)	02/25/35	1,362	1,349,571

See Notes to Financial Statements.

26

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)

Home Equity Loans (cont’d.)
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2003-AM1, Class M1, 1 Month LIBOR + 1.350%	3.247	%(c)	04/25/33	234	$233,672
Wells Fargo Home Equity Asset-Backed Securities Trust, Series 2005-1, Class M4, 1 Month LIBOR + 0.915%	2.812	(c)	04/25/35	3,140	3,153,550

					238,857,125

Residential Mortgage-Backed Securities 2.3%
Aames Mortgage Investment Trust, Series 2005-2, Class M4, 1 Month LIBOR + 0.945%	2.842	(c)	07/25/35	1,719	1,729,649
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates,
Series 2004-R2, Class A1A, 1 Month LIBOR + 0.690%	2.587	(c)	04/25/34	1,577	1,581,838
Series 2004-R3, Class M1, 1 Month LIBOR + 0.780%	2.677	(c)	05/25/34	9,765	9,747,632
Series 2004-R8, Class M1, 1 Month LIBOR + 0.960%	2.857	(c)	09/25/34	1,329	1,335,713
Series 2005-R11, Class A2D, 1 Month LIBOR + 0.330%	2.227	(c)	01/25/36	44	43,586
Amortizing Residential Collateral Trust, Series 2002-BC8, Class A3, 1 Month LIBOR + 1.000%	2.897	(c)	11/25/32	289	287,949
Chase Funding Trust, Series 2002-2, Class 1A5	6.333		04/25/32	426	432,177
CIT Mortgage Loan Trust, Series 2007-1, Class 1A, 144A, 1 Month LIBOR + 1.350%	3.247	(c)	10/25/37	92,714	93,484,613
Citigroup Mortgage Loan Trust Asset-Backed Pass-Through Certificates, Series 2005-OPT3, Class M2, 1 Month LIBOR + 0.675%	2.572	(c)	05/25/35	441	441,689
Citigroup Mortgage Loan Trust, Inc., Series 2006-WFH1, Class M2, 1 Month LIBOR + 0.555%	2.452	(c)	01/25/36	784	784,887
Countrywide Asset-Backed Certificates,
Series 2002-3, Class 2A1, 1 Month LIBOR + 0.660%	2.557	(c)	06/25/32	2,040	2,007,641
Series 2003-BC5, Class 2A2, 1 Month LIBOR + 0.700%	2.597	(c)	12/25/33	1,150	1,130,516
Series 2004-3, Class 1A, 1 Month LIBOR + 0.420%	2.317	(c)	08/25/34	12,538	11,889,019
Series 2004-12, Class AF5	5.676		04/25/35	833	832,352

See Notes to Financial Statements.

PGIM Total Return Bond Fund	27

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)
Countrywide Asset-Backed Certificates, (cont’d.)
Series 2004-BC4, Class M1, 1 Month LIBOR + 1.050%	2.947	%(c)	11/25/34	2,303	$2,305,339
Series 2005-BC5, Class M3, 1 Month LIBOR + 0.500%	2.397	(c)	01/25/36	6,475	6,478,460
Series 2006-26, Class 2A3, 1 Month LIBOR + 0.170%	2.067	(c)	06/25/37	589	586,477
Credit Suisse Mortgage Trust,
Series 2016-RPL1, Class A1, 144A, 1 Month LIBOR + 3.150%	5.037	(c)	12/26/46	64,116	66,143,096
Series 2018-3R, 144A, 1 Month LIBOR + 1.200%^	3.071	(c)	12/25/46	76,059	76,106,537
Credit-Based Asset Servicing & Securitization LLC,
Series 2004-CB5, Class M1, 1 Month LIBOR + 0.915%	2.812	(c)	01/25/34	3,185	3,203,229
Series 2004-CB8, Class M1, 1 Month LIBOR + 0.795%	2.692	(c)	12/25/35	2,828	2,836,916
CWABS, Inc. Asset-Backed Certificates Trust,
Series 2003-5, Class AF5	5.207		02/25/34	1,671	1,717,608
Series 2004-5, Class 3A, 1 Month LIBOR + 0.460%	2.357	(c)	09/25/34	570	569,316
Series 2004-6, Class 1A1, 1 Month LIBOR + 0.540%	2.437	(c)	12/25/34	3,681	3,612,410
Series 2004-6, Class 2A4, 1 Month LIBOR + 0.900%	2.797	(c)	11/25/34	576	573,343
Series 2004-6, Class 2A5, 1 Month LIBOR + 0.780%	2.677	(c)	11/25/34	638	633,026
Encore Credit Receivables Trust,
Series 2005-1, Class M1, 1 Month LIBOR + 0.660%	2.557	(c)	07/25/35	3,996	3,956,413
Series 2005-3, Class M3, 1 Month LIBOR + 0.765%	2.662	(c)	10/25/35	10,000	10,043,996
Equity One Mortgage Pass-Through Trust, Series 2004-3, Class M1	4.626		07/25/34	91	89,918
FBR Securitization Trust, Series 2005-2, Class M1, 1 Month LIBOR + 0.720%	2.617	(c)	09/25/35	242	242,019
FFMLT Trust, Series 2005-FF2, Class M4, 1 Month LIBOR + 0.885%	2.782	(c)	03/25/35	1,785	1,797,292
Finance America Mortgage Loan Trust, Series 2004-2, Class M1, 1 Month LIBOR + 0.825%	2.722	(c)	08/25/34	1,992	1,965,624

See Notes to Financial Statements.

28

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)
First Franklin Mortgage Loan Trust, Series 2003-FFH2, Class M1B, 1 Month LIBOR + 0.975%	2.872	%(c)	02/25/34	2,263	$2,206,088
Fremont Home Loan Trust,
Series 2003-B, Class M1, 1 Month LIBOR + 1.050%	2.947	(c)	12/25/33	6,678	6,550,915
Series 2004-2, Class M1, 1 Month LIBOR + 0.855%	2.752	(c)	07/25/34	8,121	8,172,449
Series 2004-C, Class M1, 1 Month LIBOR + 0.975%	2.872	(c)	08/25/34	1,977	1,978,845
GSAMP Trust,
Series 2003-HE2, Class A2, 1 Month LIBOR + 0.640%	2.537	(c)	08/25/33	11,375	11,147,830
Series 2004-AR1, Class M1, 1 Month LIBOR + 0.975%	2.872	(c)	06/25/34	3,804	3,812,419
Series 2004-HE2, Class M1, 1 Month LIBOR + 0.975%	2.872	(c)	09/25/34	2,203	2,224,518
Series 2005-HE3, Class M3, 1 Month LIBOR + 1.050%	2.947	(c)	06/25/35	3,500	3,545,299
Series 2007-HE1, Class A1, 1 Month LIBOR + 0.140%	2.037	(c)	03/25/47	38,437	36,322,685
JPMorgan Mortgage Acquisition Trust, Series 2007-CH5, Class A4, 1 Month LIBOR + 0.160%	2.057	(c)	06/25/36	4,166	4,154,544
Long Beach Mortgage Loan Trust,
Series 2003-4, Class AV1, 1 Month LIBOR + 0.620%	2.517	(c)	08/25/33	5,748	5,720,283
Series 2004-1, Class M1, 1 Month LIBOR + 0.750%	2.647	(c)	02/25/34	726	727,028
Series 2004-2, Class M1, 1 Month LIBOR + 0.795%	2.692	(c)	06/25/34	247	244,951
Series 2004-4, Class 1A1, 1 Month LIBOR + 0.560%	2.457	(c)	10/25/34	14	13,481
Merrill Lynch Mortgage Investors Trust,
Series 2004-OPT1, Class A1A, 1 Month LIBOR + 0.520%	2.417	(c)	06/25/35	702	699,906
Series 2004-OPT1, Class A2A, 1 Month LIBOR + 0.720%	2.617	(c)	06/25/35	657	632,119
Series 2004-WMC3, Class M2, 1 Month LIBOR + 1.845%	3.742	(c)	01/25/35	2,813	2,843,847

See Notes to Financial Statements.

PGIM Total Return Bond Fund	29

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-NC6, Class M1, 1 Month LIBOR + 0.900%	2.797	%(c)	07/25/34	3,704	$3,613,196
Ownit Mortgage Loan Trust, Series 2005-2, Class M4, 1 Month LIBOR + 0.930%	2.827	(c)	03/25/36	3	2,534
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2005-WLL1, Class M3, 1 Month LIBOR + 0.735%	2.632	(c)	03/25/35	13,319	13,365,072
Specialty Underwriting & Residential Finance Trust,
Series 2003-BC2, Class M1, 1 Month LIBOR + 1.125%	3.022	(c)	06/25/34	809	797,348
Series 2003-BC4, Class M1, 1 Month LIBOR + 0.900%	2.797	(c)	11/25/34	415	397,768
Series 2004-BC2, Class A2, 1 Month LIBOR + 0.540%	2.437	(c)	05/25/35	1,041	974,849
Series 2004-BC2, Class M1, 1 Month LIBOR + 0.825%	2.722	(c)	05/25/35	1,286	1,282,488
Series 2004-BC3, Class A2C, 1 Month LIBOR + 1.000%	2.897	(c)	07/25/35	800	799,638
Structured Asset Investment Loan Trust,
Series 2003-BC7, Class 3A2, 1 Month LIBOR + 0.950%	2.847	(c)	07/25/33	1,261	1,250,442
Series 2003-BC10, Class A4, 1 Month LIBOR + 1.000%	2.897	(c)	10/25/33	1,251	1,238,177
Structured Asset Investment Loan Trust (Cayman Islands),
Series 2003-BC8, Class 3A3, 1 Month LIBOR + 0.900%	2.797	(c)	08/25/33	298	292,974
Series 2003-BC9, Class 2A, 1 Month LIBOR + 0.950%	2.847	(c)	08/25/33	10,326	10,074,271
Structured Asset Investment Loan Trust,
Series 2004-6, Class A3, 1 Month LIBOR + 0.800%	2.697	(c)	07/25/34	2,526	2,522,073
Series 2004-7, Class A8, 1 Month LIBOR + 1.200%	3.097	(c)	08/25/34	2,510	2,478,776
Series 2004-BNC1, Class A2, 1 Month LIBOR + 1.000%	2.897	(c)	09/25/34	1,446	1,446,035
Series 2004-BNC1, Class A4, 1 Month LIBOR + 0.940%	2.837	(c)	09/25/34	1,231	1,226,980
Series 2005-6, Class M2, 1 Month LIBOR + 0.780%	2.677	(c)	07/25/35	17,279	17,341,099
Series 2005-7, Class M1, 1 Month LIBOR + 0.735%	2.632	(c)	08/25/35	3,958	3,962,390

See Notes to Financial Statements.

30

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value
ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)
Towd Point Mortgage Trust,
Series 2015-2, Class 1M2, 144A	3.579	%(cc)	11/25/60		22,127	$22,728,018
Series 2017-4, Class A1, 144A	2.750	(cc)	06/25/57		97,170	95,386,230
Series 2017-6, Class A1, 144A	2.750	(cc)	10/25/57		103,194	101,402,895
VOLT LLC,
Series 2017-NP10, Class A1, 144A	3.000		10/25/47		35,395	35,085,867
Series 2017-NPL4, Class A1, 144A	3.375		04/25/47		5,801	5,783,068
Series 2017-NPL7, Class A1, 144A	3.250		06/25/47		8,135	8,088,705

						731,128,380

Small Business Loan 0.0%
Small Business Administration Participation Certificates,
Series 2001-20A, Class 1	6.290		01/01/21		22	22,289
Series 2003-20I, Class 1	5.130		09/01/23		17	17,811

						40,100

Student Loans 0.4%
Earnest Student Loan Program LLC,
Series 2016-C, Class A1, 144A, 1 Month LIBOR + 1.850%	3.747	(c)	10/27/36		5,004	5,190,554
Series 2016-D, Class A1, 144A, 1 Month LIBOR + 1.400%	3.297	(c)	01/25/41		4,803	4,919,855
Laurel Road Prime Student Loan Trust, Series 2018-A, Class A, 144A	—	(p)	02/25/43		82,210	122,706,646
Sofi Professional Loan Program Trust, Series 2018-B, Class A2FX, 144A	3.340		08/25/47		7,000	6,963,769

						139,780,824

TOTAL ASSET-BACKED SECURITIES (cost $9,146,563,475)						9,190,018,876

BANK LOANS 1.0%

Consumer Cyclical - Services 0.0%
CD&R Firefly Bidco Ltd. (United Kingdom), Facility B1, 3 Month LIBOR + 4.500%	5.210	(c)	07/15/22	GBP	10,000	13,745,584

Financial Institutions 0.2%
McAfee LLC,
Closing Date USD Term Loan, 1 Month LIBOR + 4.500%	6.400	(c)	09/30/24		50,944	51,544,426
Second Lien Initial Loan, 1 Month LIBOR + 8.500%	10.400	(c)	09/29/25		12,150	12,301,875

						63,846,301

See Notes to Financial Statements.

PGIM Total Return Bond Fund	31

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value
BANK LOANS (Continued)

Food & Beverage 0.2%
Flora Food Group (United Kingdom), Term Loan	—	%(p)	02/28/25	GBP	43,800	$59,779,761

Gaming 0.0%
Cyan Blue Holdco 3 Ltd. (United Kingdom), First Lien Term B Loan, 3 Month GBP LIBOR + 4.000%	4.710	(c)	08/23/24	GBP	11,409	15,697,364

Health Care & Pharmaceutical 0.1%
Avantor, Inc., Initial Euro Term Loan, 1 Month EURIBOR + 4.250%	4.250	(c)	11/21/24	EUR	9,152	11,114,182
Nidda Healthcare Holdings AG (Germany), Term Loan	—	(p)	09/20/24	GBP	17,000	23,408,918

						34,523,100

Hotels, Resorts & Cruise Lines 0.0%
Richmond UK Bidco Ltd. (United Kingdom), Facility B, 1 Month GBP LIBOR + 4.250%	4.760	(c)	03/03/24	GBP	8,741	11,868,872

Retail 0.3%
EG AMER LLC, Term Loan^	—	(p)	02/01/26		18,775	18,681,125
Euro Garages Ltd. (United Kingdom),
Term Loan	—	(p)	02/28/25	GBP	43,200	54,184,347
Term Loan	—	(p)	03/31/26	EUR	11,000	13,228,228

						86,093,700

Software 0.0%
Infor US, Inc., Tranche B-6 Term Loan, 1 Month LIBOR + 2.750%	4.650	(c)	02/01/22		4,458	4,475,506

Technology 0.1%
BMC Software Finance, Inc., Initial B-2 US Term Loan, 1 Month LIBOR + 3.250%	5.150	(c)	09/10/22		6,150	6,170,885
Dell International LLC, Replacement Term A-3 Loan, 1 Month LIBOR + 1.500%	3.410	(c)	12/31/18		14,824	14,821,597

						20,992,482

Wireless 0.1%
Centurylink Escrow LLC, Initial Term A Loan, 1 Month LIBOR + 2.750%	4.650	(c)	01/29/23		19,750	19,663,594

TOTAL BANK LOANS (cost $330,237,150)						330,686,264

See Notes to Financial Statements.

32

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES 11.6%
245 Park Avenue Trust, Series 2017-245P, Class A, 144A	3.508%		06/05/37	6,608	$6,483,942
Assurant Commercial Mortgage Trust, Series 2016-1A, Class B, 144A	4.462		05/15/49	7,683	7,275,620
Banc of America Commercial Mortgage Trust, Series 2016-UB10, Class A3	2.903		07/15/49	5,200	4,935,529
BANK,
Series 2017-BNK5, Class A4	3.131		06/15/60	92,900	88,862,417
Series 2017-BNK6, Class A4	3.254		07/15/60	70,950	68,469,411
Series 2017-BNK8, Class A3	3.229		11/15/50	70,000	67,305,462
Series 2018-BN11, Class A2	3.784		03/15/61	60,775	60,782,597
BBCCRE Trust, Series 2015-GTP, Class A, 144A	3.966		08/10/33	31,000	30,671,701
BBCMS Mortgage Trust,
Series 2016-ETC, Class A, 144A	2.937		08/14/36	17,450	16,373,211
Series 2016-ETC, Class B, 144A	3.189		08/14/36	6,970	6,463,296
Series 2016-ETC, Class C, 144A	3.391		08/14/36	5,770	5,318,117
Series 2016-ETC, Class D, 144A	3.729	(cc)	08/14/36	21,720	19,823,399
Series 2016-ETC, Class E, 144A	3.729	(cc)	08/14/36	13,900	11,997,539
BENCHMARK Mortgage Trust, Series 2018-B2, Class A4	3.615		02/15/51	15,000	14,897,059
CCUBS Commercial Mortgage Trust, Series 2017-C1, Class A3	3.283		11/15/50	37,610	36,195,988
CD Commercial Mortgage Trust,
Series 2017-CD4, Class A3	3.248		05/10/50	60,000	58,078,020
Series 2017-CD5, Class A3	3.171		08/15/50	79,475	76,192,007
Series 2017-CD6, Class A4	3.190		11/13/50	121,000	116,207,626
CFCRE Commercial Mortgage Trust, Series 2017-C8, Class A4	3.572		06/15/50	8,000	7,872,590
CG-CCRE Commercial Mortgage Trust, Series 2014-FL2, Class A, 144A, 1 Month LIBOR + 1.854%	3.751	(c)	11/15/31	3,393	3,394,335
CGMS Commercial Mortgage Trust, Series 2017-B1, Class A3	3.197		08/15/50	105,000	100,675,176
Citigroup Commercial Mortgage Trust,
Series 2014-GC21, Class A4	3.575		05/10/47	11,690	11,762,347
Series 2014-GC25, Class A3	3.372		10/10/47	10,000	9,906,410
Series 2015-GC35, Class A4	3.818		11/10/48	36,255	36,669,743
Series 2015-P1, Class XB, IO	0.053	(cc)	09/15/48	58,898	190,612
Series 2016-C1, Class A4	3.209		05/10/49	1,750	1,697,242
Series 2016-GC37, Class A4	3.314		04/10/49	7,150	6,968,874
Series 2016-P6, Class A4	3.458		12/10/49	40,000	39,416,272
Series 2017-C4, Class A3	3.209		10/12/50	90,000	86,577,246
Series 2017-P7, Class A3	3.442		04/14/50	32,600	32,030,817
Series 2017-P8, Class A3	3.203		09/15/50	43,825	42,161,013

See Notes to Financial Statements.

PGIM Total Return Bond Fund	33

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
CityLine Commercial Mortgage Trust,
Series 2016-CLNE, Class B, 144A	2.871	%(cc)	11/10/31	40,376	$38,091,659
Series 2016-CLNE, Class C, 144A	2.871	(cc)	11/10/31	15,000	13,933,354
Commercial Mortgage Pass Through Certificates, Series 2016-CR28, Class A4	3.762		02/10/49	24,141	24,282,198
Commercial Mortgage Trust,
Series 2012-CR5, Class A3	2.540		12/10/45	3,000	2,902,113
Series 2013-CR7, Class A3	2.929		03/10/46	7,386	7,237,526
Series 2013-LC6, Class XA, IO	1.554	(cc)	01/10/46	42,907	2,298,144
Series 2014-UBS3, Class A3	3.546		06/10/47	12,500	12,527,579
Series 2014-UBS4, Class A4	3.420		08/10/47	10,300	10,249,635
Series 2014-UBS5, Class A4	3.838		09/10/47	48,200	48,979,437
Series 2014-UBS6, Class A4	3.378		12/10/47	14,000	13,882,863
Series 2015-CR26, Class A4	3.630		10/10/48	8,380	8,369,383
Series 2015-CR27, Class A4	3.612		10/10/48	48,000	47,819,266
Series 2015-DC1, Class XA, IO	1.284	(cc)	02/10/48	122,553	6,158,081
Series 2015-LC21, Class A4	3.708		07/10/48	7,900	7,944,057
Series 2015-PC1, Class A5	3.902		07/10/50	22,200	22,560,854
Series 2016-COR1, Class A3	2.826		10/10/49	43,000	40,592,258
Series 2016-DC2, Class A5	3.765		02/10/49	15,610	15,673,857
Series 2017-COR2, Class A2	3.239		09/10/50	116,925	112,748,848
Credit Suisse Commercial Mortgage Trust,
Series 2014-USA, Class A2, 144A	3.953		09/15/37	50,425	50,573,517
Series 2016-NXSR, Class A4	3.795	(cc)	12/15/49	13,245	13,270,208
CSAIL Commercial Mortgage Trust,
Series 2015-C3, Class XB, IO	0.250		08/15/48	86,961	1,293,501
Series 2016-C7, Class A4	3.210		11/15/49	6,500	6,271,600
Series 2018-CX11, Class A3	4.095		04/15/51	24,784	25,363,960
Series 2018-CX11, Class A4	3.766		04/15/51	25,600	25,640,863
DBJPM Mortgage Trust,
Series 2016-C3, Class A4	2.632		09/10/49	57,450	53,343,273
Series 2017-C6, Class A4	3.071		06/10/50	61,475	58,510,337
DBWF Mortgage Trust,
Series 2016-85T, Class D, 144A	3.935	(cc)	12/10/36	23,405	22,200,347
Series 2016-85T, Class E, 144A	3.935	(cc)	12/10/36	22,177	20,043,078
Eleven Madison Trust Mortgage Trust, Series 2015-11MD, Class C, 144A	3.673	(cc)	09/10/35	30,650	29,630,762
Fannie Mae-Aces, Series 2015-M8, Class AB2	2.829	(cc)	01/25/25	11,226	10,864,243
FHLMC Multifamily Structured Pass-Through Certificates,
Series K006, Class AX1, IO	1.119	(cc)	01/25/20	244,308	3,330,096
Series K007, Class X1, IO	1.205	(cc)	04/25/20	16,939	278,475
Series K008, Class X1, IO	1.682	(cc)	06/25/20	143,661	3,778,565

See Notes to Financial Statements.

34

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
FHLMC Multifamily Structured Pass-Through Certificates, (cont’d.)
Series K009, Class X1, IO	1.459	%(cc)	08/25/20	3,109	$75,694
Series K014, Class X1, IO	1.351	(cc)	04/25/21	12,058	353,332
Series K015, Class X1, IO	1.756	(cc)	07/25/21	1,359	58,158
Series K019, Class X1, IO	1.809	(cc)	03/25/22	125,651	6,689,636
Series K020, Class X1, IO	1.556	(cc)	05/25/22	46,156	2,161,326
Series K021, Class X1, IO	1.593	(cc)	06/25/22	213,157	10,547,011
Series K024, Class X1, IO	0.976	(cc)	09/25/22	110,990	3,391,405
Series K025, Class X1, IO	0.989	(cc)	10/25/22	29,219	942,764
Series K026, Class X1, IO	1.133	(cc)	11/25/22	174,594	6,463,336
Series K027, Class X1, IO	0.912	(cc)	01/25/23	259,210	7,826,979
Series K032, Class X1, IO	0.222	(cc)	05/25/23	244,703	1,317,776
Series K038, Class X1, IO	1.326	(cc)	03/25/24	155,793	8,706,137
Series K043, Class X1, IO	0.673	(cc)	12/25/24	76,154	2,355,877
Series K044, Class X1, IO	0.877	(cc)	01/25/25	442,911	18,190,493
Series K052, Class X1, IO	0.805	(cc)	11/25/25	309,435	12,610,719
Series K053, Class X1, IO	1.029	(cc)	12/25/25	138,807	7,929,213
Series K055, Class X1, IO	1.501	(cc)	03/25/26	92,701	8,172,910
Series K058, Class XAM, IO	0.943	(cc)	08/25/26	59,334	3,588,948
Series K069, Class X1, IO	0.497	(cc)	09/25/27	565,379	17,597,034
Series K703, Class X1, IO	2.194	(cc)	05/25/18	1,156	61
Series K710, Class X1, IO	1.860	(cc)	05/25/19	28,849	361,080
Series K711, Class X1, IO	1.802	(cc)	07/25/19	44,774	585,117
Series K718, Class X1, IO	0.762	(cc)	01/25/22	287,634	5,815,242
Series K726, Class X1, IO	1.018	(cc)	04/25/24	155,854	6,746,143
Series KAIV, Class X1, IO	1.289	(cc)	06/25/21	1,933	57,898
Series Q001, Class XA, IO	2.292	(cc)	02/25/32	29,647	4,482,856
Series Q002, Class XA, IO	1.188	(cc)	07/25/33	38,199	3,011,015
Freddie Mac Mortgage Trust,
Series 2013-K27, Class X2A, IO, 144A	0.100		01/25/46	1,293,788	4,839,025
Series 2013-K32, Class X2A, IO, 144A	0.100		10/25/46	1,173,226	4,588,605
GS Mortgage Securities Trust,
Series 2013-GC12, Class A3	2.860		06/10/46	11,400	11,128,314
Series 2013-GC16, Class XA, IO	1.561	(cc)	11/10/46	34,455	1,253,793
Series 2014-GC22, Class XB, IO	0.409	(cc)	06/10/47	37,110	745,087
Series 2015-GC32, Class XB, IO	0.010	(cc)	07/10/48	60,188	35,619
Series 2017-GS5, Class A3	3.409		03/10/50	46,400	45,439,404
Series 2017-GS6, Class A2	3.164		05/10/50	70,600	67,825,455
Series 2017-GS7, Class A3	3.167		08/10/50	114,260	108,824,058
Series 2017-GS8, Class A3	3.205		11/10/50	100,000	95,946,930
Houston Galleria Mall Trust, Series 2015-HGLR, Class XCP, IO, 144A	0.315	(cc)	03/05/23	525,000	5,662,702
IMT Trust, Series 2017-APTS, Class AFX, 144A	3.478		06/15/34	23,725	23,544,861

See Notes to Financial Statements.

PGIM Total Return Bond Fund	35

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C18, Class A2	2.879%		02/15/47	1,837	$1,837,186
Series 2014-C21, Class A4	3.493		08/15/47	9,800	9,783,668
Series 2014-C23, Class XA, IO	0.965	(cc)	09/15/47	75,492	2,092,398
Series 2014-C24, Class A3	3.098		11/15/47	8,040	7,989,991
Series 2014-C25, Class A4A1	3.408		11/15/47	7,800	7,738,252
Series 2014-C26, Class A3	3.231		01/15/48	11,650	11,430,823
Series 2015-C28, Class A4	3.227		10/15/48	35,300	34,482,953
Series 2015-C29, Class XA, IO	1.058	(cc)	05/15/48	51,315	1,643,049
JPMCC Commercial Mortgage Securities Trust, Series 2017-JP7, Class A4	3.195		09/15/50	70,600	67,962,786
JPMDB Commercial Mortgage Securities Trust,
Series 2017-C7, Class A4	3.147		10/15/50	90,000	86,103,810
Series 2016-C4, Class A2	2.882		12/15/49	53,000	49,984,851
Series 2017-C5, Class A4	3.414		03/15/50	36,250	35,544,002
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2012-CBX, Class A3	3.139		06/15/45	535	535,538
Series 2012-LC9, Class A4	2.611		12/15/47	4,000	3,928,436
Series 2013-C10, Class A4	2.875		12/15/47	4,488	4,434,106
Series 2013-C13, Class A3	3.525		01/15/46	3,000	3,019,099
Series 2014-C20, Class A3A1	3.472		07/15/47	5,042	5,072,688
Series 2016-JP2, Class A3	2.559		08/15/49	40,000	37,177,624
LSTAR Commercial Mortgage Trust, Series 2017-5, Class A4, 144A	3.390		03/10/50	8,500	8,276,496
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2012-C5, Class XA, IO, 144A	1.631	(cc)	08/15/45	44,101	2,154,117
Series 2013-C7, Class A3	2.655		02/15/46	7,974	7,730,652
Series 2013-C8, Class A3	2.863		12/15/48	3,061	2,993,602
Series 2013-C9, Class A3	2.834		05/15/46	5,900	5,755,397
Series 2015-C24, Class A3	3.479		05/15/48	8,425	8,333,492
Series 2015-C24, Class XA, IO	0.948	(cc)	05/15/48	166,371	7,216,055
Series 2015-C25, Class A5	3.635		10/15/48	37,300	37,339,344
Series 2016-C30, Class A5	2.860		09/15/49	37,200	34,963,030
Series 2016-C31, Class A4	2.840		11/15/49	42,000	39,505,780
Series 2017-C34, Class A3	3.276		11/15/52	20,000	19,255,356
Morgan Stanley Capital I Trust,
Series 2015-XLF1, Class B, 144A, 1 Month LIBOR + 1.750%	3.647	(c)	08/14/31	4,772	4,786,407
Series 2017-H1, Class A4	3.259		06/15/50	56,175	54,262,865
Olympic Tower Mortgage Trust, Series 2017-OT, Class C, 144A	4.077	(cc)	05/10/39	21,000	20,982,100
Shops at Crystals Trust, Series 2016-CSTL, Class A, 144A	3.126		07/05/36	28,675	27,202,659

See Notes to Financial Statements.

36

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
UBS Commercial Mortgage Trust,
Series 2017-C2, Class A3	3.225%		08/15/50	98,815	$95,105,396
Series 2017-C3, Class A3	3.167		08/15/50	78,800	75,402,239
Series 2017-C5, Class A4	3.212		11/15/50	32,275	30,912,579
Series 2017-C6, Class A4	3.320		12/15/50	50,000	48,285,880
UBS-Barclays Commercial Mortgage Trust,
Series 2013-C5, Class A3	2.920		03/10/46	8,783	8,618,895
Series 2013-C5, Class XA, IO, 144A	1.112	(cc)	03/10/46	14,387	547,508
Series 2013-C5, Class XB, IO, 144A	0.567	(cc)	03/10/46	96,528	2,010,205
Series 2013-C6, Class A3FL, 144A, 1 Month LIBOR + 0.790%	2.684	(c)	04/10/46	21,173	21,520,579
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class AM	6.209	(cc)	02/15/51	4,667	4,785,979
Wells Fargo Commercial Mortgage Trust,
Series 2013-LC12, Class A3FL, 144A, 1 Month LIBOR + 1.050%	2.946	(c)	07/15/46	27,500	27,857,129
Series 2014-LC16, Class A4	3.548		08/15/50	5,910	5,918,544
Series 2015-LC20, Class A4	2.925		04/15/50	6,160	5,916,708
Series 2015-NXS1, Class XB, IO	0.492	(cc)	05/15/48	24,936	782,293
Series 2015-NXS2, Class A4	3.498		07/15/58	13,700	13,593,559
Series 2016-C34, Class XB, IO	1.108	(cc)	06/15/49	36,018	2,440,623
Series 2016-C35, Class A3	2.674		07/15/48	60,000	55,841,094
Series 2016-C35, Class XB, IO	1.097	(cc)	07/15/48	55,952	3,776,033
Series 2016-C36, Class A3	2.807		11/15/59	53,000	49,674,685
Series 2016-NXS6, Class A3	2.642		11/15/49	37,500	34,903,245
Series 2017-C38, Class A4	3.190		07/15/50	80,000	76,773,984
Series 2017-C39, Class A4	3.157		09/15/50	115,000	110,023,743
Series 2017-C40, Class A3	3.317		10/15/50	45,680	44,338,223
Series 2018-C44, Class A4	3.948		05/15/51	70,885	71,589,951

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $3,959,304,871)					3,788,309,254

CORPORATE BONDS 36.8%

Aerospace/Defense 0.2%
Embraer Netherlands Finance BV (Brazil), Gtd. Notes	5.050		06/15/25	2,700	2,821,500
Harris Corp., Sr. Unsec’d. Notes	3.832		04/27/25	2,700	2,686,342
Lockheed Martin Corp., Sr. Unsec’d. Notes(a)	2.900		03/01/25	5,164	4,903,097
Rockwell Collins, Inc.,
Sr. Unsec’d. Notes	3.200		03/15/24	25,000	24,017,708
Sr. Unsec’d. Notes	3.500		03/15/27	13,250	12,584,130
Sr. Unsec’d. Notes	4.350		04/15/47	3,980	3,830,482
Spirit AeroSystems, Inc., Gtd. Notes	3.850		06/15/26	6,000	5,839,801

					56,683,060

See Notes to Financial Statements.

PGIM Total Return Bond Fund	37

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Agriculture 0.3%
Altria Group, Inc., Gtd. Notes(a)	2.850%	08/09/22	6,925	$6,747,773
BAT Capital Corp. (United Kingdom),
Gtd. Notes, 144A	2.297	08/14/20	18,200	17,806,525
Gtd. Notes, 144A	3.222	08/15/24	13,775	13,088,795
Gtd. Notes, 144A(a)	3.557	08/15/27	25,000	23,389,890
Gtd. Notes, 144A(a)	4.540	08/15/47	3,115	2,965,488
Reynolds American, Inc. (United Kingdom),
Gtd. Notes	4.000	06/12/22	7,255	7,317,380
Gtd. Notes	4.450	06/12/25	21,668	21,880,602
Gtd. Notes	8.125	06/23/19	305	322,154
Vector Group Ltd., Sr. Sec’d. Notes, 144A	6.125	02/01/25	8,000	7,936,960

				101,455,567

Airlines 0.4%
American Airlines 2013-1 Class A Pass-Through Trust, Pass-Through Certificates	4.000	01/15/27	6,035	6,037,599
American Airlines 2013-2 Class A Pass-Through Trust, Pass-Through Certificates	4.950	07/15/24	7,237	7,466,504
American Airlines 2014-1 Class A Pass-Through Trust, Pass-Through Certificates(a)	3.700	04/01/28	2,492	2,452,366
American Airlines 2015-1 Class A Pass-Through Trust, Pass-Through Certificates	3.375	11/01/28	10,386	9,993,124
American Airlines 2015-2 Class AA Pass-Through Trust, Pass-Through Certificates	3.600	03/22/29	11,339	11,106,812
Continental Airlines 2001-1 Class A-1 Pass-Through Trust, Pass-Through Certificates	6.703	12/15/22	1	675
Continental Airlines 2007-1 Class A Pass-Through Trust, Pass-Through Certificates	5.983	10/19/23	351	373,331
Continental Airlines 2010-1 Class A Pass-Through Trust, Pass-Through Certificates	4.750	07/12/22	260	267,092
Continental Airlines 2012-1 Class A Pass-Through Trust, Pass-Through Certificates	4.150	10/11/25	2,224	2,242,483
Continental Airlines 2012-2 Class A Pass-Through Trust, Pass-Through Certificates	4.000	04/29/26	753	757,240
Delta Air Lines 2007-1 Class A Pass-Through Trust, Pass-Through Certificates	6.821	02/10/24	1,322	1,451,900
Delta Air Lines 2009-1 Class A Pass-Through Trust, Pass-Through Certificates	7.750	06/17/21	484	510,240
Delta Air Lines 2010-2 Class A Pass-Through Trust, Pass-Through Certificates	4.950	11/23/20	523	529,229

See Notes to Financial Statements.

38

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)

Airlines (cont’d.)
Delta Air Lines 2011-1 Class A Pass-Through Trust, Pass-Through Certificates	5.300%		10/15/20		440	$448,082
Delta Air Lines 2012-1 Class A Pass-Through Trust, Pass-Through Certificates	4.750		11/07/21		964	982,104
Delta Air Lines, Inc., Sr. Unsec’d. Notes	3.625		03/15/22		32,690	32,394,753
Southwest Airlines Co.,
Sr. Unsec’d. Notes	2.650		11/05/20		9,310	9,193,289
Sr. Unsec’d. Notes	3.450		11/16/27		9,680	9,237,905
United Airlines 2015-1 Class AA Pass-Through Trust, Pass-Through Certificates	3.450		06/01/29		10,313	10,002,024
United Airlines 2016-2 Class AA Pass-Through Trust, Pass-Through Certificates	2.875		04/07/30		16,093	15,199,929
United Airlines 2018-1 Class AA Pass-Through Trust, Pass-Through Certificates(a)	3.500		09/01/31		12,320	12,004,042
US Airways 2012-2 Class A Pass-Through Trust, Pass-Through Certificates	4.625		12/03/26		1,775	1,825,142

						134,475,865

Apparel 0.2%
Hanesbrands Finance Luxembourg SCA, Gtd. Notes, 144A	3.500		06/15/24	EUR	7,175	9,097,050
PVH Corp.,
Sr. Unsec’d. Notes, 144A	3.125		12/15/27	EUR	12,625	15,095,816
Sr. Unsec’d. Notes, 144A	3.625		07/15/24	EUR	24,525	32,128,404

						56,321,270

Auto Manufacturers 1.0%
BMW US Capital LLC (Germany),
Gtd. Notes, 144A, 3 Month LIBOR + 0.410%	2.749	(c)	04/12/21		11,995	12,035,879
Gtd. Notes, 144A(a)	3.100		04/12/21		16,005	15,960,327
Daimler Finance North America LLC (Germany),
Gtd. Notes, 144A	2.250		03/02/20		20,605	20,284,282
Gtd. Notes, 144A	3.100		05/04/20		6,190	6,185,481
Gtd. Notes, 144A	3.350		05/04/21		10,540	10,527,774
Ford Holdings LLC, Gtd. Notes	9.375		03/01/20		3,300	3,641,762
Ford Motor Co.,
Sr. Unsec’d. Notes(a)	4.750		01/15/43		13,495	12,028,538
Sr. Unsec’d. Notes	6.375		02/01/29		2,595	2,881,193
Sr. Unsec’d. Notes	6.625		10/01/28		6,834	7,748,133
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	2.459		03/27/20		16,095	15,846,693

See Notes to Financial Statements.

PGIM Total Return Bond Fund	39

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)

Auto Manufacturers (cont’d.)
Ford Motor Credit Co. LLC, (cont’d.)
Sr. Unsec’d. Notes	3.096%		05/04/23		12,090	$11,530,064
Sr. Unsec’d. Notes	3.219		01/09/22		12,975	12,713,228
Sr. Unsec’d. Notes	3.336		03/18/21		6,900	6,853,272
Sr. Unsec’d. Notes	3.810		01/09/24		5,000	4,872,569
Sr. Unsec’d. Notes	4.134		08/04/25		3,145	3,076,990
Sr. Unsec’d. Notes	5.000		05/15/18		600	600,564
General Motors Co.,
Sr. Unsec’d. Notes	4.000		04/01/25		5,560	5,392,630
Sr. Unsec’d. Notes(a)	4.875		10/02/23		3,725	3,838,149
Sr. Unsec’d. Notes(a)	5.150		04/01/38		10,815	10,388,751
Sr. Unsec’d. Notes	6.250		10/02/43		3,990	4,261,501
Sr. Unsec’d. Notes	6.600		04/01/36		4,470	5,007,679
General Motors Financial Co., Inc.,
Gtd. Notes	3.150		01/15/20		7,490	7,482,691
Gtd. Notes, 3 Month LIBOR + 0.850%	3.188	(c)	04/09/21		11,990	12,074,973
Gtd. Notes	3.450		04/10/22		27,425	27,052,490
Gtd. Notes(a)	3.550		04/09/21		9,070	9,063,242
Gtd. Notes	3.700		05/09/23		21,265	20,929,366
Gtd. Notes(a)	3.850		01/05/28		36,870	34,311,966
Gtd. Notes	4.000		10/06/26		7,785	7,448,591
Gtd. Notes(a)	4.350		01/17/27		23,775	23,126,399
Gtd. Notes	5.250		03/01/26		2,450	2,546,573
Harley-Davidson Financial Services, Inc., Gtd. Notes, 144A, MTN	2.150		02/26/20		12,370	12,136,300
Jaguar Land Rover Automotive PLC (United Kingdom),
Gtd. Notes, 144A	4.125		12/15/18		6,221	6,228,776
Gtd. Notes, 144A	4.250		11/15/19		2,165	2,181,238

						340,258,064

Auto Parts & Equipment 0.3%
Adient Global Holdings Ltd., Gtd. Notes, 144A	3.500		08/15/24	EUR	9,692	11,849,757
Goodyear Tire & Rubber Co. (The),
Gtd. Notes(a)	5.000		05/31/26		8,450	8,048,625
Gtd. Notes(a)	5.125		11/15/23		4,225	4,203,875
IHO Verwaltungs GmbH (Germany),
Sr. Sec’d. Notes, Cash coupon 3.250% or PIK 4.000%, 144A	3.250		09/15/23	EUR	16,175	20,140,960
Sr. Sec’d. Notes, Cash coupon 3.750% or PIK 4.500%, 144A	3.750		09/15/26	EUR	15,485	19,634,641

See Notes to Financial Statements.

40

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)

Auto Parts & Equipment (cont’d.)
Lear Corp.,
Sr. Unsec’d. Notes	5.250%		01/15/25		2,100	$2,211,441
Sr. Unsec’d. Notes	5.375		03/15/24		11,650	12,194,435
Magna International, Inc. (Canada),
Sr. Unsec’d. Notes	3.625		06/15/24		4,285	4,287,218
Sr. Unsec’d. Notes	4.150		10/01/25		3,900	3,971,864
ZF North America Capital, Inc. (Germany), Gtd. Notes, 144A	4.500		04/29/22		681	694,960

						87,237,776

Banks 9.2%
Agence Francaise de Developpement (France), Sr. Unsec’d. Notes	1.625		01/21/20		30,400	29,797,411
Banco de Credito del Peru (Peru), Sr. Unsec’d. Notes, 144A	4.250		04/01/23		2,532	2,571,373
Banco Santander SA (Spain),
Sr. Unsec’d. Notes	3.125		02/23/23		4,800	4,610,257
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.120%	3.459	(c)	04/12/23		3,400	3,417,942
Sr. Unsec’d. Notes	3.500		04/11/22		10,600	10,470,006
Sr. Unsec’d. Notes	3.848		04/12/23		4,000	3,969,376
Bank Nederlandse Gemeenten NV (Netherlands),
Sr. Unsec’d. Notes	0.500		03/29/21		1,500	1,392,296
Sr. Unsec’d. Notes	0.500		05/12/21	ZAR	25,000	1,583,408
Sr. Unsec’d. Notes	0.500		06/22/21	ZAR	84,000	5,374,113
Sr. Unsec’d. Notes, EMTN	0.500		06/07/22	ZAR	329,000	19,114,333
Bank of America Corp.,
Jr. Sub. Notes	5.125		12/31/49		2,225	2,253,035
Jr. Sub. Notes	5.875		12/31/49		31,720	31,656,560
Jr. Sub. Notes	6.300		12/31/49		49,750	52,670,325
Jr. Sub. Notes	8.125		12/31/49		5,000	5,010,000
Jr. Sub. Notes, Series K, 3 Month LIBOR + 3.630%	5.989	(c)	12/31/49		200	201,000
Sr. Unsec’d. Notes	3.366		01/23/26		36,535	35,192,544
Sr. Unsec’d. Notes, GMTN	2.625		04/19/21		3,560	3,500,013
Sr. Unsec’d. Notes, GMTN(a)	3.500		04/19/26		6,135	5,924,389
Sr. Unsec’d. Notes, GMTN	3.593		07/21/28		79,940	76,154,855
Sr. Unsec’d. Notes, MTN	3.248		10/21/27		12,862	11,978,299
Sr. Unsec’d. Notes, MTN	3.824		01/20/28		1,065	1,038,095
Sr. Unsec’d. Notes, MTN	4.000		04/01/24		3,125	3,165,283
Sr. Unsec’d. Notes, MTN	4.125		01/22/24		15,785	16,157,986
Sr. Unsec’d. Notes, MTN	4.443		01/20/48		915	916,952
Sr. Unsec’d. Notes, MTN	5.650		05/01/18		2,000	2,000,000

See Notes to Financial Statements.

PGIM Total Return Bond Fund	41

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Banks (cont’d.)
Bank of America Corp., (cont’d.)
Sr. Unsec’d. Notes, 144A	3.004%		12/20/23	3,493	$3,389,710
Sr. Unsec’d. Notes, 144A(a)	3.419		12/20/28	30,155	28,317,373
Sub. Notes, MTN	3.950		04/21/25	19,960	19,553,210
Sub. Notes, MTN	4.000		01/22/25	35,825	35,409,320
Sub. Notes, MTN	4.200		08/26/24	14,330	14,355,513
Sub. Notes, MTN(a)	4.450		03/03/26	39,770	39,974,380
Bank of America NA, Sr. Unsec’d. Notes(a)	2.050		12/07/18	2,000	1,995,673
Bank of Baroda (India), Sr. Unsec’d. Notes, 144A	4.875		07/23/19	2,374	2,407,910
Bank of Montreal (Canada),
Series D, Sr. Unsec’d. Notes, 3 Month LIBOR + 0.460%, MTN	2.802	(c)	04/13/21	15,800	15,862,758
Series D, Sr. Unsec’d. Notes, MTN(a)	3.100		04/13/21	30,240	30,117,141
Bank of New York Mellon Corp. (The),
Jr. Sub. Notes	4.625		12/31/49	17,715	17,050,688
Sr. Unsec’d. Notes, MTN(a)	2.200		08/16/23	13,940	13,080,078
Sr. Unsec’d. Notes, MTN	2.950		01/29/23	4,360	4,273,356
Sr. Unsec’d. Notes, MTN	3.000		02/24/25	11,680	11,181,815
Sr. Unsec’d. Notes, MTN	3.250		09/11/24	3,550	3,478,188
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes	3.200		08/10/21	7,920	7,813,135
Sr. Unsec’d. Notes	3.650		03/16/25	32,165	30,676,114
Sr. Unsec’d. Notes	3.684		01/10/23	6,710	6,619,538
Sub. Notes	5.200		05/12/26	13,010	13,002,688
BB&T Corp., Sr. Unsec’d. Notes, MTN	2.450		01/15/20	12,210	12,102,666
BBVA Bancomer SA (Mexico), Sub. Notes	6.500		03/10/21	2,400	2,532,600
BNP Paribas SA (France),
Sr. Unsec’d. Notes, 144A(a)	3.375		01/09/25	35,885	34,351,471
Sr. Unsec’d. Notes, 144A, MTN	2.950		05/23/22	10,185	9,900,933
Sr. Unsec’d. Notes, 144A, MTN	3.500		03/01/23	19,090	18,825,226
Sr. Unsec’d. Notes, 144A, MTN(a)	3.500		11/16/27	20,000	18,843,204
Sub. Notes, 144A, MTN	4.375		05/12/26	8,755	8,646,795
BNP Paribas/BNP Paribas US Medium-Term Note Program LLC (France), Gtd. Notes, MTN	3.250		03/03/23	9,010	8,940,160
BPCE SA (France),
Gtd. Notes, 144A, MTN(a)	3.000		05/22/22	4,005	3,896,224
Sr. Unsec’d. Notes, 144A, MTN	3.250		01/11/28	20,350	18,951,608
Sr. Unsec’d. Notes, 144A, MTN	3.500		10/23/27	4,330	4,047,758
Sub. Notes, 144A, MTN(a)	4.500		03/15/25	4,015	3,990,126
Sub. Notes, 144A, MTN(a)	4.625		07/11/24	3,460	3,480,133
Branch Banking & Trust Co., Sr. Unsec’d. Notes	2.850		04/01/21	9,550	9,443,095

See Notes to Financial Statements.

42

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Banks (cont’d.)
Capital One NA, Sr. Unsec’d. Notes(a)	2.950%		07/23/21	8,385	$8,244,164
Citibank NA, Sr. Unsec’d. Notes	3.050		05/01/20	27,940	27,922,858
CITIC Ltd. (China), Sr. Unsec’d. Notes, EMTN	6.800		01/17/23	1,800	1,993,937
Citigroup, Inc.,
Jr. Sub. Notes	5.950		12/31/49	51,035	52,757,431
Jr. Sub. Notes(a)	6.125		12/31/49	6,590	6,886,550
Jr. Sub. Notes	6.250		12/31/49	9,660	10,034,325
Sr. Unsec’d. Notes	2.750		04/25/22	3,065	2,979,558
Sr. Unsec’d. Notes	2.876		07/24/23	13,310	12,874,253
Sr. Unsec’d. Notes	3.200		10/21/26	47,585	44,353,030
Sr. Unsec’d. Notes	3.400		05/01/26	20,000	18,886,381
Sr. Unsec’d. Notes(a)	3.520		10/27/28	27,530	25,967,294
Sr. Unsec’d. Notes	3.668		07/24/28	12,612	12,032,680
Sr. Unsec’d. Notes(a)	3.700		01/12/26	21,150	20,522,095
Sr. Unsec’d. Notes	8.125		07/15/39	1,680	2,433,188
Sub. Notes	4.300		11/20/26	1,175	1,158,078
Sub. Notes	4.400		06/10/25	22,755	22,733,434
Sub. Notes	4.450		09/29/27	36,150	35,949,151
Sub. Notes(a)	4.750		05/18/46	42,640	41,562,599
Citizens Bank NA,
Sr. Unsec’d. Notes, MTN	2.300		12/03/18	5,760	5,750,518
Sr. Unsec’d. Notes, MTN	2.500		03/14/19	5,770	5,759,372
Credit Agricole SA (France), Jr. Sub. Notes	7.875		12/31/49	1,000	1,085,000
Credit Suisse AG (Switzerland), Sr. Unsec’d. Notes, MTN	3.625		09/09/24	6,450	6,392,442
Credit Suisse Group AG (Switzerland), Sr. Unsec’d. Notes, 144A(a)	3.869		01/12/29	12,275	11,660,001
Credit Suisse Group Funding Guernsey Ltd. (Switzerland),
Gtd. Notes	3.125		12/10/20	1,930	1,918,496
Gtd. Notes	3.750		03/26/25	3,590	3,476,120
Gtd. Notes	3.800		06/09/23	23,170	23,051,144
Gtd. Notes	4.550		04/17/26	4,315	4,364,839
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes	3.150		01/22/21	12,410	12,188,806
Sr. Unsec’d. Notes, GMTN(a)	3.375		05/12/21	2,160	2,132,940
Sr. Unsec’d. Notes	3.950		02/27/23	9,250	9,114,427
Development Bank of Japan, Inc. (Japan),
Gov’t. Gtd. Notes, GMTN	2.125		01/30/19	1,150	1,145,246
Gov’t. Gtd. Notes, 3 Month LIBOR + 0.240%, GMTN	2.606	(c)	01/28/20	500	500,545
Gov’t. Gtd. Notes, 144A, MTN	2.125		09/01/22	600	573,494
Sr. Unsec’d. Notes, GMTN	2.000		10/19/21	3,440	3,304,137
Sr. Unsec’d. Notes, GMTN	2.235		04/28/22	1,000	962,922

See Notes to Financial Statements.

PGIM Total Return Bond Fund	43

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Banks (cont’d.)
Dexia Credit Local SA (France),
Gov’t. Liquid Gtd. Notes	1.875%	01/29/20	28,817	$28,345,085
Gov’t. Liquid Gtd. Notes	2.250	02/18/20	6,005	5,941,797
Gov’t. Liquid Gtd. Notes, 144A	1.875	09/15/21	29,500	28,364,988
Gov’t. Liquid Gtd. Notes, 144A	2.250	02/18/20	5,750	5,689,480
Gov’t. Liquid Gtd. Notes, 144A	2.500	01/25/21	2,500	2,467,466
Gov’t. Liquid Gtd. Notes, MTN	2.250	01/30/19	7,654	7,634,942
Discover Bank,
Sr. Unsec’d. Notes	3.450	07/27/26	6,775	6,309,286
Sr. Unsec’d. Notes	4.200	08/08/23	9,280	9,388,122
Sr. Unsec’d. Notes	4.250	03/13/26	675	664,976
Sub. Notes	7.000	04/15/20	6,980	7,418,813
Fifth Third Bank, Sr. Unsec’d. Notes	2.375	04/25/19	1,105	1,102,592
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes	5.000	12/31/49	5,000	4,803,200
Jr. Sub. Notes	5.300	12/31/49	40,010	39,609,900
Jr. Sub. Notes(a)	5.375	12/31/49	17,210	17,597,225
Sr. Unsec’d. Notes	3.272	09/29/25	25,500	24,251,897
Sr. Unsec’d. Notes(a)	3.500	01/23/25	19,430	18,777,298
Sr. Unsec’d. Notes(a)	3.500	11/16/26	28,890	27,360,677
Sr. Unsec’d. Notes	3.625	01/22/23	810	806,664
Sr. Unsec’d. Notes	3.750	02/25/26	31,653	30,672,819
Sr. Unsec’d. Notes	3.814	04/23/29	39,260	37,548,975
Sr. Unsec’d. Notes	3.850	01/26/27	46,810	45,196,050
Sr. Unsec’d. Notes	4.017	10/31/38	5,470	5,077,536
Sr. Unsec’d. Notes	5.750	01/24/22	16,755	18,031,040
Sr. Unsec’d. Notes, GMTN	7.500	02/15/19	5,300	5,499,286
Sr. Unsec’d. Notes, MTN	2.905	07/24/23	45,270	43,703,492
Sr. Unsec’d. Notes, MTN	4.000	03/03/24	9,605	9,649,090
Sr. Unsec’d. Notes, MTN(a)	4.800	07/08/44	4,010	4,113,030
Sr. Unsec’d. Notes, MTN	6.000	06/15/20	4,520	4,779,663
Sub. Notes(a)	5.150	05/22/45	12,425	12,919,939
Sub. Notes	6.750	10/01/37	7,405	8,985,136
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes(a)	4.041	03/13/28	4,775	4,692,803
Sr. Unsec’d. Notes	4.300	03/08/26	11,980	12,158,691
Sr. Unsec’d. Notes(a)	4.875	01/14/22	450	470,833
Sr. Unsec’d. Notes	5.100	04/05/21	230	241,552
Sub. Notes	4.250	03/14/24	7,185	7,167,727
Sub. Notes(a)	4.375	11/23/26	4,695	4,654,552
Intesa Sanpaolo SpA (Italy), Sr. Unsec’d. Notes, 144A	3.875	07/14/27	13,835	12,996,582

See Notes to Financial Statements.

44

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Banks (cont’d.)
JPMorgan Chase & Co.,
Jr. Sub. Notes	4.625%		12/31/49	30,100	$28,218,750
Jr. Sub. Notes	5.300		12/31/49	21,720	22,319,472
Jr. Sub. Notes, 3 Month LIBOR + 3.470%	5.829	(c)	12/31/49	5,885	5,929,138
Jr. Sub. Notes	6.750		12/31/49	29,650	32,133,187
Sr. Unsec’d. Notes(a)	2.250		01/23/20	22,900	22,637,886
Sr. Unsec’d. Notes	2.550		10/29/20	15,084	14,865,813
Sr. Unsec’d. Notes(a)	2.550		03/01/21	2,567	2,518,280
Sr. Unsec’d. Notes(a)	2.950		10/01/26	19,630	18,168,258
Sr. Unsec’d. Notes	3.125		01/23/25	20,770	19,798,110
Sr. Unsec’d. Notes	3.200		01/25/23	8,265	8,147,768
Sr. Unsec’d. Notes(a)	3.200		06/15/26	17,100	16,188,682
Sr. Unsec’d. Notes(a)	3.250		09/23/22	8,770	8,681,743
Sr. Unsec’d. Notes	3.300		04/01/26	30,910	29,421,390
Sr. Unsec’d. Notes(a)	3.509		01/23/29	61,905	58,637,836
Sr. Unsec’d. Notes	3.782		02/01/28	6,133	5,952,247
Sr. Unsec’d. Notes	3.882		07/24/38	25,230	23,490,219
Sr. Unsec’d. Notes	3.964		11/15/48	9,330	8,528,090
Sr. Unsec’d. Notes	4.005		04/23/29	7,240	7,105,275
Sr. Unsec’d. Notes	4.032		07/24/48	1,310	1,223,603
Sr. Unsec’d. Notes	4.250		10/15/20	5,160	5,294,502
Sr. Unsec’d. Notes	4.260		02/22/48	19,366	18,651,402
Sr. Unsec’d. Notes	4.350		08/15/21	2,240	2,314,965
Sr. Unsec’d. Notes(a)	4.500		01/24/22	3,350	3,475,422
Sr. Unsec’d. Notes(a)	4.625		05/10/21	1,915	1,989,765
Sub. Notes(a)	3.375		05/01/23	2,775	2,717,210
Sub. Notes	3.875		09/10/24	18,900	18,643,249
JPMorgan Chase Bank NA, Sr. Unsec’d. Notes(a)	3.086		04/26/21	100,750	100,680,041
KeyBank NA,
Sr. Unsec’d. Notes	2.250		03/16/20	13,730	13,537,211
Sr. Unsec’d. Notes	2.500		12/15/19	5,750	5,711,846
KeyCorp, Sr. Unsec’d. Notes, MTN	5.100		03/24/21	560	587,640
Korea Development Bank (The) (South Korea), Sr. Unsec’d. Notes	3.000		03/17/19	2,000	1,996,938
Lloyds Bank PLC (United Kingdom), Gtd. Notes, 144A, MTN	5.800		01/13/20	6,330	6,608,993
Lloyds Banking Group PLC (United Kingdom), Sr. Unsec’d. Notes	3.750		01/11/27	7,875	7,533,582
Manufacturers & Traders Trust Co.,
Sr. Unsec’d. Notes	2.900		02/06/25	18,295	17,504,949
Sub. Notes	3.400		08/17/27	8,400	8,098,817

See Notes to Financial Statements.

PGIM Total Return Bond Fund	45

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Banks (cont’d.)
Mizuho Financial Group, Inc. (Japan), Sr. Unsec’d. Notes(a)	3.170%		09/11/27	10,000	$9,383,891
Morgan Stanley,
Jr. Sub. Notes	5.450		12/31/49	52,385	53,236,256
Jr. Sub. Notes, Series J	5.550		12/31/49	4,810	4,930,250
Sr. Unsec’d. Notes	4.375		01/22/47	17,415	16,929,979
Sr. Unsec’d. Notes	5.750		01/25/21	2,920	3,104,114
Sr. Unsec’d. Notes, GMTN	3.700		10/23/24	5,000	4,935,786
Sr. Unsec’d. Notes, GMTN	3.750		02/25/23	15,905	15,962,101
Sr. Unsec’d. Notes, GMTN(a)	3.772		01/24/29	27,600	26,527,555
Sr. Unsec’d. Notes, GMTN	3.875		01/27/26	17,100	16,853,607
Sr. Unsec’d. Notes, GMTN	5.500		07/28/21	5,485	5,829,021
Sr. Unsec’d. Notes, MTN	2.625		11/17/21	31,590	30,759,760
Sr. Unsec’d. Notes, MTN	2.750		05/19/22	2,600	2,522,257
Sr. Unsec’d. Notes, MTN	3.125		07/27/26	29,095	27,090,030
Sr. Unsec’d. Notes, MTN	3.591		07/22/28	20,260	19,261,324
Sr. Unsec’d. Notes, MTN	3.971		07/22/38	31,620	29,584,852
Sr. Unsec’d. Notes, MTN	5.625		09/23/19	2,530	2,619,289
Sr. Unsec’d. Notes, MTN	6.375		07/24/42	485	610,488
Sub. Notes, GMTN	4.350		09/08/26	15,545	15,446,175
Sub. Notes, MTN	3.950		04/23/27	16,340	15,701,433
MUFG Americas Holdings Corp., Sr. Unsec’d. Notes	2.250		02/10/20	16,675	16,422,102
People’s United Bank NA, Sub. Notes	4.000		07/15/24	1,750	1,741,696
PNC Bank NA,
Sr. Unsec’d. Notes(a)	2.625		02/17/22	14,615	14,226,595
Sr. Unsec’d. Notes	2.950		02/23/25	11,870	11,303,772
Sr. Unsec’d. Notes, MTN	3.250		06/01/25	975	943,911
Sub. Notes	2.950		01/30/23	10,835	10,494,921
Sub. Notes	4.200		11/01/25	1,450	1,477,043
PNC Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes	2.854		11/09/22	1,600	1,556,555
Sub. Notes	3.900		04/29/24	2,715	2,723,642
Royal Bank of Canada (Canada),
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.390%, GMTN	2.749	(c)	04/30/21	7,100	7,109,564
Sr. Unsec’d. Notes, GMTN	3.200		04/30/21	24,110	24,121,718
Royal Bank of Scotland Group PLC (United Kingdom), Sr. Unsec’d. Notes	3.875		09/12/23	26,670	26,228,545
Santander UK Group Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes	2.875		10/16/20	8,520	8,425,471
Sr. Unsec’d. Notes	3.373		01/05/24	38,105	36,997,471
Sr. Unsec’d. Notes	3.571		01/10/23	15,400	15,087,672

See Notes to Financial Statements.

46

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Banks (cont’d.)
Santander UK PLC (United Kingdom), Sr. Unsec’d. Notes	2.375%		03/16/20	21,490	$21,211,755
State Street Corp., Jr. Sub. Notes	5.250		12/31/49	13,075	13,434,563
Sumitomo Mitsui Banking Corp. (Japan),
Bank Gtd. Notes, 3 Month LIBOR + 0.350%	2.703	(c)	01/17/20	47,240	47,282,799
Gtd. Notes	2.450		01/10/19	1,225	1,223,734
Gtd. Notes	2.450		01/16/20	10,750	10,631,889
Gtd. Notes	3.000		01/18/23	5,125	4,990,858
Gtd. Notes, GMTN	2.250		07/11/19	2,560	2,539,845
Sr. Unsec’d. Notes	2.442		10/19/21	9,390	9,093,107
SunTrust Bank, Sr. Unsec’d. Notes	2.750		05/01/23	3,675	3,533,813
SunTrust Banks, Inc., Sr. Unsec’d. Notes	2.500		05/01/19	7,830	7,813,161
UBS Group Funding Switzerland AG (Switzerland),
Gtd. Notes, 144A	2.859		08/15/23	16,355	15,685,528
Gtd. Notes, 144A	4.125		09/24/25	17,751	17,662,731
Gtd. Notes, 144A	4.125		04/15/26	8,634	8,554,173
Gtd. Notes, 144A(a)	4.253		03/23/28	35,385	35,172,103
US Bancorp,
Jr. Sub. Notes	5.300		12/31/49	10,605	10,711,050
Sub. Notes, MTN	3.600		09/11/24	12,170	12,069,413
Wells Fargo & Co.,
Sr. Unsec’d. Notes(a)	2.500		03/04/21	6,960	6,818,303
Sr. Unsec’d. Notes, MTN(a)	3.000		02/19/25	8,280	7,779,188

					3,000,064,235

Beverages 0.1%
Anheuser-Busch InBev Finance, Inc. (Belgium),
Gtd. Notes(h)	4.700		02/01/36	25,475	26,240,297
Gtd. Notes	4.900		02/01/46	6,785	7,039,134
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes	8.000		11/15/39	1,880	2,700,077
Gtd. Notes	8.200		01/15/39	450	656,724
Coca-Cola Icecek A/S (Turkey),
Sr. Unsec’d. Notes	4.750		10/01/18	4,300	4,315,403
Sr. Unsec’d. Notes, 144A	4.750		10/01/18	1,275	1,279,567

					42,231,202

Biotechnology 0.4%
Amgen, Inc.,
Sr. Unsec’d. Notes	2.600		08/19/26	2,810	2,529,841
Sr. Unsec’d. Notes	3.200		11/02/27	26,000	24,305,898

See Notes to Financial Statements.

PGIM Total Return Bond Fund	47

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Biotechnology (cont’d.)
Amgen, Inc., (cont’d.)
Sr. Unsec’d. Notes	4.400%	05/01/45	15,660	$15,235,917
Sr. Unsec’d. Notes(a)	4.663	06/15/51	20,930	20,911,282
Celgene Corp.,
Sr. Unsec’d. Notes	3.250	08/15/22	7,529	7,404,393
Sr. Unsec’d. Notes	3.450	11/15/27	27,975	26,191,853
Sr. Unsec’d. Notes(a)	4.350	11/15/47	16,595	15,356,232
Sr. Unsec’d. Notes(a)	4.550	02/20/48	25,125	23,580,174
Gilead Sciences, Inc., Sr. Unsec’d. Notes	4.800	04/01/44	5,160	5,399,942

				140,915,532

Building Materials 0.3%
Cemex SAB de CV (Mexico), Sr. Sec’d. Notes, 144A(a)	7.750	04/16/26	3,000	3,289,500
Fortune Brands Home & Security, Inc., Sr. Unsec’d. Notes	4.000	06/15/25	23,420	23,549,828
Griffon Corp., Gtd. Notes	5.250	03/01/22	6,400	6,398,080
Martin Marietta Materials, Inc., Sr. Unsec’d. Notes	4.250	07/02/24	2,300	2,343,471
Owens Corning,
Gtd. Notes	4.200	12/15/22	1,625	1,652,982
Gtd. Notes	4.300	07/15/47	15,000	13,171,456
Gtd. Notes(a)	4.400	01/30/48	4,370	3,899,460
Standard Industries, Inc., Sr. Unsec’d. Notes, 144A	5.375	11/15/24	24,350	24,669,594
US Concrete, Inc., Gtd. Notes	6.375	06/01/24	4,000	4,135,000

				83,109,371

Chemicals 0.6%
Ashland LLC, Gtd. Notes	6.875	05/15/43	10,850	11,609,500
CF Industries, Inc.,
Gtd. Notes	4.950	06/01/43	3,565	2,985,688
Gtd. Notes	5.375	03/15/44	6,640	5,816,507
Gtd. Notes	7.125	05/01/20	92	98,095
Sr. Sec’d. Notes, 144A	3.400	12/01/21	22,000	21,674,012
CNAC HK Finbridge Co. Ltd. (China), Gtd. Notes	3.500	07/19/22	4,400	4,242,357
Dow Chemical Co. (The),
Sr. Unsec’d. Notes	3.000	11/15/22	3,675	3,579,496
Sr. Unsec’d. Notes	4.125	11/15/21	5,320	5,437,129
Sr. Unsec’d. Notes	4.250	11/15/20	1,549	1,586,305
Sr. Unsec’d. Notes	4.625	10/01/44	1,460	1,462,938
Sr. Unsec’d. Notes	5.250	11/15/41	6,010	6,484,193
Sr. Unsec’d. Notes	9.400	05/15/39	330	517,229

See Notes to Financial Statements.

48

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Chemicals (cont’d.)
Eastman Chemical Co.,
Sr. Unsec’d. Notes	2.700%		01/15/20	10,010	$9,950,859
Sr. Unsec’d. Notes	3.800		03/15/25	9,781	9,794,906
Sr. Unsec’d. Notes	4.650		10/15/44	3,460	3,498,261
EuroChem Mineral & Chemical Co. OJSC via EuroChem Global Investments Ltd. (Russia), Sr. Unsec’d. Notes, 144A	3.800		04/12/20	8,550	8,295,484
LYB International Finance BV,
Gtd. Notes(a)	4.000		07/15/23	3,000	3,026,375
Gtd. Notes(a)	4.875		03/15/44	6,540	6,732,586
LYB International Finance II BV, Gtd. Notes	3.500		03/02/27	6,300	5,973,775
LyondellBasell Industries NV,
Sr. Unsec’d. Notes	4.625		02/26/55	18,635	17,771,390
Sr. Unsec’d. Notes	5.000		04/15/19	1,575	1,597,742
Sr. Unsec’d. Notes	5.750		04/15/24	1,000	1,088,167
Sr. Unsec’d. Notes	6.000		11/15/21	9,954	10,700,972
Mosaic Co. (The),
Sr. Unsec’d. Notes	5.450		11/15/33	1,040	1,073,966
Sr. Unsec’d. Notes	5.625		11/15/43	3,455	3,436,257
NOVA Chemicals Corp. (Canada), Sr. Unsec’d. Notes, 144A	5.000		05/01/25	4,040	3,888,500
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes	4.125		03/15/35	1,900	1,816,852
Sr. Unsec’d. Notes	4.900		06/01/43	3,370	3,423,615
Sr. Unsec’d. Notes	5.250		01/15/45	7,554	8,012,288
Sr. Unsec’d. Notes	6.125		01/15/41	1,730	2,020,054
Sherwin-Williams Co. (The),
Sr. Unsec’d. Notes	3.450		08/01/25	1,240	1,203,028
Sr. Unsec’d. Notes	3.450		06/01/27	8,035	7,593,135
Union Carbide Corp., Sr. Unsec’d. Notes	7.500		06/01/25	850	1,009,491
Westlake Chemical Corp., Gtd. Notes	4.875		05/15/23	5,705	5,847,625

					183,248,777

Commercial Services 0.6%
Board of Trustees of The Leland Stanford Junior University (The), Unsec’d. Notes	3.647		05/01/48	7,250	7,209,952
California Institute of Technology, Sr. Unsec’d. Notes	4.700		11/01/2111	1,130	1,181,491
Central Nippon Expressway Co. Ltd. (Japan),
Sr. Unsec’d. Notes	2.293		04/23/21	3,500	3,389,519
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.850%, EMTN	2.957	(c)	09/14/21	1,000	1,011,520

See Notes to Financial Statements.

PGIM Total Return Bond Fund	49

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Commercial Services (cont’d.)
DP World Ltd. (United Arab Emirates), Sr. Unsec’d. Notes, MTN	6.850%	07/02/37	2,000	$2,376,192
Ecolab, Inc., Sr. Unsec’d. Notes	2.250	01/12/20	5,125	5,061,407
ERAC USA Finance LLC,
Gtd. Notes, 144A	2.700	11/01/23	27,400	25,932,550
Gtd. Notes, 144A	3.300	12/01/26	10,390	9,818,551
Gtd. Notes, 144A(a)	3.800	11/01/25	17,535	17,312,488
Gtd. Notes, 144A	4.200	11/01/46	7,890	7,266,307
Gtd. Notes, 144A	4.500	02/15/45	3,720	3,591,925
Gtd. Notes, 144A	6.700	06/01/34	2,355	2,873,269
Gtd. Notes, 144A	7.000	10/15/37	4,090	5,220,121
Massachusetts Institute of Technology,
Unsec’d. Notes	3.885	07/01/2116	5,800	5,275,480
Unsec’d. Notes	4.678	07/01/2114	3,000	3,255,264
Unsec’d. Notes	5.600	07/01/2111	942	1,219,455
President & Fellows of Harvard College, Unsec’d. Notes(a)	3.150	07/15/46	9,930	8,901,967
SNCF Reseau EPIC (France), Sr. Unsec’d. Notes, EMTN	1.375	10/11/19	21,000	20,576,640
United Rentals North America, Inc.,
Gtd. Notes	4.875	01/15/28	32,830	31,106,425
Gtd. Notes(a)	5.500	07/15/25	2,375	2,434,375
Gtd. Notes	5.500	05/15/27	4,860	4,835,700
Gtd. Notes(a)	5.875	09/15/26	9,575	9,981,938
University of Southern California, Unsec’d. Notes	3.841	10/01/47	9,375	9,301,508

				189,134,044

Computers 0.4%
Apple, Inc.,
Sr. Unsec’d. Notes(a)	2.850	05/06/21	400	398,872
Sr. Unsec’d. Notes	3.000	02/09/24	23,015	22,525,010
Sr. Unsec’d. Notes	3.750	11/13/47	48,610	45,358,767
Sr. Unsec’d. Notes	4.650	02/23/46	2,025	2,166,837
Dell International LLC/EMC Corp.,
Gtd. Notes, 144A	5.875	06/15/21	11,040	11,358,337
Sr. Sec’d. Notes, 144A	3.480	06/01/19	9,135	9,155,481
DXC Technology Co., Sr. Unsec’d. Notes	2.875	03/27/20	12,400	12,317,560
EMC Corp., Sr. Unsec’d. Notes(a)	2.650	06/01/20	9,650	9,371,111
Hewlett Packard Enterprise Co.,
Sr. Unsec’d. Notes	2.850	10/05/18	6,395	6,403,937
Sr. Unsec’d. Notes, 144A	2.100	10/04/19	18,315	18,064,516

See Notes to Financial Statements.

50

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)

Computers (cont’d.)
NCR Corp., Gtd. Notes	6.375%		12/15/23		3,675	$3,803,625

						140,924,053

Diversified Financial Services 1.1%
ALEX Alpha LLC, U.S. Gov’t. Gtd. Notes	1.617		08/15/24		2,826	2,704,889
Ally Financial, Inc., Gtd. Notes	8.000		03/15/20		2,892	3,116,130
American Express Credit Corp., Sr. Unsec’d. Notes, MTN	2.375		05/26/20		26,300	25,966,516
Arrow Global Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A	5.125		09/15/24	GBP	5,700	7,807,125
Caledonia Generating LLC, Sr. Sec’d. Notes, 144A	1.950		02/28/22		5,488	5,353,804
Capital One Bank USA NA, Sr. Unsec’d. Notes	2.300		06/05/19		4,075	4,043,795
CDP Financial, Inc. (Canada),
Gtd. Notes	3.150		07/24/24		8,472	8,363,525
Gtd. Notes, 144A	3.150		07/24/24		24,485	24,171,488
Gtd. Notes, 144A(a)	4.400		11/25/19		21,110	21,595,438
Charles Schwab Corp. (The), Sr. Unsec’d. Notes	3.450		02/13/26		8,855	8,714,774
Discover Financial Services,
Sr. Unsec’d. Notes	3.750		03/04/25		14,835	14,328,180
Sr. Unsec’d. Notes	4.100		02/09/27		14,425	13,953,617
Eole Finance SPC (France), Gov’t. Gtd. Notes	2.341		02/24/24		25,515	24,813,347
GE Capital International Funding Co. Unlimited Co.,
Gtd. Notes(a)	2.342		11/15/20		11,273	11,016,705
Gtd. Notes	4.418		11/15/35		12,587	12,053,726
Grain Spectrum Funding II LLC, Sec’d. Notes, 144A	3.290		10/10/34		1,566	1,558,369
High Street Funding Trust II, Gtd. Notes, 144A	4.682		02/15/48		6,920	7,015,857
International Lease Finance Corp.,
Sr. Sec’d. Notes, 144A	7.125		09/01/18		1,900	1,925,481
Sr. Unsec’d. Notes	6.250		05/15/19		700	722,966
Intrum Justitia AB (Sweden), Sr. Unsec’d. Notes, 144A	3.125		07/15/24	EUR	12,950	15,343,457
Jefferies Group LLC, Sr. Unsec’d. Notes	6.500		01/20/43		1,425	1,521,837
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes(d)	6.875		05/02/18		745	24,660
Navient Solutions LLC, Sr. Unsec’d. Notes	2.384	(s)	10/03/22		3,279	2,860,998
Ontario Teachers’ Finance Trust (Canada), Gov’t. Gtd. Notes, 144A	2.125		09/19/22		15,500	14,849,727
Penta Aircraft Leasing 2013 LLC, U.S. Gov’t. Gtd. Notes	1.691		04/29/25		3,175	3,023,702

See Notes to Financial Statements.

PGIM Total Return Bond Fund	51

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)

Diversified Financial Services (cont’d.)
Peru Enhanced Pass-Through Finance Ltd. (Peru),
Pass-Through Certificates	1.610	%(s)	05/31/18		242	$239,040
Pass-Through Certificates, 144A	1.407	(s)	05/31/18		510	504,108
Postal Square LP,
U.S. Gov’t. Gtd. Notes	6.500		06/15/22		6,440	6,753,842
U.S. Gov’t. Gtd. Notes	8.950		06/15/22		11,570	13,029,914
Power Sector Assets & Liabilities Management Corp. (Philippines), Gov’t. Gtd. Notes	7.390		12/02/24		3,000	3,596,472
Preferred Term Securities X Ltd./Preferred Term Securities X, Inc. (Cayman Islands), Sr. Sec’d. Notes, 144A, 3 Month LIBOR + 0.720%	3.006	(c)	07/03/33		59	56,970
Private Export Funding Corp.,
Sr. Unsec’d. Notes, 144A	2.650		02/16/21		9,210	9,152,640
U.S. Gov’t. Gtd. Notes	1.450		08/15/19		5,560	5,486,992
U.S. Gov’t. Gtd. Notes	1.875		07/15/18		24,000	23,997,168
U.S. Gov’t. Gtd. Notes(a)	2.250		03/15/20		9,370	9,301,889
U.S. Gov’t. Gtd. Notes	2.450		07/15/24		185	178,475
U.S. Gov’t. Gtd. Notes	3.250		06/15/25		3,595	3,620,571
U.S. Gov’t. Gtd. Notes	3.550		01/15/24		2,700	2,774,841
U.S. Gov’t. Gtd. Notes	4.300		12/15/21		3,242	3,399,600
U.S. Gov’t. Gtd. Notes	4.375		03/15/19		8,708	8,859,833
Synchrony Financial,
Sr. Unsec’d. Notes	2.600		01/15/19		10,665	10,646,330
Sr. Unsec’d. Notes	2.700		02/03/20		16,094	15,894,128
Worldpay Finance PLC (United Kingdom), Gtd. Notes	3.750		11/15/22	EUR	4,000	5,206,642

						359,549,568

Electric 3.0%
AEP Transmission Co. LLC,
Sr. Unsec’d. Notes, 144A	3.100		12/01/26		1,300	1,236,167
Sr. Unsec’d. Notes, 144A	3.750		12/01/47		5,595	5,263,134
AES Corp., Sr. Unsec’d. Notes(a)	5.500		04/15/25		23,002	23,519,545
Alabama Power Co., Sr. Unsec’d. Notes	3.700		12/01/47		18,040	16,893,401
American Electric Power Co., Inc., Sr. Unsec’d. Notes	2.950		12/15/22		1,600	1,560,337
Appalachian Power Co., Sr. Unsec’d. Notes	3.400		06/01/25		15,645	15,302,383
Calpine Corp.,
Sr. Unsec’d. Notes(a)	5.375		01/15/23		792	759,330
Sr. Unsec’d. Notes	5.500		02/01/24		1,585	1,454,237
Sr. Unsec’d. Notes(a)	5.750		01/15/25		30,450	27,940,920
CenterPoint Energy Houston Electric LLC, Sec’d. Notes	3.950		03/01/48		6,685	6,626,353
Cleveland Electric Illuminating Co. (The), Sr. Unsec’d. Notes, 144A	3.500		04/01/28		4,415	4,177,194

See Notes to Financial Statements.

52

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Electric (cont’d.)
Comision Federal de Electricidad (Mexico),
Sr. Unsec’d. Notes, 144A	4.750%	02/23/27	12,825	$12,744,844
Sr. Unsec’d. Notes, 144A	4.875	01/15/24	2,450	2,508,187
Commonwealth Edison Co.,
First Mortgage Bonds	3.700	03/01/45	2,665	2,505,822
First Mortgage Bonds	4.000	03/01/48	4,510	4,476,018
First Mortgage Bonds	4.350	11/15/45	2,780	2,898,680
First Mortgage Bonds	6.450	01/15/38	690	900,180
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes	3.850	06/15/46	7,580	7,280,359
Sr. Unsec’d. Notes	4.300	12/01/56	2,920	2,940,731
Dominion Energy, Inc.,
Jr. Sub. Notes(a)	2.579	07/01/20	20,000	19,689,604
Jr. Sub. Notes	2.962	07/01/19	4,305	4,292,891
Jr. Sub. Notes	4.104	04/01/21	33,540	34,038,435
Sr. Unsec’d. Notes(a)	2.850	08/15/26	5,685	5,185,410
Sr. Unsec’d. Notes	3.900	10/01/25	3,855	3,812,004
DPL, Inc.,
Sr. Unsec’d. Notes	6.750	10/01/19	1,423	1,465,690
Sr. Unsec’d. Notes	7.250	10/15/21	13,975	15,199,210
DTE Energy Co., Sr. Unsec’d. Notes	2.850	10/01/26	47,340	43,030,888
Duke Energy Carolinas LLC,
First Mortgage Bonds	3.950	03/15/48	6,745	6,710,471
First Mortgage Bonds	4.250	12/15/41	6,000	6,181,043
First Ref. Mortgage	2.500	03/15/23	11,945	11,509,464
First Ref. Mortgage	3.750	06/01/45	3,045	2,909,860
First Ref. Mortgage	4.000	09/30/42	1,025	1,020,608
Duke Energy Corp., Sr. Unsec’d. Notes	2.650	09/01/26	12,725	11,533,482
Duke Energy Progress LLC, First Mortgage Bonds	4.100	03/15/43	2,410	2,420,663
El Paso Electric Co., Sr. Unsec’d. Notes	6.000	05/15/35	750	850,332
Electricite de France SA (France), Sr. Unsec’d. Notes, 144A	2.350	10/13/20	28,225	27,753,155
Emera US Finance LP (Canada),
Gtd. Notes	3.550	06/15/26	4,160	3,952,018
Gtd. Notes(a)	4.750	06/15/46	12,470	12,427,265
Enel Finance International NV (Italy),
Gtd. Notes, 144A	2.750	04/06/23	5,570	5,329,267
Gtd. Notes, 144A	2.875	05/25/22	15,160	14,704,353
Gtd. Notes, 144A	3.500	04/06/28	29,175	27,089,962
Enersis Americas SA (Chile), Sr. Unsec’d. Notes(a)	4.000	10/25/26	3,620	3,497,825
Entergy Arkansas, Inc., First Mortgage Bonds	3.050	06/01/23	1,200	1,171,738
Entergy Corp., Sr. Unsec’d. Notes	4.000	07/15/22	37,970	38,468,679

See Notes to Financial Statements.

PGIM Total Return Bond Fund	53

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Electric (cont’d.)
Entergy Louisiana LLC, Sec’d. Notes	3.120%	09/01/27	12,955	$12,351,111
Entergy Mississippi, Inc., First Mortgage Bonds	2.850	06/01/28	3,010	2,777,068
Eversource Energy, Sr. Unsec’d. Notes	3.150	01/15/25	5,370	5,159,547
Exelon Corp., Jr. Sub. Notes	3.497	06/01/22	28,185	27,740,029
Exelon Generation Co. LLC,
Sr. Unsec’d. Notes(a)	2.950	01/15/20	21,135	21,059,048
Sr. Unsec’d. Notes	6.250	10/01/39	800	859,395
FirstEnergy Corp.,
Sr. Unsec’d. Notes	4.850	07/15/47	2,645	2,751,199
Sr. Unsec’d. Notes(a)	7.375	11/15/31	2,310	3,028,604
FirstEnergy Transmission LLC, Sr. Unsec’d. Notes, 144A	5.450	07/15/44	1,175	1,319,645
Florida Power & Light Co.,
First Mortgage Bonds	3.700	12/01/47	10,130	9,647,859
First Mortgage Bonds	3.950	03/01/48	8,380	8,339,724
Fortis, Inc. (Canada), Sr. Unsec’d. Notes	3.055	10/04/26	41,385	37,959,301
Georgia Power Co., Sr. Unsec’d. Notes	4.750	09/01/40	1,050	1,110,788
Gulf Power Co., Sr. Unsec’d. Notes	3.300	05/30/27	9,415	9,031,957
Hydro-Quebec (Canada),
Local Gov’t. Gtd. Notes	8.050	07/07/24	1,700	2,110,060
Local Gov’t. Gtd. Notes	8.250	04/15/26	20	25,740
Local Gov’t. Gtd. Notes	8.250	01/15/27	170	220,287
Local Gov’t. Gtd. Notes	8.400	01/15/22	1,466	1,706,447
Local Gov’t. Gtd. Notes	8.625	06/15/29	130	182,089
Local Gov’t. Gtd. Notes	8.625	06/15/29	2,300	3,246,946
Local Gov’t. Gtd. Notes	9.375	04/15/30	75	113,459
Local Gov’t. Gtd. Notes	9.400	02/01/21	25	28,991
Local Gov’t. Gtd. Notes	9.400	02/01/21	50	58,125
Local Gov’t. Gtd. Notes	9.500	11/15/30	400	613,920
Iberdrola International BV (Spain), Gtd. Notes	6.750	09/15/33	15	17,693
Indiana Michigan Power Co., Sr. Unsec’d. Notes, Series J	3.200	03/15/23	475	468,055
Interstate Power & Light Co., Sr. Unsec’d. Notes	3.250	12/01/24	7,850	7,676,021
Israel Electric Corp. Ltd. (Israel), Sr. Sec’d. Notes, 144A, GMTN	4.250	08/14/28	20,810	19,872,926
Korea Hydro & Nuclear Power Co. Ltd. (South Korea),
Sr. Unsec’d. Notes	4.750	07/13/21	1,000	1,034,303
Sr. Unsec’d. Notes, 144A, MTN	3.000	09/19/22	2,000	1,936,490
Sr. Unsec’d. Notes, 144A	4.750	07/13/21	2,125	2,197,894

See Notes to Financial Statements.

54

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Electric (cont’d.)
Majapahit Holding BV (Indonesia),
Gtd. Notes	7.750%	01/20/20	10,015	$10,704,032
Gtd. Notes	8.000	08/07/19	4,195	4,457,187
Nevada Power Co., General Ref. Mortgage	5.375	09/15/40	500	584,476
NextEra Energy Capital Holdings, Inc., Gtd. Notes(a)	4.800	12/01/77	12,235	11,654,449
NRG Energy, Inc.,
Gtd. Notes	6.250	07/15/22	3,675	3,766,875
Gtd. Notes(a)	6.250	05/01/24	13,375	13,826,406
Gtd. Notes(a)	6.625	01/15/27	7,925	8,152,844
Gtd. Notes	7.250	05/15/26	12,095	12,897,987
Oncor Electric Delivery Co. LLC,
Sr. Sec’d. Notes	2.950	04/01/25	5,995	5,743,230
Sr. Sec’d. Notes	6.800	09/01/18	545	552,133
Pacific Gas & Electric Co.,
Sr. Unsec’d. Notes	3.500	06/15/25	8,380	8,071,823
Sr. Unsec’d. Notes	4.250	03/15/46	6,900	6,514,673
Sr. Unsec’d. Notes	4.300	03/15/45	2,865	2,717,171
Sr. Unsec’d. Notes	4.450	04/15/42	1,800	1,759,083
Sr. Unsec’d. Notes(a)	6.050	03/01/34	8,000	9,398,218
Sr. Unsec’d. Notes, 144A(a)	3.300	12/01/27	22,650	21,114,013
PacifiCorp, First Mortgage Bonds	3.350	07/01/25	9,960	9,795,901
PECO Energy Co., First Ref. Mortgage	4.800	10/15/43	6,449	7,088,487
Progress Energy, Inc., Sr. Unsec’d. Notes	3.150	04/01/22	4,000	3,932,119
PSEG Power LLC, Gtd. Notes	3.000	06/15/21	24,545	24,334,579
Public Service Electric & Gas Co., Sec’d. Notes, MTN	3.650	09/01/42	1,990	1,897,834
Public Service Enterprise Group, Inc., Sr. Unsec’d. Notes	2.650	11/15/22	22,110	21,266,996
Puget Sound Energy, Inc., Sr. Sec’d. Notes	4.434	11/15/41	2,550	2,647,724
Rochester Gas & Electric Corp., First Mortgage Bonds, 144A	3.100	06/01/27	17,545	16,614,893
San Diego Gas & Electric Co.,
First Mortgage Bonds	3.750	06/01/47	1,665	1,608,370
First Mortgage Bonds	5.350	05/15/40	9,512	11,153,486
Sempra Energy,
Sr. Unsec’d. Notes	2.400	03/15/20	9,090	8,968,636
Sr. Unsec’d. Notes	3.400	02/01/28	28,395	26,819,458
Sr. Unsec’d. Notes	3.800	02/01/38	20,750	19,203,110
South Carolina Electric & Gas Co., First Mortgage Bonds	4.500	06/01/64	15,751	14,438,992
Southern California Edison Co., First Ref. Mortgage	2.400	02/01/22	5,165	4,999,073
Southern Power Co., Sr. Unsec’d. Notes	5.150	09/15/41	725	770,313
Union Electric Co., Sr. Sec’d. Notes	2.950	06/15/27	6,045	5,703,630

See Notes to Financial Statements.

PGIM Total Return Bond Fund	55

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)

Electric (cont’d.)
Vistra Energy Corp.,
Gtd. Notes	7.375%	11/01/22		16,165	$17,033,869
Gtd. Notes(a)	7.625	11/01/24		20,075	21,580,625
Gtd. Notes, 144A	8.000	01/15/25		16,804	18,211,335

					989,860,890

Electronics 0.1%
Fortive Corp., Sr. Unsec’d. Notes	3.150	06/15/26		3,515	3,313,199
Honeywell International, Inc., Sr. Unsec’d. Notes	0.650	02/21/20	EUR	10,800	13,201,161
Jabil, Inc.,
Sr. Unsec’d. Notes(a)	4.700	09/15/22		2,900	2,975,110
Sr. Unsec’d. Notes	5.625	12/15/20		4,700	4,924,660

					24,414,130

Engineering & Construction 0.1%
GMR Hyderabad International Airport Ltd. (India), Sr. Sec’d. Notes, 144A	4.250	10/27/27		2,775	2,510,806
Mexico City Airport Trust (Mexico), Sr. Sec’d. Notes, 144A	4.250	10/31/26		9,105	8,531,920
Pisces Midco, Inc., Sr. Sec’d. Notes, 144A(a)	8.000	04/15/26		6,000	6,001,800

					17,044,526

Entertainment 0.3%
AMC Entertainment Holdings, Inc.,
Gtd. Notes(a)	5.875	11/15/26		2,050	1,996,188
Gtd. Notes	6.375	11/15/24	GBP	27,900	39,015,137
Cinemark USA, Inc., Gtd. Notes	4.875	06/01/23		24,089	23,787,887
CPUK Finance Ltd. (United Kingdom),
Sec’d. Notes, 144A	4.250	02/28/47	GBP	275	380,514
Sec’d. Notes, 144A	4.875	02/28/47	GBP	2,550	3,531,310
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes(a)	4.875	11/01/20		6,000	6,133,200
Gtd. Notes(a)	5.375	11/01/23		8,650	8,941,937
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp., Sr. Sec’d. Notes, 144A	5.000	08/01/18		5,000	5,001,000
National CineMedia LLC, Sr. Unsec’d. Notes	5.750	08/15/26		3,400	3,111,000
Pinnacle Entertainment, Inc., Sr. Unsec’d. Notes	5.625	05/01/24		3,725	3,892,625
Scientific Games International, Inc., Gtd. Notes	10.000	12/01/22		7,125	7,679,325
WMG Acquisition Corp., Sr. Sec’d. Notes, 144A	4.125	11/01/24	EUR	5,825	7,385,269

					110,855,392

See Notes to Financial Statements.

56

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)

Food 0.7%
Ahold Finance USA LLC (Netherlands), Gtd. Notes	6.875%		05/01/29		17,470	$20,728,276
Albertsons Cos LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC, Gtd. Notes	5.750		03/15/25		3,275	2,853,344
B&G Foods, Inc., Gtd. Notes	4.625		06/01/21		2,750	2,718,210
ESAL GmbH (Brazil), Gtd. Notes, 144A	6.250		02/05/23		400	381,000
JBS Investments GmbH (Brazil), Gtd. Notes, 144A(a)	7.750		10/28/20		5,330	5,416,666
JBS USA LUX SA/JBS USA Finance, Inc. (Brazil),
Gtd. Notes, 144A(a)	5.750		06/15/25		14,575	13,696,127
Gtd. Notes, 144A(a)	5.875		07/15/24		11,544	11,197,680
Gtd. Notes, 144A	7.250		06/01/21		3,580	3,606,850
Gtd. Notes, 144A	7.250		06/01/21		9,137	9,205,528
JM Smucker Co. (The), Sr. Unsec’d. Notes	3.000		03/15/22		11,465	11,237,802
Kraft Heinz Foods Co.,
Gtd. Notes(a)	3.000		06/01/26		22,205	20,158,337
Gtd. Notes	4.375		06/01/46		5,005	4,503,110
Gtd. Notes	5.000		07/15/35		6,940	7,034,601
Gtd. Notes	6.125		08/23/18		495	500,366
Gtd. Notes	6.500		02/09/40		1,910	2,223,539
Kroger Co. (The),
Sr. Unsec’d. Notes	2.950		11/01/21		18,925	18,681,397
Sr. Unsec’d. Notes	3.300		01/15/21		9,215	9,223,197
Sr. Unsec’d. Notes	3.875		10/15/46		4,420	3,742,001
Sr. Unsec’d. Notes(a)	4.450		02/01/47		12,030	10,994,790
Mondelez International Holdings Netherlands BV, Gtd. Notes, 144A	2.000		10/28/21		28,070	26,730,011
Picard Groupe SAS (France), Sec’d. Notes, 144A, 3 Month LIBOR EURIBOR + 3.000%	3.000	(c)	11/30/23	EUR	18,775	22,575,300
Tyson Foods, Inc., Gtd. Notes	5.150		08/15/44		2,615	2,770,362
Wm Wrigley Jr. Co.,
Sr. Unsec’d. Notes, 144A	2.400		10/21/18		9,205	9,186,740
Sr. Unsec’d. Notes, 144A	3.375		10/21/20		16,067	16,156,199

						235,521,433

Forest Products & Paper 0.2%
Georgia-Pacific LLC, Sr. Unsec’d. Notes	7.375		12/01/25		3,697	4,529,223
International Paper Co.,
Sr. Unsec’d. Notes	3.650		06/15/24		2,250	2,214,252
Sr. Unsec’d. Notes(a)	4.350		08/15/48		17,700	16,116,183
Sr. Unsec’d. Notes(a)	4.400		08/15/47		3,265	3,014,460
Sr. Unsec’d. Notes	4.800		06/15/44		6,940	6,842,477
Sr. Unsec’d. Notes	5.000		09/15/35		6,990	7,283,832

See Notes to Financial Statements.

PGIM Total Return Bond Fund	57

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)

Forest Products & Paper (cont’d.)
International Paper Co., (cont’d.)
Sr. Unsec’d. Notes	5.150%	05/15/46		3,605	$3,670,139
Sr. Unsec’d. Notes	6.000	11/15/41		2,290	2,569,986
Sr. Unsec’d. Notes	7.300	11/15/39		1,320	1,720,409

					47,960,961

Gas 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes	5.625	05/20/24		6,875	6,840,625
Sr. Unsec’d. Notes(a)	5.875	08/20/26		6,875	6,823,437
CenterPoint Energy Resources Corp., Sr. Unsec’d. Notes	5.850	01/15/41		1,130	1,362,492
Dominion Energy Gas Holdings LLC, Sr. Unsec’d. Notes	4.800	11/01/43		250	262,095
NiSource, Inc.,
Sr. Unsec’d. Notes	4.375	05/15/47		22,690	22,399,985
Sr. Unsec’d. Notes	4.800	02/15/44		3,865	4,034,271
Southern Co. Gas Capital Corp., Gtd. Notes	4.400	06/01/43		2,700	2,689,365

					44,412,270

Healthcare-Products 0.6%
Abbott Laboratories,
Sr. Unsec’d. Notes	2.350	11/22/19		9,092	9,012,778
Sr. Unsec’d. Notes	2.900	11/30/21		705	695,188
Sr. Unsec’d. Notes(a)	2.950	03/15/25		3,032	2,878,246
Sr. Unsec’d. Notes	4.900	11/30/46		600	649,248
Baxter International, Inc., Sr. Unsec’d. Notes	2.600	08/15/26		22,605	20,369,197
Becton Dickinson & Co.,
Sr. Unsec’d. Notes	2.404	06/05/20		2,700	2,646,513
Sr. Unsec’d. Notes	3.363	06/06/24		33,115	31,859,909
Sr. Unsec’d. Notes(a)	3.700	06/06/27		11,790	11,167,932
Sr. Unsec’d. Notes(a)	3.734	12/15/24		3,998	3,898,785
Sr. Unsec’d. Notes, 144A	4.400	01/15/21		4,187	4,257,240
Boston Scientific Corp., Sr. Unsec’d. Notes	2.850	05/15/20		7,185	7,117,984
Medtronic, Inc.,
Gtd. Notes	3.500	03/15/25		18,485	18,301,897
Gtd. Notes	4.375	03/15/35		9,636	9,989,139
Thermo Fisher Scientific, Inc., Sr. Unsec’d. Notes	2.950	09/19/26		6,850	6,344,398
Zimmer Biomet Holdings, Inc.,
Sr. Unsec’d. Notes	2.425	12/13/26	EUR	35,000	43,896,134
Sr. Unsec’d. Notes	2.700	04/01/20		7,750	7,676,259

					180,760,847

See Notes to Financial Statements.

58

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Healthcare-Services 1.4%
Acadia Healthcare Co., Inc., Gtd. Notes(a)	5.625%	02/15/23	1,825	$1,843,797
Aetna, Inc.,
Sr. Unsec’d. Notes	3.500	11/15/24	13,900	13,561,767
Sr. Unsec’d. Notes	4.125	11/15/42	1,775	1,657,287
Sr. Unsec’d. Notes	4.500	05/15/42	1,150	1,146,995
Sr. Unsec’d. Notes	6.750	12/15/37	5,365	6,927,321
Anthem, Inc.,
Sr. Unsec’d. Notes	3.650	12/01/27	12,830	12,213,949
Sr. Unsec’d. Notes(a)	4.101	03/01/28	8,095	7,937,270
Sr. Unsec’d. Notes	4.650	01/15/43	1,855	1,808,002
Ascension Health, Sr. Unsec’d. Notes	3.945	11/15/46	5,085	4,969,149
Baylor Scott & White Holdings, Unsec’d. Notes	4.185	11/15/45	5,750	5,750,988
Centene Corp.,
Sr. Unsec’d. Notes	4.750	05/15/22	1,230	1,242,300
Sr. Unsec’d. Notes	5.625	02/15/21	7,816	8,021,170
CHS/Community Health Systems, Inc.,
Gtd. Notes(a)	6.875	02/01/22	15,211	8,256,531
Gtd. Notes(a)	7.125	07/15/20	7,725	6,102,750
Gtd. Notes(a)	8.000	11/15/19	9,127	8,305,570
Sr. Sec’d. Notes(a)	5.125	08/01/21	4,759	4,384,229
Cigna Corp.,
Sr. Unsec’d. Notes	3.250	04/15/25	23,430	22,133,351
Sr. Unsec’d. Notes(a)	4.000	02/15/22	1,000	1,014,717
Coventry Health Care, Inc., Sr. Unsec’d. Notes	5.450	06/15/21	500	527,317
Encompass Health Corp.,
Gtd. Notes	5.125	03/15/23	2,250	2,283,750
Gtd. Notes(a)	5.750	11/01/24	10,300	10,480,250
Fresenius Medical Care US Finance II, Inc. (Germany),
Gtd. Notes, 144A	4.125	10/15/20	9,725	9,846,951
Gtd. Notes, 144A	6.500	09/15/18	2,400	2,430,803
Hackensack Meridian Health, Inc., Sr. Unsec’d. Notes	4.500	07/01/57	4,200	4,423,591
Hadrian Merger Sub, Inc., Sr. Unsec’d. Notes, 144A	8.500	05/01/26	5,000	5,011,250
HCA Healthcare, Inc., Sr. Unsec’d. Notes	6.250	02/15/21	4,500	4,730,625
HCA, Inc.,
Gtd. Notes(a)	5.375	02/01/25	16,000	15,920,000
Gtd. Notes(a)	5.875	02/15/26	5,600	5,670,000
Gtd. Notes(a)	7.500	02/15/22	15,140	16,654,000
Sr. Sec’d. Notes	4.750	05/01/23	5,125	5,162,976
Sr. Sec’d. Notes(a)	5.250	04/15/25	10,000	10,125,000

See Notes to Financial Statements.

PGIM Total Return Bond Fund	59

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)

Healthcare-Services (cont’d.)
Humana, Inc.,
Sr. Unsec’d. Notes	2.625%		10/01/19		3,375	$3,360,938
Sr. Unsec’d. Notes	3.950		03/15/27		6,745	6,655,986
Indiana University Health, Inc. Obligated Group, Sec’d. Notes	3.970		11/01/48		10,475	10,376,184
Kaiser Foundation Hospitals, Gtd. Notes	4.150		05/01/47		15,275	15,414,804
Laboratory Corp. of America Holdings,
Sr. Unsec’d. Notes	2.625		02/01/20		1,970	1,952,041
Sr. Unsec’d. Notes	3.200		02/01/22		9,220	9,095,565
Sr. Unsec’d. Notes	3.250		09/01/24		14,680	14,146,760
Sr. Unsec’d. Notes(a)	3.600		09/01/27		10,355	9,893,211
Sr. Unsec’d. Notes	4.625		11/15/20		6,355	6,554,092
Sr. Unsec’d. Notes	4.700		02/01/45		1,075	1,043,533
Mayo Clinic, Unsec’d. Notes	4.128		11/15/52		8,312	8,438,003
Memorial Sloan-Kettering Cancer Center, Sr. Unsec’d. Notes	4.125		07/01/52		675	675,986
New York & Presbyterian Hospital (The),
Unsec’d. Notes	4.024		08/01/45		4,350	4,333,580
Unsec’d. Notes	4.763		08/01/2116		4,800	4,830,428
NYU Langone Hospitals, Sec’d. Notes	4.784		07/01/44		6,375	6,908,667
Providence St. Joseph Health Obligated Group, Unsec’d. Notes	3.744		10/01/47		2,900	2,686,372
Quest Diagnostics, Inc.,
Sr. Unsec’d. Notes	2.500		03/30/20		9,855	9,744,672
Sr. Unsec’d. Notes(a)	3.450		06/01/26		5,425	5,200,779
Sr. Unsec’d. Notes	3.500		03/30/25		13,980	13,616,431
Roche Holdings, Inc. (Switzerland), Gtd. Notes, 144A(a)	3.350		09/30/24		1,390	1,379,974
Select Medical Corp., Gtd. Notes	6.375		06/01/21		12,000	12,150,000
Synlab Bondco PLC (United Kingdom), 1st Lien, 144A, 3 Month LIBOR EURIBOR + 3.500%	3.500	(c)	07/01/22	EUR	17,500	21,246,537
Tenat Healthcare Corp.,
Sec’d. Notes, 144A(a)	5.125		05/01/25		950	923,875
Sr. Unsec’d. Notes	5.500		03/01/19		9,600	9,732,000
Sr. Unsec’d. Notes(a)	6.750		02/01/20		11,653	12,002,590
Sr. Unsec’d. Notes(a)	8.125		04/01/22		3,000	3,123,750
Sr. Unsec’d. Notes, 144A(a)	7.000		08/01/25		9,750	9,579,375
Texas Health Resources, Sec’d. Notes	4.330		11/15/55		3,450	3,483,238
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes	3.375		04/15/27		29,810	28,935,506
Sr. Unsec’d. Notes(a)	3.750		07/15/25		1,610	1,609,735

See Notes to Financial Statements.

60

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)

Healthcare-Services (cont’d.)
UnitedHealth Group, Inc., (cont’d.)
Sr. Unsec’d. Notes	3.950%	10/15/42		625	$600,334
Sr. Unsec’d. Notes	4.375	03/15/42		3,380	3,443,030
Sr. Unsec’d. Notes	4.625	07/15/35		11,315	12,094,145
Sr. Unsec’d. Notes(a)	4.625	11/15/41		1,725	1,819,874
Sr. Unsec’d. Notes	5.700	10/15/40		185	223,605
Sr. Unsec’d. Notes	5.800	03/15/36		130	156,268
Sr. Unsec’d. Notes	6.625	11/15/37		475	625,187

					468,600,711

Home Builders 0.4%
Brookfield Residential Properties, Inc. (Canada),
Gtd. Notes, 144A	6.375	05/15/25		6,850	6,944,188
Gtd. Notes, 144A	6.500	12/15/20		3,000	3,037,500
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. (Canada), Gtd. Notes, 144A	6.125	07/01/22		12,224	12,437,920
KB Home, Gtd. Notes	7.000	12/15/21		11,045	11,721,506
Lennar Corp.,
Gtd. Notes, 144A(a)	4.750	11/29/27		4,500	4,241,250
Gtd. Notes, 144A	6.250	12/15/21		12,500	13,179,687
Gtd. Notes, 144A	8.375	05/15/18		11,798	11,798,000
Mattamy Group Corp. (Canada), Sr. Unsec’d. Notes, 144A(a)	6.500	10/01/25		5,000	4,987,500
Meritage Homes Corp., Gtd. Notes	6.000	06/01/25		4,300	4,434,375
PulteGroup, Inc., Gtd. Notes	5.500	03/01/26		28,017	28,470,875
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Gtd. Notes, 144A	5.250	04/15/21		12,605	12,699,538
William Lyon Homes, Inc.,
Gtd. Notes	5.875	01/31/25		2,250	2,191,613
Gtd. Notes	7.000	08/15/22		18,000	18,427,500

					134,571,452

Household Products/Wares 0.2%
Diamond BC BV, Sr. Unsec’d. Notes(a)	5.625	08/15/25	EUR	5,000	5,769,602
Reckitt Benckiser Treasury Services PLC (United Kingdom), Gtd. Notes, 144A	2.750	06/26/24		44,410	41,975,370
Spectrum Brands, Inc., Gtd. Notes, 144A	4.000	10/01/26	EUR	15,000	18,281,292

					66,026,264

See Notes to Financial Statements.

PGIM Total Return Bond Fund	61

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)

Housewares 0.1%
Newell Brands, Inc.,
Sr. Unsec’d. Notes(a)	4.200%	04/01/26		20,095	$19,731,779
Sr. Unsec’d. Notes(a)	5.500	04/01/46		18,652	19,339,152

					39,070,931

Insurance 1.1%
Allied World Assurance Co. Holdings Ltd., Gtd. Notes	5.500	11/15/20		240	254,638
American International Group, Inc.,
Sr. Unsec’d. Notes	1.875	06/21/27	EUR	46,400	55,852,692
Sr. Unsec’d. Notes(a)	3.900	04/01/26		27,135	26,531,143
Sr. Unsec’d. Notes	4.500	07/16/44		2,649	2,545,210
Sr. Unsec’d. Notes(a)	4.750	04/01/48		4,760	4,754,200
Sr. Unsec’d. Notes	4.800	07/10/45		332	332,687
Sr. Unsec’d. Notes	4.875	06/01/22		280	293,132
Arch Capital Finance LLC, Gtd. Notes	5.031	12/15/46		6,475	7,002,221
Arch Capital Group US, Inc., Gtd. Notes	5.144	11/01/43		2,250	2,440,190
Berkshire Hathaway, Inc.,
Sr. Unsec’d. Notes	2.750	03/15/23		14,030	13,674,054
Sr. Unsec’d. Notes(a)	4.500	02/11/43		4,290	4,560,935
CNA Financial Corp.,
Sr. Unsec’d. Notes	3.950	05/15/24		18,435	18,425,367
Sr. Unsec’d. Notes	4.500	03/01/26		12,000	12,301,862
Hartford Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes	4.300	04/15/43		480	478,739
Sr. Unsec’d. Notes	5.125	04/15/22		1,200	1,271,625
Sr. Unsec’d. Notes	5.950	10/15/36		755	907,425
Sr. Unsec’d. Notes	6.100	10/01/41		995	1,219,383
Liberty Mutual Finance Europe DAC, Gtd. Notes, 144A	1.750	03/27/24	EUR	15,700	19,340,089
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A	4.850	08/01/44		8,750	8,948,616
Gtd. Notes, 144A	4.950	05/01/22		1,325	1,385,584
Gtd. Notes, 144A	5.000	06/01/21		350	364,000
Gtd. Notes, 144A	6.500	03/15/35		9,290	11,162,469
Gtd. Notes, 144A	6.500	05/01/42		6,305	7,800,935
Lincoln National Corp.,
Sr. Unsec’d. Notes	6.300	10/09/37		3,930	4,785,528
Sr. Unsec’d. Notes	7.000	06/15/40		6,700	8,727,551
Markel Corp.,
Sr. Unsec’d. Notes	4.900	07/01/22		2,750	2,868,755
Sr. Unsec’d. Notes	5.000	03/30/43		300	311,321
Sr. Unsec’d. Notes	5.000	04/05/46		5,955	6,237,227

See Notes to Financial Statements.

62

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)

Insurance (cont’d.)
MetLife, Inc., Sr. Unsec’d. Notes	7.717%	02/15/19		2,750	$2,861,311
New York Life Global Funding, Sec’d. Notes, 144A	1.950	02/11/20		13,080	12,849,648
Northwestern Mutual Life Insurance Co. (The), Sub. Notes, 144A	6.063	03/30/40		979	1,229,231
Nuveen Finance LLC, Sr. Unsec’d. Notes, 144A	2.950	11/01/19		15,630	15,575,265
Ohio National Financial Services, Inc., Sr. Unsec’d. Notes, 144A	6.375	04/30/20		360	379,189
Principal Financial Group, Inc.,
Gtd. Notes	4.300	11/15/46		7,190	7,042,119
Gtd. Notes	4.350	05/15/43		3,100	3,048,185
Gtd. Notes	4.625	09/15/42		275	280,194
Progressive Corp. (The),
Jr. Sub. Notes	5.375	12/31/49		15,110	15,166,663
Sr. Unsec’d. Notes	3.700	01/26/45		3,490	3,229,130
Sompo International Holdings Ltd. (Bermuda), Sr. Unsec’d. Notes	7.000	07/15/34		525	632,937
Swiss Re Treasury US Corp. (Switzerland), Gtd. Notes, 144A	4.250	12/06/42		5,235	5,211,207
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A	4.270	05/15/47		9,310	9,034,796
Sub. Notes, 144A	4.900	09/15/44		16,598	17,813,627
Sub. Notes, 144A	6.850	12/16/39		325	433,299
Unum Group, Sr. Unsec’d. Notes	5.625	09/15/20		225	236,551
W.R. Berkley Corp.,
Sr. Unsec’d. Notes	4.625	03/15/22		2,675	2,763,851
Sr. Unsec’d. Notes	5.375	09/15/20		2,235	2,342,539
Willis North America, Inc., Gtd. Notes	3.600	05/15/24		20,670	20,043,481
XLIT Ltd. (Bermuda), Gtd. Notes	6.250	05/15/27		1,505	1,688,608

					346,639,409

Internet 0.1%
Netflix, Inc., Sr. Unsec’d. Notes, 144A	3.625	05/15/27	EUR	37,150	44,579,103

Iron/Steel 0.0%
Vale Overseas Ltd. (Brazil), Gtd. Notes(a)	6.250	08/10/26		3,613	3,984,778

Lodging 0.3%
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp., Sr. Sec’d. Notes, 144A	6.750	11/15/21		21,350	22,043,875
Marriott International, Inc.,
Sr. Unsec’d. Notes	3.000	03/01/19		15,770	15,791,605

See Notes to Financial Statements.

PGIM Total Return Bond Fund	63

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Lodging (cont’d.)
Marriott International, Inc., (cont’d.)
Sr. Unsec’d. Notes(a)	7.150%	12/01/19	4,840	$5,131,298
Sr. Unsec’d. Notes, Series R	3.125	06/15/26	37,965	35,342,192
MGM Resorts International,
Gtd. Notes	6.000	03/15/23	19,475	20,375,719
Gtd. Notes	8.625	02/01/19	2,220	2,299,853
Wyndham Worldwide Corp., Sr. Unsec’d. Notes	5.625	03/01/21	980	1,021,183

				102,005,725

Machinery-Diversified 0.0%
CNH Industrial Capital LLC, Gtd. Notes	4.875	04/01/21	6,565	6,782,695
Rockwell Automation, Inc., Sr. Unsec’d. Notes	5.200	01/15/98	1,500	1,491,019
Xylem, Inc.,
Sr. Unsec’d. Notes	3.250	11/01/26	4,770	4,545,334
Sr. Unsec’d. Notes	4.875	10/01/21	1,505	1,575,407

				14,394,455

Media 1.6%
21st Century Fox America, Inc.,
Gtd. Notes	6.150	03/01/37	2,325	2,866,943
Gtd. Notes(a)	6.900	08/15/39	160	213,622
Gtd. Notes	7.625	11/30/28	550	687,379
Altice US Finance I Corp., Sr. Sec’d. Notes, 144A	5.500	05/15/26	4,657	4,552,218
AMC Networks, Inc., Gtd. Notes(a)	5.000	04/01/24	6,817	6,663,618
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A	5.125	05/01/23	9,900	9,946,530
Sr. Unsec’d. Notes, 144A	5.375	05/01/25	6,100	5,997,063
Sr. Unsec’d. Notes, 144A	5.500	05/01/26	9,275	9,031,068
Sr. Unsec’d. Notes, 144A	5.750	02/15/26	25,000	24,812,500
Sr. Unsec’d. Notes, 144A	5.875	05/01/27	5,450	5,327,375
Cequel Communications Holdings I LLC/Cequel Capital Corp.,
Sr. Unsec’d. Notes, 144A	5.125	12/15/21	51,655	51,138,450
Sr. Unsec’d. Notes, 144A	5.125	12/15/21	29,152	28,818,210
Sr. Unsec’d. Notes, 144A	7.500	04/01/28	28,600	28,993,250
Sr. Unsec’d. Notes, 144A	7.750	07/15/25	23,342	24,509,100
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes	5.375	05/01/47	19,416	18,276,913
Sr. Sec’d. Notes	6.384	10/23/35	4,110	4,484,020
Sr. Sec’d. Notes	6.484	10/23/45	4,326	4,636,957
Sr. Sec’d. Notes	6.834	10/23/55	5,780	6,448,476

See Notes to Financial Statements.

64

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Media (cont’d.)
Clear Channel Worldwide Holdings, Inc.,
Gtd. Notes	6.500%	11/15/22	5,803	$5,919,060
Gtd. Notes, Series B(a)	6.500	11/15/22	2,172	2,223,585
Comcast Corp.,
Gtd. Notes	2.350	01/15/27	25,275	22,345,163
Gtd. Notes	3.150	03/01/26	14,935	14,221,857
Gtd. Notes(a)	3.375	02/15/25	5,000	4,865,995
Gtd. Notes(a)	3.375	08/15/25	22,650	21,994,767
Gtd. Notes(a)	3.969	11/01/47	2,491	2,281,156
Gtd. Notes	4.750	03/01/44	2,975	3,062,726
Gtd. Notes	6.450	03/15/37	360	448,073
Cox Communications, Inc., Sr. Unsec’d. Notes, 144A	3.350	09/15/26	11,005	10,325,362
CSC Holdings LLC, Sr. Unsec’d. Notes	7.625	07/15/18	715	721,256
Discovery Communications LLC,
Gtd. Notes(a)	3.950	03/20/28	8,730	8,292,359
Gtd. Notes	5.000	09/20/37	7,230	7,082,465
Gtd. Notes(a)	5.200	09/20/47	11,115	10,871,311
Gtd. Notes, 144A	3.500	06/15/22	5,104	5,049,492
DISH DBS Corp.,
Gtd. Notes	5.125	05/01/20	12,000	11,940,000
Gtd. Notes(a)	7.750	07/01/26	23,627	21,485,803
Grupo Televisa SAB (Mexico),
Sr. Unsec’d. Notes	5.000	05/13/45	3,500	3,152,922
Sr. Unsec’d. Notes	6.125	01/31/46	8,080	8,556,084
Liberty Interactive LLC, Sr. Unsec’d. Notes(a)	8.250	02/01/30	5,000	5,375,000
Myriad International Holdings BV (South Africa), Gtd. Notes	6.000	07/18/20	1,300	1,365,650
Sinclair Television Group, Inc.,
Gtd. Notes, 144A(a)	5.625	08/01/24	4,837	4,788,630
Gtd. Notes, 144A(a)	5.875	03/15/26	5,170	5,105,375
Sky PLC (United Kingdom), Gtd. Notes, 144A	2.625	09/16/19	1,900	1,889,393
TEGNA, Inc., Gtd. Notes, 144A	4.875	09/15/21	1,600	1,620,000
Time Warner Cable LLC,
Sr. Sec’d. Notes	6.750	07/01/18	1,565	1,574,364
Sr. Sec’d. Notes	7.300	07/01/38	3,600	4,233,065
Time Warner, Inc.,
Gtd. Notes	2.950	07/15/26	16,910	15,538,529
Gtd. Notes	3.550	06/01/24	3,680	3,596,643
Gtd. Notes	3.800	02/15/27	450	435,451
Gtd. Notes	4.050	12/15/23	13,350	13,499,462

See Notes to Financial Statements.

PGIM Total Return Bond Fund	65

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Media (cont’d.)
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A(a)	5.125%	02/15/25	10,700	$9,897,500
Sr. Sec’d. Notes, 144A	6.750	09/15/22	5,986	6,135,650
UPCB Finance IV Ltd. (Netherlands), Sr. Sec’d. Notes, 144A	5.375	01/15/25	13,645	13,337,987
Viacom, Inc., Sr. Unsec’d. Notes(a)	2.250	02/04/22	12,500	11,853,410
Ziggo Bond Finance BV (Netherlands), Sr. Unsec’d. Notes, 144A(a)	6.000	01/15/27	16,350	15,287,250

				517,776,487

Mining 0.2%
Barrick North America Finance LLC (Canada), Gtd. Notes	5.750	05/01/43	14,510	16,595,187
Barrick PD Australia Finance Pty. Ltd. (Canada), Gtd. Notes	5.950	10/15/39	8,267	9,511,007
FMG Resources August 2006 Pty Ltd. (Australia), Sr. Sec’d. Notes, 144A	9.750	03/01/22	937	1,032,640
Goldcorp, Inc. (Canada), Sr. Unsec’d. Notes	3.625	06/09/21	2,405	2,405,532
Southern Copper Corp. (Peru),
Sr. Unsec’d. Notes	3.500	11/08/22	3,108	3,103,051
Sr. Unsec’d. Notes	5.875	04/23/45	6,585	7,366,269
Sr. Unsec’d. Notes	6.750	04/16/40	7,700	9,303,664
Sr. Unsec’d. Notes	7.500	07/27/35	260	330,407

				49,647,757

Miscellaneous Manufacturing 0.2%
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A	7.500	12/01/24	40,275	42,389,438
General Electric Co.,
Sr. Unsec’d. Notes, GMTN	2.200	01/09/20	4,206	4,152,114
Sub. Notes, MTN	5.300	02/11/21	157	164,698
Ingersoll-Rand Luxembourg Finance SA, Gtd. Notes	3.550	11/01/24	3,855	3,806,375
Siemens Financieringsmaatschappij NV (Germany), Gtd. Notes, 144A	3.250	05/27/25	24,400	23,851,685
Textron, Inc.,
Sr. Unsec’d. Notes	4.000	03/15/26	3,775	3,745,938
Sr. Unsec’d. Notes	7.250	10/01/19	800	844,245

				78,954,493

Multi-National 1.5%
African Development Bank (Supranational Bank), Sr. Unsec’d. Notes	7.375	04/06/23	8,841	10,426,952

See Notes to Financial Statements.

66

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)

Multi-National (cont’d.)
Asian Development Bank (Supranational Bank),
Sr. Unsec’d. Notes	0.500%		07/30/20	ZAR	53,000	$3,582,996
Sr. Unsec’d. Notes	0.500		08/28/20	ZAR	52,000	3,492,990
Sr. Unsec’d. Notes	0.500		09/28/20	ZAR	46,000	3,068,992
Sr. Unsec’d. Notes	1.000		05/17/18		4,000	3,997,148
Sr. Unsec’d. Notes	5.593		07/16/18		2,151	2,165,777
Sr. Unsec’d. Notes	5.820		06/16/28		45,540	54,799,366
Sr. Unsec’d. Notes	6.220		08/15/27		4,120	5,047,150
Sr. Unsec’d. Notes	6.375		10/01/28		2,560	3,216,485
Sr. Unsec’d. Notes	6.910		12/14/18	ZAR	18,907	1,505,370
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes	2.000		05/10/19		27,460	27,243,939
Sr. Unsec’d. Notes	2.125		09/27/21		57,240	55,163,905
Sr. Unsec’d. Notes	2.200		07/18/20		6,265	6,154,548
Sr. Unsec’d. Notes	2.750		01/06/23		17,745	17,202,535
Sr. Unsec’d. Notes	4.375		06/15/22		16,587	17,229,580
Sr. Unsec’d. Notes	8.125		06/04/19		2,745	2,896,881
Eurasian Development Bank (Supranational Bank), Sr. Unsec’d. Notes, 144A	5.000		09/26/20		2,855	2,903,535
European Bank for Reconstruction & Development (Supranational Bank), Sr. Unsec’d. Notes, EMTN	0.500		12/19/22		1,000	863,603
Inter-American Development Bank (Supranational Bank),
Sr. Unsec’d. Notes	7.000		06/15/25		12,135	14,863,494
Sr. Unsec’d. Notes, EMTN	1.000		06/19/18		7,189	7,169,964
Unsec’d. Notes	0.500		10/30/20	ZAR	53,000	3,527,895
Unsec’d. Notes	0.500		11/30/20	ZAR	47,000	3,089,105
Unsec’d. Notes	6.800		10/15/25		14,240	17,334,494
Unsec’d. Notes	6.950		08/01/26		2,000	2,479,532
Unsec’d. Notes, MTN	6.290		07/16/27		2,756	3,335,182
Unsec’d. Notes, MTN	6.750		07/15/27		13,230	16,458,213
International Bank for Reconstruction & Development (Supranational Bank), Notes	0.500		12/05/22		60,500	53,364,509
Sr. Unsec’d. Notes^	0.536	(cc)	06/30/34		8,198	5,636,125
Sr. Unsec’d. Notes, MTN^	—	(p)	07/31/34		4,158	2,754,675
Sr. Unsec’d. Notes, MTN	—	(p)	08/28/34		853	603,498
Sr. Unsec’d. Notes, MTN	1.558	(s)	05/01/18		100	100,000
Unsec’d. Notes, 3 Month LIBOR + 0.000%	1.295	(c)	06/28/26		9,720	9,037,753
Unsec’d. Notes, EMTN	0.500		02/07/23		7,000	6,203,295
Unsec’d. Notes, MTN	3.476	(s)	09/17/30		17,000	11,069,515

See Notes to Financial Statements.

PGIM Total Return Bond Fund	67

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)

Multi-National (cont’d.)
International Finance Corp. (Supranational Bank),
Sr. Unsec’d. Notes, EMTN	1.000%	06/04/18		5,860	$5,848,010
Sr. Unsec’d. Notes, EMTN	1.000	07/17/18		4,764	4,741,457
Sr. Unsec’d. Notes, GMTN	5.280	11/21/18	HKD	6,000	778,748
North American Development Bank (Supranational Bank),
Sr. Unsec’d. Notes	2.300	10/10/18		16,017	16,021,933
Sr. Unsec’d. Notes	2.400	10/26/22		57,025	54,991,431
Sr. Unsec’d. Notes	4.375	02/11/20		19,695	20,196,317

					480,566,897

Office/Business Equipment 0.0%
CDW LLC/CDW Finance Corp., Gtd. Notes(a)	5.500	12/01/24		9,600	9,942,144

Oil & Gas 2.2%
Anadarko Petroleum Corp.,
Sr. Unsec’d. Notes	0.000	10/10/36		45,000	18,910,066
Sr. Unsec’d. Notes	6.450	09/15/36		12,250	14,535,651
Sr. Unsec’d. Notes(a)	6.600	03/15/46		1,460	1,791,807
Sr. Unsec’d. Notes	7.950	06/15/39		1,600	2,178,254
Apache Corp.,
Sr. Unsec’d. Notes	3.250	04/15/22		1,500	1,480,455
Sr. Unsec’d. Notes	5.100	09/01/40		8,923	9,022,082
BP Capital Markets PLC (United Kingdom),
Gtd. Notes	2.521	01/15/20		6,000	5,969,274
Gtd. Notes	3.245	05/06/22		1,515	1,511,342
Gtd. Notes	4.500	10/01/20		435	450,302
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes(a)	4.250	04/15/27		27,460	26,403,958
Sr. Unsec’d. Notes	4.450	09/15/42		2,100	1,842,226
Sr. Unsec’d. Notes	5.250	06/15/37		13,605	13,446,443
Sr. Unsec’d. Notes(a)	5.400	06/15/47		23,470	23,381,895
Sr. Unsec’d. Notes	6.750	11/15/39		22,258	25,292,798
Citgo Holding, Inc., Sr. Sec’d. Notes, 144A	10.750	02/15/20		8,450	8,957,000
CNX Resources Corp., Gtd. Notes	8.000	04/01/23		6,805	7,162,262
Concho Resources, Inc., Gtd. Notes(a)	4.875	10/01/47		8,994	9,144,524
Devon Energy Corp.,
Sr. Unsec’d. Notes(a)	3.250	05/15/22		8,537	8,431,171
Sr. Unsec’d. Notes	4.750	05/15/42		10,343	10,355,652
Sr. Unsec’d. Notes(a)	5.000	06/15/45		5,495	5,718,088
Sr. Unsec’d. Notes	5.600	07/15/41		14,222	15,687,080

See Notes to Financial Statements.

68

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)
Encana Corp. (Canada),
Sr. Unsec’d. Notes(a)	3.900%	11/15/21		9,963	$10,035,357
Sr. Unsec’d. Notes	6.500	08/15/34		9,845	11,638,858
Sr. Unsec’d. Notes	6.500	02/01/38		2,720	3,287,183
Endeavor Energy Resources LP/EER Finance, Inc., Sr. Unsec’d. Notes, 144A	5.750	01/30/28		4,175	4,195,875
Gazprom OAO Via Gaz Capital SA (Russia),
Sr. Unsec’d. Notes	9.250	04/23/19		2,200	2,304,500
Sr. Unsec’d. Notes, 144A	4.950	07/19/22		500	504,375
Sr. Unsec’d. Notes, 144A	6.510	03/07/22		8,157	8,647,758
Unsec’d. Notes	3.375	11/30/18	CHF	5,000	5,118,466
Husky Energy, Inc. (Canada), Sr. Unsec’d. Notes	6.800	09/15/37		1,150	1,451,811
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes, 144A	3.875	04/19/22		14,525	14,352,472
Sr. Unsec’d. Notes, 144A	4.750	04/19/27		3,000	2,950,500
Sr. Unsec’d. Notes, 144A, MTN	6.375	04/09/21		11,389	12,188,508
Kerr-McGee Corp., Gtd. Notes	6.950	07/01/24		1,060	1,218,320
Lukoil International Finance BV (Russia), Gtd. Notes, 144A	6.125	11/09/20		1,625	1,689,513
Marathon Petroleum Corp., Sr. Unsec’d. Notes	5.850	12/15/45		9,983	10,877,719
MEG Energy Corp. (Canada), Gtd. Notes, 144A	7.000	03/31/24		6,425	5,766,437
Noble Energy, Inc.,
Sr. Unsec’d. Notes(a)	3.900	11/15/24		3,700	3,682,876
Sr. Unsec’d. Notes	4.150	12/15/21		7,450	7,573,931
Sr. Unsec’d. Notes(a)	5.050	11/15/44		18,980	19,666,133
Sr. Unsec’d. Notes	5.250	11/15/43		9,800	10,286,374
Sr. Unsec’d. Notes	6.000	03/01/41		2,322	2,622,745
Pertamina Persero PT (Indonesia),
Sr. Unsec’d. Notes	4.875	05/03/22		6,700	6,862,562
Sr. Unsec’d. Notes	5.250	05/23/21		3,000	3,109,143
Sr. Unsec’d. Notes, MTN	5.625	05/20/43		2,155	2,143,874
Petrobras Global Finance BV (Brazil),
Gtd. Notes(a)	5.750	02/01/29		19,465	18,472,285
Gtd. Notes	6.125	01/17/22		2,405	2,539,199
Gtd. Notes	7.375	01/17/27		25,390	27,230,775
Gtd. Notes	8.375	05/23/21		8,752	9,861,754
Gtd. Notes	8.750	05/23/26		2,740	3,209,225
Gtd. Notes, 144A	5.299	01/27/25		14,450	14,211,575
Petroleos Mexicanos (Mexico),
Gtd. Notes	4.875	01/24/22		3,121	3,171,716
Gtd. Notes	5.375	03/13/22		2,705	2,800,486

See Notes to Financial Statements.

PGIM Total Return Bond Fund	69

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)
Petroleos Mexicanos (Mexico), (cont’d)
Gtd. Notes	5.500%	01/21/21		14,690	$15,160,080
Gtd. Notes	6.375	01/23/45		11,729	10,866,918
Gtd. Notes	6.500	03/13/27		27,040	28,002,894
Gtd. Notes, EMTN	1.875	04/21/22	EUR	3,100	3,767,888
Gtd. Notes, EMTN	2.500	08/21/21	EUR	16,600	20,757,768
Gtd. Notes, EMTN(a)	2.750	04/21/27	EUR	14,770	16,614,444
Gtd. Notes, EMTN	3.750	02/21/24	EUR	3,000	3,831,105
Gtd. Notes, EMTN(a)	4.875	02/21/28	EUR	12,360	16,045,357
Gtd. Notes, MTN	6.750	09/21/47		48,295	46,623,993
Gtd. Notes, MTN	6.875	08/04/26		8,100	8,675,100
U.S. Gov’t. Gtd. Notes	1.700	12/20/22		5,098	4,947,141
U.S. Gov’t. Gtd. Notes	2.830	02/15/24		399	396,628
Phillips 66,
Gtd. Notes	4.650	11/15/34		2,970	3,074,250
Gtd. Notes(a)	4.875	11/15/44		2,830	2,955,700
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	6.875	05/01/18		700	700,000
Reliance Holding USA, Inc. (India), Gtd. Notes, 144A	5.400	02/14/22		4,773	4,986,299
Sasol Financing International Ltd. (South Africa), Gtd. Notes	4.500	11/14/22		13,900	13,799,920
Sinopec Group Overseas Development 2014 Ltd. (China), Sr. Unsec’d. Notes	2.750	04/10/19		4,000	3,985,556
Sinopec Group Overseas Development 2015 Ltd. (China), Gtd. Notes, 144A	2.500	04/28/20		10,200	10,028,155
Valero Energy Corp.,
Sr. Unsec’d. Notes(a)	3.400	09/15/26		26,460	25,297,081
Sr. Unsec’d. Notes	9.375	03/15/19		28,450	30,027,668
YPF SA (Argentina), Sr. Unsec’d. Notes, 144A	8.500	03/23/21		2,940	3,193,575

					719,082,155

Oil & Gas Services 0.0%
Baker Hughes a GE Co. LLC/Baker Hughes Co.-Obligor, Inc., Sr. Unsec’d. Notes	4.080	12/15/47		6,280	5,762,873
Cameron International Corp., Gtd. Notes	5.950	06/01/41		2,775	3,277,448

					9,040,321

Packaging & Containers 0.1%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland),
Gtd. Notes, 144A	6.000	02/15/25		5,950	6,016,937
Sr. Sec’d. Notes, 144A(a)	4.625	05/15/23		3,665	3,674,163
Ball Corp., Gtd. Notes	4.375	12/15/23	EUR	525	716,978
Greif Neveda Holdings SCS, Sr. Unsec’d. Notes, 144A	7.375	07/15/21	EUR	730	1,043,928

See Notes to Financial Statements.

70

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)

Packaging & Containers (cont’d.)
Horizon Parent Holdings Sarl (France), Sr. Sec’d. Notes, Cash coupon 8.250% or PIK 9.000%, 144A	8.250%	02/15/22	EUR	9,975	$12,678,196
Owens-Brockway Glass Container, Inc., Gtd. Notes, 144A	6.375	08/15/25		1,200	1,257,000
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, Sr. Sec’d. Notes	5.750	10/15/20		13,514	13,615,564
WestRock RKT Co.,
Gtd. Notes	4.450	03/01/19		1,140	1,154,585
Gtd. Notes	4.900	03/01/22		1,700	1,778,499

					41,935,850

Pharmaceuticals 1.6%
AbbVie, Inc.,
Sr. Unsec’d. Notes(a)	2.900	11/06/22		5,000	4,867,546
Sr. Unsec’d. Notes	3.200	11/06/22		10,370	10,197,218
Sr. Unsec’d. Notes	3.600	05/14/25		14,685	14,209,747
Sr. Unsec’d. Notes	4.500	05/14/35		20,745	20,683,772
Sr. Unsec’d. Notes	4.700	05/14/45		11,000	10,924,181
Actavis Funding SCS, Gtd. Notes	4.850	06/15/44		6,257	6,016,927
Allergan Funding SCS,
Gtd. Notes(a)	3.000	03/12/20		28,020	27,830,416
Gtd. Notes	3.450	03/15/22		1,300	1,278,244
Gtd. Notes	3.800	03/15/25		1,475	1,417,531
Gtd. Notes	4.550	03/15/35		38,095	35,874,684
Gtd. Notes(a)	4.750	03/15/45		15,812	14,942,556
Allergan Sales LLC, Gtd. Notes, 144A	4.875	02/15/21		5,106	5,265,717
AmerisourceBergen Corp., Sr. Unsec’d. Notes	3.250	03/01/25		3,875	3,705,011
Cardinal Health, Inc.,
Sr. Unsec’d. Notes	2.616	06/15/22		14,120	13,525,017
Sr. Unsec’d. Notes(a)	3.410	06/15/27		5,940	5,522,274
Catalent Pharma Solutions, Inc., Gtd. Notes, 144A	4.750	12/15/24	EUR	10,505	13,313,146
CVS Health Corp.,
Sr. Unsec’d. Notes	2.750	12/01/22		10,067	9,671,302
Sr. Unsec’d. Notes(a)	2.875	06/01/26		11,150	10,177,847
Sr. Unsec’d. Notes	4.780	03/25/38		11,830	11,698,287
Sr. Unsec’d. Notes(a)	5.050	03/25/48		34,180	34,723,344
Sr. Unsec’d. Notes(a)	5.125	07/20/45		2,782	2,889,573
Sr. Unsec’d. Notes	5.300	12/05/43		6,640	7,027,141
Endo Dac/Endo Finance LLC/Endo Finco, Inc.,
Gtd. Notes, 144A(a)	6.000	07/15/23		14,825	10,785,187
Gtd. Notes, 144A(a)	6.000	02/01/25		18,005	12,648,512

See Notes to Financial Statements.

PGIM Total Return Bond Fund	71

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)

Pharmaceuticals (cont’d.)
Express Scripts Holding Co.,
Gtd. Notes	3.300%	02/25/21		7,900	$7,861,522
Gtd. Notes	3.400	03/01/27		2,255	2,074,994
Gtd. Notes	4.500	02/25/26		45,085	45,212,417
Grifols SA (Spain), Gtd. Notes, 144A	3.200	05/01/25	EUR	10,000	12,166,552
Mylan NV,
Gtd. Notes	3.150	06/15/21		21,040	20,654,238
Gtd. Notes(a)	3.950	06/15/26		25,015	23,766,556
Gtd. Notes(a)	5.250	06/15/46		2,930	2,851,108
Mylan, Inc., Gtd. Notes, 144A	5.200	04/15/48		5,250	5,089,305
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes	2.400	09/23/21		16,365	15,699,250
Gtd. Notes	2.875	09/23/23		26,295	24,807,790
Gtd. Notes(a)	3.200	09/23/26		79,780	72,714,875
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A(a)	6.125	04/15/25		2,000	1,803,940

					523,897,727

Pipelines 1.2%
Colorado Interstate Gas Co. LLC/Colorado Interstate Issuing Corp., Gtd. Notes, 144A	4.150	08/15/26		24,840	24,028,757
DCP Midstream Operating LP, Gtd. Notes, 144A	5.350	03/15/20		1,916	1,972,005
Energy Transfer Partners LP, Gtd. Notes	4.650	06/01/21		510	522,995
Enlink Midstream Partners LP, Sr. Unsec’d. Notes	5.600	04/01/44		1,325	1,293,459
Enterprise Products Operating LLC,
Gtd. Notes	3.700	02/15/26		7,130	6,974,256
Gtd. Notes	4.900	05/15/46		28,346	29,526,755
Gtd. Notes	5.100	02/15/45		8,500	9,012,708
Fermaca Enterprises S de RL de CV (Mexico), Sr. Sec’d. Notes, 144A	6.375	03/30/38		4,961	5,296,065
Kinder Morgan Energy Partners LP,
Gtd. Notes	6.500	04/01/20		2,009	2,122,392
Gtd. Notes(a)	6.500	09/01/39		1,260	1,411,255
Magellan Midstream Partners LP,
Sr. Unsec’d. Notes	4.200	12/01/42		1,600	1,484,992
Sr. Unsec’d. Notes	4.200	03/15/45		2,830	2,589,528
Sr. Unsec’d. Notes(a)	4.200	10/03/47		23,169	21,717,737
Sr. Unsec’d. Notes	4.250	02/01/21		5,500	5,607,815
Sr. Unsec’d. Notes	4.250	09/15/46		2,540	2,416,211
Sr. Unsec’d. Notes	5.150	10/15/43		14,820	15,902,851

See Notes to Financial Statements.

72

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Pipelines (cont’d.)
MPLX LP,
Sr. Unsec’d. Notes(a)	4.000%	03/15/28	6,590	$6,340,466
Sr. Unsec’d. Notes	4.500	04/15/38	26,340	25,473,018
Sr. Unsec’d. Notes	5.200	03/01/47	2,081	2,128,212
ONEOK Partners LP, Gtd. Notes	6.850	10/15/37	1,000	1,206,249
ONEOK, Inc.,
Gtd. Notes	4.950	07/13/47	52,825	52,954,342
Gtd. Notes	6.000	06/15/35	4,200	4,664,890
Plains All American Pipeline LP/PAA Finance Corp., Sr. Unsec’d. Notes	4.700	06/15/44	1,765	1,577,641
Spectra Energy Partners LP,
Sr. Unsec’d. Notes	3.375	10/15/26	5,760	5,336,217
Sr. Unsec’d. Notes(a)	4.500	03/15/45	4,436	4,143,967
Texas Eastern Transmission LP, Sr. Unsec’d. Notes, 144A	4.150	01/15/48	835	758,257
Transcontinental Gas Pipe Line Co. LLC, Sr. Unsec’d. Notes, 144A(a)	4.600	03/15/48	18,925	18,216,134
Valero Energy Partners LP, Sr. Unsec’d. Notes(a)	4.500	03/15/28	7,970	7,872,982
Western Gas Partners LP,
Sr. Unsec’d. Notes	3.950	06/01/25	8,315	8,002,064
Sr. Unsec’d. Notes	4.000	07/01/22	700	693,696
Sr. Unsec’d. Notes	5.450	04/01/44	875	866,856
Williams Partners LP,
Sr. Unsec’d. Notes(a)	3.750	06/15/27	48,136	45,284,607
Sr. Unsec’d. Notes	3.900	01/15/25	18,456	17,999,244
Sr. Unsec’d. Notes(a)	4.000	09/15/25	8,660	8,417,872
Sr. Unsec’d. Notes	4.300	03/04/24	9,550	9,587,818
Sr. Unsec’d. Notes	4.850	03/01/48	17,050	16,379,130
Sr. Unsec’d. Notes	4.900	01/15/45	5,902	5,715,748
Sr. Unsec’d. Notes	5.100	09/15/45	12,970	12,765,906
Sr. Unsec’d. Notes	6.300	04/15/40	4,000	4,518,003

				392,783,100

Real Estate 0.1%
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada),
Sr. Unsec’d. Notes, 144A	3.125	03/20/22	8,720	8,595,679
Sr. Unsec’d. Notes, 144A	3.875	03/20/27	14,600	14,448,714

				23,044,393

See Notes to Financial Statements.

PGIM Total Return Bond Fund	73

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Real Estate Investment Trusts (REITs) 0.6%
AvalonBay Communities, Inc., Sr. Unsec’d. Notes, MTN	3.200%		01/15/28	6,480	$6,077,475
Brandywine Operating Partnership LP, Gtd. Notes	4.550		10/01/29	2,330	2,272,105
Brixmor Operating Partnership LP, Sr. Unsec’d. Notes	3.650		06/15/24	14,830	14,290,619
Crown Castle International Corp., Sr. Unsec’d. Notes	4.875		04/15/22	9,955	10,352,852
HCP, Inc., Sr. Unsec’d. Notes	3.400		02/01/25	8,835	8,378,590
Highwoods Realty LP, Sr. Unsec’d. Notes	3.875		03/01/27	5,885	5,662,745
Kimco Realty Corp., Sr. Unsec’d. Notes	3.400		11/01/22	9,340	9,221,016
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.,
Gtd. Notes	4.500		01/15/28	1,000	920,000
Gtd. Notes	5.625		05/01/24	2,500	2,550,050
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes	5.000		10/15/27	2,800	2,653,000
Gtd. Notes(a)	5.500		05/01/24	5,025	5,087,813
Realty Income Corp., Sr. Unsec’d. Notes	3.000		01/15/27	16,830	15,362,262
RHP Hotel Properties LP/RHP Finance Corp., Gtd. Notes	5.000		04/15/21	1,615	1,625,094
Sabra Health Care LP/Sabra Capital Corp., Gtd. Notes	5.500		02/01/21	10,335	10,567,538
Simon Property Group LP, Sr. Unsec’d. Notes(a)	3.375		03/15/22	350	348,658
Trust F/1401 (Mexico),
Sr. Unsec’d. Notes(a)	5.250		12/15/24	2,000	2,024,800
Sr. Unsec’d. Notes, 144A	5.250		12/15/24	2,830	2,865,092
Ventas Realty LP,
Gtd. Notes	3.100		01/15/23	12,040	11,701,171
Gtd. Notes	3.500		02/01/25	5,000	4,805,919
Gtd. Notes(a)	3.850		04/01/27	31,660	30,351,760
WEA Finance LLC/Westfield UK & Europe Finance PLC (Australia), Gtd. Notes, 144A	3.250		10/05/20	13,220	13,161,391
Welltower, Inc.,
Sr. Unsec’d. Notes	4.000		06/01/25	10,745	10,543,003
Sr. Unsec’d. Notes	4.250		04/01/26	16,080	15,871,673

					186,694,626

Retail 0.5%
AutoZone, Inc., Sr. Unsec’d. Notes	3.250		04/15/25	18,000	17,262,666
Brinker International, Inc., Sr. Unsec’d. Notes	2.600		05/15/18	17,380	17,371,310
Dollar Tree, Inc.,
Gtd. Notes	5.750		03/01/23	2,600	2,712,320
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.700%	3.055	(c)	04/17/20	26,605	26,681,170

See Notes to Financial Statements.

74

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Retail (cont’d.)
Home Depot, Inc. (The), Sr. Unsec’d. Notes	3.000%	04/01/26	1,385	$1,324,073
L Brands, Inc.,
Gtd. Notes(a)	5.250	02/01/28	3,500	3,276,875
Gtd. Notes(a)	5.625	02/15/22	14,338	14,877,109
Gtd. Notes(a)	5.625	10/15/23	3,225	3,349,969
Gtd. Notes(a)	6.750	07/01/36	10,500	9,843,750
Gtd. Notes	7.000	05/01/20	2,950	3,127,000
Lowe’s Cos., Inc., Sr. Unsec’d. Notes	2.500	04/15/26	7,340	6,719,398
Macy’s Retail Holdings, Inc., Gtd. Notes(a)	3.875	01/15/22	475	472,908
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN	3.700	01/30/26	3,110	3,104,117
Sr. Unsec’d. Notes, MTN(a)	4.700	12/09/35	1,085	1,143,344
Sr. Unsec’d. Notes, MTN	6.300	10/15/37	860	1,085,460
PetSmart, Inc., Sr. Sec’d. Notes, 144A(a)	5.875	06/01/25	19,360	13,890,800
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes(a)	5.625	12/01/25	34,149	33,380,647

				159,622,916

Savings & Loans 0.0%
People’s United Financial, Inc., Sr. Unsec’d. Notes	3.650	12/06/22	3,225	3,228,233

Semiconductors 0.5%
Broadcom Corp./Broadcom Cayman Finance Ltd.,
Gtd. Notes(a)	3.000	01/15/22	7,950	7,750,797
Gtd. Notes	3.500	01/15/28	30,400	27,947,578
Gtd. Notes	3.625	01/15/24	15,740	15,291,445
Gtd. Notes	3.875	01/15/27	33,000	31,508,073
Micron Semiconductor Asia Pte Ltd. (Singapore), U.S. Gov’t. Gtd. Notes	1.258	01/15/19	564	561,214
Micron Technology, Inc.,
Sr. Unsec’d. Notes	5.500	02/01/25	4,049	4,210,960
Sr. Unsec’d. Notes, 144A	5.250	01/15/24	368	382,904
NVIDIA Corp., Sr. Unsec’d. Notes	2.200	09/16/21	7,940	7,705,372
NXP BV/NXP Funding LLC (Netherlands),
Gtd. Notes, 144A(a)	3.875	09/01/22	6,600	6,459,750
Gtd. Notes, 144A	4.125	06/01/21	4,300	4,310,750
Gtd. Notes, 144A(a)	4.625	06/01/23	14,600	14,700,375
QUALCOMM, Inc.,
Sr. Unsec’d. Notes	1.850	05/20/19	20,985	20,933,457
Sr. Unsec’d. Notes	2.900	05/20/24	9,450	8,876,289
Sensata Technologies BV, Gtd. Notes, 144A(a)	5.000	10/01/25	11,775	11,745,562

				162,384,526

See Notes to Financial Statements.

PGIM Total Return Bond Fund	75

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)

Software 0.9%
BMC Software Finance, Inc., Sr. Unsec’d. Notes, 144A(a)	8.125%	07/15/21		3,650	$3,640,875
CA, Inc., Sr. Unsec’d. Notes	3.600	08/15/22		28,170	28,164,452
First Data Corp., Gtd. Notes, 144A	7.000	12/01/23		82,474	86,299,144
Fiserv, Inc., Sr. Unsec’d. Notes	2.700	06/01/20		5,765	5,716,003
Infor US, Inc.,
Gtd. Notes	5.750	05/15/22	EUR	1,966	2,407,376
Gtd. Notes	6.500	05/15/22		5,050	5,125,750
IQVIA, Inc., Gtd. Notes, 144A	3.500	10/15/24	EUR	15,275	19,083,098
Microsoft Corp.,
Sr. Unsec’d. Notes	3.950	08/08/56		13,965	13,659,236
Sr. Unsec’d. Notes	4.500	02/06/57		16,690	17,850,406
Nuance Communications, Inc., Gtd. Notes, 144A	5.375	08/15/20		4,819	4,843,095
Oracle Corp.,
Sr. Unsec’d. Notes	2.400	09/15/23		31,410	29,952,285
Sr. Unsec’d. Notes(a)	2.950	05/15/25		52,640	50,462,329
Sr. Unsec’d. Notes(a)	3.800	11/15/37		18,205	17,623,377
Sr. Unsec’d. Notes	4.300	07/08/34		3,265	3,395,513

					288,222,939

Telecommunications 1.1%
AT&T, Inc.,
Sr. Unsec’d. Notes	3.400	05/15/25		27,950	26,617,732
Sr. Unsec’d. Notes(a)	3.600	02/17/23		1,620	1,611,561
Sr. Unsec’d. Notes	3.950	01/15/25		11,900	11,800,508
Sr. Unsec’d. Notes	4.500	05/15/35		4,295	4,094,734
Sr. Unsec’d. Notes(a)	4.550	03/09/49		2,414	2,159,911
Sr. Unsec’d. Notes	5.150	03/15/42		2,700	2,684,027
Sr. Unsec’d. Notes(a)	5.250	03/01/37		12,650	12,927,024
Sr. Unsec’d. Notes	5.350	09/01/40		370	377,755
Bharti Airtel International Netherlands BV (India),
Gtd. Notes	5.125	03/11/23		1,955	1,967,846
Gtd. Notes, 144A	5.125	03/11/23		5,751	5,788,790
Gtd. Notes, 144A	5.350	05/20/24		1,200	1,222,311
Sr. Unsec’d. Notes	5.350	05/20/24		1,400	1,426,030
CenturyLink, Inc.,
Sr. Unsec’d. Notes	6.450	06/15/21		2,500	2,554,687
Series V, Sr. Unsec’d. Notes(a)	5.625	04/01/20		15,189	15,397,849
Digicel Group Ltd. (Jamaica),
Sr. Unsec’d. Notes	8.250	09/30/20		1,800	1,608,750
Sr. Unsec’d. Notes, 144A	8.250	09/30/20		1,950	1,742,812

See Notes to Financial Statements.

76

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)

Telecommunications (cont’d.)
Digicel Ltd. (Jamaica), Gtd. Notes, 144A	6.750%	03/01/23		5,040	$4,606,258
Level 3 Financing, Inc., Gtd. Notes	6.125	01/15/21		23,291	23,582,137
Qwest Capital Funding, Inc., Gtd. Notes	6.500	11/15/18		798	810,968
Sprint Capital Corp.,
Gtd. Notes	6.875	11/15/28		4,800	4,896,000
Gtd. Notes	6.900	05/01/19		1,252	1,289,560
Gtd. Notes	8.750	03/15/32		16,550	18,960,094
Sprint Communications, Inc.,
Gtd. Notes, 144A	7.000	03/01/20		23,600	24,839,000
Gtd. Notes, Priv Placement, 144A	9.000	11/15/18		33,796	34,746,512
Sprint Corp.,
Gtd. Notes(a)	7.625	02/15/25		15,250	16,050,625
Gtd. Notes	7.875	09/15/23		3,400	3,646,500
T-Mobile USA, Inc., Gtd. Notes	6.000	03/01/23		12,915	13,383,169
Telecom Italia SpA (Italy), Sr. Unsec’d. Notes, EMTN	6.375	06/24/19	GBP	9,350	13,574,768
VEON Holdings BV (Netherlands), Sr. Unsec’d. Notes, 144A	4.950	06/16/24		1,500	1,423,185
Verizon Communications, Inc.,
Sr. Unsec’d. Notes	4.500	08/10/33		30,750	30,238,017
Sr. Unsec’d. Notes	4.672	03/15/55		1,800	1,648,069
Sr. Unsec’d. Notes	5.012	04/15/49		654	651,440
Wind Tre SpA (Italy),
Sr. Sec’d. Notes, 144A	2.625	01/20/23	EUR	15,800	17,340,905
Sr. Sec’d. Notes, 144A	3.125	01/20/25	EUR	34,875	37,078,035

					342,747,569

Textiles 0.2%
Cintas Corp. No 2,
Gtd. Notes	2.900	04/01/22		8,105	7,950,144
Gtd. Notes	3.700	04/01/27		17,155	16,848,699
Mohawk Industries, Inc., Sr. Unsec’d. Notes	3.850	02/01/23		673	680,805
Springs Industries, Inc., Sr. Sec’d. Notes	6.250	06/01/21		22,638	22,949,272

					48,428,920

Transportation 0.3%
AP Moeller-Maersk A/S (Denmark), Sr. Unsec’d. Notes, 144A	2.550	09/22/19		3,655	3,618,527
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes	4.375	09/01/42		6,925	7,123,123
Sr. Unsec’d. Notes	4.450	03/15/43		2,355	2,445,061
Sr. Unsec’d. Notes	4.550	09/01/44		2,310	2,418,090
Sr. Unsec’d. Notes	4.700	09/01/45		3,400	3,679,659
CSX Corp., Sr. Unsec’d. Notes	2.600	11/01/26		37,200	33,720,395

See Notes to Financial Statements.

PGIM Total Return Bond Fund	77

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Transportation (cont’d.)
FedEx Corp.,
Gtd. Notes	3.300%	03/15/27	1,750	$1,670,510
Gtd. Notes	4.050	02/15/48	9,320	8,487,669
Gtd. Notes	4.550	04/01/46	6,605	6,506,840
Gtd. Notes	4.750	11/15/45	13,235	13,391,031
Norfolk Southern Railway Co., Sr. Unsec’d. Notes	9.750	06/15/20	3,700	4,196,766
Ryder System, Inc., Sr. Unsec’d. Notes, MTN	2.650	03/02/20	7,225	7,160,924
XPO Logistics, Inc., Gtd. Notes, 144A	6.500	06/15/22	2,265	2,338,612

				96,757,207

Trucking & Leasing 0.2%
Avolon Holdings Funding Ltd. (Ireland), Gtd. Notes, 144A	5.500	01/15/23	20,000	19,950,000
Park Aerospace Holdings Ltd. (Ireland), Gtd. Notes, 144A	5.500	02/15/24	5,000	4,856,250
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A	2.875	07/17/18	14,827	14,835,451
Sr. Unsec’d. Notes, 144A	3.300	04/01/21	21,250	21,126,155

				60,767,856

Water 0.0%
American Water Capital Corp., Sr. Unsec’d. Notes	3.750	09/01/47	7,510	7,001,848

TOTAL CORPORATE BONDS (cost $12,206,234,087)				11,988,839,625

MUNICIPAL BONDS 0.8%

California 0.2%
Bay Area Toll Authority,
BABs, Revenue Bonds	6.263	04/01/49	10,755	14,909,011
BABs, Taxable, Revenue Bonds, Series S3	6.907	10/01/50	525	770,810
Los Angeles County Public Works Financing Authority, BABs, Revenue Bonds, Series Z	7.618	08/01/40	4,300	6,339,189
Los Angeles Department of Airports, BABs, Revenue Bonds	6.582	05/15/39	5,045	6,388,080
Los Angeles Department of Water & Power,
BABs, Revenue Bonds	5.716	07/01/39	8,475	10,473,829
BABs, Taxable, Revenue Bonds, Series SY	6.008	07/01/39	6,200	7,737,662
State of California,
GO Unlimited, BABs	7.300	10/01/39	835	1,190,819
GO Unlimited, BABs	7.600	11/01/40	2,320	3,520,971

See Notes to Financial Statements.

78

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
MUNICIPAL BONDS (Continued)

California (cont’d.)
GO Unlimited, BABs	7.625%	03/01/40	275	$410,715
GO Unlimited, BABs, Taxable	7.550	04/01/39	1,600	2,390,736
University of California,
BABs, Revenue Bonds	5.770	05/15/43	500	628,245
Taxable, Revenue Bonds, Series AP	3.931	05/15/45	2,050	2,060,763
Taxable, Revenue Bonds, Series AQ	4.767	05/15/2115	4,900	4,992,806
Taxable, Revenue Bonds, Series J	4.131	05/15/45	2,250	2,294,550

				64,108,186

Colorado 0.0%
Colorado Bridge Enterprise, BABs, Taxable, Revenue Bonds, Series SR	6.078	12/01/40	1,000	1,259,130
Regional Transportation District, BABs, Revenue Bonds, Series 2010B	5.844	11/01/50	3,320	4,243,524

				5,502,654

Illinois 0.3%
Chicago O’Hare International Airport, BABs, Revenue Bonds	6.395	01/01/40	3,170	4,212,867
Illinois State Toll Highway Authority, BABs, Revenue Bonds, Series A	6.184	01/01/34	5,000	6,234,600
State of Illinois, GO Unlimited, Series D	5.000	11/01/22	73,375	76,582,955

				87,030,422

Kentucky 0.0%
Kentucky State Property & Building Commission,
BABs, Revenue Bonds, Series C	4.303	11/01/19	800	815,072
BABs, Revenue Bonds, Series C	5.373	11/01/25	1,900	2,043,374

				2,858,446

New Jersey 0.1%
New Jersey State Turnpike Authority,
BABs, Revenue Bonds, Series A	7.102	01/01/41	4,478	6,364,581
BABs, Revenue Bonds, Series F	7.414	01/01/40	8,115	11,938,220
Rutgers State University, BABs, Revenue Bonds	5.665	05/01/40	1,350	1,589,693

				19,892,494

New York 0.1%
Metropolitan Transportation Authority, BABs, Taxable, Revenue Bonds	6.687	11/15/40	700	930,818

See Notes to Financial Statements.

PGIM Total Return Bond Fund	79

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
MUNICIPAL BONDS (Continued)

New York (cont’d.)
New York City Transitional Finance Authority Future Tax Secured Revenue,
BABs, Revenue Bonds	4.725%	11/01/23	1,400	$1,498,714
BABs, Revenue Bonds	4.905	11/01/24	1,100	1,197,053
New York City Water & Sewer System, BABs, Taxable, Revenue Bonds	5.882	06/15/44	2,810	3,624,507
New York State Urban Development Corp., BABs, Taxable, Revenue Bonds	5.770	03/15/39	18,800	22,072,140
Port Authority of New York & New Jersey,
Consol. 174th, Revenue Bonds	4.458	10/01/62	2,600	2,794,194
Taxable, Consol., Revenue Bonds, Series 192	4.810	10/15/65	8,650	9,809,705

				41,927,131

Ohio 0.0%
Ohio State University (The),
BABs, Revenue Bonds	4.910	06/01/40	295	334,486
Taxable, Revenue Bonds, Series A	4.800	06/01/2111	7,815	8,278,117
Ohio State Water Development Authority Pollution Control Loan Fund, BABs, Revenue Bonds	4.879	12/01/34	375	410,047

				9,022,650

Oklahoma 0.0%
Oklahoma Development Finance Authority, Taxable, Revenue Bonds, Series C	5.450	08/15/28	5,000	5,241,450

Oregon 0.0%
Oregon State Department of Transportation Highway, BABs, Revenue Bonds, Series A	5.834	11/15/34	675	826,072

Pennsylvania 0.0%
Pennsylvania Turnpike Commission,
BABs, Revenue Bonds	6.105	12/01/39	400	512,172
BABs, Revenue Bonds, Series B	5.511	12/01/45	5,370	6,577,820

				7,089,992

Tennessee 0.0%
Metropolitan Government of Nashville & Davidson County Convention Center Authority, BABs, Taxable, Revenue Bonds	6.731	07/01/43	550	736,071

Texas 0.0%
City Public Service Board of San Antonio, BABs, Taxable, Revenue Bonds	4.427	02/01/42	6,480	6,895,433

See Notes to Financial Statements.

80

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
MUNICIPAL BONDS (Continued)

Virginia 0.1%
University of Virginia, Revenue Bonds, Taxable, Ser. C	4.179%		09/01/2117	9,850	$9,538,444

TOTAL MUNICIPAL BONDS (cost $257,737,367)					260,669,445

RESIDENTIAL MORTGAGE-BACKED SECURITIES 3.2%
Alternative Loan Trust,
Series 2004-18CB, Class 3A1	5.250		09/25/19	26	25,804
Series 2005-61, Class 1A1, 1 Month LIBOR + 0.520%	2.417	(c)	12/25/35	1,648	1,588,988
American Home Mortgage Investment Trust, Series 2004-4, Class 4A, 6 Month LIBOR + 2.000%	4.452	(c)	02/25/45	61	61,630
APS Resecuritization Trust, Series 2016-1, Class 1A, 144A, 1 Month LIBOR + 0.150%	2.037	(c)	07/27/57	9,032	8,723,251
Banc of America Funding Corp.,
Series 2015-R3, Class 1A1, 144A, 1 Month LIBOR + 0.190%	2.087	(c)	03/27/36	16,848	16,313,028
Series 2015-R3, Class 2A1, 144A, 1 Month LIBOR + 0.130%	2.027	(c)	02/27/37	23,288	22,876,822
Series 2015-R3, Class 6A1, 144A, 1 Month LIBOR + 0.170%	2.067	(c)	05/27/36	19,513	19,252,203
Banc of America Funding Trust,
Series 2005-D, Class A1	3.721	(cc)	05/25/35	83	86,768
Series 2006-I, Class 4A1	3.695	(cc)	10/20/46	48	37,999
Series 2014-R2, Class 2A1, 144A, 1 Month LIBOR + 0.210%	2.108	(c)	05/26/37	2,312	2,285,563
Series 2014-R5, Class 1A1, 144A, 6 Month LIBOR + 1.500%	3.947	(c)	09/26/45	3,618	3,716,058
Series 2015-R2, Class 5A1, 144A, 1 Month LIBOR + 0.165%	2.062	(c)	09/29/36	16,576	16,233,886
Series 2015-R4, Class 4A1, 144A	3.500	(cc)	01/27/30	8,320	8,251,298
Series 2015-R9, Class 2A1, 144A, 1 Month LIBOR + 0.205%	2.102	(c)	02/26/37	10,265	9,930,555
Banc of America Mortgage Trust,
Series 2004-2, Class 5A1	6.500		10/25/31	2	2,401
Series 2004-E, Class 2A6	3.827	(cc)	06/25/34	463	460,792
Series 2005-B, Class 2A2	3.907	(cc)	03/25/35	20	19,061
Series 2005-B, Class 2A1	3.907	(cc)	03/25/35	576	562,282
Bear Stearns ALT-A Trust,
Series 2005-4, Class 23A1	3.794	(cc)	05/25/35	181	182,259
Series 2005-4, Class 23A2	3.794	(cc)	05/25/35	60	61,179

See Notes to Financial Statements.

PGIM Total Return Bond Fund	81

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Bear Stearns ARM Trust,
Series 2002-11, Class 1A1	3.583	%(cc)	02/25/33	5	$4,681
Series 2005-4, Class 3A1	3.511	(cc)	08/25/35	358	329,896
Series 2007-3, Class 1A1	3.792	(cc)	05/25/47	383	367,850
Bellemeade Re Ltd. (Bermuda),
Series 2017-1, Class M1, 144A, 1 Month LIBOR + 1.700%	3.597	(c)	10/25/27	16,082	16,160,213
Series 2018-1A, Class M1B, 144A, 1 Month LIBOR + 1.600%^	3.477	(c)	04/25/28	30,766	30,766,000
CHL Mortgage Pass-Through Trust,
Series 2003-53, Class A1	3.710	(cc)	02/19/34	14,464	14,669,690
Series 2005-29, Class A1	5.750		12/25/35	834	743,848
Series 2005-HYB9, Class 3A2A, 12 Month LIBOR + 1.750%	3.462	(c)	02/20/36	37	32,556
CIM Trust,
Series 2017-2, Class A1, 144A, 1 Month LIBOR + 2.000%	3.887	(c)	12/25/57	64,706	65,496,425
Series 2017-3, Class A1, 144A, 1 Month LIBOR + 2.000%	3.887	(c)	01/25/57	70,697	72,143,006
Series 2017-6, Class A1, 144A	3.015	(cc)	06/25/57	35,409	34,662,243
Series 2017-8, Class A1, 144A	3.000	(cc)	12/25/65	78,375	78,228,488
Citigroup Mortgage Loan Trust, Series 2011-12, Class 3A2, 144A	3.480	(cc)	09/25/47	9,693	9,145,953
Fannie Mae Connecticut Avenue Securities, Series 2016-C04, Class 1M1, 1 Month LIBOR + 1.450%	3.347	(c)	01/25/29	9,502	9,577,839
Fannie Mae REMICS,
Series 2000-32, Class FM, 1 Month LIBOR + 0.450%	2.344	(c)	10/18/30	1	1,015
Series 2001-29, Class Z	6.500		07/25/31	41	45,723
FHLMC Structured Pass-Through Securities,
Series T-61, Class 1A1, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 1.400%	2.680	(c)	07/25/44	164	163,601
Series T-63, Class 1A1, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 1.200%	2.263	(c)	02/25/45	17	17,100
Freddie Mac REMICS,
Series 1628, Class LZ	6.500		12/15/23	17	18,125
Series 1935, Class JZ	7.000		02/15/27	88	96,062
Series 2241, Class PH	7.500		07/15/30	42	48,097
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2014-DN3, Class M3, 1 Month LIBOR + 4.000%	5.897	(c)	08/25/24	1,523	1,669,013

See Notes to Financial Statements.

82

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Freddie Mac Structured Agency Credit Risk Debt Notes, (cont’d.)
Series 2014-DN4, Class M3, 1 Month LIBOR + 4.550%	6.447	%(c)	10/25/24	3,940	$4,392,065
Series 2015-DNA1, Class M2, 1 Month LIBOR + 1.850%	3.747	(c)	10/25/27	16,140	16,469,595
Series 2015-DNA1, Class M3, 1 Month LIBOR + 3.300%	5.197	(c)	10/25/27	48,903	54,486,179
Series 2016-DNA4, Class M2, 1 Month LIBOR + 1.300%	3.197	(c)	03/25/29	37,860	38,316,966
Series 2016-HQA2, Class M2, 1 Month LIBOR + 2.250%	4.147	(c)	11/25/28	12,482	12,780,598
Series 2016-HQA3, Class M2, 1 Month LIBOR + 1.350%	3.247	(c)	03/25/29	11,730	11,896,999
Series 2016-HQA4, Class M2, 1 Month LIBOR + 1.300%	3.197	(c)	04/25/29	30,250	30,711,657
GSMSC Resecuritization Trust,
Series 2015-3R, Class 1A1, 144A, 1 Month LIBOR + 0.140%	2.037	(c)	01/26/37	9,283	9,162,403
Series 2015-3R, Class 1A2, 144A, 1 Month LIBOR + 0.140%	2.037	(c)	01/26/37	6,300	6,055,959
Series 2015-3R, Class 2A1, 144A, 1 Month LIBOR + 0.140%	2.037	(c)	10/26/36	13,409	13,103,825
Series 2015-3R, Class 2A2, 144A, 1 Month LIBOR + 0.140%	2.037	(c)	10/26/36	5,200	4,941,825
HarborView Mortgage Loan Trust, Series 2007-7, Class 2A1A, 1 Month LIBOR + 1.000%	2.871	(c)	10/25/37	22,727	22,413,575
Impac CMB Trust, Series 2005-1, Class 1A1, 1 Month LIBOR + 0.520%	2.417	(c)	04/25/35	2,275	2,162,509
IndyMac ARM Trust, Series 2001-H2, Class A1	2.784	(cc)	01/25/32	2	2,377
IndyMac INDX Mortgage Loan Trust, Series 2007-FLX4, Class 2A1, 1 Month LIBOR + 0.180%	2.077	(c)	07/25/37	4,786	4,501,878
JPMorgan Alternative Loan Trust, Series 2006-A1, Class 4A1	3.607	(cc)	03/25/36	210	195,714
JPMorgan Resecuritization Trust, Series 2015-2, Class 2A1, 144A, 1 Month LIBOR + 2.000%	3.883	(c)	08/26/46	6,331	6,351,111
LSTAR Securities Investment Ltd. (Cayman Islands), Series 2017-5, Class A, 144A, 1 Month LIBOR + 2.000%	3.886	(c)	05/01/22	66,002	65,948,096
LSTAR Securities Investment Ltd., Series 2017-6, Class A, 144A, 1 Month LIBOR + 1.750%	3.636	(c)	09/01/22	32,047	32,071,354
LSTAR Securities Investment Ltd. (Cayman Islands), Series 2017-8, Class A, 144A, 1 Month LIBOR + 1.650%	3.536	(c)	11/01/22	29,294	29,406,463

See Notes to Financial Statements.

PGIM Total Return Bond Fund	83

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
LSTAR Securities Investment Ltd. (Cayman Islands), Series 2017-9, Class A, 144A, 1 Month LIBOR + 1.550%	3.436	%(c)	12/01/22	8,923	$8,868,784
LSTAR Securities Investment Trust, Series 2018-2, Class A1, 144A, 1 Month LIBOR + 1.500%	3.394	(c)	04/01/23	105,355	105,342,884
MASTR Alternative Loan Trust,
Series 2004-2, Class 4A1	5.000		02/25/19	4	4,273
Series 2004-4, Class 4A1	5.000		04/25/19	8	7,852
Opteum Mortgage Acceptance Corp. Asset Backed Pass-Through Certificates, Series 2005-2, Class M1, 1 Month LIBOR + 0.645%	2.542	(c)	04/25/35	1,900	1,899,246
PNMAC GMSR Issuer Trust, Series 2018-GT1, Class A, 144A, 1 Month LIBOR + 2.850%	4.747	(c)	02/25/23	24,890	25,045,326
Prime Mortgage Trust, Series 2004-CL1, Class 1A2, 1 Month LIBOR + 0.400%	2.297	(c)	02/25/34	17	15,916
Radnor RE Ltd. (Bermuda),
Series 2018-1, Class M1, 144A, 1 Month LIBOR + 1.400%	3.297	(c)	03/25/28	34,820	34,853,002
Series 2018-1, Class M2, 144A, 1 Month LIBOR + 2.700%	4.597	(c)	03/25/28	25,820	25,819,943
RALI Trust, Series 2006-QA1, Class A21	4.471	(cc)	01/25/36	931	800,609
Regal Trust IV, Series 1999-1, Class A, 144A, 11th District Cost of Funds Index (COFI Rate) + 1.500%	2.316	(c)	09/29/31	22	20,819
RFMSI Trust, Series 2003-S9, Class A1	6.500		03/25/32	11	11,227
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-1, Class 4A3	3.693	(cc)	02/25/34	180	181,217
Series 2004-18, Class 3A1	3.518	(cc)	12/25/34	14,122	13,783,064
Structured Asset Mortgage Investments Trust, Series 2002-AR3, Class A1, 1 Month LIBOR + 0.660%	2.556	(c)	09/19/32	19	18,494
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2002-14A, Class 2A1	3.478	(cc)	07/25/32	2	1,728
WaMu Mortgage Pass-Through Certificates Trust,
Series 2004-AR8, Class A1, 1 Month LIBOR + 0.420%	2.317	(c)	06/25/44	1,933	1,879,567
Series 2004-AR10, Class A3, 1 Month LIBOR + 0.550%	2.447	(c)	07/25/44	3,496	3,492,460
Series 2005-AR5, Class A6	3.269	(cc)	05/25/35	1,921	1,937,241
Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2003-AR1, Class 2A	3.426	(cc)	02/25/33	1	690
Wells Fargo Mortgage Backed Securities Trust,
Series 2005-AR4, Class 2A2	3.961	(cc)	04/25/35	293	294,080
Series 2006-AR2, Class 2A1	3.765	(cc)	03/25/36	106	107,654
Series 2006-AR6, Class 6A1	3.651	(cc)	03/25/36	8,837	8,952,670
Series 2006-AR10, Class 1A1	3.724	(cc)	07/25/36	224	218,246

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $1,020,266,013)					1,043,987,391

See Notes to Financial Statements.

84

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value
SOVEREIGN BONDS 13.6%
Abu Dhabi Government International Bond (United Arab Emirates), Sr. Unsec’d. Notes	2.500%		10/11/22		6,000	$5,736,360
Albania Government International Bond (Albania), Sec.‘d. Notes	2.730	(s)	08/31/25		68,992	49,013,800
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes	2.260		12/31/38	EUR	17,020	14,083,136
Sr. Unsec’d. Notes	3.375		10/12/20	CHF	15,000	15,581,988
Sr. Unsec’d. Notes	4.625		01/11/23		43,675	41,731,899
Sr. Unsec’d. Notes	6.875		04/22/21		22,325	23,430,087
Sr. Unsec’d. Notes	6.875		01/11/48		7,175	6,374,988
Sr. Unsec’d. Notes	7.820		12/31/33	EUR	24,835	33,026,533
Sr. Unsec’d. Notes	7.820		12/31/33	EUR	7,238	9,573,105
Sr. Unsec’d. Notes	8.280		12/31/33		722	756,347
Unsec’d. Notes	5.000		01/15/27	EUR	6,650	7,800,373
Brazil Loan Trust 1 (Brazil), Gov’t. Gtd. Notes	5.477		07/24/23		9,499	9,774,290
Brazil Minas SPE via State of Minas Gerais (Brazil), Gov’t. Gtd. Notes, 144A	5.333		02/15/28		4,488	4,465,560
Brazilian Government International Bond (Brazil), Sr. Unsec’d. Notes	2.875		04/01/21	EUR	20,300	25,988,285
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes	4.375		07/12/21		2,600	2,665,000
Sr. Unsec’d. Notes	5.000		06/15/45		1,400	1,386,000
Sr. Unsec’d. Notes	7.375		03/18/19		64,000	66,368,000
Sr. Unsec’d. Notes	7.375		09/18/37		1,015	1,286,513
Sr. Unsec’d. Notes	8.375		02/15/27		900	1,044,000
Sr. Unsec’d. Notes	11.750		02/25/20		14,550	16,667,025
Costa Rica Government International Bond (Costa Rica), Bonds	4.370		05/22/19		14,780	14,786,651
Croatia Government International Bond (Croatia),
Sr. Unsec’d. Notes	6.375		03/24/21		800	858,400
Sr. Unsec’d. Notes	6.750		11/05/19		21,000	22,050,000
Cyprus Government International Bond (Cyprus), Sr. Unsec’d. Notes, EMTN	4.750		06/25/19	EUR	1,700	2,159,053
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes	7.500		05/06/21		37,930	40,073,045
Sr. Unsec’d. Notes, 144A	7.500		05/06/21		2,500	2,641,250
Egypt Government International Bond, Sr. Unsec’d. Notes, 144A	4.750		04/16/26	EUR	3,500	4,213,686
Egypt Government International Bond (Egypt), Sr. Unsec’d. Notes, 144A	6.588		02/21/28		40,825	40,262,431

See Notes to Financial Statements.

PGIM Total Return Bond Fund	85

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
SOVEREIGN BONDS (Continued)
Export-Import Bank of India (India),
Sr. Unsec’d. Notes, 144A	3.375%	08/05/26		8,420	$7,798,873
Sr. Unsec’d. Notes, 144A	3.875	02/01/28		11,845	11,234,923
Export-Import Bank of Korea (South Korea), Sr. Unsec’d. Notes, EMTN	2.240	09/14/18		6,050	6,013,149
Finland Government International Bond (Finland), Sr. Unsec’d. Notes	6.950	02/15/26		33,908	41,473,612
Finnvera OYJ (Finland), Gov’t. Gtd. Notes,
MTN	2.375	06/04/25		12,400	11,638,516
144A, MTN	2.375	06/04/25		2,400	2,252,616
Hellenic Republic Government Bond (Greece),
Sr. Unsec’d. Notes	3.000	02/24/23	EUR	1,132	1,379,620
Sr. Unsec’d. Notes	3.000	02/24/24	EUR	3,586	4,345,366
Sr. Unsec’d. Notes	3.000	02/24/25	EUR	5,060	6,062,779
Sr. Unsec’d. Notes	3.000	02/24/26	EUR	7,769	9,211,907
Sr. Unsec’d. Notes(a)	3.000	02/24/27	EUR	9,212	10,905,300
Sr. Unsec’d. Notes	3.000	02/24/28	EUR	7,192	8,400,811
Sr. Unsec’d. Notes	3.000	02/24/29	EUR	4,399	5,069,753
Sr. Unsec’d. Notes	3.000	02/24/30	EUR	7,113	8,090,725
Sr. Unsec’d. Notes	3.000	02/24/31	EUR	5,343	5,985,290
Sr. Unsec’d. Notes	3.000	02/24/32	EUR	4,566	5,056,654
Sr. Unsec’d. Notes	3.000	02/24/33	EUR	12,598	13,878,460
Sr. Unsec’d. Notes	3.000	02/24/34	EUR	4,696	5,082,754
Sr. Unsec’d. Notes	3.000	02/24/35	EUR	3,260	3,549,195
Sr. Unsec’d. Notes	3.000	02/24/36	EUR	8,196	8,797,885
Sr. Unsec’d. Notes	3.000	02/24/37	EUR	5,850	6,295,336
Sr. Unsec’d. Notes	3.000	02/24/38	EUR	2,630	2,804,816
Sr. Unsec’d. Notes	3.000	02/24/39	EUR	4,375	4,633,557
Sr. Unsec’d. Notes(a)	3.000	02/24/40	EUR	2,604	2,761,896
Sr. Unsec’d. Notes	3.000	02/24/41	EUR	4,489	4,789,866
Sr. Unsec’d. Notes	3.000	02/24/42	EUR	1,610	1,722,130
Sr. Unsec’d. Notes, 144A	3.375	02/15/25	EUR	250	299,750
Sr. Unsec’d. Notes	3.500	01/30/23	EUR	3,795	4,713,629
Sr. Unsec’d. Notes	3.750	01/30/28	EUR	25,550	30,645,005
Sr. Unsec’d. Notes, 144A	4.375	08/01/22	EUR	46,842	60,271,409
Sr. Unsec’d. Notes, 144A	4.750	04/17/19	EUR	12,000	15,009,934
Hellenic Republic Government International Bond (Greece),
Sr. Unsec’d. Notes	5.000	03/11/19	EUR	4,130	5,119,052
Sr. Unsec’d. Notes	5.200	07/17/34	EUR	169,401	208,375,361
Sr. Unsec’d. Notes	6.140	04/14/28	EUR	6,400	8,659,449
Hong Kong Sukuk 2014 Ltd. (Hong Kong), Sr. Unsec’d. Notes	2.005	09/18/19		5,200	5,135,468

See Notes to Financial Statements.

86

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value
SOVEREIGN BONDS (Continued)
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes	5.375%		02/21/23		35,526	$38,030,583
Sr. Unsec’d. Notes	5.375		03/25/24		6,790	7,299,250
Sr. Unsec’d. Notes	5.750		11/22/23		20,700	22,583,700
Sr. Unsec’d. Notes	6.000		01/11/19	EUR	1,795	2,259,763
Sr. Unsec’d. Notes	6.250		01/29/20		21,545	22,622,250
Sr. Unsec’d. Notes	6.375		03/29/21		218,634	235,578,135
Sr. Unsec’d. Notes	7.625		03/29/41		272	382,807
Iceland Government International Bond (Iceland),
Sr. Unsec’d. Notes, EMTN	0.500		12/20/22	EUR	56,571	68,563,432
Sr. Unsec’d. Notes, EMTN	2.500		07/15/20	EUR	3,500	4,457,260
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes	3.375		07/30/25	EUR	15,914	21,234,848
Sr. Unsec’d. Notes, 144A	3.375		07/30/25	EUR	6,800	9,073,581
Sr. Unsec’d. Notes, 144A	7.750		01/17/38		2,500	3,328,718
Sr. Unsec’d. Notes, 144A, MTN	2.150		07/18/24	EUR	1,750	2,186,797
Sr. Unsec’d. Notes, MTN	2.625		06/14/23	EUR	17,000	21,906,410
Sr. Unsec’d. Notes, MTN(a)	2.875		07/08/21	EUR	87,100	113,123,030
Sr. Unsec’d. Notes, MTN(a)	3.750		06/14/28	EUR	29,251	40,224,585
Instituto de Credito Oficial (Spain), Gov’t. Gtd. Notes, 144A	1.625		09/14/18		9,900	9,856,014
Israel Government International Bond (Israel),
Sr. Unsec’d. Notes	2.875		03/16/26		2,000	1,898,480
Sr. Unsec’d. Notes(a)	3.150		06/30/23		10,000	9,904,000
Sr. Unsec’d. Notes	4.000		06/30/22		11,700	12,014,987
Sr. Unsec’d. Notes, EMTN(a)	2.875		01/29/24	EUR	9,500	12,770,754
Ivory Coast Government International Bond (Cote d’lvoire), Sr. Unsec’d. Notes, 144A	5.125		06/15/25	EUR	7,375	9,407,714
Japan Bank for International Cooperation (Japan),
Gov’t. Gtd. Notes	1.500		07/21/21		53,800	51,152,765
Gov’t. Gtd. Notes	1.750		05/29/19		10,000	9,890,510
Gov’t. Gtd. Notes	1.875		04/20/21		4,165	4,033,067
Gov’t. Gtd. Notes	2.000		11/04/21		3,200	3,082,493
Gov’t. Gtd. Notes	2.125		06/01/20		5,000	4,917,200
Gov’t. Gtd. Notes	2.125		07/21/20		7,400	7,270,075
Gov’t. Gtd. Notes	2.125		11/16/20		14,400	14,091,434
Gov’t. Gtd. Notes	2.125		02/10/25		15,000	13,944,156
Gov’t. Gtd. Notes, 3 Month LIBOR + 0.360%	2.180	(c)	11/13/18		14,000	14,016,660
Gov’t. Gtd. Notes	2.250		02/24/20		9,200	9,102,068
Gov’t. Gtd. Notes	2.500		06/01/22		3,200	3,115,784

See Notes to Financial Statements.

PGIM Total Return Bond Fund	87

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value
SOVEREIGN BONDS (Continued)
Japan Finance Organization for Municipalities (Japan),
Gov’t. Gtd. Notes	4.000%		01/13/21		1,000	$1,022,583
Sr. Unsec’d. Notes, MTN	2.125		02/12/21		4,200	4,082,047
Sr. Unsec’d. Notes, MTN	2.125		04/13/21		9,076	8,805,190
Sr. Unsec’d. Notes, MTN	2.500		09/12/18		21,000	20,991,180
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.500%, EMTN	2.837	(c)	07/11/18		10,000	10,008,800
Sr. Unsec’d. Notes, 144A, MTN	2.000		09/08/20		7,000	6,830,916
Sr. Unsec’d. Notes, 144A, MTN	2.125		04/13/21		15,090	14,639,747
Sr. Unsec’d. Notes, 144A, MTN	2.125		10/25/23		21,000	19,668,635
Sr. Unsec’d. Notes, 144A, MTN	2.375		02/13/25		44,000	41,049,008
Sr. Unsec’d. Notes, 144A, MTN	2.500		09/12/18		7,000	6,997,060
Sr. Unsec’d. Notes, 144A, MTN	2.625		04/20/22		8,600	8,387,764
Japan International Cooperation Agency (Japan), Gov’t. Gtd. Notes	1.875		11/13/19		13,300	13,089,195
Kingdom of Belgium Government International Bond (Belgium),
Sr. Unsec’d. Notes, MTN	1.625		01/15/20		5,000	4,915,185
Unsec’d. Notes, 144A	8.875		12/01/24		6,830	8,874,492
Latvia Government International Bond (Latvia),
Sr. Unsec’d. Notes	2.750		01/12/20		6,100	6,054,701
Sr. Unsec’d. Notes, MTN	2.625		01/21/21	EUR	600	777,260
Lithuania Government International Bond (Lithuania),
Sr. Unsec’d. Notes	6.125		03/09/21		37,400	40,219,661
Sr. Unsec’d. Notes	6.625		02/01/22		123,001	136,838,612
Sr. Unsec’d. Notes	7.375		02/11/20		43,395	46,638,429
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes	0.700		06/16/21	JPY	500,000	4,620,783
Sr. Unsec’d. Notes	1.875		02/23/22	EUR	3,000	3,779,010
Sr. Unsec’d. Notes	2.750		04/22/23	EUR	5,000	6,542,163
Sr. Unsec’d. Notes	4.600		02/10/48		21,575	19,751,912
Sr. Unsec’d. Notes, EMTN	2.375		04/09/21	EUR	4,000	5,130,727
Sr. Unsec’d. Notes, GMTN	5.500		02/17/20	EUR	30,493	40,429,839
Sr. Unsec’d. Notes, MTN	4.750		03/08/44		18,140	17,051,600
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes	3.750		03/16/25		3,700	3,672,250
Sr. Unsec’d. Notes	9.375		01/16/23		7,800	9,808,500
Parpublica - Participacoes Publicas SGPS SA (Portugal), Sr. Unsec’d. Notes, EMTN	3.750		07/05/21	EUR	1,000	1,332,109
Perusahaan Penerbit SBSN Indonesia II (Indonesia), Sr. Unsec’d. Notes	4.000		11/21/18		3,000	3,015,600
Peruvian Government International Bond (Peru), Sr. Unsec’d. Notes	3.750		03/01/30	EUR	3,650	5,274,294

See Notes to Financial Statements.

88

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value
SOVEREIGN BONDS (Continued)
Philippine Government International Bond (Philippines), Sr. Unsec’d. Notes	9.500%		02/02/30		3,500	$5,180,942
Poland Government International Bond (Poland), Sr. Unsec’d. Notes(a)	3.000		03/17/23		10,000	9,835,000
Portugal Government International Bond (Portugal), Sr. Unsec’d. Notes, MTN	5.125		10/15/24		368,980	390,783,028
Portugal Obrigacoes do Tesouro OT (Portugal), Sr. Unsec’d. Notes, 144A	3.875		02/15/30	EUR	11,790	17,152,756
Province of Alberta (Canada),
Sr. Unsec’d. Notes	2.050		08/17/26		8,800	7,993,506
Sr. Unsec’d. Notes(a)	2.200		07/26/22		7,290	7,011,922
Sr. Unsec’d. Notes	3.300		03/15/28		17,270	17,147,429
Province of British Columbia (Canada),
Sr. Unsec’d. Notes	6.500		01/15/26		8,090	9,766,828
Unsec’d. Notes	7.250		09/01/36		1,900	2,863,357
Province of Manitoba (Canada),
Deb. Notes	9.250		04/01/20		1,195	1,328,971
Sr. Unsec’d. Notes	2.125		05/04/22		15,680	15,075,099
Sr. Unsec’d. Notes	2.125		06/22/26		2,700	2,451,438
Province of Nova Scotia (Canada),
Deb. Notes	8.250		07/30/22		2,700	3,220,286
Deb. Notes	8.750		04/01/22		1,953	2,324,059
Deb. Notes	9.250		03/01/20		81	89,740
Province of Ontario (Canada), Sr. Unsec’d. Notes	2.250		05/18/22		23,795	22,981,687
Province of Quebec (Canada),
Deb. Notes	7.125		02/09/24		1,600	1,905,743
Sr. Unsec’d. Notes	7.500		09/15/29		15	20,480
Unsec’d. Notes, MTN	6.350		01/30/26		2,090	2,429,867
Unsec’d. Notes, MTN	7.140		02/27/26		6,050	7,315,889
Unsec’d. Notes, MTN	7.295		07/22/26		166	206,698
Unsec’d. Notes, MTN	7.365		03/06/26		82	101,855
Unsec’d. Notes, MTN	7.485		03/02/26		11,700	14,555,108
Province of Saskatchewan (Canada), Deb. Notes	8.500		07/15/22		6,055	7,259,126
Provincia de Buenos Aires (Argentina),
Sr. Unsec’d. Notes, 144A(a)	6.500		02/15/23		12,615	12,772,688
Sr. Unsec’d. Notes, 144A	9.950		06/09/21		17,340	19,242,025
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes	6.550		04/09/19		7,000	7,227,318
Sr. Unsec’d. Notes, 144A	5.103		04/23/48		28,705	28,450,961
Republic of Austria Government International Bond (Austria),
Sr. Unsec’d. Notes	0.000		06/22/22	EUR	2,231	2,711,664
Sr. Unsec’d. Notes, EURIBOR ICE Swap Rate 11:00am (Cap N/A, Floor 1.750%), EMTN	1.750	(c)	03/04/20	EUR	7,500	9,358,946

See Notes to Financial Statements.

PGIM Total Return Bond Fund	89

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value
SOVEREIGN BONDS (Continued)
Republic of Indonesia (Indonesia), Sr. Unsec’d. Notes	7.750%		01/17/38		3,000	$3,994,461
Republic of Italy Government International Bond (Italy),
Sr. Unsec’d. Notes, TEC10 x 0.860 + 0.000% (Cap N/A, Floor 2.967%)	3.000	(c)	10/15/18	EUR	7,500	9,135,148
Sr. Unsec’d. Notes	4.000		05/06/19	EUR	15,000	18,861,356
Sr. Unsec’d. Notes(a)	6.875		09/27/23		111,178	128,366,119
Sr. Unsec’d. Notes, EURIBOR ICE Swap Rate 11:00am (Cap 7.000%, Floor 2.000%), EMTN	2.000	(c)	06/15/20	EUR	73,570	92,644,592
Sr. Unsec’d. Notes, EMTN	3.444		12/31/24	EUR	73,498	93,235,908
Sr. Unsec’d. Notes, MTN	5.375		06/15/33		13,511	15,470,906
Republic of Italy Government International Bond Strips Coupon (Italy), Sr. Unsec’d. Notes	3.518	(s)	03/27/23		4,000	3,299,220
Republic of Latvia Government International Bond (Latvia), Sr. Unsec’d. Notes	5.250		06/16/21		18,500	19,601,194
Republic of Poland Government International Bond (Poland),
Sr. Unsec’d. Notes	5.000		03/23/22		24,900	26,419,896
Sr. Unsec’d. Notes, EMTN	3.250		05/15/19	CHF	27,000	28,280,525
Sr. Unsec’d. Notes, EMTN	4.200		04/15/20	EUR	109,790	143,719,113
Republic of Serbia International Bond (Serbia), Unsec’d. Notes	5.875		12/03/18		2,500	2,534,300
Republic of South Africa Government International Bond (South Africa),
Sr. Unsec’d. Notes	3.750		07/24/26	EUR	600	777,991
Sr. Unsec’d. Notes	4.850		09/27/27		20,000	19,371,120
Sr. Unsec’d. Notes(a)	5.875		09/16/25		11,600	12,173,713
Sr. Unsec’d. Notes	6.875		05/27/19		26,000	26,949,572
Unsec’d. Notes	3.800		09/07/21	JPY	1,600,000	15,666,301
Republic of Trinidad & Tobago	3.750		06/27/30	JPY	11,000,000	107,791,347
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, 144A, MTN	2.375		04/19/27	EUR	6,600	8,089,700
Sr. Unsec’d. Notes, 144A, MTN	3.875		10/29/35	EUR	19,865	25,452,264
Sr. Unsec’d. Notes, 144A, MTN(a)	4.875		01/22/24		2,044	2,122,743
Sr. Unsec’d. Notes, MTN	3.875		10/29/35	EUR	24,520	31,416,537
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, 144A, MTN	4.000		04/17/25		18,785	18,517,088
Sr. Unsec’d. Notes, MTN	2.375		10/26/21		1,000	958,460
Senegal Government International Bond (Senegal), Sr. Unsec’d. Notes, 144A	4.750		03/13/28	EUR	13,260	15,873,121
Slovakia Government International Bond (Slovak Republic), Sr. Unsec’d. Notes	4.375		05/21/22		12,455	13,039,986

See Notes to Financial Statements.

90

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value
SOVEREIGN BONDS (Continued)
Slovenia Government International Bond (Slovenia),
Sr. Unsec’d. Notes	4.750%		05/10/18		123,942	$123,942,000
Sr. Unsec’d. Notes(a)	5.250		02/18/24		140,410	153,909,298
Sr. Unsec’d. Notes, 144A	5.250		02/18/24		94,918	104,043,606
Spain Government International Bond (Spain), Sr. Unsec’d. Notes, EMTN	5.010		11/21/44		7,800	7,758,387
State of Minas Gerais (Brazil), Sec’d. Notes	5.333		02/15/28		44,405	44,182,975
State of Saxony-Anhalt (Germany), Sr. Unsec’d. Notes	1.375		10/15/19		20,000	19,601,840
Tokyo Metropolitan Government (Japan),
Sr. Unsec’d. Notes	1.625		06/06/18		44,600	44,546,480
Sr. Unsec’d. Notes	2.000		05/17/21		15,530	14,953,014
Sr. Unsec’d. Notes	2.125		05/20/19		12,600	12,505,311
Sr. Unsec’d. Notes	2.125		05/19/20		3,950	3,877,557
Sr. Unsec’d. Notes	2.500		06/08/22		2,000	1,935,880
Sr. Unsec’d. Notes, 144A	2.000		05/17/21		13,300	12,805,865
Sr. Unsec’d. Notes, 144A	2.500		06/08/22		3,600	3,484,584
Turkey Government International Bond (Turkey),
Sr. Unsec’d. Notes	5.625		03/30/21		19,910	20,533,024
Sr. Unsec’d. Notes	7.000		06/05/20		14,590	15,407,098
Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes	4.975		04/20/55		13,360	12,859,000
Sr. Unsec’d. Notes	7.000		06/28/19	EUR	500	640,631
Wakala Global Sukuk Bhd (Malaysia), Sr. Unsec’d. Notes	4.646		07/06/21		3,260	3,408,656

TOTAL SOVEREIGN BONDS (cost $4,438,970,859)						4,437,807,516

U.S. GOVERNMENT AGENCY OBLIGATIONS 1.9%
Fannie Mae Strips Interest	2.276	(s)	11/15/26		100	75,710
Fannie Mae Strips Interest	2.461	(s)	05/15/27		18,594	13,764,127
Fannie Mae Strips Interest	3.032	(s)	11/15/29		237	159,071
Fannie Mae Strips Interest	3.041	(s)	07/15/30		1,542	1,008,975
Fannie Mae Strips Interest	3.058	(s)	05/15/30		1,613	1,062,820
Fannie Mae Strips Interest	3.067	(s)	11/15/30		314	203,093
Fannie Mae Strips Interest	3.077	(s)	07/15/29		4,091	2,777,627
Fannie Mae Strips Interest	3.088	(s)	11/15/27		360	261,846
Fannie Mae Strips Principal, MTN	2.567	(s)	10/08/27		2,275	1,660,404
Fannie Mae Strips Principal, MTN	2.874	(s)	03/23/28		1,900	1,357,008
Fannie Mae Strips Principal	3.097	(s)	01/15/30		2,597	1,727,572
Fannie Mae Strips Principal, MTN	3.212	(s)	05/15/30		9,041	5,944,483
Fannie Mae Strips Principal	3.535	(s)	07/15/37		2,295	1,167,205
Federal Farm Credit Banks, Unsec’d. Notes	3.000		01/14/30		541	522,788
Federal Home Loan Banks	2.250		10/27/26		7,105	6,509,203
Federal Home Loan Mortgage Corp., MTN	2.550	(s)	12/17/29		1,485	998,207

See Notes to Financial Statements.

PGIM Total Return Bond Fund	91

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal Home Loan Mortgage Corp., MTN	2.559	%(s)	12/14/29	4,500	$3,014,329
Federal Home Loan Mortgage Corp., MTN	3.156	(s)	12/11/25	34,748	27,305,219
Federal Home Loan Mortgage Corp.	4.500		09/01/39	1,125	1,184,141
Federal Home Loan Mortgage Corp.	5.000		01/01/39	103	110,553
Federal Home Loan Mortgage Corp.	5.000		07/01/40	205	219,528
Federal Home Loan Mortgage Corp.	5.500		06/01/31	3	2,992
Federal Home Loan Mortgage Corp.	5.500		10/01/33	393	439,943
Federal Home Loan Mortgage Corp.	5.500		07/01/34	6	6,561
Federal Home Loan Mortgage Corp.	6.000		10/01/32	20	21,845
Federal Home Loan Mortgage Corp.	6.000		12/01/32	14	15,228
Federal Home Loan Mortgage Corp.	6.000		02/01/33	14	15,889
Federal Home Loan Mortgage Corp.	6.000		11/01/33	135	151,460
Federal Home Loan Mortgage Corp.	6.000		01/01/34	71	78,883
Federal Home Loan Mortgage Corp.	6.000		11/01/36	6	6,264
Federal Home Loan Mortgage Corp.	6.000		12/01/36	3	2,800
Federal Home Loan Mortgage Corp.(k)	6.250		07/15/32	30,948	41,107,424
Federal Home Loan Mortgage Corp.	6.500		07/01/32	3	3,104
Federal Home Loan Mortgage Corp.	6.500		07/01/32	3	3,597
Federal Home Loan Mortgage Corp.	6.500		08/01/32	2	2,331
Federal Home Loan Mortgage Corp.	6.500		08/01/32	5	5,384
Federal Home Loan Mortgage Corp.	6.500		08/01/32	5	5,529
Federal Home Loan Mortgage Corp.	6.500		08/01/32	5	6,047
Federal Home Loan Mortgage Corp.	6.500		09/01/32	44	49,826
Federal Home Loan Mortgage Corp.	6.500		11/01/33	28	31,238
Federal Home Loan Mortgage Corp.(k)	6.750		03/15/31	52,373	71,062,200
Federal Home Loan Mortgage Corp.	7.000		09/01/32	32	33,083
Federal Home Loan Mortgage Corp.	8.500		08/01/24	2	2,652
Federal Home Loan Mortgage Corp.	8.500		10/01/24	1	890
Federal Home Loan Mortgage Corp.	8.500		11/01/24	1	1,498
Federal Judiciary Office Building Trust	2.104	(s)	02/15/24	325	268,819
Federal National Mortgage Assoc.	1.361	(s)	10/09/19	10,200	9,828,994
Federal National Mortgage Assoc.(k)	1.875		09/24/26	5,080	4,611,741
Federal National Mortgage Assoc.(k)	2.125		04/24/26	38,022	35,428,976
Federal National Mortgage Assoc.,
Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 1.400%	2.682	(c)	09/01/40	16	15,963
US Treasury H15 Treasury Bill 6 Month Auction High Discount Rate + 1.750%	3.045	(c)	01/01/20	1	1,424
Cost of Funds for the 11th District of San Francisco + 1.251%	3.169	(c)	05/01/36	7	7,370
Cost of Funds for the 11th District of San Francisco + 1.250%	3.189	(c)	05/01/36	14	14,458
Federal National Mortgage Assoc.	4.000		12/01/40	208	213,558
Federal National Mortgage Assoc., Cost of Funds for the 11th District of San Francisco + 1.250%	4.485	(c)	01/01/28	3	2,774

See Notes to Financial Statements.

92

Description	Interest Rate	Maturity Date	Principal Amount (000)#			Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc.	4.500%	01/01/25		97		$100,795
Federal National Mortgage Assoc.	4.500	02/01/33		12		12,733
Federal National Mortgage Assoc.	4.500	08/01/33		7		7,282
Federal National Mortgage Assoc.	5.000	06/01/18		—	(r)	437
Federal National Mortgage Assoc.	5.000	07/01/18		—	(r)	408
Federal National Mortgage Assoc.	5.000	08/01/18		3		3,134
Federal National Mortgage Assoc.	5.000	12/01/19		29		29,770
Federal National Mortgage Assoc.	5.000	03/01/34		915		984,603
Federal National Mortgage Assoc.	5.375	12/07/28	GBP	1,700		3,043,556
Federal National Mortgage Assoc.	5.500	07/01/33		30		32,586
Federal National Mortgage Assoc.	5.500	08/01/33		1		701
Federal National Mortgage Assoc.	5.500	10/01/33		79		86,660
Federal National Mortgage Assoc.	5.500	11/01/33		11		12,135
Federal National Mortgage Assoc.	5.500	01/01/34		12		13,408
Federal National Mortgage Assoc.	5.500	04/01/34		31		34,456
Federal National Mortgage Assoc.	5.500	04/01/34		102		111,924
Federal National Mortgage Assoc.	5.500	04/01/34		7		7,476
Federal National Mortgage Assoc.	5.500	05/01/34		5		5,573
Federal National Mortgage Assoc.	5.500	05/01/34		37		40,010
Federal National Mortgage Assoc.	5.500	05/01/34		80		86,497
Federal National Mortgage Assoc.	5.500	03/01/35		1,637		1,794,361
Federal National Mortgage Assoc.	6.000	09/01/32		—	(r)	237
Federal National Mortgage Assoc.	6.000	11/01/32		5		6,118
Federal National Mortgage Assoc.	6.000	03/01/33		3		3,444
Federal National Mortgage Assoc.	6.000	10/01/33		6		6,166
Federal National Mortgage Assoc.	6.000	11/01/33		178		196,803
Federal National Mortgage Assoc.	6.000	02/01/34		198		220,515
Federal National Mortgage Assoc.	6.000	11/01/34		64		70,994
Federal National Mortgage Assoc.	6.000	11/01/34		31		34,204
Federal National Mortgage Assoc.	6.000	01/01/35		77		84,670
Federal National Mortgage Assoc.	6.000	04/01/36		10		11,258
Federal National Mortgage Assoc.	6.000	04/01/36		2		1,674
Federal National Mortgage Assoc.	6.000	04/01/36		13		14,948
Federal National Mortgage Assoc.	6.000	06/01/37		25		28,240
Federal National Mortgage Assoc.(k)	6.250	05/15/29		48,064		61,244,927
Federal National Mortgage Assoc.	6.500	09/01/21		6		6,480
Federal National Mortgage Assoc.	6.500	07/01/32		16		17,316
Federal National Mortgage Assoc.	6.500	08/01/32		15		16,401
Federal National Mortgage Assoc.	6.500	09/01/32		76		84,931
Federal National Mortgage Assoc.	6.500	09/01/32		49		54,321
Federal National Mortgage Assoc.	6.500	09/01/32		46		51,458
Federal National Mortgage Assoc.	6.500	09/01/32		1		1,485
Federal National Mortgage Assoc.	6.500	10/01/32		39		43,315
Federal National Mortgage Assoc.	6.500	04/01/33		66		73,475

See Notes to Financial Statements.

PGIM Total Return Bond Fund	93

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc.	6.500%		11/01/33	10		$11,596
Federal National Mortgage Assoc.(k)	6.625		11/15/30	56,874		76,091,838
Federal National Mortgage Assoc.	7.000		03/01/32	1		1,135
Federal National Mortgage Assoc.	7.000		05/01/32	28		30,613
Federal National Mortgage Assoc.	7.000		06/01/32	10		10,553
Federal National Mortgage Assoc.(k)	7.125		01/15/30	7,255		9,939,299
Freddie Mac Strips Interest	2.095	(s)	09/15/25	3,849		3,069,136
Freddie Mac Strips Interest	2.692	(s)	03/15/30	200		133,010
Freddie Mac Strips Interest	3.226	(s)	01/15/32	1,526		940,164
Freddie Mac Strips Interest	3.247	(s)	07/15/32	1,550		938,225
Freddie Mac Strips Principal	2.884	(s)	07/15/32	2,809		1,700,305
Government National Mortgage Assoc.	3.000		01/15/45	210		205,361
Government National Mortgage Assoc.	3.000		03/15/45	48		46,892
Government National Mortgage Assoc.	3.000		03/15/45	424		414,177
Government National Mortgage Assoc.	3.500		10/15/40	404		406,372
Government National Mortgage Assoc.	4.500		02/20/41	3,220		3,378,971
Government National Mortgage Assoc.	5.000		08/20/39	991		1,062,843
Government National Mortgage Assoc.	5.500		08/15/33	13		14,501
Government National Mortgage Assoc.	6.000		01/15/33	23		25,880
Government National Mortgage Assoc.	6.000		03/15/33	8		8,724
Government National Mortgage Assoc.	6.000		05/15/33	10		10,813
Government National Mortgage Assoc.	6.000		06/15/33	7		7,741
Government National Mortgage Assoc.	6.000		12/15/33	17		18,814
Government National Mortgage Assoc.	6.500		09/15/32	57		63,292
Government National Mortgage Assoc.	6.500		09/15/32	95		106,705
Government National Mortgage Assoc.	6.500		11/15/33	151		168,895
Government National Mortgage Assoc.	6.500		11/15/33	63		69,939
Government National Mortgage Assoc.	6.500		07/15/38	2		2,626
Government National Mortgage Assoc.	8.000		08/20/31	—	(r)	214
Government National Mortgage Assoc.	8.500		06/15/30	—	(r)	232
Government National Mortgage Assoc.	8.500		06/15/30	—	(r)	53
Government National Mortgage Assoc.	8.500		08/20/30	3		3,603
Hashemite Kingdom of Jordan Government AID Bond, U.S. Gov’t. Gtd. Notes	3.000		06/30/25	4,962		4,927,075
Israel Government AID Bond,
U.S. Gov’t. Gtd. Notes	2.240	(s)	02/15/26	514		396,950
U.S. Gov’t. Gtd. Notes	2.247	(s)	11/15/26	3,325		2,492,124
U.S. Gov’t. Gtd. Notes	2.360	(s)	11/01/23	2,205		1,859,938
U.S. Gov’t. Gtd. Notes	2.437	(s)	08/15/27	6,365		4,629,549
U.S. Gov’t. Gtd. Notes	5.500		12/04/23	9,290		10,506,277
U.S. Gov’t. Gtd. Notes	5.500		09/18/33	10,938		13,725,224
National Archives Facility Trust, U.S. Gov’t. Gtd. Notes	8.500		09/01/19	1,228		1,285,460
New Valley Generation I, Pass-Through Certificates, Sec’d. Notes	7.299		03/15/19	552		570,261

See Notes to Financial Statements.

94

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
New Valley Generation II, Pass-Through Certificates,Sec’d. Notes^	5.572%		05/01/20	561	$576,148
New Valley Generation IV, Pass-Through Certificates,Sec’d. Notes	4.687		01/15/22	567	592,205
New Valley Generation V, Pass-Through Certificates,Sec’d. Notes	4.929		01/15/21	916	949,232
Overseas Private Investment Corp.,
U.S. Gov’t. Gtd. Notes	0.000		04/09/26	3,000	3,087,362
U.S. Gov’t. Gtd. Notes	—	(p)	07/17/25	27,342	26,833,609
U.S. Gov’t. Gtd. Notes	2.090		05/15/28	3,000	2,828,661
U.S. Gov’t. Gtd. Notes	3.000		10/05/34	7,000	6,706,700
U.S. Gov’t. Gtd. Notes	3.190		10/05/34	3,000	2,864,911
U.S. Gov’t. Gtd. Notes	3.490		12/20/29	180	180,353
U.S. Gov’t. Gtd. Notes	3.820		12/20/32	117	117,015
Residual Funding Corp.,
Strips Interest, Unsec’d. Notes	2.516	(s)	10/15/27	755	555,753
Strips Interest, Unsec’d. Notes	2.840	(s)	04/15/27	8,558	6,408,053
Strips Interest, Unsec’d. Notes	2.886	(s)	07/15/27	6,838	5,080,000
Strips Interest, Unsec’d. Notes	3.000	(s)	01/15/30	452	304,323
Strips Interest, Unsec’d. Notes	3.048	(s)	01/15/27	18,505	14,023,637
Strips Principal, Sr. Unsec’d. Notes	1.716	(s)	07/15/20	15,293	14,432,502
Strips Principal, Unsec’d. Notes	1.801	(s)	10/15/20	55,474	51,776,063
Tennessee Valley Authority,
Sr. Unsec’d. Notes	2.875		02/01/27	5,675	5,512,167
Sr. Unsec’d. Notes	6.235		07/15/45	1,022	1,104,276
Sr. Unsec’d. Notes	6.750		11/01/25	2,459	3,058,957
Tennessee Valley Authority Strips Interest,
Unsec’d. Notes	1.901	(s)	07/15/20	300	281,645
Unsec’d. Notes	2.351	(s)	09/15/27	2,037	1,469,424
Unsec’d. Notes	2.716	(s)	06/15/29	1,400	947,154
Tennessee Valley Authority Strips Principal,
Unsec’d. Notes	2.846	(s)	11/01/25	11,790	9,196,953
Unsec’d. Notes	2.964	(s)	05/01/30	15,573	10,142,618
U.S. Department of Housing & Urban Development, U.S. Gov’t. Gtd. Notes	5.450		08/01/19	978	985,833

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $649,368,262)					612,457,473

U.S. TREASURY OBLIGATIONS 1.2%
U.S. Treasury Bonds(h)(k)	2.750		11/15/47	17,548	16,373,107
U.S. Treasury Bonds(h)(k)	2.875		08/15/45	12,270	11,774,886
U.S. Treasury Notes(k)	1.625		05/31/23	9,055	8,550,608
U.S. Treasury Notes(k)	1.625		02/15/26	25,140	22,875,436
U.S. Treasury Notes(k)	1.750		05/15/23	22,750	21,631,162

See Notes to Financial Statements.

PGIM Total Return Bond Fund	95

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS (Continued)
U.S. Treasury Notes(h)(k)	2.125%		05/15/25	32,975	$31,342,995
U.S. Treasury Notes(k)	2.250		01/31/24	30,000	29,058,984
U.S. Treasury Notes(k)	2.500		08/15/23	25,000	24,613,281
U.S. Treasury Notes(h)(k)	2.500		05/15/24	70,000	68,589,063
U.S. Treasury Notes	2.750		04/30/23	15,410	15,381,708
U.S. Treasury Notes	2.875		04/30/25	930	928,583
U.S. Treasury Strips Coupon(k)	1.881	(s)	05/15/31	13,800	9,269,766
U.S. Treasury Strips Coupon(k)	1.898	(s)	08/15/29	13,800	9,789,426
U.S. Treasury Strips Coupon(h)(k)	1.969	(s)	02/15/32	40,000	26,192,782
U.S. Treasury Strips Coupon(k)	2.100	(s)	11/15/35	27,600	16,070,223
U.S. Treasury Strips Coupon(k)	2.143	(s)	11/15/28	17,440	12,673,340
U.S. Treasury Strips Coupon(k)	2.174	(s)	05/15/29	42,370	30,334,446
U.S. Treasury Strips Coupon(k)	2.618	(s)	11/15/26	42,700	33,100,927
U.S. Treasury Strips Coupon, IO(h)(k)	2.264	(s)	08/15/40	27,600	13,865,045

TOTAL U.S. TREASURY OBLIGATIONS (cost $427,333,496)					402,415,768

				Shares
PREFERRED STOCKS 0.0%

Banks
Citigroup Capital XIII, 8.729%, 3 Month LIBOR + 6.370%(c)				22,000	589,380
State Street Corp., 5.350%				315,000	8,082,900

TOTAL PREFERRED STOCKS (cost $8,425,000)					8,672,280

COMMON STOCK 0.0%

Oil, Gas & Consumable Fuels
Frontera Energy Corp. (Colombia)(a) (cost $2,959,836)				73,017	2,250,019

TOTAL LONG-TERM INVESTMENTS (cost $32,447,400,416)					32,066,113,911

SHORT-TERM INVESTMENTS 6.1%

AFFILIATED MUTUAL FUNDS 5.9%
Prudential Investment Portfolios 2 - PGIM Core Short-Term Bond Fund(w)				38,320,948	355,235,192
Prudential Investment Portfolios 2 - PGIM Core Ultra Short Bond Fund(w)				508,448,422	508,448,422
Prudential Investment Portfolios 2 - PGIM Institutional Money Market Fund (cost $1,057,050,799; includes $1,055,657,655 of cash collateral for securities on loan)(b)(w)				1,057,099,208	1,057,099,208

TOTAL AFFILIATED MUTUAL FUNDS (cost $1,922,826,163)					1,920,782,822

See Notes to Financial Statements.

96

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
COMMERCIAL PAPER 0.2%
Ford Motor Credit Co. LLC, 144A (cost $76,500,622)	3.202	%(s)	04/09/19	78,800	$76,553,114

OPTIONS PURCHASED~* 0.0% (cost $6,076,443)					6,733,963

TOTAL SHORT-TERM INVESTMENTS (cost $2,005,403,228)					2,004,069,899

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 104.4% (cost $34,452,803,644)					34,070,183,810

OPTIONS WRITTEN~* (0.0)% (premiums received $10,694,125)					(11,647,889)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 104.4% (cost $34,442,109,519)					34,058,535,921
Liabilities in excess of other assets(z) (4.4)%					(1,432,036,953)

NET ASSETS 100.0%					$32,626,498,968

The following abbreviations are used in the semiannual report:

A—Annual payment frequency for swaps

M—Monthly payment frequency for swaps

Q—Quarterly payment frequency for swaps

S—Semiannual payment frequency for swaps

T—Swap payment upon termination

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

ABS—Asset-Backed Security

Aces—Alternative Credit Enhancements Securities

AID—Agency for International Development

BABs—Build America Bonds

bps—Basis Points

BROIS—Brazil Overnight Interbank Deposit

CDO—Collateralized Debt Obligation

CDS—Credit Default Swap

CDX—Credit Derivative Index

CLO—Collateralized Loan Obligation

CMBX—Commercial Mortgage Backed Securities Index

EMTN—Euro Medium Term Note

EONIA—Euro Overnight Index Average

EURIBOR—Euro Interbank Offered Rate

FHLMC—Federal Home Loan Mortgage Corp.

GMTN—Global Medium Term Note

GO—General Obligation

See Notes to Financial Statements.

PGIM Total Return Bond Fund	97

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

IO—Interest Only (Principal amount represents notional)

JIBAR—Johannesburg Interbank Offered Rate

L2—Level 2

L3—Level 3

LIBOR—London Interbank Offered Rate

MTN—Medium Term Note

OTC—Over-the-counter

PIK—Payment-in-Kind

PO—Principal Only

REIT(s)—Real Estate Investment Trust(s)

REMICS—Real Estate Mortgage Investment Conduit Security

SIBOR—Singapore Interbank Offered Rate

STRIPS—Separate Trading of Registered Interest and Principal of Securities

TELBOR—Tel Aviv Interbank Offered Rate

TIPS—Treasury Inflation-Protected Securities

TBA—To Be Announced

USAID—United States Agency for International Development

USOIS—United States Overnight Index Swap

AUD—Australian Dollar

BRL—Brazilian Real

CAD—Canadian Dollar

CHF—Swiss Franc

CNH—Chinese Renminbi (offshore)

CLP—Chilean Peso

CZK—Czech Koruna

EUR—Euro

GBP—British Pound

HUF—Hungarian Forint

IDR—Indonesian Rupiah

ILS—Israeli Shekel

INR—Indian Rupee

JPY—Japanese Yen

KRW—South Korean Won

MXN—Mexican Peso

NOK—Norwegian Krone

PHP—Philippine Peso

PLN—Polish Zloty

RUB—Russian Ruble

SEK—Swedish Krona

SGD—Singapore Dollar

THB—Thai Baht

TRY—Turkish Lira

TWD—New Taiwanese Dollar

ZAR—South African Rand

*	Non-income producing security.
~	See tables subsequent to the Schedule of Investments for options detail.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $230,157,581 and 0.7% of net assets.

See Notes to Financial Statements.

98

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $1,034,245,957; cash collateral of $1,055,657,655 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at April 30, 2018.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of April 30, 2018. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(d)	Represents issuer in default on interest payments and/or principal repayment; non-income producing security. Such securities may be post-maturity.
(f)	Indicates a restricted security; the aggregate original cost of such securities is $53,450,000. The aggregate value of $53,594,246 is 0.2% of net assets.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(p)	Interest rate not available as of April 30, 2018.
(r)	Less than $500 par.
(s)	Represents zero coupon bond or principal only securities. Rate represents yield to maturity at purchase date.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - PGIM Core Short-Term Bond Fund, PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end, with the exception of options which are included in total investments, net of written options, at market value:

Options Purchased:

OTC Traded

Description	Call/Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option EUR vs BRL	Call	Citigroup Global Markets	02/21/19	4.15	—	EUR	26,300	$2,680,504
Currency Option USD vs MXN	Call	UBS AG	01/25/19	18.75	—		41,600	2,667,734

Total OTC Traded (cost $5,650,832)								5,348,238

OTC Swaptions

Description	Call/Put	Counterparty	Expiration Date	Strike		Receive	Pay	Notional Amount (000)#		Value
10- Year Interest Rate Swap, 01/11/29	Put	Morgan Stanley	01/09/19		0.61%	6 Month JPY LIBOR(S)	0.61%(S)	JPY	10,000,000	$116,657
10- Year Interest Rate Swap, 11/19/37	Put	Morgan Stanley	11/17/27		1.25%	6 Month JPY LIBOR(S)	1.25%(S)	JPY	4,350,000	1,242,244
iTraxx.EUR.28.V1, 12/20/22	Put	Goldman Sachs & Co.	06/20/18	EUR	110.00	iTraxx.EUR.28.V1(Q)	1.00%(Q)	EUR	1,000,000	26,824

Total OTC swaptions (cost $425,611)										1,385,725

Total Options Purchased (cost $6,076,443)										$6,733,963

See Notes to Financial Statements.

PGIM Total Return Bond Fund	99

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Options Written:

OTC Traded

Description	Call/Put	Counterparty	Expiration Date	Strike		Contracts	Notional Amount (000)#		Value
Currency Option EUR vs BRL	Call	Citigroup Global Markets	02/21/19		4.55	—	EUR	26,300	$(1,221,986)
Currency Option USD vs MXN	Call	UBS AG	01/25/19		20.75	—		41,600	(1,026,416)
Currency Option EUR vs BRL	Put	Citigroup Global Markets	02/21/19		3.90	—	EUR	26,300	(224,685)
Currency Option USD vs MXN	Put	UBS AG	01/25/19		17.75	—		41,600	(438,490)
Comunidad de Madrid, 4.30%, 09/15/26^	Put	Deutsche Bank AG	07/18/18	EUR	120.50	—	EUR	50,000	(24,868)
Lebanese Republic, 8.25%, 04/12/21^	Put	Deutsche Bank AG	04/08/19		$66.00	—		36,280	(724,525)
Lebanese Republic, 8.25%, 04/12/21^	Put	Deutsche Bank AG	01/29/21		$76.00	—		50,000	(2,474,821)

Total OTC Traded (premiums received $5,859,079)									(6,135,791)

OTC Swaptions

Description	Call/Put	Counterparty	Expiration Date	Strike		Receive	Pay	Notional Amount (000)#		Value
10-Year Interest Rate Swap, 01/11/29	Put	Morgan Stanley	01/09/19		0.86%	0.86%(S)	6 Month JPY LIBOR(S)	JPY	10,000,000	$(55,245)
10-Year Interest Rate Swap, 11/19/37	Put	Morgan Stanley	11/17/27		1.25%	1.25%(S)	6 Month JPY LIBOR(S)	JPY	4,350,000	(1,242,244)
CDX.NA.HY.29.V1, 12/20/22	Put	Deutsche Bank AG	05/16/18		$99.00	5.00%(Q)	CDX.NA.HY.29.V1(Q)		300,000	(67,138)
CDX.NA.HY.29.V1, 12/20/22	Put	Deutsche Bank AG	06/20/18		$100.00	5.00%(Q)	CDX.NA.HY.29.V1(Q)		150,000	(101,948)
CDX.NA.HY.30.V1, 06/20/23	Put	Citigroup Global Markets	06/20/18		$100.00	5.00%(Q)	CDX.NA.HY.30.V1(Q)		140,000	(145,061)
CDX.NA.HY.30.V1, 06/20/23	Put	Citigroup Global Markets	06/20/18		$102.00	5.00%(Q)	CDX.NA.HY.30.V1(Q)		75,000	(112,698)
CDX.NA.HY.30.V1, 06/20/23	Put	BNP Paribas	10/17/18		$101.00	5.00%(Q)	CDX.NA.HY.30.V1(Q)		163,000	(1,254,079)
iTraxx.EUR.28.V1, 12/20/22^	Put	Goldman Sachs & Co.	01/16/19	EUR	110.00	1.00%(Q)	iTraxx.EUR.28.V1(Q)	EUR	500,000	(841,147)
iTraxx.EUR.28.V1, 12/20/22^	Put	Goldman Sachs & Co.	01/16/19	EUR	110.00	1.00%(Q)	iTraxx.EUR.28.V1(Q)	EUR	1,000,000	(1,682,294)
iTraxx.XO.28.V1, 12/20/22	Put	Citigroup Global Markets	06/20/18	EUR	500.00	5.00%(Q)	iTraxx.XO.28.V1(Q)	EUR	100,000	(10,244)

Total OTC swaptions (premiums received $4,835,046)										(5,512,098)

Total Options Written (premiums received $10,694,125)										$(11,647,889)

See Notes to Financial Statements.

100

Futures contracts outstanding at April 30, 2018:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value/ Unrealized Appreciation (Depreciation)
	Long Positions:
6,840	90 Day Euro Dollar	Dec. 2020	$1,658,101,500	$(1,655,027)
114,670	5 Year U.S. Treasury Notes	Jun. 2018	13,015,940,859	(44,279,229)
44,542	10 Year U.S. Treasury Notes	Jun. 2018	5,328,336,750	(24,297,424)
1,086	10 Year U.S. Ultra Treasury Notes	Jun. 2018	138,889,219	804,462
4,275	20 Year U.S. Treasury Bonds	Jun. 2018	614,932,031	3,871,775
25,255	30 Year U.S. Ultra Treasury Bonds	Jun. 2018	3,968,191,875	64,909,305

				(646,138)

	Short Positions:
6,840	90 Day Euro Dollar	Dec. 2021	1,657,759,500	1,137,148
8,582	2 Year U.S. Treasury Notes	Jun. 2018	1,819,786,281	4,169,354
364	10 Year Japanese Bonds	Jun. 2018	501,582,144	422,048

				5,728,550

				$5,082,412

Cash of $15,998,000 and securities with a combined market value of $187,261,132 have been segregated with JPMorgan Chase to cover requirements for open futures contracts at April 30, 2018.

Forward foreign currency exchange contracts outstanding at April 30, 2018:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 07/12/18	Citigroup Global Markets	AUD	31,842	$24,753,521	$23,979,456	$—	$(774,065)
Brazilian Real,
Expiring 05/03/18	Citigroup Global Markets	BRL	248,324	76,225,627	70,863,532	—	(5,362,095)
Expiring 05/03/18	UBS AG	BRL	25,248	7,570,654	7,204,988	—	(365,666)
Expiring 07/03/18	Goldman Sachs & Co.	BRL	115,744	33,012,271	32,831,511	—	(180,760)
Expiring 02/25/19	Citigroup Global Markets	BRL	112,709	33,365,601	31,424,515	—	(1,941,086)
British Pound,
Expiring 07/26/18	Bank of America	GBP	24,591	35,155,517	34,001,620	—	(1,153,897)
Canadian Dollar,
Expiring 07/12/18	Morgan Stanley	CAD	78,748	61,798,629	61,440,486	—	(358,143)

See Notes to Financial Statements.

PGIM Total Return Bond Fund	101

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Forward foreign currency exchange contracts outstanding at April 30, 2018 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (cont’d.):
Chilean Peso,
Expiring 07/13/18	Citigroup Global Markets	CLP	8,873,693	$14,739,619	$14,464,536	$—	$(275,083)
Expiring 07/13/18	Citigroup Global Markets	CLP	23,572,515	38,887,630	38,424,307	—	(463,323)
Chinese Renminbi,
Expiring 07/24/18	Barclays Capital Group	CNH	3,765	597,971	593,632	—	(4,339)
Czech Koruna,
Expiring 07/12/18	Citigroup Global Markets	CZK	2,299,327	111,886,671	108,947,086	—	(2,939,585)
Hungarian Forint,
Expiring 07/24/18	Deutsche Bank AG	HUF	10,977,206	43,775,744	42,496,034	—	(1,279,710)
Indian Rupee,
Expiring 07/20/18	Barclays Capital Group	INR	2,001,119	30,129,627	29,724,220	—	(405,407)
Expiring 07/20/18	Deutsche Bank AG	INR	2,094,500	31,560,305	31,111,269	—	(449,036)
Expiring 07/20/18	Morgan Stanley	INR	973,598	14,856,146	14,461,619	—	(394,527)
Indonesian Rupiah,
Expiring 07/16/18	Deutsche Bank AG	IDR	551,042,776	39,792,228	39,257,940	—	(534,288)
Japanese Yen,
Expiring 07/26/18	Citigroup Global Markets	JPY	2,653,239	24,702,867	24,420,904	—	(281,963)
Expiring 07/26/18	Goldman Sachs & Co.	JPY	3,327,476	30,818,380	30,626,710	—	(191,670)
Mexican Peso,
Expiring 06/28/18	Morgan Stanley	MXN	1,105,206	58,767,258	58,541,797	—	(225,461)
Expiring 01/29/19	UBS AG	MXN	430,334	21,772,000	22,061,553	289,553	—
Expiring 01/29/19	UBS AG	MXN	392,178	19,828,000	20,105,422	277,422	—
Norwegian Krone,
Expiring 07/24/18	Bank of America	NOK	199,354	25,775,135	24,930,697	—	(844,438)
Philippine Peso,
Expiring 06/14/18	Deutsche Bank AG	PHP	1,290,060	24,764,145	24,871,389	107,244	—

See Notes to Financial Statements.

102

Forward foreign currency exchange contracts outstanding at April 30, 2018 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (cont’d.):
Polish Zloty,
Expiring 07/24/18	UBS AG	PLN	307,243	$90,720,594	$87,682,093	$—	$(3,038,501)
Russian Ruble,
Expiring 07/13/18	Barclays Capital Group	RUB	1,705,497	29,282,681	26,840,634	—	(2,442,047)
Expiring 07/13/18	Barclays Capital Group	RUB	926,394	14,871,940	14,579,340	—	(292,600)
Singapore Dollar,
Expiring 05/11/18	Deutsche Bank AG	SGD	72,075	54,330,870	54,367,787	36,917	—
Expiring 05/11/18	JPMorgan Chase	SGD	52,538	39,963,850	39,630,766	—	(333,084)
Expiring 05/11/18	UBS AG	SGD	72,075	54,280,747	54,367,787	87,040	—
South African Rand,
Expiring 06/12/18	Barclays Capital Group	ZAR	172,624	14,669,957	13,767,065	—	(902,892)
Expiring 06/12/18	Citigroup Global Markets	ZAR	89,888	7,383,328	7,168,697	—	(214,631)
Expiring 06/12/18	JPMorgan Chase	ZAR	179,112	14,739,619	14,284,529	—	(455,090)
Expiring 06/12/18	Toronto Dominion	ZAR	74,224	6,158,356	5,919,514	—	(238,842)
South Korean Won,
Expiring 05/09/18	Barclays Capital Group	KRW	25,997,531	24,674,180	24,346,609	—	(327,571)
Expiring 05/09/18	Deutsche Bank AG	KRW	38,080,990	35,230,816	35,662,732	431,916	—
Swiss Franc,
Expiring 07/24/18	JPMorgan Chase	CHF	27,146	27,962,379	27,603,162	—	(359,217)
Thai Baht,
Expiring 05/11/18	Citigroup Global Markets	THB	2,025,449	64,289,751	64,198,234	—	(91,517)
Turkish Lira,
Expiring 06/12/18	Barclays Capital Group	TRY	99,193	24,449,929	24,083,961	—	(365,968)
Expiring 06/12/18	Barclays Capital Group	TRY	41,710	9,901,409	10,127,081	225,672	—
Expiring 06/12/18	Citigroup Global Markets	TRY	72,781	18,000,000	17,671,138	—	(328,862)
Expiring 06/12/18	Citigroup Global Markets	TRY	61,378	14,928,999	14,902,545	—	(26,454)

See Notes to Financial Statements.

PGIM Total Return Bond Fund	103

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Forward foreign currency exchange contracts outstanding at April 30, 2018 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (cont’d.):
Turkish Lira (cont’d.),
Expiring 06/12/18	Citigroup Global Markets	TRY	58,696	$14,257,663	$14,251,265	$—	$(6,398)
Expiring 06/12/18	Citigroup Global Markets	TRY	26,696	6,533,600	6,481,626	—	(51,974)
Expiring 06/12/18	Citigroup Global Markets	TRY	19,679	4,865,823	4,778,105	—	(87,718)
Expiring 06/12/18	Goldman Sachs & Co.	TRY	74,571	17,899,450	18,105,673	206,223	—

				$1,393,931,487	$1,367,605,566	$1,661,987	$(27,987,908)

Sales Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 07/12/18	Bank of America	AUD	5,233	$4,021,748	$3,940,607	$81,141	$—
Expiring 07/12/18	Citigroup Global Markets	AUD	32,051	24,645,803	24,136,658	509,145	—
Expiring 07/12/18	JPMorgan Chase	AUD	45,533	34,378,829	34,289,874	88,955	—
Brazilian Real,
Expiring 05/03/18	Citigroup Global Markets	BRL	101,139	29,479,238	28,861,707	617,531	—
Expiring 05/03/18	Goldman Sachs & Co.	BRL	115,744	33,181,676	33,029,632	152,044	—
Expiring 05/03/18	Goldman Sachs & Co.	BRL	56,689	16,714,531	16,177,181	537,350	—
Expiring 07/03/18	BNP Paribas	BRL	86,665	24,620,387	24,582,888	37,499	—
British Pound,
Expiring 07/26/18	Bank of America	GBP	49,175	68,916,371	67,993,585	922,786	—
Chilean Peso,
Expiring 07/13/18	Barclays Capital Group	CLP	5,774,618	9,516,667	9,412,899	103,768	—
Expiring 07/13/18	Citigroup Global Markets	CLP	9,255,263	15,176,294	15,086,514	89,780	—

See Notes to Financial Statements.

104

Forward foreign currency exchange contracts outstanding at April 30, 2018 (continued):

Sales Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (cont’d.):
Czech Koruna,
Expiring 07/12/18	UBS AG	CZK	522,361	$24,754,341	$24,750,601	$3,740	$—
Euro,
Expiring 07/26/18	Citigroup Global Markets	EUR	40,749	49,508,682	49,549,324	—	(40,642)
Expiring 07/26/18	Goldman Sachs & Co.	EUR	25,483	31,545,076	30,985,868	559,208	—
Expiring 07/26/18	Hong Kong & Shanghai Bank	EUR	1,775,043	2,183,249,539	2,158,378,294	24,871,245	—
Expiring 07/26/18	JPMorgan Chase	EUR	37,000	45,485,580	44,990,460	495,120	—
Expiring 07/26/18	UBS AG	EUR	104,500	128,782,979	127,067,650	1,715,329	—
Expiring 02/25/19	Citigroup Global Markets	EUR	26,300	33,365,442	32,587,944	777,498	—
Israeli Shekel,
Expiring 07/26/18	Citigroup Global Markets	ILS	126,729	35,939,248	35,399,958	539,290	—
Japanese Yen,
Expiring 07/26/18	Citigroup Global Markets	JPY	2,670,380	24,702,867	24,578,676	124,191	—
New Taiwanese Dollar,
Expiring 07/13/18	Barclays Capital Group	TWD	268,491	9,265,657	9,124,320	141,337	—
Philippine Peso,
Expiring 06/14/18	Barclays Capital Group	PHP	1,285,901	24,349,571	24,791,210	—	(441,639)
Expiring 06/14/18	Deutsche Bank AG	PHP	2,965,511	56,539,764	57,172,836	—	(633,072)
Russian Ruble,
Expiring 07/13/18	Barclays Capital Group	RUB	1,223,420	19,526,700	19,253,846	272,854	—
Expiring 07/13/18	Barclays Capital Group	RUB	820,046	12,930,000	12,905,665	24,335	—
Expiring 07/13/18	Barclays Capital Group	RUB	546,908	9,000,000	8,607,079	392,921	—
Swedish Krona,
Expiring 07/24/18	Bank of America	SEK	1,741	208,937	200,176	8,761	—
Swiss Franc,
Expiring 07/24/18	Toronto Dominion	CHF	181,828	187,417,041	184,890,861	2,526,180	—
Expiring 07/24/18	Toronto Dominion	CHF	18,159	18,916,321	18,465,365	450,956	—

See Notes to Financial Statements.

PGIM Total Return Bond Fund	105

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Forward foreign currency exchange contracts outstanding at April 30, 2018 (continued):

Sales Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (cont’d.):
Turkish Lira,
Expiring 06/12/18	Barclays Capital Group	TRY	57,725	$14,563,225	$14,015,623	$547,602	$—
Expiring 06/12/18	Hong Kong & Shanghai Bank	TRY	1,731	441,774	420,201	21,573	—
Expiring 06/12/18	UBS AG	TRY	98,215	24,344,129	23,846,493	497,636	—
Expiring 06/12/18	UBS AG	TRY	95,465	24,209,865	23,178,762	1,031,103	—
Expiring 06/12/18	UBS AG	TRY	78,119	19,500,735	18,967,043	533,692	—
Expiring 06/12/18	UBS AG	TRY	58,122	14,587,578	14,111,816	475,762	—

				$3,253,786,595	$3,215,751,616	39,150,332	(1,115,353)

						$40,812,319	$(29,103,261)

Cross currency exchange contracts outstanding at April 30, 2018:

Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC cross currency exchange contracts:
07/12/18	Buy	CAD	31,248	JPY	2,619,675	$292,244	$—	Barclays Capital Group
07/24/18	Buy	CHF	95,523	EUR	79,854	48,053	—	Citigroup Global Markets
07/26/18	Buy	GBP	440	EUR	500	—	(240)	Morgan Stanley

						$340,297	$(240)

Credit default swap agreements outstanding at April 30, 2018:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2018(5)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC packaged credit default swaps on corporate and/or sovereign issues—Buy Protection(1)*:
Federation of Malaysia	12/20/21	1.000%(Q)	4,000	0.510%	$(72,590)	$6,334	$(78,924)	Deutsche Bank AG
Federation of Russia	12/20/21	1.000%(Q)	11,000	1.035%	428	17,417	(16,989)	Deutsche Bank AG
People’s Republic of China	12/20/21	1.000%(Q)	9,000	0.390%	(201,308)	14,250	(215,558)	Deutsche Bank AG

See Notes to Financial Statements.

106

Credit default swap agreements outstanding at April 30, 2018 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2018(5)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC packaged credit default swaps on corporate and/or sovereign issues—Buy Protection(1)* (cont’d.):
Republic of Argentina	12/20/21	1.000%(Q)	3,000	2.216%	$119,197	$4,667	$114,530	Deutsche Bank AG
Republic of Brazil	12/20/21	1.000%(Q)	15,000	1.281%	126,446	23,750	102,696	Deutsche Bank AG
Republic of Chile	12/20/21	1.000%(Q)	3,000	0.342%	(72,208)	4,750	(76,958)	Deutsche Bank AG
Republic of Colombia	12/20/21	1.000%(Q)	3,000	0.724%	(32,157)	4,750	(36,907)	Deutsche Bank AG
Republic of Indonesia	12/20/21	1.000%(Q)	4,000	0.736%	(41,137)	6,333	(47,470)	Deutsche Bank AG
Republic of Mexico	12/20/21	1.000%(Q)	11,000	0.790%	(92,514)	17,417	(109,931)	Deutsche Bank AG
Republic of Panama	12/20/21	1.000%(Q)	3,000	0.398%	(66,362)	4,750	(71,112)	Deutsche Bank AG
Republic of Peru	12/20/21	1.000%(Q)	3,000	0.495%	(56,110)	4,750	(60,860)	Deutsche Bank AG
Republic of Philippines	12/20/21	1.000%(Q)	3,000	0.500%	(55,493)	4,750	(60,243)	Deutsche Bank AG
Republic of South Africa	12/20/21	1.000%(Q)	10,000	1.155%	41,692	15,833	25,859	Deutsche Bank AG
Republic of Turkey	12/20/21	1.000%(Q)	15,000	1.515%	245,605	23,750	221,855	Deutsche Bank AG

					$(156,511)	$153,501	$(310,012)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC packaged credit default swaps on credit indices—Sell Protection(2)*:
CDX.EM.26.V1	12/20/21	1.000%(Q)	97,000	$246,273	$(299,084)	$545,357	Deutsche Bank AG

*	The Fund entered into multiple credit default swap agreements in a packaged trade consisting of two parts. The fund sold protection on an Emerging Market CDX Index and bought protection on the countries which comprise the index. The up-front premium is attached to the index of the trade. Each swap is priced individually. If the packaged deal is closed out early, all of the component swaps terminate.

See Notes to Financial Statements.

PGIM Total Return Bond Fund	107

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Credit default swap agreements outstanding at April 30, 2018 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on asset-backed securities—Sell Protection(2)^:
Banc of America Commercial Mortgage Trust	05/30/18	1.500%(M)	2,243	$3,451	$—	$3,451	Goldman Sachs & Co.
Banc of America Commercial Mortgage Trust	05/30/18	1.500%(M)	785	1,207	—	1,207	Goldman Sachs & Co.
Bear Stearns Asset Backed Securities	05/31/18	1.500%(M)	10,793	14,363	—	14,363	Goldman Sachs & Co.
Bear Stearns Asset Backed Securities	05/31/18	1.500%(M)	6,554	8,721	—	8,721	Goldman Sachs & Co.
Bear Stearns Asset Backed Securities	05/31/18	1.500%(M)	2,386	3,175	—	3,175	Goldman Sachs & Co.
Chase Mortgage	05/31/18	1.500%(M)	8,861	1,477	—	1,477	Goldman Sachs & Co.
Citibank Mortgage	05/31/18	1.500%(M)	4,132	5,499	—	5,499	Goldman Sachs & Co.
COMM Mortgage Trust	05/30/18	1.500%(M)	3,503	5,389	—	5,389	Goldman Sachs & Co.
COMM Mortgage Trust	05/30/18	1.500%(M)	3,297	5,055	—	5,055	Goldman Sachs & Co.
COMM Mortgage Trust	05/30/18	1.500%(M)	3,003	4,620	—	4,620	Goldman Sachs & Co.
COMM Mortgage Trust	05/30/18	1.500%(M)	2,931	4,494	—	4,494	Goldman Sachs & Co.
COMM Mortgage Trust	05/30/18	1.500%(M)	2,583	3,974	—	3,974	Goldman Sachs & Co.
COMM Mortgage Trust	05/30/18	1.500%(M)	2,339	3,598	—	3,598	Goldman Sachs & Co.
COMM Mortgage Trust	05/30/18	1.500%(M)	1,767	2,709	—	2,709	Goldman Sachs & Co.
COMM Mortgage Trust	05/30/18	1.500%(M)	1,728	2,658	—	2,658	Goldman Sachs & Co.
COMM Mortgage Trust	05/30/18	1.500%(M)	1,063	1,635	—	1,635	Goldman Sachs & Co.
COMM Mortgage Trust	05/30/18	1.500%(M)	902	1,387	—	1,387	Goldman Sachs & Co.
Equity One Home Equity	05/31/18	1.500%(M)	8,650	11,507	—	11,507	Goldman Sachs & Co.
Federal Home Loan Mortgage Corp.	05/30/18	1.500%(M)	5,095	7,839	—	7,839	Goldman Sachs & Co.
Federal Home Loan Mortgage Corp.	05/30/18	1.500%(M)	3,022	4,649	—	4,649	Goldman Sachs & Co.
First Franklin Home Equity	05/31/18	1.500%(M)	3,638	606	—	606	Goldman Sachs & Co.
GS Mortgage Securities Trust	05/30/18	1.500%(M)	7,049	10,846	—	10,846	Goldman Sachs & Co.
GS Mortgage Securities Trust	05/30/18	1.500%(M)	4,522	6,957	—	6,957	Goldman Sachs & Co.
GS Mortgage Securities Trust	05/30/18	1.500%(M)	2,891	4,448	—	4,448	Goldman Sachs & Co.
GS Mortgage Securities Trust	05/30/18	1.500%(M)	2,355	3,611	—	3,611	Goldman Sachs & Co.

See Notes to Financial Statements.

108

Credit default swap agreements outstanding at April 30, 2018 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on asset-backed securities—Sell Protection(2)^ (cont’d.):
GS Mortgage Securities Trust	05/30/18	1.500%(M)	2,015	$3,100	$—	$3,100	Goldman Sachs & Co.
GS Mortgage Securities Trust	05/30/18	1.500%(M)	1,655	2,546	—	2,546	Goldman Sachs & Co.
GS Mortgage Securities Trust	05/30/18	1.500%(M)	973	1,491	—	1,491	Goldman Sachs & Co.
GS Mortgage Securities Trust	05/30/18	1.500%(M)	955	1,464	—	1,464	Goldman Sachs & Co.
GSAMP Home Equity	05/31/18	1.500%(M)	3,527	4,692	—	4,692	Goldman Sachs & Co.
JPMBB Commercial Mortgage Securities Trust	05/30/18	1.500%(M)	3,959	6,091	—	6,091	Goldman Sachs & Co.
JPMBB Commercial Mortgage Securities Trust	05/30/18	1.500%(M)	3,047	4,672	—	4,672	Goldman Sachs & Co.
JPMBB Commercial Mortgage Securities Trust	05/30/18	1.500%(M)	1,021	1,570	—	1,570	Goldman Sachs & Co.
Lehman Home Equity	05/31/18	1.500%(M)	7,751	10,314	—	10,314	Goldman Sachs & Co.
Long Beach Home Equity	05/31/18	1.500%(M)	7,300	9,715	—	9,715	Goldman Sachs & Co.
Morgan Stanley BAML Trust	05/30/18	1.500%(M)	5,089	7,830	—	7,830	Goldman Sachs & Co.
Morgan Stanley BAML Trust	05/30/18	1.500%(M)	2,149	3,306	—	3,306	Goldman Sachs & Co.
Morgan Stanley BAML Trust	05/30/18	1.500%(M)	1,716	2,631	—	2,631	Goldman Sachs & Co.
Morgan Stanley BAML Trust	05/30/18	1.500%(M)	1,572	2,418	—	2,418	Goldman Sachs & Co.
Morgan Stanley BAML Trust	05/30/18	1.500%(M)	1,320	2,031	—	2,031	Goldman Sachs & Co.
Morgan Stanley BAML Trust	05/30/18	1.500%(M)	1,139	1,752	—	1,752	Goldman Sachs & Co.
Morgan Stanley BAML Trust	05/30/18	1.500%(M)	1,078	1,658	—	1,658	Goldman Sachs & Co.
Morgan Stanley BAML Trust	05/30/18	1.500%(M)	662	1,014	—	1,014	Goldman Sachs & Co.
Morgan Stanley Home Equity	05/31/18	1.500%(M)	3,838	5,106	—	5,106	Goldman Sachs & Co.

See Notes to Financial Statements.

PGIM Total Return Bond Fund	109

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Credit default swap agreements outstanding at April 30, 2018 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on asset-backed securities—Sell Protection(2)^ (cont’d.):
Morgan Stanley Home Equity	05/31/18	1.500%(M)	3,416	$4,546	$—	$4,546	Goldman Sachs & Co.
New Century Home Equity	05/31/18	1.500%(M)	6,960	9,261	—	9,261	Goldman Sachs & Co.
New Century Home Equity	05/31/18	1.500%(M)	4,196	5,582	—	5,582	Goldman Sachs & Co.
Option One Home Equity	05/31/18	1.500%(M)	12,140	16,155	—	16,155	Goldman Sachs & Co.
WF-RBS Commercial Mortgage Trust	05/30/18	1.500%(M)	675	1,038	—	1,038	Goldman Sachs & Co.

				$233,858	$—	$233,858

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2018(5)	Value at Trade Date	Value at April 30, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swaps on corporate and/or sovereign issues—Sell Protection(2):
American International Group, Inc.	12/20/20	1.000%(Q)	25,530	0.320%	$369,164	$480,492	$111,328
Anadarko Petroleum Corp.	06/20/21	1.000%(Q)	23,015	0.333%	(1,735,107)	494,446	2,229,553
AT&T, Inc.	06/20/21	1.000%(Q)	53,920	0.378%	388,605	1,070,348	681,743
Barrick Gold Corp.	06/20/21	1.000%(Q)	20,265	0.311%	(526,871)	445,641	972,512
CIT Group, Inc.	06/20/18	5.000%(Q)	63,175	0.135%	4,038,058	802,470	(3,235,588)
Devon Energy Corp.	06/20/20	1.000%(Q)	5,785	0.149%	(477,430)	111,041	588,471
Eastman Chemical Co.	06/20/21	1.000%(Q)	34,085	0.265%	327,900	789,329	461,429
Ford Motor Co.	06/20/21	5.000%(Q)	84,000	0.476%	14,612,255	11,964,736	(2,647,519)
General Motors Co.	06/20/19	5.000%(Q)	25,315	0.104%	2,849,717	1,555,590	(1,294,127)

					$19,846,291	$17,714,093	$(2,132,198)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2018(5)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign Issues—Buy Protection(1):
Hellenic Republic	12/20/18	1.000%(Q)	10,000	1.537%	$22,550	$36,534	$(13,984)	Barclays Capital Group
Hellenic Republic	12/20/18	1.000%(Q)	10,000	1.537%	22,549	19,954	2,595	Citigroup Global Markets

See Notes to Financial Statements.

110

Credit default swap agreements outstanding at April 30, 2018 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2018(5)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign Issues—Buy Protection(1) (cont’d.):
Republic of Argentina	06/20/18	5.000%(Q)	6,650	0.765%	$(78,454)	$(285,192)	$206,738	BNP Paribas
Republic of Argentina	12/20/19	5.000%(Q)	15,000	1.374%	(959,014)	(1,151,683)	192,669	Barclays Capital Group
Republic of Italy	12/20/21	1.000%(Q)	50,000	0.463%	(988,470)	1,084,472	(2,072,942)	Hong Kong & Shanghai Bank
Republic of South Africa	12/20/21	1.000%(Q)	10,000	1.155%	41,692	179,436	(137,744)	Citigroup Global Markets

					$(1,939,147)	$(116,479)	$(1,822,668)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2018(5)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign Issues—Sell Protection(2):
Arab Republic of Egypt	06/20/19	1.000%(Q)	3,460	1.305%	$(7,832)	$(9,950)	$2,118	Citigroup Global Markets
Hellenic Republic	12/20/18	1.000%(Q)	10,000	1.558%	(23,422)	(62,261)	38,839	Barclays Capital Group
Hellenic Republic	03/20/19	1.000%(Q)	8,000	1.627%	(34,621)	(250,001)	215,380	Citigroup Global Markets
Hellenic Republic	06/20/22	1.000%(Q)	2,470	2.859%	(164,305)	(426,350)	262,045	Citigroup Global Markets
Hellenic Republic	06/20/22	1.000%(Q)	5,580	2.859%	(371,182)	(990,450)	619,268	Goldman Sachs & Co.
Hellenic Republic	12/20/22	1.000%(Q)	4,900	3.016%	(389,277)	(485,860)	96,583	Citigroup Global Markets
Hellenic Republic	06/20/24	1.000%(Q)	20,000	3.339%	(2,295,989)	(4,525,000)	2,229,011	Citigroup Global Markets

See Notes to Financial Statements.

PGIM Total Return Bond Fund	111

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Credit default swap agreements outstanding at April 30, 2018 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2018(5)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign Issues—Sell Protection(2) (cont’d.):
Hellenic Republic	06/20/24	1.000%(Q)	13,130	3.339%	$(1,507,317)	$(2,839,362)	$1,332,045	Barclays Capital Group
Husky Energy, Inc.	06/20/20	1.000%(Q)	13,690	0.433%	178,332	(563,759)	742,091	Morgan Stanley
Petroleo Brasileiro SA	06/20/18	1.000%(Q)	29,510	0.443%	57,600	(2,262,672)	2,320,272	Morgan Stanley
Petroleos Mexicanos	12/20/18	1.000%(Q)	10,780	0.485%	48,172	5,701	42,471	Citigroup Global Markets
Petroleos Mexicanos	12/20/23	1.000%(Q)	12,000	2.065%	(625,231)	(1,063,674)	438,443	Barclays Capital Group
Republic of Argentina	06/20/18	5.000%(Q)	20,000	0.765%	235,952	371,079	(135,127)	Hong Kong & Shanghai Bank
Republic of Brazil	06/20/18	1.000%(Q)	100,000	0.492%	188,176	174,113	14,063	Citigroup Global Markets
Republic of Brazil	09/20/18	1.000%(Q)	48,800	0.525%	148,217	114,479	33,738	BNP Paribas
Republic of Bulgaria	06/20/20	1.000%(Q)	5,000	0.191%	90,675	60,402	30,273	Citigroup Global Markets
Republic of Colombia	12/20/26	1.000%(Q)	22,275	1.68%	(1,070,992)	(2,031,231)	960,239	Citigroup Global Markets
Republic of Hungary	06/20/20	1.000%(Q)	50,000	0.208%	889,056	776,955	112,101	Citigroup Global Markets
Republic of Indonesia	12/20/21	1.000%(Q)	49,750	0.736%	511,640	(1,167,237)	1,678,877	Citigroup Global Markets
Republic of Italy	12/20/18	1.000%(Q)	10,000	0.143%	66,676	71,447	(4,771)	JPMorgan Chase
Republic of Italy	09/20/20	1.000%(Q)	29,050	0.534%	348,297	134,779	213,518	JPMorgan Chase
Republic of Italy	06/20/21	1.000%(Q)	25,000	0.646%	295,259	(331,365)	626,624	JPMorgan Chase
Republic of Italy	12/20/21	1.000%(Q)	50,000	0.717%	545,957	(1,381,930)	1,927,887	Hong Kong & Shanghai Bank

See Notes to Financial Statements.

112

Credit default swap agreements outstanding at April 30, 2018 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2018(5)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign Issues—Sell Protection(2) (cont’d.):
Republic of Panama	06/20/22	1.000%(Q)	4,800	0.468%	$105,805	$41,585	$64,220	Citigroup Global Markets
Republic of Trinidad and Tobago	03/20/20	1.000%(Q)	5,000	0.819%	22,531	(53,065)	75,596	Citigroup Global Markets
Republic of Turkey	06/20/18	1.000%(Q)	46,000	0.633%	77,411	46,161	31,250	BNP Paribas
Republic of Turkey	06/20/18	1.000%(Q)	33,800	0.633%	56,880	20,906	35,974	Citigroup Global Markets
Republic of Uruguay	06/20/21	1.000%(Q)	750	1.264%	(5,008)	(10,543)	5,535	Citigroup Global Markets
Russian Federation	12/20/26	1.000%(Q)	16,000	1.835%	(936,211)	(1,472,990)	536,779	Citigroup Global Markets
State Bank of India	06/20/18	1.000%(Q)	43,400	0.148%	102,742	52,438	50,304	Morgan Stanley
State of Illinois^	06/20/21	1.000%(Q)	5,000	*	(21,170)	(27,003)	5,833	Citigroup Global Markets
United Mexican States	12/20/18	1.000%(Q)	25,000	0.324%	137,547	159,134	(21,587)	Citigroup Global Markets

					$(3,345,632)	$(17,925,524)	$14,579,892

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on credit indices—Buy Protection(1):
CMBX.NA.10.AAA	11/17/59	0.500%(M)	131,000	$310,096	$1,504,884	$(1,194,788)	Deutsche Bank AG

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on credit indices—Sell Protection(2):
CDX.EM.23.V3	06/20/20	1.000%(Q)	7,360	$67,341	$80,960	$(13,619)	Citigroup Global Markets

See Notes to Financial Statements.

PGIM Total Return Bond Fund	113

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Credit default swap agreements outstanding at April 30, 2018 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on credit indices—Sell Protection(2) (cont’d.):
CDX.EM.24.V3	12/20/20	1.000%(Q)	18,400	$148,779	$184,000	$(35,221)	Citigroup Global Markets
CDX.EM.26.V2	12/20/21	1.000%(Q)	24,250	61,568	82,450	(20,882)	Citigroup Global Markets
CDX.EM.26.V2	12/20/21	1.000%(Q)	9,215	23,396	63,583	(40,187)	Citigroup Global Markets
CMBX.NA.6.AA	05/11/63	1.500%(M)	50,000	337,000	(24,746)	361,746	Goldman Sachs & Co.
CMBX.NA.6.AA	05/11/63	1.500%(M)	16,000	107,840	(58,296)	166,136	Deutsche Bank AG
CMBX.NA.6.AA	05/11/63	1.500%(M)	27,000	181,980	315,790	(133,810)	Deutsche Bank AG
CMBX.NA.6.AA	05/11/63	1.500%(M)	18,000	121,320	(25,500)	146,820	Goldman Sachs & Co.
CMBX.NA.6.AA	05/11/63	1.500%(M)	13,500	90,990	(8,438)	99,428	Goldman Sachs & Co.
CMBX.NA.6.AA	05/11/63	1.500%(M)	44,500	299,930	(2,723,918)	3,023,848	Credit Suisse First Boston Corp.

				$1,440,144	$(2,114,115)	$3,554,259

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

See Notes to Financial Statements.

114

(4)	The fair value of credit default swap agreements on credit indices and asset-backed securities serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
*	Fair value of credit default swap agreement is based on price obtained from independent pricing service which used information provided by market dealers. No implied credit spread is utilized in determining such fair value.

Currency swap agreements outstanding at April 30, 2018:

Notional Amount (000)#	Fund Receives	Notional Amount (000)#		Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC currency swap agreements:
53,996	3 Month LIBOR plus 104.50 bps(Q)	CHF	50,000	0.000%(A)	Citigroup Global Markets	05/15/19	$3,945,953	$—	$3,945,953
17,880	3 Month LIBOR(Q)	EUR	15,000	(0.458)%(A)	JPMorgan Chase	09/18/19	(162,279)	—	(162,279)
15,445	3 Month LIBOR(Q)	CHF	15,000	3 Month CHF LIBOR minus 32.125 bps(Q)	Citigroup Global Markets	01/16/20	359,689	—	359,689
12,037	3 Month LIBOR(Q)	EUR	10,800	(0.613)%(A)	JPMorgan Chase	02/22/20	(928,586)	—	(928,586)
104,264	3 Month LIBOR plus 35.50 bps(Q)	EUR	87,360	(0.150)%(A)	Citigroup Global Markets	04/15/20	(1,098,174)	—	(1,098,174)
30,658	3 Month LIBOR(Q)	EUR	25,000	(0.510)%(A)	Citigroup Global Markets	04/15/20	528,647	—	528,647
49,112	3 Month LIBOR(Q)	EUR	40,000	3 Month EURIBOR minus 25.1 bps(Q)	Citigroup Global Markets	04/24/20	348,744	—	348,744
79,384	3 Month LIBOR(Q)	EUR	65,000	3 Month EURIBOR minus 32.40 bps(Q)	Citigroup Global Markets	01/19/21	1,135,592	—	1,135,592
4,441	3 Month LIBOR(Q)	JPY	500,000	(0.556)%(S)	JPMorgan Chase	06/16/21	(96,000)	—	(96,000)
14,156	3 Month LIBOR plus 62.75 bps(Q)	JPY	1,600,000	0.070%(S)	Citigroup Global Markets	09/07/21	(398,150)	—	(398,150)
12,132	3 Month LIBOR(Q)	EUR	9,855	3 Month EURIBOR minus 31.25 bps(Q)	Goldman Sachs & Co.	11/28/22	303,799	—	303,799
57,942	3 Month LIBOR(Q)	EUR	47,000	3 Month EURIBOR minus 28.125 bps(Q)	Citigroup Global Markets	12/20/22	1,395,504	—	1,395,504

See Notes to Financial Statements.

PGIM Total Return Bond Fund	115

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Currency swap agreements outstanding at April 30, 2018 (continued):

Notional Amount (000)#	Fund Receives	Notional Amount (000)#		Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC currency swap agreements (cont’d.):
22,104	3 Month LIBOR(Q)	EUR	18,000	3 Month EURIBOR minus 31 bps(Q)	Citigroup Global Markets	03/01/23	$508,025	$—	$508,025
12,275	3 Month LIBOR(Q)	EUR	10,000	0.258%(A)	Citigroup Global Markets	02/09/24	162,232	—	162,232
97,726	3 Month LIBOR plus 70.50 bps(Q)	JPY	11,000,000	3 Month JPY LIBOR(Q)	Citigroup Global Markets	06/27/30	(3,050,230)	—	(3,050,230)

							$2,954,766	$—	$2,954,766

Inflation Swap Agreements outstanding at April 30, 2018:

Notional Amout (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2018	Unrealized Appreciation (Depreciation)
	Centrally cleared swap agreements:
EUR	92,710	08/15/22	1.240%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	$—	$(1,087,567)	$(1,087,567)
EUR	91,565	09/15/22	1.260%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	—	(1,020,916)	(1,020,916)
EUR	46,295	08/15/27	1.415%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	—	763,662	763,662
EUR	44,575	09/15/27	1.438%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	—	651,508	651,508
GBP	36,150	08/15/42	3.520%(T)	U.K. Retail Price Index(2)(T)	(172,954)	1,358,723	1,531,677
GBP	8,000	08/15/47	3.469%(T)	U.K. Retail Price Index(1)(T)	—	(327,066)	(327,066)
GBP	4,650	10/15/47	3.535%(T)	U.K. Retail Price Index(2)(T)	—	492,279	492,279
GBP	11,885	08/15/57	3.363%(T)	U.K. Retail Price Index(1)(T)	—	(1,256,272)	(1,256,272)
GBP	2,900	10/15/57	3.418%(T)	U.K. Retail Price Index(1)(T)	—	(563,286)	(563,286)
	88,880	10/25/27	2.160%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	2,066	(2,178,924)	(2,180,990)

					$(170,888)	$(3,167,859)	$(2,996,971)

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

See Notes to Financial Statements.

116

Interest rate swap agreements outstanding at April 30, 2018:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2018	Unrealized Appreciation (Depreciation)
	Centrally cleared swap agreements:
BRL	1,117,277	01/02/19	7.280%(T)	1 Day BROIS(1)(T)	$—	$(2,668,545)	$(2,668,545)
BRL	675,848	01/02/19	7.280%(T)	1 Day BROIS(1)(T)	—	(1,620,176)	(1,620,176)
BRL	650,587	01/02/19	7.350%(T)	1 Day BROIS(1)(T)	—	(1,755,830)	(1,755,830)
BRL	507,686	01/04/21	8.660%(T)	1 Day BROIS(2)(T)	—	4,397,965	4,397,965
BRL	834,675	01/04/21	8.670%(T)	1 Day BROIS(2)(T)	—	7,316,907	7,316,907
BRL	243,117	01/04/21	8.870%(T)	1 Day BROIS(2)(T)	—	2,569,739	2,569,739
BRL	424,175	01/04/21	9.350%(T)	1 Day BROIS(1)(T)	—	(7,011,005)	(7,011,005)
BRL	411,952	01/04/21	9.470%(T)	1 Day BROIS(1)(T)	—	(7,347,688)	(7,347,688)
BRL	272,628	01/04/21	10.000%(T)	1 Day BROIS(2)(T)	—	6,155,112	6,155,112
BRL	226,806	01/04/21	10.050%(T)	1 Day BROIS(2)(T)	—	5,241,367	5,241,367
BRL	263,243	01/04/21	10.250%(T)	1 Day BROIS(2)(T)	—	6,693,840	6,693,840
BRL	540,081	01/04/21	10.300%(T)	1 Day BROIS(2)(T)	—	14,033,390	14,033,390
BRL	151,685	01/02/23	9.260%(T)	1 Day BROIS(1)(T)	—	(1,070,369)	(1,070,369)
BRL	253,502	01/02/23	9.280%(T)	1 Day BROIS(1)(T)	—	(1,999,379)	(1,999,379)
BRL	108,516	01/02/23	9.740%(T)	1 Day BROIS(2)(T)	—	1,490,049	1,490,049
BRL	43,767	01/02/23	10.400%(T)	1 Day BROIS(2)(T)	—	1,161,247	1,161,247
BRL	125,130	01/02/25	9.400%(T)	1 Day BROIS(2)(T)	—	(174,157)	(174,157)
BRL	49,418	01/02/25	9.400%(T)	1 Day BROIS(2)(T)	—	(68,780)	(68,780)
BRL	176,125	01/02/25	9.920%(T)	1 Day BROIS(2)(T)	—	2,739,684	2,739,684
BRL	172,067	01/02/25	10.040%(T)	1 Day BROIS(2)(T)	—	3,199,769	3,199,769
EUR	166,280	05/11/19	(0.144%)(A)	6 Month EURIBOR(1)(S)	(137,541)	(213,438)	(75,897)
EUR	690,845	05/11/20	(0.054%)(A)	6 Month EURIBOR(1)(S)	(784,232)	(2,107,436)	(1,323,204)
EUR	55,010	05/11/21	0.100%(A)	6 Month EURIBOR(1)(S)	(134,504)	(271,995)	(137,491)
EUR	284,870	05/11/22	0.156%(A)	6 Month EURIBOR(1)(S)	(379,387)	4,495	383,882
EUR	195,530	05/11/23	0.650%(A)	6 Month EURIBOR(1)(S)	(2,881,445)	(4,847,013)	(1,965,568)
EUR	77,135	05/11/24	0.396%(A)	6 Month EURIBOR(1)(S)	467,097	320,409	(146,688)
EUR	3,500	05/11/25	0.650%(A)	6 Month EURIBOR(1)(S)	8,820	(24,911)	(33,731)
EUR	77,600	05/11/26	0.750%(A)	6 Month EURIBOR(1)(S)	(113,247)	(485,329)	(372,082)
EUR	115,405	05/11/27	0.736%(A)	6 Month EURIBOR(1)(S)	3,109,651	843,852	(2,265,799)
EUR	167,720	05/11/28	0.750%(A)	6 Month EURIBOR(1)(S)	6,891,247	3,129,594	(3,761,653)
EUR	25,040	02/15/30	1.124%(A)	6 Month EURIBOR(1)(S)	(5,987)	(43,613)	(37,626)
EUR	29,390	05/11/30	0.850%(A)	6 Month EURIBOR(1)(S)	1,087,333	915,778	(171,555)
EUR	30,000	05/11/32	1.100%(A)	6 Month EURIBOR(1)(S)	583,586	435,864	(147,722)
EUR	162,240	10/04/32	2.000%(A)	1 Day EONIA(2)(A)	—	891,343	891,343
EUR	162,240	10/04/32	2.080%(A)	3 Month EURIBOR(1)(Q)	—	(1,020,682)	(1,020,682)
EUR	3,405	05/11/33	1.000%(A)	6 Month EURIBOR(1)(S)	154,866	147,076	(7,790)
EUR	44,755	05/11/34	1.000%(A)	6 Month EURIBOR(1)(S)	3,056,209	2,434,880	(621,329)
EUR	27,040	05/11/35	1.050%(A)	6 Month EURIBOR(1)(S)	1,963,021	1,478,393	(484,628)
EUR	6,910	05/11/36	1.050%(A)	6 Month EURIBOR(1)(S)	565,965	443,348	(122,617)
EUR	48,000	05/11/37	1.253%(A)	6 Month EURIBOR(1)(S)	1,823,030	1,343,312	(479,718)

See Notes to Financial Statements.

PGIM Total Return Bond Fund	117

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Interest rate swap agreements outstanding at April 30, 2018 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2018	Unrealized Appreciation (Depreciation)
	Centrally cleared swap agreements (cont’d.):
EUR	227,805	08/24/37	1.960%(A)	1 Day EONIA(2)(A)	$—	$1,057,332	$1,057,332
EUR	227,805	08/24/37	2.033%(A)	3 Month EURIBOR(1)(Q)	(25,873)	(1,202,483)	(1,176,610)
EUR	149,500	10/25/37	2.085%(A)	3 Month EURIBOR(2)(Q)	—	1,098,745	1,098,745
EUR	149,500	10/25/37	2.114%(A)	6 Month EURIBOR(1)(S)	—	(809,224)	(809,224)
EUR	10,000	05/11/38	1.350%(A)	6 Month EURIBOR(1)(S)	234,791	116,619	(118,172)
EUR	17,905	05/11/42	1.350%(A)	6 Month EURIBOR(1)(S)	785,417	450,988	(334,429)
EUR	30,015	01/26/48	1.853%(A)	3 Month EURIBOR(2)(Q)	—	250,581	250,581
EUR	30,015	01/26/48	1.863%(A)	6 Month EURIBOR(1)(S)	—	(242,965)	(242,965)
EUR	114,800	03/19/48	1.650%(A)	3 Month EURIBOR(2)(Q)	—	(41,699)	(41,699)
EUR	114,800	03/19/48	1.658%(A)	6 Month EURIBOR(1)(S)	—	23,948	23,948
GBP	26,120	05/08/21	0.716%(S)	6 Month GBP LIBOR(1)(S)	311,296	482,792	171,496
GBP	30,690	07/06/32	1.933%(S)	6 Month GBP LIBOR(2)(S)	—	430,766	430,766
GBP	120,770	10/30/32	1.633%(S)	6 Month GBP LIBOR(2)(S)	28,456	(529,357)	(557,813)
GBP	36,880	07/06/42	1.850%(S)	6 Month GBP LIBOR(1)(S)	—	(500,059)	(500,059)
GBP	67,635	10/30/47	1.680%(S)	6 Month GBP LIBOR(1)(S)	—	(468,321)	(468,321)
JPY	57,556,580	12/20/24	0.126%(S)	6 Month JPY LIBOR(2)(S)	(781,552)	(1,695,376)	(913,824)
SGD	185,165	05/21/23	2.030%(S)	6 Month SIBOR(1)(S)	(188,825)	2,244,457	2,433,282
SGD	94,340	05/21/28	2.436%(S)	6 Month SIBOR(2)(S)	260,536	(1,476,840)	(1,737,376)
	580,000	09/30/18	0.655%(A)	1 Day USOIS(1)(A)	1,616	4,957,555	4,955,939
	199,390	09/30/18	0.747%(A)	1 Day USOIS(1)(A)	599	1,519,658	1,519,059
	496,320	10/07/18	1.253%(A)	1 Day USOIS(1)(A)	—	1,427,281	1,427,281
	932,595	11/17/18	1.080%(T)	1 Day USOIS(1)(T)	2,249	5,416,848	5,414,599
	1,402,075	11/18/18	0.911%(A)	1 Day USOIS(1)(A)	(77,008)	10,519,999	10,597,007
	472,870	01/30/19	2.135%(T)	1 Day USOIS(1)(T)	—	62,459	62,459
	2,555,020	02/15/19	1.820%(T)	1 Day USOIS(1)(T)	—	2,506,411	2,506,411
	845,800	03/24/19	1.331%(A)	1 Day USOIS(1)(A)	—	5,918,066	5,918,066
	316,490	03/31/19	1.431%(A)	1 Day USOIS(1)(A)	—	1,917,930	1,917,930
	263,553	03/31/19	1.432%(A)	1 Day USOIS(1)(A)	—	1,595,177	1,595,177
	460,261	06/30/19	1.487%(A)	1 Day USOIS(1)(A)	(263,700)	3,047,810	3,311,510
	637,545	06/30/19	1.502%(A)	1 Day USOIS(1)(A)	(312,393)	4,046,564	4,358,957
	55,015	07/14/19	1.428%(A)	1 Day USOIS(1)(A)	—	401,743	401,743
	1,171,070	09/08/19	1.290%(A)	1 Day USOIS(1)(A)	—	13,980,512	13,980,512
	1,323,545	09/30/19	1.707%(A)	1 Day USOIS(1)(A)	372,737	8,199,641	7,826,904
	2,575,970	12/31/19	1.840%(A)	1 Day USOIS(1)(A)	1,928,659	18,226,101	16,297,442
	1,381,520	12/31/19	1.950%(A)	1 Day USOIS(1)(A)	407,819	7,163,421	6,755,602
	944,465	12/31/19	2.040%(A)	1 Day USOIS(1)(A)	10,437	3,432,941	3,422,504
	2,515,745	12/31/19	2.107%(A)	1 Day USOIS(1)(A)	343,025	(780,702)	(1,123,727)
	767,395	03/08/20	2.157%(A)	1 Day USOIS(1)(A)	—	1,548,152	1,548,152
	1,257,000	03/31/20	2.295%(A)	1 Day USOIS(1)(A)	325,527	1,818,403	1,492,876
	841,340	04/24/20	2.311%(A)	1 Day USOIS(1)(A)	—	349,505	349,505

See Notes to Financial Statements.

118

Interest rate swap agreements outstanding at April 30, 2018 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements (cont’d.):
152,825	07/17/20	1.521%(A)	1 Day USOIS(1)(A)	$—	$2,464,839	$2,464,839
227,370	05/31/22	2.353%(A)	1 Day USOIS(1)(A)	—	1,106,758	1,106,758
180,090	08/31/22	2.552%(A)	1 Day USOIS(1)(A)	—	(161,151)	(161,151)
533,965	11/01/22	1.815%(S)	3 Month LIBOR(2)(Q)	—	(21,915,810)	(21,915,810)
342,595	03/26/23	2.791%(S)	3 Month LIBOR(2)(Q)	(41,790)	(1,541,576)	(1,499,786)
105,000	04/05/23	1.424%(S)	3 Month LIBOR(1)(Q)	723	7,226,536	7,225,813
112,765	05/31/23	1.394%(S)	3 Month LIBOR(1)(Q)	766	7,790,501	7,789,735
112,765	05/31/23	1.395%(S)	3 Month LIBOR(1)(Q)	766	7,784,151	7,783,385
111,950	05/31/23	1.513%(S)	3 Month LIBOR(1)(Q)	761	7,045,629	7,044,868
107,725	05/31/23	1.578%(S)	3 Month LIBOR(1)(Q)	738	6,415,658	6,414,920
24,220	05/31/23	1.578%(S)	3 Month LIBOR(1)(Q)	(46,449)	1,441,746	1,488,195
64,340	05/31/23	1.584%(S)	3 Month LIBOR(1)(Q)	501	3,813,445	3,812,944
126,600	05/31/23	1.588%(S)	3 Month LIBOR(1)(Q)	841	7,476,924	7,476,083
250,000	06/02/23	1.540%(S)	3 Month LIBOR(1)(Q)	1,965	15,406,876	15,404,911
142,200	08/15/23	1.406%(S)	3 Month LIBOR(1)(Q)	927	10,642,431	10,641,504
125,000	08/15/23	1.408%(S)	3 Month LIBOR(1)(Q)	833	9,342,576	9,341,743
80,445	08/15/23	1.459%(S)	3 Month LIBOR(1)(Q)	4,237,344	5,803,458	1,566,114
646,129	11/15/23	2.209%(S)	3 Month LIBOR(1)(Q)	3,668	19,212,543	19,208,875
182,270	02/15/24	2.115%(S)	3 Month LIBOR(1)(Q)	444,268	7,725,170	7,280,902
388,689	02/15/24	2.151%(S)	3 Month LIBOR(1)(Q)	(427,122)	15,697,045	16,124,167
123,815	02/15/24	2.167%(S)	3 Month LIBOR(1)(Q)	(1,134,529)	4,889,766	6,024,295
442,345	02/15/24	2.183%(S)	3 Month LIBOR(1)(Q)	(644,185)	16,952,728	17,596,913
83,575	05/15/24	1.808%(A)	1 Day USOIS(1)(A)	—	3,144,153	3,144,153
273,750	08/15/24	2.168%(S)	3 Month LIBOR(1)(Q)	—	11,746,851	11,746,851
2,331,945	08/15/24	2.170%(S)	3 Month LIBOR(1)(Q)	8,126,175	99,832,336	91,706,161
688,685	08/15/24	2.176%(S)	3 Month LIBOR(1)(Q)	2,292,199	29,252,760	26,960,561
1,100,520	11/15/24	2.334%(S)	3 Month LIBOR(1)(Q)	3,579,254	39,096,379	35,517,125
152,700	02/14/25	—(3)	—(3)	—	127,748	127,748
262,260	02/28/25	2.454%(A)	1 Day USOIS(1)(A)	245,632	1,540,621	1,294,989
179,410	02/28/25	3.019%(S)	3 Month LIBOR(1)(Q)	—	(816,703)	(816,703)
382,908	02/15/27	1.824%(A)	1 Day USOIS(1)(A)	5,004,603	21,497,313	16,492,710
149,250	02/15/27	1.899%(A)	1 Day USOIS(1)(A)	185,091	7,462,398	7,277,307
52,350	02/15/27	1.965%(A)	1 Day USOIS(1)(A)	—	2,337,556	2,337,556
179,280	02/15/27	2.067%(A)	1 Day USOIS(1)(A)	(121,574)	6,507,339	6,628,913
104,510	05/08/27	2.309%(S)	3 Month LIBOR(1)(Q)	—	4,687,724	4,687,724
76,725	05/15/27	1.823%(A)	1 Day USOIS(1)(A)	—	4,390,063	4,390,063
54,940	05/15/27	2.295%(S)	3 Month LIBOR(1)(Q)	—	2,696,844	2,696,844
365,470	03/26/28	2.884%(S)	3 Month LIBOR(1)(Q)	83,920	2,387,827	2,303,907
74,040	05/21/28	2.421%(S)	3 Month LIBOR(1)(Q)	(18,613)	3,580,366	3,598,979
202,600	05/03/32	2.434%(S)	3 Month LIBOR(2)(Q)	—	(11,986,825)	(11,986,825)

See Notes to Financial Statements.

PGIM Total Return Bond Fund	119

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Interest rate swap agreements outstanding at April 30, 2018 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements (cont’d.):
129,835	03/26/33	2.942%(S)	3 Month LIBOR(2)(Q)	$(42,131)	$(1,016,959)	$(974,828)
332,660	02/15/36	2.338%(S)	3 Month LIBOR(2)(Q)	(2,192,982)	(31,916,620)	(29,723,638)
160,350	05/03/37	2.508%(S)	3 Month LIBOR(1)(Q)	—	11,053,417	11,053,417
113,825	03/16/38	2.987%(S)	3 Month LIBOR(2)(Q)	—	(500,847)	(500,847)
44,800	02/15/42	1.369%(A)	1 Day USOIS(1)(A)	961	9,394,998	9,394,037
73,710	10/04/42	2.527%(S)	3 Month LIBOR(2)(Q)	—	(6,462,416)	(6,462,416)
18,765	11/15/43	2.659%(S)	3 Month LIBOR(1)(Q)	—	1,216,999	1,216,999
27,780	09/27/46	1.380%(A)	1 Day USOIS(1)(A)	655	6,367,411	6,366,756
65,050	10/04/47	2.536%(S)	3 Month LIBOR(1)(Q)	—	6,082,959	6,082,959
85,405	03/16/48	2.970%(S)	3 Month LIBOR(1)(Q)	—	235,741	235,741
22,125	04/09/48	2.545%(S)	3 Month LIBOR(1)(Q)	—	2,040,478	2,040,478
20,450	05/08/48	2.627%(S)	3 Month LIBOR(1)(Q)	—	1,542,297	1,542,297

				$38,181,511	$491,264,897	$453,083,386

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
	OTC swap agreements:
ILS	171,110	11/20/21	0.915%(A)	3 Month TELBOR(1)(Q)	$32,618	$—	$32,618	BNP Paribas
ILS	70,000	11/21/27	2.800%(A)	3 Month TELBOR(2)(Q)	31,647	—	31,647	BNP Paribas
ZAR	166,800	09/22/42	8.020%(Q)	3 Month JIBAR(2)(Q)	78,184	—	78,184	Deutsche Bank AG
ZAR	259,070	10/09/42	8.320%(Q)	3 Month JIBAR(2)(Q)	809,808	(1,364)	811,172	Deutsche Bank AG
ZAR	161,920	10/10/42	8.280%(Q)	3 Month JIBAR(2)(Q)	448,547	(5,370)	453,917	BNP Paribas
ZAR	256,475	10/19/42	8.320%(Q)	3 Month JIBAR(2)(Q)	795,429	—	795,429	Deutsche Bank AG
ZAR	162,000	10/20/42	8.330%(Q)	3 Month JIBAR(2)(Q)	516,232	—	516,232	BNP Paribas
ZAR	328,000	11/28/42	8.585%(Q)	3 Month JIBAR(2)(Q)	1,837,543	—	1,837,543	Deutsche Bank AG
ZAR	156,655	09/22/47	7.890%(Q)	3 Month JIBAR(1)(Q)	(71,378)	—	(71,378)	Deutsche Bank AG
ZAR	245,000	10/09/47	8.200%(Q)	3 Month JIBAR(1)(Q)	(830,467)	1,174	(831,641)	Deutsche Bank AG
ZAR	149,775	10/10/47	8.160%(Q)	3 Month JIBAR(1)(Q)	(450,985)	4,896	(455,881)	BNP Paribas
ZAR	242,720	10/19/47	8.200%(Q)	3 Month JIBAR(1)(Q)	(818,105)	—	(818,105)	Deutsche Bank AG

See Notes to Financial Statements.

120

Interest rate swap agreements outstanding at April 30, 2018 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
	OTC swap agreements (cont’d.):
ZAR	150,000	10/20/47	8.210%(Q)	3 Month JIBAR(1)(Q)	$(519,282)	$—	$(519,282)	BNP Paribas
ZAR	311,000	11/28/47	8.470%(Q)	3 Month JIBAR(1)(Q)	(1,886,242)	—	(1,886,242)	Deutsche Bank AG

					$(26,451)	$(664)	$(25,787)

Cash of $4,240,000 and securities with a combined market value of $453,257,679 have been segregated with Citigroup Global Markets to cover requirements for open centrally cleared swap contracts at April 30, 2018.

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
(3)	The Fund pays the floating rate of 3 Month LIBOR quarterly and receives the floating rate of 1 Day USOIS plus 38.25bps quarterly.

Total return swap agreements outstanding at April 30, 2018:

Counterparty	Termination Date	Long (Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
OTC Total Return Swap Agreements:
JPMorgan Chase	01/12/41	1,767	Pay quarterly fixed payment based on 1 Month LIBOR and receive quarterly variable payments based on IOS.FN30.500.10 Index	$10,071	$(5,567)	$15,638
Credit Suisse First Boston Corp.	01/12/41	33,547	Receive quarterly fixed payments based on the IOS.FN30.450.10 Index and pay quarterly variable payments based on the 1 Month LIBOR	172,721	(102,444)	275,165

				$182,792	$(108,011)	$290,803

(1)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swap Agreements	$5,740,813	$(24,646,305)	$33,721,242	$(14,915,562)

See Notes to Financial Statements.

PGIM Total Return Bond Fund	121

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Automobiles	$—	$142,967,685	$—
Collateralized Loan Obligations	—	7,360,930,886	38,437,563
Consumer Loans	—	474,140,892	62,734,375
Credit Cards	—	1,001,046	—
Home Equity Loans	—	238,857,125	—
Residential Mortgage-Backed Securities	—	655,021,843	76,106,537
Small Business Loan	—	40,100	—
Student Loans	—	139,780,824	—
Bank Loans	—	312,005,139	18,681,125
Commercial Mortgage-Backed Securities	—	3,788,309,254	—
Corporate Bonds	—	11,980,448,825	8,390,800
Municipal Bonds	—	260,669,445	—
Residential Mortgage-Backed Securities	—	1,013,221,391	30,766,000
Sovereign Bonds	—	4,437,807,516	—
U.S. Government Agency Obligations	—	611,881,325	576,148
U.S. Treasury Obligations	—	402,415,768	—
Preferred Stocks	8,672,280	—	—
Common Stock	2,250,019	—	—
Affiliated Mutual Funds	1,920,782,822	—	—
Commercial Paper	—	76,553,114	—
Options Purchased	—	6,733,963	—
Options Written	—	(5,900,234)	(5,747,655)
Other Financial Instruments*
Futures Contracts	5,082,412	—	—
OTC Forward Foreign Currency Exchange Contracts	—	11,709,058	—
OTC Cross Currency Exchange Contracts	—	340,057	—
Centrally Cleared Credit Default Swap Agreements	—	(2,132,198)	—
OTC Credit Default Swap Agreements	—	(3,423,607)	212,688

See Notes to Financial Statements.

122

	Level 1	Level 2	Level 3
Investments in Securities (continued)
OTC Currency Swap Agreements	$—	$2,954,766	$—
Centrally Cleared Inflation Swaps Agreements	—	(2,996,971)	—
Centrally Cleared Interest Rate Swap Agreements	—	453,083,386	—
OTC Interest Rate Swap Agreements	—	(26,451)	—
OTC Total Return Swap Agreements	—	182,792	—

Total	$1,936,787,533	$32,356,576,739	$230,157,581

The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:

	Asset-Backed Securities— Collateralized Loan Obligations	Asset-Backed Securities— Consumer Loans	Asset-Backed Securities— Residential Mortgage-Backed Securities	Bank Loans	Commercial Mortgage- Backed Securities
Balance as of 10/31/17	$238,730,715	$—	$43,400,000	$—	$70,698,054
Realized gain (loss)	—	—	—	—	—
Change in unrealized appreciation (depreciation)	(417,629)	234,375	47,537	93,875	—
Purchases/Exchanges/Issuances	—	62,500,000	76,059,000	18,587,250	—
Sales/Paydowns	—	—	—	—	—
Accrued discount/premium	—	—	—	—	—
Transfers into Level 3	16,124,477	—	—	—	—
Transfers out of Level 3	(216,000,000)	—	(43,400,000)	—	(70,698,054)

Balance as of 04/30/18	$38,437,563	$62,734,375	$76,106,537	$18,681,125	$—

Change in unrealized appreciation (depreciation) relating to securities still held at reporting period end	$(417,629)	$234,375	$47,537	$93,875	$—

See Notes to Financial Statements.

PGIM Total Return Bond Fund	123

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

	Corporate Bonds	Residential Mortgage-Backed Securities	U.S. Government Agency Obligations	Options Written	Credit Default Swap Agreements
Balance as of 10/31/17	$3,213,668	$248,087,917	$—	$—	$467,053
Realized gain (loss)	—	—	—	—	488,468
Change in unrealized appreciation (depreciation)	(181,445)	275,044	(5,968)	(1,819,664)	212,688
Purchases/Exchanges/Issuances	6,939,405	30,766,000	582,116	—	—
Sales/Paydowns	—	(105,260,000)	—	(3,927,991)	(955,521)
Accrued discount/premium	—	—	—	—	—
Transfers into Level 3	—	—	—	—	—
Transfers out of Level 3	(1,580,828)	(143,102,961)	—	—	—

Balance as of 04/30/18	$8,390,800	$30,766,000	$576,148	$(5,747,655)	$212,688

Change in unrealized appreciation (depreciation) relating to securities still held at reporting period end	$(181,445)	$—	$(5,968)	$(1,819,664)	$212,688

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by the Board, which contain unobservable inputs as follows:

Level 3 Securities	Fair Value as of April 30, 2018	Valuation Methodology	Unobservable Inputs
Asset-Backed Securities—Collateralized Loan Obligations	$38,437,563	Market Approach	Single Broker Indicative Quote
Asset-Backed Securities—Consumer Loans	62,734,375	Market Approach	Single Broker Indicative Quote
Asset-Backed Securities—Residential Mortgage-Backed Securities	76,106,537	Market Approach	Single Broker Indicative Quote
Bank Loans	18,681,125	Market Approach	Single Broker Indicative Quote
Corporate Bonds	8,390,800	Market Approach	Single Broker Indicative Quote
Residential Mortgage-Backed Securities	30,766,000	Market Approach	Single Broker Indicative Quote
U.S. Government Agency Obligations	576,148	Market Approach	Single Broker Indicative Quote
Options Written	(5,747,655)	Market Approach	Single Broker Indicative Quote
Credit Default Swap Agreements	212,688	Market Approach	Single Broker Indicative Quote

	$230,157,581

See Notes to Financial Statements.

124

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. Securities transferred levels as follows:

Investments in Securities	Amount Transferred	Level Transfer	Logic
Asset-Backed Securities— Collateralized Loan Obligations	$16,124,477	L2 to L3	Evaluated Bid to Single Broker Indicative Quote
Asset-Backed Securities— Collateralized Loan Obligations	$216,000,000	L3 to L2	Single Broker Indicative Quote to Evaluated Bid
Asset-Backed Securities— Residential Mortgage-Backed Securities	$43,400,000	L3 to L2	Single Broker Indicative Quote to Evaluated Bid
Commercial Mortgage-Backed Securities	$70,698,054	L3 to L2	Single Broker Indicative Quote to Evaluated Bid
Corporate Bonds	$1,580,828	L3 to L2	Single Broker Indicative Quote to Evaluated Bid
Residential Mortgage-Backed Securities	$143,102,961	L3 to L2	Single Broker Indicative Quote to Evaluated Bid

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2018 were as follows :

Industry Classification:

Collateralized Loan Obligations	22.7%
Sovereign Bonds	13.6
Commercial Mortgage-Backed Securities	11.6
Banks	9.2
Affiliated Mutual Funds (including 3.2% of collateral for securities on loan)	5.9
Residential Mortgage-Backed Securities	5.5
Electric	3.0
Oil & Gas	2.2
U.S. Government Agency Obligations	1.9
Consumer Loans	1.7
Pharmaceuticals	1.6
Media	1.6
Multi-National	1.5
Healthcare-Services	1.4
U.S. Treasury Obligations	1.2
Pipelines	1.2
Diversified Financial Services	1.1
Insurance	1.1
Telecommunications	1.1
Auto Manufacturers	1.0
Software	0.9
Municipal Bonds	0.8
Retail	0.8
Home Equity Loans	0.7%
Food	0.7
Commercial Services	0.6
Real Estate Investment Trusts (REITs)	0.6
Chemicals	0.6
Healthcare—Products	0.6
Semiconductors	0.5
Automobiles	0.4
Computers	0.4
Biotechnology	0.4
Student Loans	0.4
Home Builders	0.4
Airlines	0.4
Entertainment	0.3
Lodging	0.3
Agriculture	0.3
Transportation	0.3
Auto Parts & Equipment	0.3
Building Materials	0.3
Miscellaneous Manufacturing	0.2
Commercial Paper	0.2
Household Products/Wares	0.2
Financial Institutions	0.2

See Notes to Financial Statements.

PGIM Total Return Bond Fund	125

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Industry (cont’d.)
Trucking & Leasing	0.2%
Food & Beverage	0.2
Aerospace/Defense	0.2
Apparel	0.2
Mining	0.2
Textiles	0.2
Forest Products & Paper	0.2
Internet	0.1
Gas	0.1
Beverages	0.1
Packaging & Containers	0.1
Housewares	0.1
Health Care & Pharmaceutical	0.1
Electronics	0.1
Real Estate	0.1
Technology	0.1
Wireless	0.1
Engineering & Construction	0.1

Gaming	0.0	%*
Machinery—Diversified	0.0	*
Consumer Cyclical—Services	0.0	*
Hotels, Resorts & Cruise Lines	0.0	*
Office/Business Equipment	0.0	*
Oil & Gas Services	0.0	*
Water	0.0	*
Options Purchased	0.0	*
Iron/Steel	0.0	*
Savings & Loans	0.0	*
Oil, Gas & Consumable Fuels	0.0	*
Credit Cards	0.0	*
Small Business Loan	0.0	*

	104.4
Options Written	(0.0	)*
Liabilities in excess of other assets	(4.4)

	100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit contracts risk, foreign exchange contracts risk and interest rate contracts risk. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of April 30, 2018 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Credit contracts	Due from/to broker— variation margin swaps	$5,045,036	*	Due from/to broker— variation margin swaps	$7,177,234	*
Credit contracts	Premiums paid for OTC swap agreements	5,734,743		Premiums received for OTC swap agreements	24,531,560

See Notes to Financial Statements.

126

Fair values of derivative instruments as of April 30, 2018 as presented in the Statement of Assets and Liabilities (continued):

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Credit contracts	Unaffiliated investments	$26,824		Options written outstanding, at value	$4,214,609
Credit contracts	Unrealized appreciation on OTC swap agreements	20,185,512		Unrealized depreciation on OTC swap agreements	4,599,614
Foreign exchange contracts	Unaffiliated investments	5,348,238		Options written outstanding, at value	2,911,577
Foreign exchange contracts	Unrealized appreciation on OTC cross currency exchange contracts	340,297		Unrealized depreciation on OTC cross currency exchange contracts	240
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	40,812,319		Unrealized depreciation on OTC forward foreign currency exchange contracts	29,103,261
Interest rate contracts	Due from/to broker—variation margin futures	75,314,092	*	Due from/to broker—variation margin futures	70,231,680	*
Interest rate contracts	Due from/to broker—variation margin swaps	575,480,444	*	Due from/to broker—variation margin swaps	125,394,029	*
Interest rate contracts	Premiums paid for OTC swap agreements	6,070		Premiums received for OTC swap agreements	114,745
Interest rate contracts	Unaffiliated investments	1,358,901		Options written outstanding, at value	4,521,703
Interest rate contracts	Unrealized appreciation on OTC swap agreements	13,535,730		Unrealized depreciation on OTC swap agreements	10,315,948

Total		$743,188,206			$283,116,200

*	Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended April 30, 2018 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Forward & Cross Currency Contracts	Swaps
Credit contracts	$(3,598,389)	$12,839,922	$—	$—	$12,539,966

See Notes to Financial Statements.

PGIM Total Return Bond Fund	127

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

The effects of derivative instruments on the Statement of Operations for the six months ended April 30, 2018 are as follows (continued):

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Forward & Cross Currency Contracts	Swaps
Foreign exchange contracts	$(3,572,291)	$3,718,044	$—	$(42,980,216)	$—
Interest rate contracts	(29,739,244)	24,253,529	(616,379,034)	—	12,068,837

Total	$(36,909,924)	$40,811,495	$(616,379,034)	$(42,980,216)	$24,608,803

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Options Written	Futures	Forward & Cross Currency Contracts	Swaps
Credit contracts	$(201,475)	$(638,208)	$—	$—	$(148,199)
Foreign exchange contracts	216,357	(1,158,891)	—	10,796,885	—
Interest rate contracts	11,247,418	(10,372,589)	88,120,941	—	381,166,498

Total	$11,262,300	$(12,169,688)	$88,120,941	$10,796,885	$381,018,299

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended April 30, 2018, the Fund’s average volume of derivative activities is as follows:

Options Purchased(1)	Options Written(4)	Futures Contracts— Long Positions(4)	Futures Contracts— Short Positions(4)	Forward Foreign Currency Exchange Contracts— Purchased(3)	Forward Foreign Currency Exchange Contracts— Sold(3)	Cross Currency Exchange Contracts(2)
$23,414,840	$8,413,296,265	$20,145,254,983	$5,793,578,992	$1,421,435,613	$2,929,648,590	$164,562,423

Credit Default Swap Agreements— Buy Protection(4)	Credit Default Swap Agreements— Sell Protection(4)	Currency Swap Agreements(4)	Inflation Swap Agreements(4)	Interest Rate Swap Agreements(4)	Total Return Swap Agreements(4)
$317,316,667	$1,517,752,667	$12,113,794	$624,274,844	$44,085,642,704	$73,739,667

(1)	Cost.
(2)	Value at Trade Date.
(3)	Value at Settlement Date.
(4)	Notional Amount in USD.

See Notes to Financial Statements.

128

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$1,034,245,957	$(1,034,245,957)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/ (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount
Bank of America	$1,012,688	$(1,998,335)	$(985,647)	$985,647	$—
Barclays Capital Group	4,039,263	(10,313,427)	(6,274,164)	6,274,164	—
BNP Paribas	1,509,175	(2,519,804)	(1,010,629)	1,010,629	—
Citigroup Global Markets	21,989,250	(29,875,094)	(7,885,844)	6,802,903	(1,082,941)
Credit Suisse First Boston Corp.	3,299,013	(2,826,362)	472,651	(272,257)	200,394
Deutsche Bank AG	7,250,187	(12,359,066)	(5,108,879)	4,214,636	(894,243)
Goldman Sachs & Co.	3,246,568	(3,945,005)	(698,437)	698,437	—
Hong Kong & Shanghai Bank	28,276,256	(3,589,999)	24,686,257	(17,330,000)	7,356,257
JPMorgan Chase	1,646,081	(2,675,959)	(1,029,878)	1,029,878	—
Morgan Stanley	4,524,006	(5,102,291)	(578,285)	578,285	—
Toronto Dominion	2,977,136	(238,842)	2,738,294	(2,440,613)	297,681
UBS AG	7,579,011	(4,869,073)	2,709,938	(2,709,938)	—

	$87,348,634	$(80,313,257)	$7,035,377	$(1,158,229)	$5,877,148

(1)	Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.
(2)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions and the Fund’s OTC derivative exposure by counterparty.

See Notes to Financial Statements.

PGIM Total Return Bond Fund	129

Statement of Assets & Liabilities (unaudited)

as of April 30, 2018

Assets
Investments at value, including securities on loan of $1,034,245,957:
Unaffiliated investments (cost $32,529,977,481)	$32,149,400,988
Affiliated investments (cost $1,922,826,163)	1,920,782,822
Cash	53,703,439
Foreign currency, at value (cost $62,992,053)	62,519,635
Dividends and interest receivable	232,500,949
Receivable for investments sold	133,811,286
Receivable for Fund shares sold	71,937,677
Unrealized appreciation on OTC forward foreign currency exchange contracts	40,812,319
Due from broker—variation margin futures	35,062,834
Unrealized appreciation on OTC swap agreements	33,721,242
Deposit with broker for futures	15,998,000
Premiums paid for OTC swap agreements	5,740,813
Deposit with broker for centrally cleared swaps	4,240,000
Cash segregated for counterparty—OTC	1,530,000
Unrealized appreciation on OTC cross currency exchange contracts	340,297
Prepaid expenses	67,854

Total Assets	34,762,170,155

Liabilities
Payable to broker for collateral for securities on loan	1,055,657,655
Payable for investments purchased	886,524,599
Payable for Fund shares reacquired	70,938,411
Unrealized depreciation on OTC forward foreign currency exchange contracts	29,103,261
Premium received for OTC swap agreements	24,646,305
Unrealized depreciation on OTC swap agreements	14,915,562
Options written outstanding, at value (premiums received $10,694,125)	11,647,889
Management fee payable	9,969,366
Dividends payable	6,072,592
Accrued expenses and other liabilities	5,167,764
Due to broker—variation margin swaps	19,123,077
Distribution fee payable	1,509,780
Affiliated transfer agent fee payable	394,686
Unrealized depreciation on OTC cross currency exchange contracts	240

Total Liabilities	2,135,671,187

Net Assets	$32,626,498,968

Net assets were comprised of:
Common stock, at par	$2,310,306
Paid-in capital in excess of par	33,281,654,745

33,283,965,051
Distributions in excess of net investment income	(36,859,926)
Accumulated net realized loss on investment and foreign currency transactions	(727,285,417)
Net unrealized appreciation on investments and foreign currencies	106,679,260

Net assets, April 30, 2018	$32,626,498,968

See Notes to Financial Statements.

130

Class A
Net asset value and redemption price per share ($3,604,924,090 ÷ 254,661,639 shares of common stock issued and outstanding)	$14.16
Maximum sales charge (4.50% of offering price)	0.67

Maximum offering price to public	$14.83

Class B
Net asset value, offering price and redemption price per share ($23,064,807 ÷ 1,629,733 shares of common stock issued and outstanding)	$14.15

Class C
Net asset value, offering price and redemption price per share ($592,267,287 ÷ 41,884,938 shares of common stock issued and outstanding)	$14.14

Class R
Net asset value, offering price and redemption price per share ($630,977,074 ÷ 44,492,742 shares of common stock issued and outstanding)	$14.18

Class Z
Net asset value, offering price and redemption price per share ($15,494,840,818 ÷ 1,098,348,079 shares of common stock issued and outstanding)	$14.11

Class R2
Net asset value, offering price and redemption price per share ($9,774 ÷ 692 shares of common stock issued and outstanding)	$14.12

Class R4
Net asset value, offering price and redemption price per share ($9,783 ÷ 693 shares of common stock issued and outstanding)	$14.12

Class R6
Net asset value, offering price and redemption price per share ($12,280,405,335 ÷ 869,287,872 shares of common stock issued and outstanding)	$14.13

See Notes to Financial Statements.

PGIM Total Return Bond Fund	131

Statement of Operations (unaudited)

Six Months Ended April 30, 2018

Net Investment Income (Loss)
Income
Interest income	$500,919,862
Affiliated dividend income	7,543,824
Income from securities lending, net (including affiliated income of $394,065)	1,216,977
Unaffiliated dividend income	232,687

Total income	509,913,350

Expenses
Management fee	59,126,239
Distribution fee(a)	9,909,825
Shareholder servicing fee(a)	8
Transfer agent’s fees and expenses (including affiliated expense of $1,197,141)(a)	11,451,675
Custodian and accounting fees	1,050,790
SEC registration fees	597,627
Shareholders’ reports	548,231
Registration fees(a)	421,520
Directors’ fees	246,028
Legal fees and expenses	79,547
Audit fee	31,277
Miscellaneous	187,103

Total expenses	83,649,870
Less: Fee waiver and/or expense reimbursement(a)	(1,719,329)
Distribution fee waiver(a)	(839,138)

Net expenses	81,091,403

Net investment income (loss)	428,821,947

Realized And Unrealized Gain (Loss) On Investments And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions (including affiliated of $(112,494))	(78,791,630)
Futures transactions	(616,379,034)
Options written transactions	40,811,495
Swap agreement transactions	24,608,803
Forward and cross currency contracts transactions	(42,980,216)
Foreign currency transactions	(14,496,391)

(687,226,973)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(1,360,176))	(688,368,598)
Futures	88,120,941
Options written	(12,169,688)
Swap agreements	381,018,299
Forward and cross currency contracts	10,796,885
Foreign currencies	5,701,443

(214,900,718)

Net gain (loss) on investment and foreign currency transactions	(902,127,691)

Net Increase (Decrease) In Net Assets Resulting From Operations	$(473,305,744)

See Notes to Financial Statements.

132

(a)	Class specific expenses and waivers were as follows:

	Class A	Class B	Class C	Class R	Class Z	Class R2	Class R4	Class R6
Distribution fee	4,429,067	129,830	2,930,878	2,420,042	—	8	—	—
Shareholder servicing fee	—	—	—	—	—	4	4	—
Transfer agent’s fees and expenses	2,628,100	26,155	258,023	493,906	8,022,771	27	27	22,666
Registration fees	49,339	10,961	18,970	11,530	172,540	6,442	6,442	145,296
Fee waiver and/or expense reimbursement	(807,368)	(23,435)	—	(162,376)	(713,222)	(6,464)	(6,464)	—
Distribution fee waiver	—	(32,457)	—	(806,681)	—	—	—	—

See Notes to Financial Statements.

PGIM Total Return Bond Fund	133

Statements of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2018	Year Ended October 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$428,821,947	$623,797,050
Net realized gain (loss) on investment and foreign currency transactions	(687,226,973)	(127,881,715)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(214,900,718)	377,596,500

Net increase (decrease) in net assets resulting from operations	(473,305,744)	873,511,835

Dividends and Distributions
Dividends from net investment income
Class A	(49,620,405)	(86,680,198)
Class B	(297,929)	(726,775)
Class C	(6,047,275)	(10,268,883)
Class R	(8,199,450)	(14,889,266)
Class Z	(220,471,160)	(305,508,633)
Class R2	(90)	—
Class R4	(98)	—
Class R6	(179,308,394)	(210,500,776)

	(463,944,801)	(628,574,531)

Tax return of capital distributions
Class A	—	(4,310,220)
Class B	—	(36,167)
Class C	—	(511,078)
Class R	—	(740,274)
Class Z	—	(15,183,463)
Class R6	—	(10,448,885)

	—	(31,230,087)

Distributions from net realized gains
Class A	—	(37,939,705)
Class B	—	(399,289)
Class C	—	(5,837,601)
Class R	—	(6,212,593)
Class Z	—	(109,618,452)
Class R6	—	(37,568,046)

	—	(197,575,686)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	8,105,875,605	14,245,133,207
Net asset value of shares issued in reinvestment of dividends and distributions	429,252,608	793,374,269
Cost of shares reacquired	(3,473,089,383)	(5,647,846,943)

Net increase (decrease) in net assets from Fund share transactions	5,062,038,830	9,390,660,533

Total increase (decrease)	4,124,788,285	9,406,792,064

Net Assets:
Beginning of period	28,501,710,683	19,094,918,619

End of period(a)	$32,626,498,968	$28,501,710,683

(a) Includes undistributed/(distributions in excess of) net investment income of:	$(36,859,926)	$(1,737,072)

See Notes to Financial Statements.

134

Notes to Financial Statements (unaudited)

Prudential Investment Portfolios, Inc. 17 (the “Company”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Company was incorporated in Maryland on September 1, 1994 and currently consists of two funds: PGIM Short Duration Multi-Sector Fund and PGIM Total Return Bond Fund, each of which are diversified funds. These financial statements relate only to the PGIM Total Return Bond Fund (the “Fund”). Effective June 11, 2018, the Funds’ names were changed by replacing “Prudential” with “PGIM” in each Fund’s name and Class Q shares were renamed Class R6 shares

The investment objective of the Fund is total return.

1. Accounting Policies

The Fund follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or “the Manager”). Under the current valuation procedures, the Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

PGIM Total Return Bond Fund	135

Notes to Financial Statements (unaudited) (continued)

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments.

Derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Bank loans are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Bank loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy. Bank loans valued based on a single broker quote or at the original transaction price in excess of five business days are classified as Level 3 in the fair value hierarchy.

OTC derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach when quoted prices in broker-dealer markets are available but also includes consideration of alternative valuation approaches,

136

including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing OTC derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated OTC derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain OTC derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Restricted and Illiquid Securities: Subject to guidelines adopted by the Board, the Fund may invest up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the investment. Therefore, the Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur transaction costs that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise

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Notes to Financial Statements (unaudited) (continued)

be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Fund’s Subadviser under the guidelines adopted by the Board of the Fund. However, the liquidity of the Fund’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

Structured Agency Credit Risk (STACR): The Fund purchased government controlled Freddie Mac securities that transfer most of the cost of defaults to private investors including the Fund. These are insurance-like products that are called STACR securities by Freddie Mac. Payments on the securities are based primarily on the performance of a reference pool of underlying mortgages. With such securities, the Fund could lose some or all of its principal if the underlying mortgages experience credit defaults.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions. Notwithstanding the above, the Fund does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded

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on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Forward and Cross Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Fund enters into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or specific receivables and payables denominated in a foreign currency and to gain exposure to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain (loss) is included in net unrealized appreciation (depreciation) on investments and foreign currencies. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on forward and cross currency contract transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

Options: The Fund purchased or wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates with respect to securities or financial instruments which the Fund currently owns or intends to purchase. The Fund may also use options to gain additional market exposure. The Fund’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Fund realizes a gain (loss) to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Fund has realized a gain (loss). The difference between the premium and the amount received or paid at the closing of a purchase or sale transaction is also treated as a realized gain (loss). Gain (loss) on purchased options is included in net realized gain (loss) on investment transactions. Gain (loss) on written options is presented separately as net realized gain (loss) on options written transactions.

The Fund, as writer of an option, may have no control over whether the underlying securities or financial instruments may be sold (called) or purchased (put). As a result, the

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Notes to Financial Statements (unaudited) (continued)

Fund bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. The Fund, as purchaser or an OTC option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts. With exchange-traded options contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded options and guarantees the options contracts against default.

When the Fund writes an option on a swap, an amount equal to any premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Fund becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Fund becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps is that the Fund will be obligated to be party to a swap agreement if an option on a swap is exercised.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Bank Loans: The Fund may invest in bank loans. Bank loans include fixed and floating rate loans that are privately negotiated between a corporate borrower and one or more financial

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institutions, including, but not limited to, term loans, revolvers, and other instruments issued in the bank loan market. The Fund may acquire interests in loans directly (by way of assignment from the selling institution) or indirectly (by way of the purchase of a participation interest from the selling institution). Under a bank loan assignment, the Fund generally will succeed to all the rights and obligations of an assigning lending institution and becomes a lender under the loan agreement with the relevant borrower in connection with that loan. Under a bank loan participation, the Fund generally will have a contractual relationship only with the lender, not with the relevant borrower. As a result, the Fund generally will have the right to receive payments of principal, interest, and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the relevant borrower. The Fund may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the institution selling the participation to the Fund.

Forward Rate Agreements: Forward rate agreements represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount on a fixed future date. The Fund entered into forward rate agreements to gain yield exposure based on anticipated market conditions at the specified termination date of the agreement.

Swap Agreements: The Fund may enter into credit default, interest rate and other types of swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with counterparty (“OTC-traded”) or through a central clearing facility, such as a registered exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation (depreciation) on swap agreements. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. Any upfront premiums paid and received are shown as swap premiums paid and swap premiums received in the Statement of Assets and Liabilities. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objective. The Fund used interest rate swaps to maintain its ability to generate steady cash flow by receiving a stream of fixed-rate payments and to increase exposure to prevailing market rates by receiving floating rate payments. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net present value of the cash flows to be received from the counterparty over the contract’s remaining life.

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Notes to Financial Statements (unaudited) (continued)

Inflation Swaps: The Fund entered into inflation swap agreements to protect against fluctuations in inflation rates. Inflation swaps are characterized by one party paying a fixed rate in exchange for a floating rate that is derived from an inflation index, such as the Consumer Price Index or UK Retail Price Index. Inflation swaps subject the Fund to interest rate risk.

Credit Default Swaps (“CDS”): CDS involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

The Fund is subject to credit risk in the normal course of pursuing its investment objectives, and as such, has entered into CDS contracts to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. The Fund’s maximum risk of loss from counterparty credit risk for purchased CDS is the inability of the counterparty to honor the contract up to the notional value due to a credit event.

As a seller of protection on credit default swap agreements, the Fund generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Fund effectively increases its investment risk because, in addition to its total net assets, the Fund may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Fund, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection credit default swap agreements which the Fund entered into for the same referenced entity or index. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues of an emerging

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country as of period end are disclosed in the footnotes to the Schedule of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as indicators of the current status of the payment/performance risk. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Currency Swaps: The Fund entered into currency swap agreements primarily to gain yield exposure on foreign bonds. Currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates.

Total Return Swaps: In a total return swap, one party receives payments based on the market value of the security or the commodity involved, or total return of a specific referenced asset, such as an equity, index or bond, and in return pays a fixed amount. The Fund is subject to risk exposures associated with the referenced asset in the normal course of pursuing its investment objectives. The Fund entered into total return swaps to manage its exposure to a security or an index. The Fund’s maximum risk of loss from counterparty credit risk is the change in the value of the security, in the Fund’s favor, from the point of entering into the contract.

Master Netting Arrangements: The Fund is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

The Company, on behalf of the Fund, is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general

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Notes to Financial Statements (unaudited) (continued)

obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Fund is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or re-pledged, is presented in the Schedule of Investments. Collateral pledged by the Fund is segregated by the Fund’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Fund and the applicable counterparty. Collateral requirements are determined based on the Fund’s net position with each counterparty. Termination events applicable to the Fund may occur upon a decline in the Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could impact the Fund’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

As of April 30, 2018, the Fund has not met conditions under such agreements which give the counterparty the right to call for an early termination.

Forward currency contracts, forward rate agreements, written options, swaps and financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. Such risks may be mitigated by engaging in master netting arrangements.

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Warrants and Rights: The Fund may hold warrants and rights acquired either through a direct purchase or pursuant to corporate actions. Warrants and rights entitle the holder to buy a proportionate amount of common stock, or such other security that the issuer may specify, at a specific price and time through the expiration dates. Such warrants and rights are held as long positions by the Fund until exercised, sold or expired. Warrants and rights are valued at fair value in accordance with the Board approved fair valuation procedures.

Payment-In-Kind: The Fund may invest in the open market or receive pursuant to debt restructuring, securities that pay-in-kind (PIK) the interest due on such debt instruments. The PIK interest, computed at the contractual rate specified, is added to the existing principal balance of the debt when issued bonds have same terms as the bond or recorded as a separate bond when terms are different from the existing debt, and is recorded as interest income.

Securities Lending: The Fund may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed on the Statement of Operations as “Income from securities lending, net”.

Mortgage Dollar Rolls: The Fund entered into mortgage dollar rolls in which the Fund sells mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously enters into contracts to repurchase somewhat similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the securities. The Fund is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sale proceeds and the lower repurchase price is

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Notes to Financial Statements (unaudited) (continued)

recorded as a realized gain on investment transactions. The Fund maintains a segregated account, the dollar value of which is at least equal to its obligations, with respect to dollar rolls. The Fund is subject to the risk that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price.

Concentration of Risk: The ability of debt securities issuers (other than those issued or guaranteed by the U.S. Government) held by the Fund to meet their obligations may be affected by the economic or political developments in a specific industry, region or country. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political or economic instability or the level of governmental supervision and regulation of foreign securities markets.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Class specific expenses and waivers, where applicable, are charged to the respective share classes. Class specific expenses include distribution fees and distribution fee waivers, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: The Fund declares daily dividends from net investment income and payment is made monthly. Distributions of net realized capital and currency gains, if any, are made annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax

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differences relating to income and gain(loss) are reclassified amongst undistributed net investment income, accumulated net realized gain (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2. Agreements

The Company, on behalf of the Fund, has a management agreement with PGIM Investments. Pursuant to this agreement, PGIM Investments has responsibility for all investment advisory services and supervises the Subadviser’s performance of such services. In addition, under the management agreement, PGIM Investments provides all of the administrative functions necessary for the organization, operation and management of the Fund. PGIM Investments administers the corporate affairs of the Fund and, in connection therewith, furnishes the Fund with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by, the Fund’s custodian (the Custodian), and the Fund’s transfer agent. PGIM Investments is also responsible for the staffing and management of dedicated groups of legal, marketing, compliance and related personnel necessary for the operation of the Fund. The legal, marketing, compliance and related personnel are also responsible for the management and oversight of the various service providers to the Fund, including, but not limited to, the custodian, transfer agent, and accounting agent.

PGIM Investments has entered into a subadvisory agreement with PGIM, Inc., which provides subadvisory services to the Fund through its PGIM Fixed Income unit. The subadvisory agreement provides that PGIM, Inc. will furnish investment advisory services in connection with the management of the Fund. In connection therewith, PGIM, Inc. is obligated to keep certain books and records of the Fund. PGIM Investments pays for the services of PGIM, Inc., the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PGIM Investments is accrued daily and payable monthly at an annual rate of 0.44% of the Fund’s average daily net assets up to $1 billion, 0.42% of such assets from $1 billion to $3 billion, 0.40% of such assets from $3 billion to $5 billion, 0.39% of such assets from $5 billion to $10 billion and 0.38% of such assets in excess of $10 billion. The effective management fee rate before any waivers and/or expense reimbursements, was 0.39% for the six months ended April 30, 2018.

PGIM Investments has contractually agreed, through February 29, 2020, to limit Total Annual Fund Operating Expenses after fee waivers and/or expense reimbursements to 0.76% of average daily net assets for Class A shares, 1.26% of average daily net assets for Class B shares, 1.51% of average daily net assets for Class C shares, 1.01% of average

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Notes to Financial Statements (unaudited) (continued)

daily net assets for Class R shares, 0.51% of average daily net assets for Class Z shares, 0.91% of average daily net assets for Class R2 shares, 0.66% of average daily net assets for Class R4 shares, and 0.51% of average daily net assets for Class R6 shares. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales. Fees and/or expenses waived and/or reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. The effective management fee rate, net of waivers and/or expense reimbursements, was 0.38% for the six months ended April 30, 2018.

The Company, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”) which acts as the distributor of the Class A, Class B, Class C, Class R, Class Z, Class R2, Class R4 and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B, Class C, Class R and Class R2 shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z, Class R4 or Class R6 shares of the Fund.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to 0.25%, 1%, 1%, 0.75% and 0.25% of the average daily net assets of the Class A, Class B, Class C, Class R and Class R2 shares, respectively. PIMS has contractually agreed through February 28, 2019 to limit such fees to 0.75% and 0.50% of the average daily net assets of the Class B and Class R shares, respectively.

The Fund has adopted a Shareholder Services Plan with respect to Class R2 and Class R4 shares. Under the terms of the Shareholder Services Plan, Class R2 and Class R4 shares are authorized to pay to Prudential Mutual Fund Services LLC (“PMFS”), its affiliates or third-party service providers, as compensation for services rendered to the shareholders of such Class R2 or Class R4 shares, a shareholder service fee at an annual rate of 0.10% of the average daily net assets attributable to Class R2 and Class R4 shares. The shareholder service fee is accrued daily and paid monthly.

PIMS has advised the Fund that it has received $1,664,328 in front-end sales charges resulting from sales of Class A shares, during the six months ended April 30, 2018. From these fees, PIMS paid such sales charges to broker-dealers, which in turn paid commissions to sales persons and incurred other distribution costs.

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PIMS has advised the Fund that for the six months ended April 30, 2018, it received $2,281, $10,193 and $43,223 in contingent deferred sales charges imposed upon redemptions by certain Class A, Class B and Class C shareholders, respectively.

PGIM Investments, PGIM, Inc. and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

3. Other Transactions with Affiliates

PMFS an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Such transactions are subject to ratification by the Board. For the reporting period ended April 30, 2018 no such transactions were entered into by the Fund.

The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), each a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. For the reporting period ended April 30, 2018, PGIM, Inc. was compensated $396,375 by PGIM Investments for managing the Fund’s securities lending cash collateral as subadviser to the Money Market Fund. The Fund also invests in the PGIM Core Short-Term Bond Fund (formerly known as Prudential Core Short-Term Bond Fund), pursuant to an exemptive order received from the Securities and Exchange Commission (“SEC”), a series of Prudential Investment Portfolios 2 (together with PGIM Core Ultra Short Bond Fund, the “Core Funds”), registered under the 1940 Act and managed by PGIM Investments. Earnings from the Core Funds and Money Market Fund are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

4. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the six months ended April 30, 2018 were $11,363,567,674 and $5,346,271,148, respectively.

PGIM Total Return Bond Fund	149

Notes to Financial Statements (unaudited) (continued)

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the six months ended April 30, 2018, is presented as follows:

Affiliated Mutual Funds*	Value, Beginning of Period	Cost of Purchases	Proceeds of Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income
PGIM Core Short-Term Bond Fund
	$305,284,886	$51,313,951	$—	$(1,363,646)	$—	$355,235,191	38,320,948	$4,606,376
PGIM Core Ultra Short Bond Fund
	357,412,094	4,598,952,137	4,447,915,809	—	—	508,448,422	508,448,422	2,937,448
PGIM Institutional Money Market Fund
	918,395,349	2,302,918,658	2,164,105,776	3,470	(112,494)	1,057,099,207	1,057,099,208	394,065

	$1,581,092,329	$6,953,184,746	$6,612,021,585	$(1,360,176)	$(112,494)	$1,920,782,820		$7,937,889

*	The Funds did not have any capital gain distributions during the reporting period.

5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of April 30, 2018 were as follows:

Tax Basis	$34,407,066,127

Gross Unrealized Appreciation	337,683,792
Gross Unrealized Depreciation	(221,228,066)

Net Unrealized Appreciation	$116,455,726

The book basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the Fund had a capital loss carryforward as of October 31, 2017 of approximately $72,158,000 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

Management has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

150

6. Capital and Ownership

The Fund offers Class A, Class B, Class C, Class R, Class Z, Class R2, Class R4 and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 4.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class B shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. Class B shares are closed to new purchases. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class R shares are available to certain retirement plans, clearing and settlement firms. Class R, Class Z and Class R6 shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock.

The Company is authorized to issue 8.5 billion shares of common stock divided into two funds, with a par value of $0.001 per share. There are 8.245 billion shares authorized for the Fund, divided into nine classes, designated Class A, Class B, Class C, Class R, Class Z, Class R2, Class R4, Class T and Class R6 common stock, each of which consists of 900 million, 5 million, 140 million, 200 million, 3,000 million, 265 million, 265 million, 470 million and 3,000 million authorized shares, respectively.

The Fund currently does not have any Class T shares outstanding.

As of April 30, 2018, Prudential, through its affiliate entities, owned 692 Class R2 shares, 693 Class R4 shares and 6,307,499 Class R6 shares of the Fund. At reporting period end, three shareholders of record held 40% of the Fund’s outstanding shares on behalf of multiple beneficial owners.

PGIM Total Return Bond Fund	151

Notes to Financial Statements (unaudited) (continued)

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended April 30, 2018:
Shares sold	44,283,752	$638,147,721
Shares issued in reinvestment of dividends and distributions	3,241,677	46,631,509
Shares reacquired	(29,392,198)	(423,615,421)

Net increase (decrease) in shares outstanding before conversion	18,133,231	261,163,809
Shares issued upon conversion from other share class(es)	810,410	11,648,001
Shares reacquired upon conversion into other share class(es)	(10,148,150)	(147,236,786)

Net increase (decrease) in shares outstanding	8,795,491	$125,575,024

Year ended October 31, 2017:
Shares sold	99,295,824	$1,426,222,527
Shares issued in reinvestment of dividends and distributions	8,374,517	119,687,186
Shares reacquired	(69,345,067)	(993,195,445)

Net increase (decrease) in shares outstanding before conversion	38,325,274	552,714,268
Shares issued upon conversion from other share class(es)	1,297,005	18,668,377
Shares reacquired upon conversion into other share class(es)	(49,973,980)	(711,887,653)

Net increase (decrease) in shares outstanding	(10,351,701)	$(140,505,008)

Class B
Six months ended April 30, 2018:
Shares sold	50,157	$722,663
Shares issued in reinvestment of dividends and distributions	17,165	247,021
Shares reacquired	(242,528)	(3,498,689)

Net increase (decrease) in shares outstanding before conversion	(175,206)	(2,529,005)
Shares reacquired upon conversion into other share class(es)	(243,758)	(3,515,220)

Net increase (decrease) in shares outstanding	(418,964)	$(6,044,225)

Year ended October 31, 2017:
Shares sold	112,632	$1,625,417
Shares issued in reinvestment of dividends and distributions	67,786	966,330
Shares reacquired	(585,918)	(8,407,187)

Net increase (decrease) in shares outstanding before conversion	(405,500)	(5,815,440)
Shares reacquired upon conversion into other share class(es)	(396,728)	(5,710,615)

Net increase (decrease) in shares outstanding	(802,228)	$(11,526,055)

152

Class C	Shares	Amount
Six months ended April 30, 2018:
Shares sold	6,810,078	$98,208,140
Shares issued in reinvestment of dividends and distributions	368,986	5,301,283
Shares reacquired	(3,917,912)	(56,314,289)

Net increase (decrease) in shares outstanding before conversion	3,261,152	47,195,134
Shares issued upon conversion from other share class(es)	1,017	14,453
Shares reacquired upon conversion into other share class(es)	(727,550)	(10,473,769)

Net increase (decrease) in shares outstanding	2,534,619	$36,735,818

Year ended October 31, 2017:
Shares sold	10,778,341	$155,149,573
Shares issued in reinvestment of dividends and distributions	987,856	14,081,347
Shares reacquired	(9,208,053)	(131,983,417)

Net increase (decrease) in shares outstanding before conversion	2,558,144	37,247,503
Shares reacquired upon conversion into other share class(es)	(3,062,739)	(44,048,562)

Net increase (decrease) in shares outstanding	(504,595)	$(6,801,059)

Class R
Six months ended April 30, 2018:
Shares sold	4,006,782	$57,897,158
Shares issued in reinvestment of dividends and distributions	558,182	8,045,398
Shares reacquired	(5,601,673)	(80,934,867)

Net increase (decrease) in shares outstanding before conversion	(1,036,709)	(14,992,311)
Shares reacquired upon conversion into other share class(es)	(15,194)	(216,404)

Net increase (decrease) in shares outstanding	(1,051,903)	$(15,208,715)

Year ended October 31, 2017:
Shares sold	11,455,945	$164,198,804
Shares issued in reinvestment of dividends and distributions	1,495,417	21,416,814
Shares reacquired	(9,036,713)	(130,093,585)

Net increase (decrease) in shares outstanding before conversion	3,914,649	55,522,033
Shares reacquired upon conversion into other share class(es)	(6,834)	(98,572)

Net increase (decrease) in shares outstanding	3,907,815	$55,423,461

PGIM Total Return Bond Fund	153

Notes to Financial Statements (unaudited) (continued)

Class Z	Shares	Amount
Six months ended April 30, 2018:
Shares sold	317,688,944	$4,569,573,996
Shares issued in reinvestment of dividends and distributions	13,837,017	198,294,839
Shares reacquired	(132,651,501)	(1,901,518,050)

Net increase (decrease) in shares outstanding before conversion	198,874,460	2,866,350,785
Shares issued upon conversion from other share class(es)	10,928,355	157,914,688
Shares reacquired upon conversion into other share class(es)	(11,225,259)	(161,427,486)

Net increase (decrease) in shares outstanding	198,577,556	$2,862,837,987

Year ended October 31, 2017:
Shares sold	501,885,534	$7,194,701,786
Shares issued in reinvestment of dividends and distributions	27,397,983	390,829,384
Shares reacquired	(223,454,719)	(3,194,811,688)

Net increase (decrease) in shares outstanding before conversion	305,828,798	4,390,719,482
Shares issued upon conversion from other shares class(es)	52,777,377	749,219,922
Shares reacquired upon conversion into other share class(es)	(178,009,606)	(2,532,552,821)

Net increase (decrease) in shares outstanding	180,596,569	$2,607,386,583

Class R2
Period ended April 30, 2018*:
Shares sold	686	$10,000
Shares issued in reinvestment of dividends and distributions	6	90

Net increase (decrease) in shares outstanding	692	$10,090

Class R4
Period ended April 30, 2018*:
Shares sold	686	$10,000
Shares issued in reinvestment of dividends and distributions	7	98

Net increase (decrease) in shares outstanding	693	$10,098

154

Class R6	Shares	Amount
Six months ended April 30, 2018:
Shares sold	190,567,497	$2,741,305,927
Shares issued in reinvestment of dividends and distributions	11,897,739	170,732,370
Shares reacquired	(69,992,241)	(1,007,208,067)

Net increase (decrease) in shares outstanding before conversion	132,472,995	1,904,830,230
Shares issued upon conversion from other share class(es)	10,881,982	156,662,234
Shares reacquired upon conversion into other share class(es)	(236,402)	(3,369,711)

Net increase (decrease) in shares outstanding	143,118,575	$2,058,122,753

Year ended October 31, 2017:
Shares sold	369,225,496	$5,303,235,100
Shares issued in reinvestment of dividends and distributions	17,156,572	246,393,208
Shares reacquired	(82,789,735)	(1,189,355,621)

Net increase (decrease) in shares outstanding before conversion	303,592,333	4,360,272,687
Shares issued upon conversion from other share class(es)	177,347,827	2,526,620,782
Shares reacquired upon conversion into other share class(es)	(14,516)	(210,858)

Net increase (decrease) in shares outstanding	480,925,644	$6,886,682,611

*	Commencement of offering was December 27, 2017.

7. Borrowings

The Company, on behalf of the Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 5, 2017 through October 4, 2018. The Funds pay an annualized commitment fee of 0.15% of the unused portion of the SCA. The Fund’s portion of the commitment fee for the unused amount, allocated based upon a method approved by the Board, is accrued daily and paid quarterly. The interest on borrowings under the SCAs is paid monthly and at a per annum interest rate based upon a contractual spread plus the higher of (1) the effective federal funds rate, (2) the 1-month LIBOR rate or (3) zero percent.

Other affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Funds in the SCA equitably.

The Fund did not utilize the SCA during the reporting period ended April 30, 2018.

PGIM Total Return Bond Fund	155

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended April 30,		Year Ended October 31,
	2018		2017	2016	2015	2014	2013
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$14.58		$14.66	$14.26	$14.48	$14.22	$14.78
Income (loss) from investment operations:
Net investment income (loss)	0.18		0.36	0.37	0.35	0.39	0.45
Net realized and unrealized gain (loss) on investment transactions	(0.40)		0.09	0.41	(0.14)	0.36	(0.40)
Total from investment operations	(0.22)		0.45	0.78	0.21	0.75	0.05
Less Dividends and Distributions:
Dividends from net investment income	(0.20)		(0.36)	(0.38)	(0.41)	(0.49)	(0.46)
Tax return of capital distributions	-		(0.02)	-	-	-	(0.02)
Distributions from net realized gains	-		(0.15)	- (e)	(0.02)	-	(0.13)
Total dividends and distributions	(0.20)		(0.53)	(0.38)	(0.43)	(0.49)	(0.61)
Net asset value, end of period	$14.16		$14.58	$14.66	$14.26	$14.48	$14.22
Total Return(b):	(1.52)%		3.22%	5.58%	1.45%	5.37%	0.40%

Ratios/Supplemental Data:
Net assets, end of period (000)	$3,604,924		$3,585,778	$3,756,821	$2,925,814	$1,524,896	$1,183,870
Average net assets (000)	$3,572,621		$3,394,567	$3,281,321	$2,425,719	$1,251,861	$1,221,286
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	0.76%	(f)	0.76%	0.79%	0.84%	0.83%	0.85%
Expenses before waivers and/or expense reimbursement	0.81%	(f)	0.80%	0.82%	0.88%	0.93%	0.94%
Net investment income (loss)	2.57%	(f)	2.52%	2.55%	2.41%	2.76%	3.09%
Portfolio turnover rate(h)	32%	(g)	95%	102%	114%	95%	188%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	The distributor of the Fund had contractually agreed to limit its distribution and service (12b-1) fees to 0.25% of the average daily net assets through March 8, 2015. Effective March 9, 2015, the contractual distribution and service (12b-1) fees were reduced from 0.30% to 0.25% of the average daily net assets.
(e)	Less than $0.005 per share.
(f)	Annualized.
(g)	Not annualized.
(h)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

156

Class B Shares
	Six Months Ended April 30,		Year Ended October 31,
	2018		2017	2016	2015	2014	2013
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$14.58		$14.66	$14.26	$14.48	$14.22	$14.79
Income (loss) from investment operations:
Net investment income (loss)	0.15		0.29	0.30	0.28	0.33	0.37
Net realized and unrealized gain (loss) on investment transactions	(0.42)		0.09	0.41	(0.15)	0.35	(0.40)
Total from investment operations	(0.27)		0.38	0.71	0.13	0.68	(0.03)
Less Dividends and Distributions:
Dividends from net investment income	(0.16)		(0.30)	(0.31)	(0.33)	(0.42)	(0.39)
Tax return of capital distributions	-		(0.01)	-	-	-	(0.02)
Distributions from net realized gains	-		(0.15)	- (d)	(0.02)	-	(0.13)
Total dividends and distributions	(0.16)		(0.46)	(0.31)	(0.35)	(0.42)	(0.54)
Net asset value, end of period	$14.15		$14.58	$14.66	$14.26	$14.48	$14.22
Total Return(b):	(1.83)%		2.71%	5.06%	0.94%	4.84%	(0.17)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$23,065		$29,874	$41,798	$46,569	$54,377	$62,964
Average net assets (000)	$26,181		$34,930	$44,541	$50,410	$57,968	$69,093
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.26%	(e)	1.26%	1.29%	1.34%	1.33%	1.35%
Expenses before waivers and/or expense reimbursement	1.69%	(e)	1.61%	1.57%	1.62%	1.63%	1.64%
Net investment income (loss)	2.07%	(e)	2.02%	2.05%	1.95%	2.28%	2.58%
Portfolio turnover rate(g)	32%	(f)	95%	102%	114%	95%	188%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Less than $0.005 per share.
(e)	Annualized.
(f)	Not annualized.
(g)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Total Return Bond Fund	157

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended April 30,		Year Ended October 31,
	2018		2017	2016	2015	2014	2013
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$14.57		$14.65	$14.24	$14.47	$14.21	$14.78
Income (loss) from investment operations:
Net investment income (loss)	0.13		0.25	0.26	0.24	0.29	0.34
Net realized and unrealized gain (loss) on investment transactions	(0.41)		0.09	0.43	(0.15)	0.35	(0.40)
Total from investment operations	(0.28)		0.34	0.69	0.09	0.64	(0.06)
Less Dividends and Distributions:
Dividends from net investment income	(0.15)		(0.26)	(0.28)	(0.30)	(0.38)	(0.36)
Tax return of capital distributions	-		(0.01)	-	-	-	(0.02)
Distributions from net realized gains	-		(0.15)	- (d)	(0.02)	-	(0.13)
Total dividends and distributions	(0.15)		(0.42)	(0.28)	(0.32)	(0.38)	(0.51)
Net asset value, end of period	$14.14		$14.57	$14.65	$14.24	$14.47	$14.21
Total Return(b):	(1.95)%		2.45%	4.87%	0.62%	4.58%	(0.42)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$592,267		$573,277	$583,752	$416,364	$294,271	$277,163
Average net assets (000)	$591,032		$559,226	$495,322	$360,622	$252,677	$329,363
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.50%	(e)	1.51%	1.54%	1.59%	1.58%	1.60%
Expenses before waivers and/or expense reimbursement	1.50%	(e)	1.54%	1.57%	1.62%	1.63%	1.64%
Net investment income (loss)	1.83%	(e)	1.77%	1.80%	1.66%	2.02%	2.34%
Portfolio turnover rate(g)	32%	(f)	95%	102%	114%	95%	188%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Less than $0.005 per share.
(e)	Annualized.
(f)	Not annualized.
(g)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

158

Class R Shares
	Six Months Ended April 30,		Year Ended October 31,
	2018		2017	2016	2015	2014	2013
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$14.61		$14.69	$14.28	$14.51	$14.24	$14.81
Income (loss) from investment operations:
Net investment income (loss)	0.17		0.33	0.33	0.30	0.36	0.41
Net realized and unrealized gain (loss) on investment transactions	(0.42)		0.09	0.43	(0.14)	0.36	(0.40)
Total from investment operations	(0.25)		0.42	0.76	0.16	0.72	0.01
Less Dividends and Distributions:
Dividends from net investment income	(0.18)		(0.33)	(0.35)	(0.37)	(0.45)	(0.43)
Tax return of capital distributions	-		(0.02)	-	-	-	(0.02)
Distributions from net realized gains	-		(0.15)	- (d)	(0.02)	-	(0.13)
Total dividends and distributions	(0.18)		(0.50)	(0.35)	(0.39)	(0.45)	(0.58)
Net asset value, end of period	$14.18		$14.61	$14.69	$14.28	$14.51	$14.24
Total Return(b):	(1.71)%		2.96%	5.38%	1.14%	5.17%	0.08%

Ratios/Supplemental Data:
Net assets, end of period (000)	$630,977		$665,420	$611,599	$525,824	$108,373	$57,543
Average net assets (000)	$650,693		$645,580	$573,999	$336,289	$83,878	$44,298
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.01%	(e)	1.01%	1.04%	1.09%	1.08%	1.10%
Expenses before waivers and/or expense reimbursement	1.31%	(e)	1.30%	1.32%	1.37%	1.38%	1.39%
Net investment income (loss)	2.31%	(e)	2.26%	2.30%	2.09%	2.48%	2.84%
Portfolio turnover rate(g)	32%	(f)	95%	102%	114%	95%	188%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Less than $0.005 per share.
(e)	Annualized.
(f)	Not annualized.
(g)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Total Return Bond Fund	159

Financial Highlights (unaudited) (continued)

Class Z Shares
	Six Months Ended April 30,		Year Ended October 31,
	2018		2017	2016	2015	2014	2013
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$14.53		$14.61	$14.21	$14.43	$14.17	$14.74
Income (loss) from investment operations:
Net investment income (loss)	0.20		0.40	0.40	0.38	0.42	0.48
Net realized and unrealized gain (loss) on investment transactions	(0.40)		0.09	0.42	(0.14)	0.36	(0.40)
Total from investment operations	(0.20)		0.49	0.82	0.24	0.78	0.08
Less Dividends and Distributions:
Dividends from net investment income	(0.22)		(0.40)	(0.42)	(0.44)	(0.52)	(0.50)
Tax return of capital distributions	-		(0.02)	-	-	-	(0.02)
Distributions from net realized gains	-		(0.15)	- (d)	(0.02)	-	(0.13)
Total dividends and distributions	(0.22)		(0.57)	(0.42)	(0.46)	(0.52)	(0.65)
Net asset value, end of period	$14.11		$14.53	$14.61	$14.21	$14.43	$14.17
Total Return(b):	(1.40)%		3.49%	5.86%	1.71%	5.65%	0.59%

Ratios/Supplemental Data:
Net assets, end of period (000)	$15,494,841		$13,078,005	$10,510,479	$5,492,574	$2,324,324	$1,120,294
Average net assets (000)	$14,497,184		$10,926,746	$7,230,649	$4,306,353	$1,456,467	$1,370,007
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.51%	(e)	0.51%	0.54%	0.59%	0.58%	0.60%
Expenses before waivers and/or expense reimbursement	0.52%	(e)	0.55%	0.57%	0.62%	0.63%	0.64%
Net investment income (loss)	2.84%	(e)	2.78%	2.81%	2.66%	2.99%	3.34%
Portfolio turnover rate(g)	32%	(f)	95%	102%	114%	95%	188%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Less than $0.005 per share.
(e)	Annualized.
(f)	Not annualized.
(g)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

160

Class R2 Shares
	December 27, 2017(a) through April 30, 2018
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$14.58
Income (loss) from investment operations:
Net investment income (loss)	0.11
Net realized and unrealized gain (loss) on investment transactions	(0.44)
Total from investment operations	(0.33)
Less Dividends:
Dividends from net investment income	(0.13)
Net asset value, end of period	$14.12
Total Return(c):	(2.26)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$10
Average net assets (000)	$10
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.91%	(e)
Expenses before waivers and/or expense reimbursement	194.26%	(e)
Net investment income (loss)	2.35%	(e)
Portfolio turnover rate	32%	(f)

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

PGIM Total Return Bond Fund	161

Financial Highlights (unaudited) (continued)

Class R4 Shares
	December 27, 2017(a) through April 30, 2018
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$14.58
Income (loss) from investment operations:
Net investment income (loss)	0.13
Net realized and unrealized gain (loss) on investment transactions	(0.45)
Total from investment operations	(0.32)
Less Dividends:
Dividends from net investment income	(0.14)
Net asset value, end of period	$14.12
Total Return(c):	(2.18)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$10
Average net assets (000)	$10
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.66%	(e)
Expenses before waivers and/or expense reimbursement	193.94%	(e)
Net investment income (loss)	2.60%	(e)
Portfolio turnover rate	32%	(f)

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

162

Class R6 Shares
	Six Months Ended April 30,		Year Ended October 31,
	2018		2017	2016	2015	2014	2013
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$14.55		$14.64	$14.23	$14.46	$14.20	$14.76
Income (loss) from investment operations:
Net investment income (loss)	0.21		0.41	0.42	0.39	0.43	0.49
Net realized and unrealized gain (loss) on investment transactions	(0.40)		0.08	0.42	(0.14)	0.37	(0.39)
Total from investment operations	(0.19)		0.49	0.84	0.25	0.80	0.10
Less Dividends and Distributions:
Dividends from net investment income	(0.23)		(0.41)	(0.43)	(0.46)	(0.54)	(0.51)
Tax return of capital distributions	-		(0.02)	-	-	-	(0.02)
Distributions from net realized gains	-		(0.15)	- (d)	(0.02)	-	(0.13)
Total dividends and distributions	(0.23)		(0.58)	(0.43)	(0.48)	(0.54)	(0.66)
Net asset value, end of period	$14.13		$14.55	$14.64	$14.23	$14.46	$14.20
Total Return(b):	(1.35)%		3.51%	6.02%	1.76%	5.74%	0.74%

Ratios/Supplemental Data:
Net assets, end of period (000)	$12,280,405		$10,569,356	$3,590,469	$2,233,740	$210,717	$33,452
Average net assets (000)	$11,434,230		$7,326,262	$2,835,235	$1,575,749	$78,632	$33,367
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.41%	(e)	0.42%	0.44%	0.46%	0.49%	0.52%
Expenses before waivers and/or expense reimbursement	0.41%	(e)	0.42%	0.45%	0.49%	0.51%	0.52%
Net investment income (loss)	2.93%	(e)	2.86%	2.91%	2.76%	3.06%	3.42%
Portfolio turnover rate(g)	32%	(f)	95%	102%	114%	95%	188%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Less than $0.005 per share.
(e)	Annualized.
(f)	Not annualized.
(g)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Total Return Bond Fund	163

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	www.pgiminvestments.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Michael S. Hyland • Stuart S. Parker • Richard A. Redeker • Brian K. Reid • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Chad A. Earnst, Chief Compliance Officer • Dino Capasso, Vice President and Deputy Chief Compliance Officer • Charles H. Smith, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

INVESTMENT SUBADVISER	PGIM Fixed Income	655 Broad Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	225 Liberty Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.pgiminvestments.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, PGIM Total Return Bond Fund, PGIM Investments, Attn: Board of Directors, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month no sooner than 15 days after the end of the month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM TOTAL RETURN BOND FUND

SHARE CLASS	A	B	C	R	Z	R2	R4	R6*
NASDAQ	PDBAX	PRDBX	PDBCX	DTBRX	PDBZX	PDBRX	PDBSX	PTRQX
CUSIP	74440B108	74440B207	74440B306	74440B801	74440B405	74440B819	74440B793	74440B884

*Formerly known as Class Q shares.

MF166E2

PGIM SHORT DURATION MULTI-SECTOR BOND FUND

(Formerly known as Prudential Short Duration Multi-Sector Bond Fund)

SEMIANNUAL REPORT

APRIL 30, 2018

To enroll in e-delivery, go to pgiminvestments.com/edelivery

Objective: Total return

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of April 30, 2018 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS), member SIPC. PGIM Fixed Income is a unit of PGIM, Inc. (PGIM), a registered investment adviser. PIMS and PGIM are Prudential Financial companies. © 2018 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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PGIM Short Duration Multi-Sector Bond Fund	3

This Page Intentionally Left Blank

Letter from the President

Dear Shareholder:

We hope you find the semiannual report for PGIM Short Duration Multi-Sector Bond Fund informative and useful. The report covers performance for the six-month period ended April 30, 2018.

We have important information to share with you. Effective June 11, 2018, Prudential Mutual Funds were renamed PGIM Funds. This renaming is part of our ongoing effort to further build our reputation and establish our global brand, which began when our firm adopted PGIM Investments as its name in April 2017. Please note that only the Fund’s name has changed. Your Fund’s management and operation, along with its symbols, remained the same.*

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Short Duration Multi-Sector Bond Fund

June 15, 2018

*The Prudential Day One Funds did not change their names.

PGIM Short Duration Multi-Sector Bond Fund	5

Your Fund’s Performance (unaudited)

Performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852.

	Total Returns as of 4/30/18 (without sales charges)	Average Annual Total Returns as of 4/30/18 (with sales charges)
	Six Months* (%)	One Year (%)	Since Inception (%)
Class A	–0.02	–1.72	1.02 (12/23/13)
Class C	–0.41	–0.19	1.06 (12/23/13)
Class Z	0.13	1.96	2.14 (12/23/13)
Class R6**	0.15	1.89	2.09 (12/23/13)
Bloomberg Barclays US Government/Credit 1-3 Year Index
	–0.49	–0.05	0.75
Lipper Short-Intermediate Investment-Grade Debt Funds Average
	–0.97	–0.12	1.23

Source: PGIM Investments LLC and Lipper Inc.

*Not annualized

**Formerly known as Class Q shares.

Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Index and the Lipper Average are measured from the closest month-end to the Fund’s inception date.

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class Z	Class R6*
Maximum initial sales charge	3.25% of the public offering price	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1.00% on sales of $1 million or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.25%	1.00%	None	None

*Formerly known as Class Q shares.

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Benchmark Definitions

Bloomberg Barclays US Government/Credit 1-3 Year Index—The Bloomberg Barclays US Government/Credit 1-3 Year Index is an unmanaged index considered representative of the performance of short-term US corporate bonds and US government bonds with maturities from one to three years.

Lipper Short-Intermediate Investment-Grade Debt Funds Average—The Lipper Short-Intermediate Investment-Grade Debt Funds Average (Lipper Average) is based on the average return of all funds in the Lipper Short-Intermediate Investment-Grade Debt Funds universe for the periods noted. The Lipper Average consists of funds that invest primarily in investment-grade debt issues (rated in the top four grades) with dollar-weighted average maturities of one to five years.

Investors cannot invest directly in an index or average. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses of a mutual fund, but not sales charges or taxes.

Distributions and Yields as of 4/30/2018
	Total Distributions Paid for Six Months ($)	SEC 30-Day Subsidized Yield* (%)	SEC 30-Day Unsubsidized Yield** (%)
Class A	0.12	2.43	2.37
Class C	0.08	1.70	1.54
Class Z	0.13	2.80	2.74
Class R6***	0.13	2.90	2.82

*SEC 30-Day Subsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s net expenses (net of any expense waivers or reimbursements).

**SEC 30-Day Unsubsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s gross expenses.

***Formerly known as Class Q shares.

PGIM Short Duration Multi-Sector Bond Fund	7

Your Fund’s Performance (continued)

Credit Quality expressed as a percentage of total investments as of 4/30/18 (%)
AAA	47.8
AA	8.1
A	10.8
BBB	11.3
BB	6.3
B	5.0
CCC	0.4
Not Rated	3.5
Cash/Cash Equivalents	6.9
Total Investments	100.0

Source: PGIM Fixed Income

Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investor Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent and are widely used. The Not Rated category consists of securities that have not been rated by a NRSRO. Credit ratings are subject to change. Values may not sum to 100.0% due to rounding.

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Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended April 30, 2018. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period

PGIM Short Duration Multi-Sector Bond Fund	9

Fees and Expenses (continued)

and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Short Duration Multi-Sector Bond Fund		Beginning Account Value November 1, 2017	Ending Account Value April 30, 2018	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$999.80	0.80%	$3.97
	Hypothetical	$1,000.00	$1,020.83	0.80%	$4.01
Class C	Actual	$1,000.00	$995.90	1.60%	$7.92
	Hypothetical	$1,000.00	$1,016.86	1.60%	$8.00
Class Z	Actual	$1,000.00	$1,001.30	0.51%	$2.53
	Hypothetical	$1,000.00	$1,022.27	0.51%	$2.56
Class R6**	Actual	$1,000.00	$1,001.50	0.45%	$2.23
	Hypothetical	$1,000.00	$1,022.56	0.45%	$2.26

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended April 30, 2018, and divided by the 365 days in the Fund’s fiscal year ending October 31, 2018 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

**Formerly known as Class Q shares.

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Schedule of Investments (unaudited)

as of April 30, 2018

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value
LONG-TERM INVESTMENTS 91.1%

ASSET-BACKED SECURITIES 23.0%

Automobiles 0.7%
Avis Budget Rental Car Funding AESOP LLC,
Series 2013-1A, Class A, 144A	1.920%		09/20/19		1,833	$1,830,447
Series 2016-1A, Class A, 144A	2.990		06/20/22		200	197,756
Drive Auto Receivables Trust, Series 2018-1, Class B	2.880		02/15/22		700	697,965
Exeter Automobile Receivables Trust, Series 2017-3A, Class A, 144A	2.050		12/15/21		256	254,207
OneMain Direct Auto Receivables Trust,
Series 2017-1A, Class A, 144A	2.160		10/15/20		756	751,301
Series 2017-1A, Class B, 144A	2.880		06/15/21		300	296,110
Series 2017-2A, Class E, 144A	4.740		11/14/25		800	793,205

						4,820,991

Collateralized Loan Obligations 18.4%
ALM Ltd. (Cayman Islands),
Series 2013-8A, Class A1R, 144A, 3 Month LIBOR + 1.490%	3.838	(c)	10/15/28		250	251,172
Series 2015-12A, Class A1R, 144A, 3 Month LIBOR + 1.050%	3.398	(c)	04/16/27		1,150	1,151,144
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2015-6A, Class AR, 144A, 3 Month LIBOR + 1.270%	3.618	(c)	07/15/30		1,500	1,509,330
Armada Euro CLO (Ireland),
Series 2A, Class A1, 144A, 3 Month EURIBOR + 0.760%	0.760	(c)	11/15/31	EUR	1,500	1,806,416
Series 2A, Class A3, 144A	1.500		11/15/31	EUR	500	600,478
ArrowMark Colorado Holdings (Cayman Islands), Series 2017-6A, Class A1, 144A, 3 Month LIBOR + 1.280%	3.628	(c)	07/15/29		250	251,533
Atlas Senior Loan Fund Ltd. (Cayman Islands),
Series 2013-1A, Class AR, 144A, 3 Month LIBOR + 0.830%	2.715	(c)	11/17/27		500	498,953
Series 2014-1A, Class AR2, 144A, 3 Month LIBOR + 1.260%	3.608	(c)	07/16/29		750	752,925
Series 2017-8A, Class A, 144A, 3 Month LIBOR + 1.300%	3.648	(c)	01/16/30		750	753,851
Aurium CLO (Ireland),
Series 4A, Class A1, 144A, 3 Month EURIBOR + 0.750%	0.750	(c)	01/16/31	EUR	3,000	3,614,824
Series 4A, Class A2, 144A	1.620		01/16/31	EUR	500	601,474
Babson Euro CLO (Netherlands), Series 2015-1A, Class A1R, 144A, 3 Month EURIBOR + 0.820%	0.492	(c)	10/25/29	EUR	1,000	1,207,290
Bain Capital Euro CLO (Ireland), Series 2018-1A, Class A, 144A, 3 Month EURIBOR + 0.780%	0.452	(c)	04/20/32	EUR	1,500	1,811,453

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund	11

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value
ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
Battalion CLO Ltd. (Cayman Islands),
Series 2014-5A, Class A1R, 144A, 3 Month LIBOR + 1.170%	3.523	%(c)	04/17/26		1,000	$1,002,715
Series 2014-6A, Class A1R, 144A, 3 Month LIBOR + 1.180%	3.533	(c)	10/17/26		850	850,769
Series 2015-8A, Class A1R, 144A, 3 Month LIBOR + 1.340%	3.695	(c)	07/18/30		750	755,296
Series 2016-10A, Class A1, 144A, 3 Month LIBOR + 1.550%	3.909	(c)	01/24/29		250	251,545
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2013-IIA Class A1R, 144A, 3 Month LIBOR + 1.250%	3.598	(c)	07/15/29		750	754,510
Series 2017-12A, Class A1, 144A, 3 Month LIBOR + 1.250%	3.598	(c)	10/15/30		1,250	1,254,314
BlueMountain CLO Ltd. (Cayman Islands), Series 2015-1A, Class A1R, 144A, 3 Month LIBOR + 1.330%	3.672	(c)	04/13/27		750	750,992
Bosphorus CLO (Ireland), Series 4A, Class A, 144A, 3 Month Euribor + 0.820%	0.492	(c)	12/15/30	EUR	3,000	3,620,802
Brookside Mill CLO Ltd. (Cayman Islands), Series 2013-1A, Class BR, 144A, 3 Month LIBOR + 1.350%	3.054	(c)	01/17/28		1,000	990,045
Burnham Park CLO Ltd. (Cayman Islands), Series 2016-1A, Class A, 144A, 3 Month LIBOR + 1.430%	3.789	(c)	10/20/29		500	502,672
Canyon Capital CLO Ltd. (Cayman Islands), Series 2015-1A, Class AS, 144A, 3 Month LIBOR + 1.250%	3.598	(c)	04/15/29		250	251,268
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands),
Series 2014-1A, Class A1R2, 144A, 3 Month LIBOR + 0.970%	3.311	(c)	04/17/31		2,500	2,498,664
Series 2014-2A, Class AR, 144A, 3 Month LIBOR + 1.250%	3.089	(c)	05/15/25		750	749,990
Carlyle Global Markets Strategies Euro CLO Ltd. (United Kingdom), Series 2014-2A, Class BR, 144A	2.250		08/15/27	EUR	1,100	1,335,062
Carlyle US CLO Ltd. (Cayman Islands),
Series 2017-1A, Class A1B, 144A, 3 Month LIBOR + 1.230%	3.589	(c)	04/20/31		250	250,779
Series 2017-2A, Class A1B, 144A, 3 Month LIBOR + 1.220%	3.579	(c)	07/20/31		500	501,596
Series 2017-4A, Class A1, 144A, 3 Month LIBOR + 1.180%	3.528	(c)	01/15/30		1,250	1,258,679

See Notes to Financial Statements.

12

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value
ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
Catamaran CLO Ltd. (Cayman Islands),
Series 2014-1A, Class A1AR, 144A, 3 Month LIBOR + 1.260%	3.619	%(c)	04/22/30		2,500	$2,523,227
Series 2014-2A, Class A1R, 144A, 3 Month LIBOR + 1.400%	3.755	(c)	10/18/26		250	250,940
Cavalry CLO Ltd. (Cayman Islands), Series 2014-4A, Class AR, 144A, 3 Month LIBOR + 0.850%	3.198	(c)	10/15/26		250	250,181
CIFC Funding Ltd. (Cayman Islands),
Series 2013-3RA, Class A1, 144A, 3 Month LIBOR + 0.980%	3.330	(c)	04/24/31		2,000	1,999,722
Series 2015-1A, Class ARR, 144A, 3 Month LIBOR + 1.110%	3.472	(c)	01/22/31		1,000	1,008,040
Series 2015-3A, Class AR, 144A, 3 Month LIBOR + 0.870%	3.225	(c)	04/19/29		2,500	2,498,137
CVC Cordatus Loan Fund (Ireland), Series 10A, Class A1, 144A, 3 Month EURIBOR + 0.720%	0.720	(c)	01/26/31	EUR	1,000	1,198,578
Eaton Vance CLO Ltd. (Cayman Islands), Series 2014-1A, Class AR, 144A, 3 Month LIBOR + 1.200%	3.548	(c)	07/15/26		500	500,446
ECP CLO Ltd. (Cayman Islands), Series 2014-6A, Class A1A, 144A, 3 Month LIBOR + 1.450%	3.798	(c)	07/15/26		250	250,403
Elevation CLO Ltd. (Cayman Islands),
Series 2014-2A, Class A1R, 144A, 3 Month LIBOR + 1.230%	3.578	(c)	10/15/29		500	501,556
Series 2017-7A, Class A, 144A, 3 Month LIBOR + 1.220%	2.824	(c)	07/15/30		750	750,989
Ellington CLO Ltd. (Cayman Islands), Series 2017-2A, Class A, 144A, 3 Month LIBOR + 1.700%	3.467	(c)	02/15/29		4,000	4,020,042
Flagship CLO Ltd. (Cayman Islands), Series 2014-8A, Class AR, 144A, 3 Month LIBOR + 1.250%	3.598	(c)	01/16/26		500	500,893
Flatiron CLO Ltd. (Cayman Islands), Series 2015-1A, Class AR, 144A, 3 Month LIBOR + 0.890%	3.238	(c)	04/15/27		1,600	1,603,532
Galaxy CLO Ltd. (Cayman Islands), Series 2014-18A, Class AR, 144A, 3 Month LIBOR + 1.170%	3.518	(c)	10/15/26		750	750,673
Greenwood Park CLO Ltd. (Cayman Islands), Series 2018-1A, Class A2, 144A, 3 Month LIBOR + 1.010%	3.035	(c)	04/15/31		2,500	2,499,441
Highbridge Loan Management Ltd. (Cayman Islands), Series 2015-6A, Class A1R, 144A, 3 Month LIBOR + 1.000%	2.845	(c)	02/05/31		250	250,312
ICG US CLO Ltd. (Cayman Islands),
Series 2014-3A, Class A1RR, 144A, 3 Month LIBOR + 1.030%	3.322	(c)	04/25/31		3,500	3,500,000
Series 2017-2A, Class A1, 144A, 3 Month LIBOR + 1.280%	3.642	(c)	10/23/29		1,250	1,258,555

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund	13

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value
ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
Jackson Mill CLO Ltd. (Cayman Islands), Series 2015-1A, Class A, 144A, 3 Month LIBOR + 1.540%	3.888	%(c)	04/15/27		400	$400,418
Jamestown CLO Ltd. (Cayman Islands), Series 2016-9A, Class A1B, 144A, 3 Month LIBOR + 1.500%	3.859	(c)	10/20/28		750	753,306
Jubilee CLO (Netherlands), Series 2017-19A, Class A1, 144A, 3 Month EURIBOR + 0.800%	0.800	(c)	07/15/30	EUR	950	1,145,761
KKR CLO Ltd. (Cayman Islands),
Series 11, Class AR, 144A, 3 Month LIBOR + 1.180%	3.528	(c)	01/15/31		1,250	1,256,645
Series 18, Class A, 144A, 3 Month LIBOR + 1.270%	3.625	(c)	07/18/30		750	753,721
KVK CLO Ltd. (Cayman Islands),
Series 2014-1A, Class A1R, 144A, 3 Month LIBOR + 1.300%	3.139	(c)	05/15/26		1,000	1,000,918
Series 2014-3A, Class AR, 144A, 3 Month LIBOR + 1.200%	3.548	(c)	10/15/26		1,000	1,002,703
Limerock CLO Ltd. (Cayman Islands), Series 2014-2A, Class AR, 144A, 3 Month LIBOR + 1.300%	3.655	(c)	04/18/26		1,507	1,510,189
Magnetite Ltd. (Cayman Islands), Series 2014-11A, Class A1R, 144A, 3 Month LIBOR + 1.120%	3.475	(c)	01/18/27		350	350,484
Mariner CLO Ltd. (Cayman Islands), Series 2018-5A, Class A, 144A, 3 Month LIBOR + 1.110%	3.324	(c)	04/25/31		4,000	3,998,272
Marlay Park CLO (Ireland), Series 1A, Class A1A, 144A, 3 Month EURIBOR + 0.740%	0.740	(c)	10/15/30	EUR	3,500	4,214,882
Midocean Credit CLO (Cayman Islands),
Series 2018-8A, Class A1, 144A, 3 Month LIBOR + 1.150%	3.037	(c)	02/20/31		1,500	1,501,215
Series 2018-8A, Class B, 144A, 3 Month LIBOR + 1.650%	3.537	(c)	02/20/31		1,500	1,501,852
Mill Creek CLO Ltd. (Cayman Islands), Series 2016-1A, Class A, 144A, 3 Month LIBOR + 1.750%	4.109	(c)	04/20/28		250	254,694
Mountain View CLO Ltd. (Cayman Islands),
Series 2015-9A, Class A1A, 144A, 3 Month LIBOR + 1.460%	3.808	(c)	07/15/27		500	500,855
Series 2017-2A, Class A, 144A, 3 Month LIBOR + 1.210%	3.075	(c)	01/16/31		1,000	999,923
OCP CLO Ltd. (Cayman Islands), Series 2017-13A, Class A1A, 144A, 3 Month LIBOR + 1.260%	3.608	(c)	07/15/30		750	758,744
OZLM Funding Ltd. (Cayman Islands),
Series 2012-2A, Class A1R, 144A, 3 Month LIBOR + 1.440%	3.799	(c)	10/30/27		500	500,643
Series 2013-4A, Class A1R, 144A, 3 Month LIBOR + 1.250%	3.612	(c)	10/22/30		2,250	2,261,223

See Notes to Financial Statements.

14

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value
ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
OZLM Ltd. (Cayman Islands),
Series 2015-11A, Class A1R, 144A, 3 Month LIBOR + 1.250%	3.609	%(c)	10/30/30		1,000	$1,007,287
Series 2016-15A, Class A1, 144A, 3 Month LIBOR + 1.490%	3.849	(c)	01/20/29		1,250	1,257,869
Ozlme Dac (Netherlands), Series 3A, Class A1, 144A, 3 Month EURIBOR + 0.750%	0.750	(c)	08/24/30	EUR	2,000	2,426,496
Palmer Square CLO Ltd. (Cayman Islands),
Series 2014-1A, Class A1R2, 144A, 3 Month LIBOR + 1.130%	3.483	(c)	01/17/31		1,500	1,510,267
Series 2015-1A, Class A1R, 144A, 3 Month LIBOR + 1.300%	3.192	(c)	05/21/29		1,250	1,256,096
Series 2015-2A, Class A1AR, 144A, 3 Month LIBOR + 1.270%	3.629	(c)	07/20/30		1,500	1,509,487
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands), Series 2017-1A, Class A1, 144A, 3 Month LIBOR + 1.220%	2.633	(c)	11/14/29		1,000	1,004,001
Regatta Funding LP (Cayman Islands),
Series 2013-2A, Class A1R, 144A, 3 Month LIBOR + 1.540%	3.888	(c)	01/15/29		500	502,990
Series 2016-1A, Class A1, 144A, 3 Month LIBOR + 1.520%	3.722	(c)	12/20/28		500	502,500
Series 2017-1A, Class A, 144A, 3 Month LIBOR + 1.250%	3.603	(c)	10/17/30		500	503,077
Shackleton CLO Ltd. (Cayman Islands),
Series 2014-5A, Class AR, 144A, 3 Month LIBOR + 1.140%	2.934	(c)	05/07/26		1,500	1,501,836
Series 2017-11A, Class A, 144A, 3 Month LIBOR + 1.270%	3.109	(c)	08/15/30		500	503,108
Silver Creek CLO Ltd. (Cayman Islands), Series 2014-1A, Class AR, 144A, 3 Month LIBOR + 1.240%	3.599	(c)	07/20/30		500	502,844
Sound Point CLO Ltd. (Cayman Islands),
Series 2013-1A, Class A1R, 144A, 3 Month LIBOR + 1.070%	3.432	(c)	01/26/31		1,500	1,500,564
Series 2015-2A, Class AR, 144A, 3 Month LIBOR + 0.880%	3.239	(c)	07/20/27		250	249,889
Series 2017-2A, Class A, 144A, 3 Month LIBOR + 1.280%	3.640	(c)	07/25/30		1,000	1,007,785
Series 2017-3A, Class A1A, 144A, 3 Month LIBOR + 1.220%^	3.579	(c)	10/20/30		1,250	1,259,030
St. Paul’s CLO DAC (Netherlands), Series 7A, Class B2, 144A	2.400		04/30/30	EUR	1,000	1,208,733

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund	15

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value
ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
Telos CLO (Cayman Islands),
Series 2013-3A, Class AR, 144A, 3 Month LIBOR + 1.300%	3.653	%(c)	07/17/26		250	$250,344
Series 2013-4A, Class AR, 144A, 3 Month LIBOR + 1.240%	3.593	(c)	01/17/30		1,500	1,511,280
TICP CLO Ltd. (Cayman Islands),
Series 2016-6A, Class A, 144A, 3 Month LIBOR + 1.550%	3.898	(c)	01/15/29		500	503,004
Series 2017-7A, Class AS, 144A, 3 Month LIBOR + 1.230%	3.578	(c)	07/15/29		750	753,305
Trinitas CLO Ltd. (Cayman Islands),
Series 2015-3A, Class BR, 144A, 3 Month LIBOR + 1.400%	3.748	(c)	07/15/27		2,000	2,001,684
Series 2016-5A, Class A, 144A, 3 Month LIBOR + 1.700%	4.060	(c)	10/25/28		500	501,253
Series 2017-6A, Class A, 144A, 3 Month LIBOR + 1.320%	3.680	(c)	07/25/29		750	755,095
Series 2017-7A, Class A, 144A, 3 Month LIBOR + 1.210%	3.570	(c)	01/25/31		1,000	1,007,073
Series 2017-7A, Class B, 144A, 3 Month LIBOR + 1.600%	3.960	(c)	01/25/31		750	752,363
Tryon Park CLO Ltd. (Cayman Islands), Series 2013-1A, Class A2R, 144A, 3 Month LIBOR + 1.500%	3.848	(c)	04/15/29		1,500	1,499,959
Venture CDO Ltd. (Cayman Islands), Series 2017-28AR, Class A1, 144A, 3 Month LIBOR + 1.240%	3.602	(c)	10/21/29		500	502,978
Venture CLO Ltd. (Cayman Islands), Series 2015-21A, Class AR, 144A, 3 Month LIBOR + 0.880%	3.228	(c)	07/15/27		250	249,774
Voya CLO Ltd. (Cayman Islands),
Series 2013-1A, Class A1AR, 144A, 3 Month LIBOR + 1.210%	3.558	(c)	10/15/30		2,250	2,266,036
Series 2013-2A, Class A1R, 144A, 3 Month LIBOR + 0.970%	3.314	(c)	04/25/31		1,500	1,496,578
Series 2016-1A, Class A1R, 144A, 3 Month LIBOR + 1.070%	3.429	(c)	01/20/31		1,500	1,501,353
Voya Euro CLO (Ireland), Series 1A, Class A, 144A, 3 Month Euribor + 0.750%	3.042	(c)	10/15/30	EUR	2,500	3,012,354
Wellfleet CLO Ltd. (Cayman Islands),
Series 2016-2A, Class A1, 144A, 3 Month LIBOR + 1.650%	4.009	(c)	10/20/28		500	502,690
Series 2017-1A, Class A1, 144A, 3 Month LIBOR + 1.320%	3.679	(c)	04/20/29		500	502,932
Series 2017-2A, Class A1, 144A, 3 Month LIBOR + 1.250%	3.609	(c)	10/20/29		1,000	1,003,178
Series 2017-3A, Class A1, 144A, 3 Month LIBOR + 1.150%	2.881	(c)	01/17/31		1,000	1,004,174

See Notes to Financial Statements.

16

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
West CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1AR, 144A, 3 Month LIBOR + 1.160%	2.954	%(c)	11/07/25	912	$911,751
York CLO Ltd. (Cayman Islands), Series 2015-1A, Class AR, 144A, 3 Month LIBOR + 1.150%	3.512	(c)	01/22/31	750	754,421
Zais CLO Ltd. (Cayman Islands),
Series 2017-1A, Class A1, 144A, 3 Month LIBOR + 1.370%	3.718	(c)	07/15/29	1,000	1,007,327
Series 2017-2A, Class A, 144A, 3 Month LIBOR + 1.290%	3.638	(c)	04/15/30	750	760,521

					127,397,942

Consumer Loans 1.0%
Lendmark Funding Trust,
Series 2016-2A, Class A, 144A	3.260		04/21/25	100	100,167
Series 2017-1A, Class A, 144A	2.830		12/22/25	200	198,183
Series 2017-2A, Class C, 144A	4.330		05/20/26	1,000	988,050
OneMain Financial Issuance Trust,
Series 2015-1A, Class A, 144A	3.190		03/18/26	360	360,704
Series 2015-2A, Class A, 144A	2.570		07/18/25	110	109,584
Series 2015-2A, Class C, 144A	4.320		07/18/25	200	199,464
Series 2016-1A, Class A, 144A	3.660		02/20/29	300	302,695
Series 2017-1A, Class B, 144A	2.790		09/14/32	100	97,131
Series 2017-1A, Class C, 144A	3.350		09/14/32	100	97,555
Series 2018-1A, Class A, 144A	3.300		03/14/29	500	498,749
Oportun Funding LLC,
Series 2016-C, Class A, 144A	3.280		11/08/21	300	299,907
Series 2017-A, Class A, 144A	3.230		06/08/23	250	247,851
Series 2017-B, Class A, 144A	3.220		10/10/23	800	788,302
Series 2018-A, Class A, 144A	3.610		03/08/24	540	537,886
PNMAC GMSR Issuer Trust,
Series 2017-GT2, Class A, 144A, 1 Month LIBOR + 4.000%	5.897	(c)	08/25/23	325	325,000
Series 2018-FT1, Class A, 144A, 1 Month LIBOR + 2.350%^	4.248	(c)	04/25/23	1,420	1,425,325
SpringCastle America Funding LLC,
Series 2016-AA, Class A, 144A	3.050		04/25/29	299	298,635
Springleaf Funding Trust, Series 2015-AA, Class A, 144A	3.160		11/15/24	398	397,859

					7,273,047

Home Equity Loans 1.1%
ABFC Trust, Series 2003-AHL1, Class A1	4.184	(cc)	03/25/33	98	98,175
ACE Securities Corp. Home Equity Loan Trust, Series 2003-OP1, Class M1, 1 Month LIBOR + 1.050%	2.947	(c)	12/25/33	206	203,833

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund	17

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)

Home Equity Loans (cont’d.)
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2003-HE7, Class M1, 1 Month LIBOR + 0.975%	2.872%(c)	12/15/33	148	$148,269
Bear Stearns Asset-Backed Securities I Trust,
Series 2004-HE6, Class M1, 1 Month LIBOR + 0.855%	2.752(c)	08/25/34	318	306,797
Bear Stearns Asset-Backed Securities Trust, Series 2003-2, Class A3, 1 Month LIBOR + 1.500%	3.397(c)	03/25/43	333	329,035
Chase Funding Loan Acquisition Trust, Series 2004-OPT1, Class M1, 1 Month LIBOR + 0.855%	2.752(c)	06/25/34	1,008	970,408
Home Equity Asset Trust, Series 2003-8, Class M1, 1 Month LIBOR + 1.080%	2.977(c)	04/25/34	579	583,926
Legacy Mortgage Asset Trust, Series 2017-RPL1, Class A, 144A, 1 Month LIBOR + 1.750%	3.651(c)	01/28/70	324	329,956
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2003-HE3, Class A3, 1 Month LIBOR + 1.040%	2.937(c)	10/25/33	1,054	1,033,251
Series 2003-NC10, Class M1, 1 Month LIBOR + 1.020%	2.917(c)	10/25/33	242	239,443
New Residential Mortgage Trust, Series 2018-1A, Class A1A, 144A	4.000(cc)	12/25/57	767	780,512
Option One Mortgage Acceptance Corp. Asset-Backed Certificates,
Series 2003-4, Class A2, 1 Month LIBOR + 0.640%	2.537(c)	07/25/33	376	371,989
Series 2003-6, Class A2, 1 Month LIBOR + 0.660%	2.557(c)	11/25/33	1,145	1,115,016
RAMP Trust, Series 2005-EFC3, Class M5, 1 Month LIBOR + 0.640%	2.537(c)	08/25/35	1,400	1,413,576

				7,924,186

Residential Mortgage-Backed Securities 1.5%
CIT Mortgage Loan Trust, Series 2007-1, Class 1A, 144A, 1 Month LIBOR + 1.350%	3.247(c)	10/25/37	862	868,778
Countrywide Asset-Backed Certificates, Series 2003-BC2, Class 2A1, 1 Month LIBOR + 0.600%	2.497(c)	06/25/33	121	114,517
Credit Suisse Mortgage Trust,
Series 2016-RPL1, Class A1, 144A, 1 Month LIBOR + 3.150%	5.037(c)	12/26/46	518	534,890
Series 2018, Class 3R, 144A, 1 Month LIBOR + 1.200%^	3.071(c)	12/25/46	1,426	1,426,165
CWABS, Inc. Asset-backed Certificates Trust, Series 2004-4, Class 1A, 1 Month LIBOR + 0.420%	2.317(c)	08/25/34	1,045	974,432
Fremont Home Loan Trust, Series 2004-2, Class M1, 1 Month LIBOR + 0.855%	2.752(c)	07/25/34	615	618,519

See Notes to Financial Statements.

18

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value
ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)
GSAMP Trust, Series 2007-HE1, Class A1, 1 Month LIBOR + 0.140%	2.037	%(c)	03/25/47		619	$584,965
Structured Asset Investment Loan Trust, Series 2003-BC2, Class A3, 1 Month LIBOR + 0.700%	2.597	(c)	04/25/33		170	166,322
Structured Asset Investment Loan Trust (Cayman Islands), Series 2003-BC9, Class 3A3, 1 Month LIBOR + 0.700%	2.597	(c)	08/25/33		111	111,571
Structured Asset Investment Loan Trust, Series 2004-8, Class A8, 1 Month LIBOR + 1.000%	2.897	(c)	09/25/34		1,342	1,314,908
Towd Point Mortgage Trust (United Kingdom), Series 2016-VA1, Class A1, 144A	1.753	(cc)	02/20/54	GBP	242	336,068
Towd Point Mortgage Trust,
Series 2017-4, Class A1, 144A	2.750	(cc)	06/25/57		1,221	1,198,634
Series 2017-6, Class A1, 144A	2.750	(cc)	10/25/57		1,379	1,355,235
VOLT LLC,
Series 2017-NP10, Class A1, 144A	3.000	(cc)	10/25/47		408	404,215
Series 2017-NPL4, Class A1, 144A	3.375	(cc)	04/25/47		55	55,033

						10,064,252

Student Loans 0.3%
Earnest Student Loan Program LLC, Series 2016-D, Class A1, 144A, 1 Month LIBOR + 1.400%	3.297	(c)	01/25/41		47	47,766
Laurel Road Prime Student Loan Trust, Series 2018-A, Class A, 144A	3.651		02/25/43		1,440	2,149,344

						2,197,110

TOTAL ASSET-BACKED SECURITIES (cost $159,060,832)						159,677,528

BANK LOANS(c) 0.2%

Financial Institutions
Dell International LLC, Replacement Term A-3 LoanReplacement Term A-3 Loan, 1 Month LIBOR + 1.500%	3.410		12/31/18		354	353,697
McAfee LLC, Closing Date USD Term LoanFirst Lien Closing Date USD Term Loan, 1 Month LIBOR + 4.500%	6.401		09/30/24		622	629,205
McAfee LLC, Second Lien Initial Loan, 1 Month LIBOR + 8.500%	10.401		09/29/25		150	151,875

TOTAL BANK LOANS (cost $1,114,585)						1,134,777

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund	19

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value
COMMERCIAL MORTGAGE-BACKED SECURITIES 10.6%
245 Park Avenue Trust, Series 2017-245P, Class A, 144A	3.508%		06/05/37	55		$53,972
BANK,
Series 2017-BNK5, Class A4	3.131		06/15/60	1,000		956,538
Series 2017-BNK6, Class A4	3.254		07/15/60	800		772,030
Series 2017-BNK8, Class A3	3.229		11/15/50	675		649,017
BBCCRE Trust, Series 2015-GTP, Class A, 144A	3.966		08/10/33	300		296,823
BBCMS Mortgage Trust, Series 2018-TALL, Class D, 144A, 1 Month LIBOR + 1.449%	3.345	(c)	03/15/37	4,500		4,471,819
CD Mortgage Trust,
Series 2017-CD4, Class A3	3.248		05/10/50	600		580,780
Series 2017-CD5, Class A3	3.171		08/15/50	800		766,953
Series 2017-CD6, Class A4	3.190		11/13/50	1,650		1,584,649
CFCRE Commercial Mortgage Trust,
Series 2016-C4, Class A4	3.283		05/10/58	600		583,862
Series 2016-C7, Class A2	3.585		12/10/54	1,800		1,783,548
Citigroup Commercial Mortgage Trust,
Series 2013-GC11, Class A2	1.987		04/10/46	—	(r)	3
Series 2014-GC21, Class A4	3.575		05/10/47	250		251,547
Series 2014-GC25, Class A4	3.635		10/10/47	1,250		1,255,235
Series 2015-GC33, Class A4	3.778		09/10/58	1,550		1,563,608
Series 2016-C1, Class A4	3.209		05/10/49	20		19,397
Series 2016-C3, Class A3	2.896		11/15/49	700		660,974
Series 2016-GC37, Class A4	3.314		04/10/49	2,100		2,046,802
Series 2017-C4, Class A3	3.209		10/12/50	1,150		1,106,265
Series 2017-P7, Class XC, IO	0.326	(cc)	04/14/50	16,000		367,374
Series 2017-P8, Class A3	3.203		09/15/50	1,600		1,539,250
Series 2018-B2, Class A3	3.744		03/10/51	2,900		2,906,597
CityLine Commercial Mortgage Trust,
Series 2016-CLNE, Class B, 144A	2.871	(cc)	11/10/31	300		283,027
Series 2016-CLNE, Class C, 144A	2.871	(cc)	11/10/31	100		92,889
Commercial Mortgage Trust,
Series 2012-CR1, Class XA, IO	2.051	(cc)	05/15/45	1,085		66,209
Series 2012-CR4, Class A2	1.801		10/15/45	5,374		5,143,530
Series 2013-CR10, Class A2	2.972		08/10/46	250		250,149
Series 2014-CR15, Class XB, IO, 144A	0.024	(cc)	02/10/47	157,461		180,860
Series 2014-UBS5, Class A4	3.838		09/10/47	400		406,468
Series 2015-CR26, Class A4	3.630		10/10/48	50		49,937
Series 2015-LC21, Class A4	3.708		07/10/48	300		301,673
Series 2015-PC1, Class A5	3.902		07/10/50	1,490		1,514,220
Series 2016-COR1, Class A3	2.826		10/10/49	700		660,804
Series 2016-DC2, Class A5	3.765		02/10/49	275		276,125
Series 2017-COR2, Class A2	3.239		09/10/50	1,725		1,663,389

See Notes to Financial Statements.

20

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Credit Suisse Mortgage Trust,
Series 2016-NXSR, Class A4	3.795	%(cc)	12/15/49	150	$150,285
Series 2017-LSTK, Class B, 144A	3.030		04/05/33	500	492,601
Series 2017-LSTK, Class C, 144A	3.229		04/05/33	300	295,992
CSAIL Commercial Mortgage Trust, Series 2015-C3, Class A4	3.718		08/15/48	1,700	1,706,527
DBJPM Mortgage Trust,
Series 2016-C3, Class A4	2.632		09/10/49	400	371,407
Series 2017-C6, Class A4	3.071		06/10/50	600	571,065
DBWF Mortgage Trust, Series 2016-85T, Class D, 144A	3.935	(cc)	12/10/36	200	189,706
Eleven Madison Trust Mortgage Trust, Series 2015-11MD, Class C, 144A	3.673	(cc)	09/10/35	250	241,686
Fannie Mae-Aces, Series 2015-M7, Class AB2	2.502		12/25/24	975	941,477
FHLMC Multifamily Structured Pass-Through Certificates,
Series K006, Class AX1, IO	1.119	(cc)	01/25/20	7,689	104,810
Series K007, Class X1, IO	1.205	(cc)	04/25/20	5,752	94,559
Series K008, Class X1, IO	1.682	(cc)	06/25/20	1,151	30,283
Series K018, Class X1, IO	1.509	(cc)	01/25/22	2,948	118,162
Series K020, Class X1, IO	1.556	(cc)	05/25/22	1,828	85,597
Series K025, Class X1, IO	0.989	(cc)	10/25/22	6,577	212,198
Series K069, Class X1, IO	0.497	(cc)	09/25/27	6,999	217,824
Series K725, Class X1, IO	0.844	(cc)	01/25/24	44,387	1,574,765
GS Mortgage Securities Corp.,
Series 2017-GS8, Class A3	3.205		11/10/50	1,400	1,343,257
GS Mortgage Securities Trust,
Series 2014-GC20, Class XB, IO	0.492	(cc)	04/10/47	15,000	369,896
Series 2017-GS6, Class A2	3.164		05/10/50	700	672,490
Series 2017-GS7, Class A3	3.167		08/10/50	1,180	1,123,861
IMT Trust,
Series 2017-APTS, Class AFX, 144A	3.478		06/15/34	500	496,204
Series 2017-APTS, Class XFLC, IO, 144A	0.085	(cc)	06/15/34	205,315	14,906
JPMBB Commercial Mortgage Securities Trust,
Series 2015-C29, Class A4	3.611		05/15/48	1,890	1,887,188
Series 2017-C7, Class A4	3.147		10/15/50	1,100	1,052,380
Series 2014-C25, Class A5	3.672		11/15/47	1,400	1,408,119
Series 2015-C29, Class XA, IO	1.058	(cc)	05/15/48	20,476	655,604
Series 2015-C31, Class A3	3.801		08/15/48	1,475	1,493,052
Series 2016-C1, Class A5	3.576		03/15/49	600	596,181
JPMDB Commercial Mortgage Securities Trust,
Series 2017-C5, Class A4	3.414		03/15/50	350	343,183
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C20, Class A3	2.988		02/15/48	1,025	987,197
Series 2016-C29, Class A3	3.058		05/15/49	2,750	2,637,697
Series 2016-C30, Class A5	2.860		09/15/49	350	328,953
Series 2017-C33, Class A4	3.337		05/15/50	1,200	1,163,913

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund	21

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Morgan Stanley Capital I Trust,
Series 2015-UBS8, Class A4	3.809%		12/15/48	1,770	$1,784,896
Series 2017-H1, Class A4	3.259		06/15/50	600	579,577
Series 2017-HR2, Class A3	3.330		12/15/50	2,000	1,935,912
UBS Commercial Mortgage Trust,
Series 2017-C2, Class A3	3.225		08/15/50	1,100	1,058,705
Series 2017-C7, Class A3	3.418		12/15/50	2,100	2,041,056
Series 2018-C8, Class A3	3.720		02/15/51	2,700	2,686,642
Wells Fargo Commercial Mortgage Trust,
Series 2017-C39, Class A4	3.157		09/15/50	1,400	1,339,420
Series 2017-C40, Class A3	3.317		10/15/50	350	339,719
Series 2017-RB1, Class A4	3.374		03/15/50	875	853,186
Series 2018-C43, Class XB, IO	0.524	(cc)	03/15/51	51,500	1,764,375

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $75,815,635)					73,462,836

CORPORATE BONDS 28.8%

Agriculture 0.2%
Altria Group, Inc., Gtd. Notes	2.850		08/09/22	100	97,441
BAT Capital Corp. (United Kingdom), Gtd. Notes, 144A	2.297		08/14/20	1,220	1,193,624
Philip Morris International, Inc., Sr. Unsec’d. Notes	4.125		05/17/21	100	102,498

					1,393,563

Airlines 0.3%
American Airlines Pass-Through Trust, Pass-Through Certificates	4.950		07/15/24	140	144,002
Delta Air Lines Pass-Through Trust, Pass-Through Certificates	4.950		11/23/20	88	89,447
Delta Air Lines, Inc., Sr. Unsec’d. Notes	3.400		04/19/21	1,725	1,719,222
United Airlines Pass-Through Trust, Pass-Through Certificates	4.000		10/11/27	133	133,445

					2,086,116

Auto Manufacturers 0.8%
BMW US Capital LLC (Germany),
Gtd. Notes, 144A, 3 Month LIBOR + 0.410%	2.749	(c)	04/12/21	230	230,784
Gtd. Notes, 144A	3.100		04/12/21	305	304,149
Daimler Finance North America LLC (Germany),
Gtd. Notes, 144A	2.200		05/05/20	210	205,942
Sr. Unsec’d. Notes, 144A	3.100		05/04/20	550	549,598
Sr. Unsec’d. Notes, 144A	3.350		05/04/21	915	913,938
General Motors Co., Sr. Unsec’d. Notes	6.600		04/01/36	70	78,420

See Notes to Financial Statements.

22

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Auto Manufacturers (cont’d.)
General Motors Financial Co., Inc.,
Gtd. Notes, 3 Month LIBOR + 0.850%	3.188	%(c)	04/09/21	720	$725,103
Gtd. Notes	3.500		07/10/19	295	296,880
Gtd. Notes(a)	3.550		04/09/21	545	544,594
Gtd. Notes	3.850		01/05/28	1,370	1,274,950
Jaguar Land Rover Automotive PLC (United Kingdom), Gtd. Notes, 144A	4.250		11/15/19	200	201,500

					5,325,858

Banks 8.0%
Agence Francaise de Developpement (France), Sr. Unsec’d. Notes	1.625		01/21/20	1,000	980,178
Banco de Credito del Peru (Peru), Sr. Unsec’d. Notes, 144A	2.250		10/25/19	200	198,100
Banco do Brasil SA (Brazil), Gtd. Notes	3.875		10/10/22	1,100	1,058,200
Banco Santander SA (Spain),
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.120%	3.459	(c)	04/12/23	200	201,055
Sr. Unsec’d. Notes	3.848		04/12/23	600	595,406
Bank Nederlandse Gemeenten NV (Netherlands),
Sr. Unsec’d. Notes, 144A, MTN	1.750		10/05/20	200	194,919
Sr. Unsec’d. Notes, EMTN	1.125		05/25/18	600	599,670
Sr. Unsec’d. Notes, 144A, MTN	2.375		02/01/22	800	781,510
Bank of America Corp.,
Jr. Sub. Notes	6.300		12/31/49	40	42,348
Jr. Sub. Notes	8.125		12/31/49	175	175,350
Sr. Unsec’d. Notes, 144A	3.004		12/20/23	447	433,782
Sr. Unsec’d. Notes, GMTN	3.300		01/11/23	125	123,567
Sr. Unsec’d. Notes, GMTN	3.593		07/21/28	530	504,905
Sr. Unsec’d. Notes, MTN	2.600		01/15/19	76	75,986
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.870%, MTN	3.178	(c)	04/01/19	250	251,845
Sr. Unsec’d. Notes, MTN	3.824		01/20/28	360	350,905
Sr. Unsec’d. Notes, MTN	4.125		01/22/24	250	255,907
Sr. Unsec’d. Notes, MTN	4.443		01/20/48	315	315,672
Sr. Unsec’d. Notes, MTN	5.650		05/01/18	125	125,000
Sub. Notes, MTN	3.950		04/21/25	300	293,886
Bank of Baroda (India), Sr. Unsec’d. Notes, 144A	4.875		07/23/19	1,400	1,419,998
Bank of Montreal (Canada),
Series D, Sr. Unsec’d. Notes, 3 Month LIBOR + 0.460%, MTN	2.802	(c)	04/13/21	400	401,589
Series D, Sr. Unsec’d. Notes, MTN	3.100		04/13/21	675	672,258
Bank of New York Mellon Corp. (The), Jr. Sub. Notes	4.625		12/31/49	125	120,313
Bank of Tokyo-Mitsubishi UFJ Ltd. (The) (Japan), Sr. Unsec’d. Notes, 144A	2.300		03/10/19	310	308,584

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund	23

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Banks (cont’d.)
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	4.375%	01/12/26	200	$197,477
BNP Paribas SA (France),
Sr. Unsec’d. Notes, 144A	3.375	01/09/25	695	665,299
Sr. Unsec’d. Notes, 144A, MTN	2.950	05/23/22	415	403,425
Branch Banking & Trust Co., Sr. Unsec’d. Notes	2.850	04/01/21	550	543,843
Caixa Economica Federal (Brazil), Sub. Notes	7.250	07/23/24	815	841,952
Capital One Financial Corp., Sr. Unsec’d. Notes	3.450	04/30/21	3,445	3,445,493
Citibank NA, Sr. Unsec’d. Notes	3.050	05/01/20	3,700	3,697,730
Citigroup, Inc.,
Jr. Sub. Notes	5.950	12/31/49	235	242,931
Jr. Sub. Notes	6.125	12/31/49	105	109,725
Sr. Unsec’d. Notes	3.520	10/27/28	990	933,804
Sr. Unsec’d. Notes	4.075	04/23/29	2,110	2,072,742
Sub. Notes	4.400	06/10/25	210	209,801
Sub. Notes	4.600	03/09/26	165	166,533
Sub. Notes	4.750	05/18/46	455	443,503
Credit Suisse Group Funding Guernsey Ltd. (Switzerland), Gtd. Notes	3.125	12/10/20	250	248,510
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes	3.150	01/22/21	470	461,623
Sr. Unsec’d. Notes, GMTN	3.375	05/12/21	315	311,054
Development Bank of Japan, Inc. (Japan), Gov’t. Gtd. Notes, 144A, MTN	2.125	09/01/22	200	191,165
Dexia Credit Local SA (France),
Gov’t. Liquid Gtd. Notes	2.250	02/18/20	250	247,369
Gov’t. Liquid Gtd. Notes	1.875	01/29/20	500	491,812
Gov’t. Liquid Gtd. Notes, 144A	1.875	09/15/21	500	480,762
Gov’t. Liquid Gtd. Notes, 144A	2.500	01/25/21	750	740,240
Gov’t. Liquid Gtd. Notes, EMTN	2.250	01/30/19	1,250	1,246,887
Fifth Third Bank, Sr. Unsec’d. Notes	2.375	04/25/19	200	199,564
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes	5.375	12/31/49	175	178,937
Sr. Unsec’d. Notes, MTN	2.905	07/24/23	1,400	1,351,555
Sr. Unsec’d. Notes	3.500	01/23/25	515	497,700
Sr. Unsec’d. Notes	3.500	11/16/26	280	265,178
Sr. Unsec’d. Notes	3.850	01/26/27	520	502,071
Sr. Unsec’d. Notes	4.223	05/01/29	2,490	2,447,572
Sub. Notes	5.150	05/22/45	125	129,979
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	5.100	04/05/21	125	131,278
Intesa Sanpaolo SpA (Italy), Sr. Unsec’d. Notes, 144A	3.875	07/14/27	200	187,880

See Notes to Financial Statements.

24

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Banks (cont’d.)
JPMorgan Chase & Co.,
Jr. Sub. Notes, 3 Month LIBOR + 3.470%	5.829	%(c)	12/31/49	200	$201,500
Jr. Sub. Notes	6.100		12/31/49	125	129,531
Sr. Unsec’d. Notes	3.509		01/23/29	375	355,209
Sr. Unsec’d. Notes	3.625		05/13/24	350	347,494
Sr. Unsec’d. Notes	3.964		11/15/48	1,085	991,745
Sr. Unsec’d. Notes	4.005		04/23/29	1,085	1,064,810
Sub. Notes	4.250		10/01/27	215	212,361
JPMorgan Chase Bank NA, Sr. Unsec’d. Notes	3.086		04/26/21	3,000	2,997,917
KeyCorp, Sr. Unsec’d. Notes, MTN	5.100		03/24/21	400	419,743
Lloyds Bank PLC (United Kingdom), Gtd. Notes, 144A, MTN	5.800		01/13/20	375	391,528
Lloyds Banking Group PLC (United Kingdom), Sr. Unsec’d. Notes	4.375		03/22/28	675	671,673
Manufacturers & Traders Trust Co., Sr. Unsec’d. Notes	2.300		01/30/19	350	349,278
Mizuho Financial Group, Inc. (Japan), Sr. Unsec’d. Notes	3.549		03/05/23	1,930	1,914,026
Morgan Stanley,
Jr. Sub. Notes	5.450		12/31/49	75	76,219
Sr. Unsec’d. Notes	4.375		01/22/47	350	340,252
Sr. Unsec’d. Notes, GMTN	3.125		01/23/23	400	390,905
Sr. Unsec’d. Notes, GMTN	3.772		01/24/29	190	182,617
Sr. Unsec’d. Notes, MTN	3.971		07/22/38	440	411,680
Sub. Notes, GMTN	4.350		09/08/26	335	332,870
Sub. Notes, MTN	5.000		11/24/25	165	171,139
PNC Bank NA, Sub. Notes	4.200		11/01/25	350	356,528
Royal Bank of Canada (Canada),
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.390%, GMTN	2.749	(c)	04/30/21	1,440	1,441,940
Sr. Unsec’d. Notes, GMTN	3.200		04/30/21	3,610	3,611,754
Santander UK PLC (United Kingdom), Sr. Unsec’d. Notes	2.375		03/16/20	240	236,893
Skandinaviska Enskilda Banken AB (Sweden), Sr. Unsec’d. Notes, 144A, MTN	2.375		03/25/19	325	323,648
State Street Corp., Jr. Sub. Notes	5.250		12/31/49	125	128,437
Sumitomo Mitsui Banking Corp. (Japan), Bank Gtd. Notes, 3 Month LIBOR + 0.350%	2.703	(c)	01/17/20	1,325	1,326,200
U.S. Bancorp, Sr. Unsec’d. Notes, 3 Month LIBOR + 0.400%, MTN	2.760	(c)	04/25/19	500	501,366
UBS Group Funding Switzerland AG (Switzerland), Gtd. Notes, 144A	3.000		04/15/21	390	384,865
Wells Fargo & Co., Sr. Unsec’d. Notes	2.500		03/04/21	75	73,473

					55,103,928

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund	25

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Beverages 0.1%
Anheuser-Busch InBev Finance, Inc. (Belgium),
Gtd. Notes	4.700%		02/01/36	160	$164,807
Gtd. Notes	4.900		02/01/46	40	41,498
Central American Bottling Corp. (Guatemala), Gtd. Notes, 144A	5.750		01/31/27	200	204,880

					411,185

Biotechnology 0.1%
Amgen, Inc.,
Sr. Unsec’d. Notes	3.875		11/15/21	250	254,284
Sr. Unsec’d. Notes	4.663		06/15/51	145	144,870

					399,154

Building Materials 0.3%
Martin Marietta Materials, Inc., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.500%	2.702	(c)	12/20/19	1,015	1,017,962
Vulcan Materials Co., Sr. Unsec’d. Notes, 144A	4.700		03/01/48	995	959,336

					1,977,298

Chemicals 0.5%
CNAC HK Finbridge Co. Ltd. (China), Gtd. Notes	3.500		07/19/22	1,500	1,446,258
Dow Chemical Co. (The),
Sr. Unsec’d. Notes	4.125		11/15/21	100	102,202
Sr. Unsec’d. Notes	4.250		11/15/20	93	95,240
Kraton Polymers LLC/Kraton Polymers Capital Corp., Gtd. Notes, 144A	10.500		04/15/23	900	995,625
LyondellBasell Industries NV, Sr. Unsec’d. Notes	6.000		11/15/21	350	376,265
Mexichem SAB de CV (Mexico), Gtd. Notes, 144A	4.875		09/19/22	290	293,480
Sherwin-Williams Co. (The), Sr. Unsec’d. Notes	3.450		08/01/25	85	82,465

					3,391,535

Commercial Services 0.6%
ERAC USA Finance LLC, Gtd. Notes, 144A	2.800		11/01/18	100	99,854
SNCF Reseau (France),
Sr. Unsec’d. Notes, EMTN	1.375		10/11/19	1,000	979,840
Sr. Unsec’d. Notes, EMTN	2.000		10/13/20	2,000	1,955,700
University of Notre Dame du Lac, Unsec’d. Notes	3.394		02/15/48	400	377,235
Western Union Co. (The), Sr. Unsec’d. Notes, 3 Month LIBOR + 0.800%	2.704	(c)	05/22/19	780	782,502

					4,195,131

See Notes to Financial Statements.

26

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)

Computers 0.2%
Dell International LLC/EMC Corp., Sr. Sec’d. Notes, 144A	3.480%	06/01/19		100	$100,224
EMC Corp., Sr. Unsec’d. Notes	2.650	06/01/20		300	291,330
Hewlett Packard Enterprise Co.,
Sr. Unsec’d. Notes, 144A	2.100	10/04/19		650	641,110
Sr. Unsec’d. Notes	2.850	10/05/18		60	60,084

					1,092,748

Distribution/Wholesale 0.2%
Global Partners LP/GLP Finance Corp., Gtd. Notes	6.250	07/15/22		1,325	1,325,000

Diversified Financial Services 1.0%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Netherlands), Gtd. Notes	3.750	05/15/19		150	151,101
Arrow Global Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A	5.125	09/15/24	GBP	100	136,967
CDP Financial, Inc. (Canada), Gtd. Notes, 144A	4.400	11/25/19		3,035	3,104,792
CPPIB Capital, Inc. (Canada),
Gtd. Notes, 144A, MTN	2.750	11/02/27		750	715,878
Gtd. Notes, 144A	2.375	01/29/21		1,000	985,834
Discover Financial Services, Sr. Unsec’d. Notes	5.200	04/27/22		400	417,066
Intrum Justitia AB (Sweden), Sr. Unsec’d. Notes, 144A	2.750	07/15/22	EUR	225	269,024
Nomura Holdings, Inc. (Japan), Sr. Unsec’d. Notes, GMTN	2.750	03/19/19		100	99,956
Ontario Teachers’ Finance Trust (Canada),
Gov’t. Gtd. Notes, 144A	2.125	09/19/22		250	239,512
Gov’t. Gtd. Notes, 144A	2.750	04/16/21		250	248,336
Private Export Funding Corp., Sr. Unsec’d. Notes, 144A	2.650	02/16/21		200	198,754

					6,567,220

Electric 2.0%
AES Panama SRL (Panama), Sr. Unsec’d. Notes, 144A	6.000	06/25/22		825	851,813
Calpine Corp., Sr. Unsec’d. Notes	5.500	02/01/24		1,000	917,500
Commonwealth Edison Co., First Mortgage	2.150	01/15/19		25	24,935
Consolidated Edison Co. of New York, Inc., Sr. Unsec’d. Notes	4.300	12/01/56		25	25,178
ContourGlobal Power Holdings SA, Sr. Sec’d. Notes, 144A	5.125	06/15/21	EUR	275	342,052
DPL, Inc.,
Sr. Unsec’d. Notes	6.750	10/01/19		829	853,870
Sr. Unsec’d. Notes	7.250	10/15/21		275	299,090
Electricite de France SA (France), Sr. Unsec’d. Notes, 144A	2.150	01/22/19		50	49,714
Enel Americas SA (Chile), Sr. Unsec’d. Notes	4.000	10/25/26		30	28,988

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund	27

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)

Electric (cont’d.)
Enel Finance International NV (Italy),
Gtd. Notes, 144A	2.875%	05/25/22		515	$499,521
Gtd. Notes, 144A	3.500	04/06/28		265	246,061
FirstEnergy Corp., Sr. Unsec’d. Notes	3.900	07/15/27		505	494,115
FirstEnergy Transmission LLC, Sr. Unsec’d. Notes, 144A	4.350	01/15/25		125	127,227
Hydro-Quebec (Canada),
Gov’t. Gtd. Notes	8.050	07/07/24		500	620,606
Gov’t. Gtd. Notes	9.400	02/01/21		225	261,564
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes, 144A	9.375	01/28/20		1,265	1,383,467
Sr. Sec’d. Notes, 144A, GMTN	4.250	08/14/28		320	305,590
Majapahit Holding BV (Indonesia), Gtd. Notes	7.750	01/20/20		200	213,760
Monongahela Power Co., First Mortgage, 144A	4.100	04/15/24		425	435,301
Nova Scotia Power Finance Corp. (Canada), Gov’t. Gtd. Notes	9.400	04/01/21		1,400	1,631,898
NRG Energy, Inc., Gtd. Notes	6.250	07/15/22		2,000	2,050,000
Progress Energy, Inc., Sr. Unsec’d. Notes	4.400	01/15/21		300	307,108
Sempra Energy, Sr. Unsec’d. Notes	4.000	02/01/48		580	531,100
Vistra Energy Corp.,
Gtd. Notes	5.875	06/01/23		369	377,303
Gtd. Notes	7.375	11/01/22		1,000	1,053,750

					13,931,511

Engineering & Construction 0.0%
GMR Hyderabad International Airport Ltd. (India), Sr. Sec’d. Notes, 144A	4.250	10/27/27		200	180,959

Entertainment 0.5%
CPUK Finance Ltd. (United Kingdom), Sec’d. Notes, 144A	4.250	02/28/47	GBP	100	138,369
Eldorado Resorts, Inc., Gtd. Notes	7.000	08/01/23		1,000	1,056,250
GLP Capital LP/GLP Financing, Inc., Gtd. Notes	4.875	11/01/20		325	332,215
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp., Sr. Sec’d. Notes, 144A	5.000	08/01/18		200	200,040
Scientific Games International, Inc.,
Gtd. Notes	6.250	09/01/20		500	500,625
Gtd. Notes	6.625	05/15/21		1,250	1,275,000

					3,502,499

Environmental Control 0.0%
Clean Harbors, Inc., Gtd. Notes	5.125	06/01/21		250	251,563

See Notes to Financial Statements.

28

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)

Foods 0.4%
B&G Foods, Inc., Gtd. Notes	4.625%		06/01/21		1,250	$1,235,550
General Mills, Inc., Sr. Unsec’d. Notes	3.200		04/16/21		650	649,736
JBS USA LLC/JBS USA Finance, Inc. (Brazil), Gtd. Notes, 144A	7.250		06/01/21		600	604,500
Picard Groupe SAS (France), Sr. Sec’d. Notes, 144A, 3 Month EURIBOR + 3.000%	3.000	(c)	11/30/23	EUR	425	511,026

						3,000,812

Forest Products & Paper 0.1%
Georgia-Pacific LLC, Gtd. Notes, 144A	5.400		11/01/20		200	210,535
International Paper Co.,
Sr. Unsec’d. Notes	4.350		08/15/48		300	273,156
Sr. Unsec’d. Notes	4.400		08/15/47		125	115,408
Mercer International, Inc. (Canada), Sr. Unsec’d. Notes	7.750		12/01/22		100	105,250

						704,349

Healthcare-Products 0.5%
Abbott Laboratories, Sr. Unsec’d. Notes	2.900		11/30/21		380	374,711
Becton, Dickinson and Co., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.875%	2.944	(c)	12/29/20		2,370	2,375,972
Edwards Lifesciences Corp., Sr. Unsec’d. Notes	2.875		10/15/18		100	100,134
Medtronic, Inc., Gtd. Notes	2.500		03/15/20		645	641,070

						3,491,887

Healthcare-Services 0.8%
Centene Corp., Sr. Unsec’d. Notes	4.750		05/15/22		475	479,750
CHS/Community Health Systems, Inc.,
Gtd. Notes(a)	7.125		07/15/20		100	79,000
Gtd. Notes(a)	8.000		11/15/19		315	286,650
Sr. Sec’d. Notes(a)	5.125		08/01/21		350	322,438
Cigna Corp., Sr. Unsec’d. Notes	4.500		03/15/21		100	102,487
Fresenius Medical Care US Finance, Inc. (Germany), Gtd. Notes, 144A	6.500		09/15/18		250	253,209
HCA, Inc.,
Gtd. Notes	7.500		02/15/22		400	440,000
Sr. Sec’d. Notes	4.750		05/01/23		225	226,667
Indiana University Health, Inc. Obligated Group, Sec’d. Notes	3.970		11/01/48		800	792,453
Molina Healthcare, Inc., Gtd. Notes	5.375		11/15/22		475	475,000
Tenet Healthcare Corp.,
Sr. Sec’d. Notes, 144A	4.625		07/15/24		700	675,570
Sr. Sec’d. Notes	6.000		10/01/20		750	774,037
Sr. Unsec’d. Notes	6.750		02/01/20		225	231,750

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund	29

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Healthcare-Services (cont’d.)
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	3.750%	07/15/25	730	$729,880

				5,868,891

Holding Companies—Diversified 0.1%
Hutchison Whampoa International Ltd. (Hong Kong), Gtd. Notes, 144A	5.750	09/11/19	350	362,524

Home Builders 1.6%
AV Homes, Inc., Gtd. Notes	6.625	05/15/22	750	767,812
Beazer Homes USA, Inc., Gtd. Notes	8.750	03/15/22	1,650	1,776,225
Brookfield Residential Properties, Inc. (Canada), Gtd. Notes, 144A	6.500	12/15/20	250	253,125
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. (Canada), Gtd. Notes, 144A	6.125	07/01/22	300	305,250
KB Home,
Gtd. Notes	7.000	12/15/21	325	344,906
Gtd. Notes	7.250	06/15/18	350	351,313
Lennar Corp.,
Gtd. Notes	4.125	01/15/22	400	398,500
Gtd. Notes, 144A	8.375	05/15/18	325	325,000
M/I Homes, Inc., Gtd. Notes	6.750	01/15/21	875	900,156
Mattamy Group Corp. (Canada), Sr. Unsec’d. Notes, 144A	6.875	12/15/23	1,500	1,541,250
Meritage Homes Corp.,
Gtd. Notes	6.000	06/01/25	750	773,437
Gtd. Notes	7.000	04/01/22	500	548,750
PulteGroup, Inc., Gtd. Notes	4.250	03/01/21	350	351,785
Taylor Morrison Communities, Inc./Taylor Morrison Holdings, Inc., Gtd. Notes, 144A	5.250	04/15/21	750	755,625
TRI Pointe Group, Inc., Gtd. Notes	4.875	07/01/21	350	350,875
TRI Pointe Group, Inc./TRI Pointe Homes, Inc., Gtd. Notes	4.375	06/15/19	650	650,813
William Lyon Homes, Inc., Gtd. Notes	5.875	01/31/25	500	487,025

				10,881,847

Home Furnishings 0.0%
Whirlpool Corp.,
Sr. Unsec’d. Notes	2.400	03/01/19	150	149,479
Sr. Unsec’d. Notes	4.700	06/01/22	100	104,144

				253,623

See Notes to Financial Statements.

30

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)

Housewares 0.1%
Newell Brands, Inc.,
Sr. Unsec’d. Notes	2.600%	03/29/19		143	$142,421
Sr. Unsec’d. Notes	4.000	06/15/22		100	99,630
Sr. Unsec’d. Notes	5.500	04/01/46		350	362,894

					604,945

Insurance 0.2%
Arch Capital Finance LLC, Gtd. Notes	4.011	12/15/26		135	134,064
AXIS Specialty Finance LLC, Gtd. Notes	5.875	06/01/20		250	261,886
Lincoln National Corp., Sr. Unsec’d. Notes	6.250	02/15/20		600	630,906
Markel Corp., Sr. Unsec’d. Notes	4.900	07/01/22		250	260,796
XLIT Ltd. (Bermuda), Gtd. Notes	2.300	12/15/18		400	398,727

					1,686,379

Internet 0.1%
Baidu, Inc. (China), Sr. Unsec’d. Notes	3.250	08/06/18		200	200,058
Netflix, Inc., Sr. Unsec’d. Notes, 144A	3.625	05/15/27	EUR	325	389,992
Tencent Holdings Ltd. (China), Sr. Unsec’d. Notes, 144A, MTN	3.375	05/02/19		250	250,858

					840,908

Investment Company 0.0%
Leucadia National Corp., Sr. Unsec’d. Notes	5.500	10/18/23		100	104,058

Iron/Steel 0.0%
Vale Overseas Ltd. (Brazil), Gtd. Notes	6.250	08/10/26		28	30,881

Lodging 0.3%
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp., Sr. Sec’d. Notes, 144A	6.750	11/15/21		1,250	1,290,625
Marriott International, Inc.,
Sr. Unsec’d. Notes	3.000	03/01/19		200	200,274
Sr. Unsec’d. Notes	3.250	09/15/22		100	98,164
MGM Resorts International, Gtd. Notes	8.625	02/01/19		125	129,496
Studio City Co., Ltd. (Hong Kong), Sr. Sec’d. Notes, 144A	7.250	11/30/21		200	208,250

					1,926,809

Machinery-Diversified 0.1%
CNH Industrial Capital LLC,
Gtd. Notes	4.375	11/06/20		200	204,000
Gtd. Notes	4.875	04/01/21		75	77,487
Xylem, Inc., Sr. Unsec’d. Notes	4.875	10/01/21		100	104,678

					386,165

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund	31

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Media 1.0%
Altice US Finance I Corp., Sr. Sec’d. Notes, 144A	5.375%	07/15/23	1,425	$1,426,781
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes	5.250	03/15/21	1,200	1,213,500
Sr. Unsec’d. Notes	5.250	09/30/22	913	927,266
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Unsec’d. Notes, 144A	5.125	12/15/21	1,050	1,039,500
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes	5.375	05/01/47	85	80,013
Sr. Sec’d. Notes	6.384	10/23/35	60	65,460
Sr. Sec’d. Notes	6.834	10/23/55	20	22,313
Sr. Sec’d. Notes	6.484	10/23/45	70	75,032
Discovery Communications LLC,
Gtd. Notes	5.000	09/20/37	40	39,184
Gtd. Notes	5.200	09/20/47	125	122,259
Mediacom Broadband LLC/Mediacom Broadband Corp., Sr. Unsec’d. Notes	5.500	04/15/21	300	303,375
Time Warner, Inc., Gtd. Notes	3.800	02/15/27	140	135,474
Univision Communications, Inc., Sr. Sec’d. Notes, 144A	6.750	09/15/22	324	332,100
Vrio Finco 1 LLC/Vrio Finco 2, Inc. (Brazil), Sr. Sec’d. Notes, 144A	6.250	04/04/23	1,000	1,007,500

				6,789,757

Miscellaneous Manufacturing 0.0%
Textron, Inc., Sr. Unsec’d. Notes	3.650	03/01/21	25	25,158

Multi-National 2.0%
Asian Development Bank (Supranational Bank),
Sr. Unsec’d. Notes	5.820	06/16/28	3,000	3,609,971
Sr. Unsec’d. Notes	6.375	10/01/28	1,080	1,356,955
Corp Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes	2.200	07/18/20	245	240,681
Sr. Unsec’d. Notes	2.000	05/10/19	125	124,017
Sr. Unsec’d. Notes	2.125	09/27/21	865	833,627
Sr. Unsec’d. Notes	2.750	01/06/23	800	775,544
Sr. Unsec’d. Notes	4.375	06/15/22	1,100	1,142,614
Inter-American Development Bank (Supranational Bank),
Notes	6.800	10/15/25	500	608,655
Unsec’d. Notes	6.950	08/01/26	500	619,883
Unsec’d. Notes, MTN	6.750	07/15/27	1,895	2,357,393
North American Development Bank (Supranational Bank),
Sr. Unsec’d. Notes	2.400	10/26/22	600	578,603
Sr. Unsec’d. Notes	4.375	02/11/20	1,600	1,640,726

				13,888,669

See Notes to Financial Statements.

32

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)

Office Furnishings 0.0%
Steelcase, Inc., Sr. Unsec’d. Notes	6.375%	02/15/21		100	$106,951

Office/Business Equipment 0.1%
Pitney Bowes, Inc., Sr. Unsec’d. Notes	3.625	09/15/20		515	508,563

Oil & Gas 1.6%
Anadarko Finance Co., Gtd. Notes	7.500	05/01/31		250	315,117
Canadian Natural Resources Ltd. (Canada), Sr. Unsec’d. Notes, GMTN	4.950	06/01/47		500	514,210
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes(a)	5.400	06/15/47		1,337	1,331,981
CNOOC Finance Ltd. (China), Gtd. Notes	3.000	05/09/23		200	191,101
CNX Resources Corp., Gtd. Notes	8.000	04/01/23		900	947,250
Concho Resources, Inc., Gtd. Notes	4.875	10/01/47		350	355,858
Devon Energy Corp., Sr. Unsec’d. Notes	5.600	07/15/41		150	165,452
Helmerich & Payne International Drilling Co., Gtd. Notes	4.650	03/15/25		300	309,778
Husky Energy, Inc. (Canada), Sr. Unsec’d. Notes	6.150	06/15/19		350	361,026
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes, 144A	3.875	04/19/22		200	197,624
Sr. Unsec’d. Notes, 144A	4.750	04/19/27		200	196,700
Sr. Unsec’d. Notes, 144A, MTN	6.375	04/09/21		200	214,040
Noble Energy, Inc.,
Sr. Unsec’d. Notes	4.150	12/15/21		150	152,495
Sr. Unsec’d. Notes	5.050	11/15/44		100	103,615
Pertamina Persero PT (Indonesia), Sr. Unsec’d. Notes	4.875	05/03/22		400	409,705
Petrobras Global Finance BV (Brazil),
Gtd. Notes	4.375	05/20/23		600	585,000
Gtd. Notes, 144A	5.299	01/27/25		175	172,112
Gtd. Notes	5.750	02/01/29		300	284,700
Gtd. Notes	6.125	01/17/22		40	42,232
Gtd. Notes	7.375	01/17/27		50	53,625
Gtd. Notes	8.375	05/23/21		65	73,242
Petroleos Mexicanos (Mexico),
Gtd. Notes, EMTN	4.875	02/21/28	EUR	100	129,817
Gtd. Notes, 144A	5.350	02/12/28		200	190,280
Gtd. Notes	5.375	03/13/22		85	88,001
Gtd. Notes	6.500	03/13/27		175	181,232
Gtd. Notes, EMTN	2.500	08/21/21	EUR	1,100	1,375,515
Gtd. Notes, EMTN	2.750	04/21/27	EUR	200	224,976
Sasol Financing International PLC (South Africa), Gtd. Notes	4.500	11/14/22		600	595,680
Sinopec Group Overseas Development Ltd. (China),
Gtd. Notes, 144A	2.250	09/13/20		780	759,769
Gtd. Notes	2.750	04/10/19		500	498,194
YPF SA (Argentina), Sr. Unsec’d. Notes, 144A	8.500	03/23/21		120	130,350

					11,150,677

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund	33

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)

Oil & Gas Services 0.0%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc., Sr. Unsec’d. Notes	4.080%	12/15/47		90	$82,589

Packaging & Containers 0.1%
Greif, Inc., Sr. Unsec’d. Notes	7.750	08/01/19		250	260,625
Horizon Parent Holdings Sarl (France), Sr. Sec’d. Notes, 144A, Cash coupon 8.250% or PIK N/A	8.250	02/15/22	EUR	100	127,100
Reynolds Group Issuer, Inc., Sr. Sec’d. Notes	5.750	10/15/20		581	585,825

					973,550

Pharmaceuticals 0.7%
AbbVie, Inc.,
Sr. Unsec’d. Notes	3.600	05/14/25		95	91,925
Sr. Unsec’d. Notes	4.500	05/14/35		150	149,557
Allergan Funding SCS,
Gtd. Notes	3.800	03/15/25		75	72,078
Gtd. Notes	4.550	03/15/35		165	155,383
Cardinal Health, Inc., Sr. Unsec’d. Notes	2.616	06/15/22		1,215	1,163,803
CVS Health Corp., Sr. Unsec’d. Notes	5.125	07/20/45		70	72,707
Mylan, Inc., Gtd. Notes, 144A	4.550	04/15/28		1,025	996,461
Shire Acquisitions Investments Ireland,
Gtd. Notes	2.400	09/23/21		1,405	1,347,843
Gtd. Notes	3.200	09/23/26		925	843,084
Valeant Pharmaceuticals International, Inc., Sr. Sec’d. Notes, 144A	6.500	03/15/22		150	155,625

					5,048,466

Pipelines 0.6%
EnLink Midstream Partners LP, Sr. Unsec’d. Notes	2.700	04/01/19		50	49,799
Enterprise Products Operating LLC, Gtd. Notes	3.900	02/15/24		250	251,152
Kinder Morgan Energy Partners LP,
Gtd. Notes	3.950	09/01/22		372	372,846
Gtd. Notes	6.500	04/01/20		50	52,822
MPLX LP, Sr. Unsec’d. Notes	5.200	03/01/47		20	20,454
NGPL PipeCo LLC, Sr. Unsec’d. Notes, 144A	4.375	08/15/22		125	124,375
ONEOK, Inc., Gtd. Notes	4.950	07/13/47		385	385,943
Plains All American Pipeline LP/PAA Finance Corp., Sr. Unsec’d. Notes	2.850	01/31/23		350	327,990
Rockies Express Pipeline LLC, Sr. Unsec’d. Notes, 144A	5.625	04/15/20		825	854,131
Western Gas Partners LP, Sr. Unsec’d. Notes	2.600	08/15/18		75	74,937

See Notes to Financial Statements.

34

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Pipelines (cont’d.)
Williams Partners LP,
Sr. Unsec’d. Notes	4.000%		09/15/25	225	$218,709
Sr. Unsec’d. Notes	4.500		11/15/23	670	682,519
Sr. Unsec’d. Notes	6.300		04/15/40	850	960,075

					4,375,752

Real Estate Investment Trusts (REITs) 0.4%
FelCor Lodging LP, Gtd. Notes	6.000		06/01/25	500	511,250
HCP, Inc., Sr. Unsec’d. Notes	3.750		02/01/19	100	100,411
Healthcare Trust of America Holdings LP, Gtd. Notes	2.950		07/01/22	555	538,153
Kimco Realty Corp., Sr. Unsec’d. Notes	6.875		10/01/19	100	105,002
RHP Hotel Properties LP/RHP Finance Corp., Gtd. Notes	5.000		04/15/21	450	452,813
Sabra Health Care LP/Sabra Capital Corp.,
Gtd. Notes	5.375		06/01/23	100	100,750
Gtd. Notes	5.500		02/01/21	800	818,000
Weyerhaeuser Co., Sr. Unsec’d. Notes	7.375		10/01/19	100	105,954

					2,732,333

Retail 0.4%
Dollar Tree, Inc., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.700%	3.055	(c)	04/17/20	500	501,431
Golden Nugget, Inc., Sr. Unsec’d. Notes, 144A	6.750		10/15/24	250	253,750
Hot Topic, Inc., Sr. Sec’d. Notes, 144A	9.250		06/15/21	275	270,188
L Brands, Inc.,
Gtd. Notes(a)	5.625		02/15/22	519	538,514
Gtd. Notes	6.625		04/01/21	400	425,000
Gtd. Notes	7.000		05/01/20	250	265,000
PetSmart, Inc., Sr. Sec’d. Notes, 144A	5.875		06/01/25	50	35,875
Rite Aid Corp., Gtd. Notes, 144A(a)	6.125		04/01/23	500	506,875
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes(a)	5.625		12/01/25	250	244,375

					3,041,008

Semiconductors 0.1%
Broadcom Corp./Broadcom Cayman Finance Ltd., Gtd. Notes	3.875		01/15/27	340	324,629
Maxim Integrated Products, Inc., Sr. Unsec’d. Notes	2.500		11/15/18	100	99,852
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A	4.125		06/01/21	350	350,875

					775,356

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund	35

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)

Software 0.8%
BMC Software Finance, Inc., Sr. Unsec’d. Notes, 144A	8.125%	07/15/21		175	$174,562
First Data Corp., Gtd. Notes, 144A	7.000	12/01/23		4,500	4,708,710
Fiserv, Inc., Sr. Unsec’d. Notes	3.850	06/01/25		275	274,468
Infor U.S., Inc., Sr. Sec’d. Notes, 144A	5.750	08/15/20		300	306,000
Microsoft Corp., Sr. Unsec’d. Notes	4.500	02/06/57		155	165,777
Nuance Communications, Inc., Gtd. Notes, 144A	5.375	08/15/20		182	182,910

					5,812,427

Telecommunications 1.4%
America Movil SAB de CV (Mexico), Gtd. Notes	5.000	03/30/20		100	102,959
AT&T, Inc., Sr. Unsec’d. Notes	3.400	05/15/25		375	357,125
Bharti Airtel International Netherlands BV (India), Gtd. Notes, 144A	5.125	03/11/23		200	201,314
CenturyLink, Inc.,
Sr. Unsec’d. Notes	5.625	04/01/20		400	405,500
Sr. Unsec’d. Notes	6.450	06/15/21		850	868,594
CommScope, Inc., Gtd. Notes, 144A	5.000	06/15/21		875	881,562
Level 3 Financing, Inc., Gtd. Notes	6.125	01/15/21		400	405,000
Qwest Corp., Sr. Unsec’d. Notes	6.750	12/01/21		50	53,769
Sprint Communications, Inc., Gtd. Notes, 144A	7.000	03/01/20		4,550	4,788,875
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Sr. Sec’d. Notes, 144A	3.360	03/20/23		350	348,730
Telecom Italia SpA (Italy), Sr. Unsec’d. Notes, EMTN	6.375	06/24/19	GBP	200	290,369
Verizon Communications, Inc.,
Sr. Unsec’d. Notes	4.500	08/10/33		250	245,838
Sr. Unsec’d. Notes	3.500	11/01/21		595	599,892
Wind Tre SpA (Italy), Sr. Sec’d. Notes, 144A	2.625	01/20/23	EUR	350	384,134

					9,933,661

Textiles 0.2%
Springs Industries, Inc., Sr. Sec’d. Notes	6.250	06/01/21		1,380	1,398,975

Transportation 0.1%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	3.450	09/15/21		100	100,548
XPO Logistics, Inc., Gtd. Notes, 144A	6.500	06/15/22		262	270,515

					371,063

Trucking & Leasing 0.2%
Avolon Holdings Funding Ltd. (Ireland), Gtd. Notes, 144A	5.500	01/15/23		1,150	1,147,125

TOTAL CORPORATE BONDS (cost $201,673,000)					199,441,426

See Notes to Financial Statements.

36

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
MUNICIPAL BONDS 0.2%

California 0.0%
University of California, Revenue Bonds,
Series AP	3.931%		05/15/45	25	$25,131
Series J	4.131		05/15/45	25	25,495

					50,626

Illinois 0.2%
State of Illinois, General Obligation Unlimited, Series D	5.000		11/01/22	985	1,028,064

New Jersey 0.0%
New Jersey Turnpike Authority, Revenue Bonds, Series F, BABs	7.414		01/01/40	100	147,113

Virginia 0.0%
University of Virginia, Revenue Bonds, Series C	4.179		09/01/17	125	121,047

TOTAL MUNICIPAL BONDS (cost $1,380,257)					1,346,850

RESIDENTIAL MORTGAGE-BACKED SECURITIES 2.8%

Residential Mortgage-Backed Securities
Bellemeade Re Ltd. (Bermuda),
Series 2017-1, Class M1, 144A, 1 Month LIBOR + 1.700%	3.597	(c)	10/25/27	201	201,898
Series 2018-1A, Class M1B, 144A, 1 Month LIBOR + 1.600%^	3.477	(c)	04/25/28	600	600,000
CIM Trust,
Series 2017-2, Class A1, 144A, 1 Month LIBOR + 2.000%	3.887	(c)	12/25/57	598	605,258
Series 2017-3, Class A1, 144A, 1 Month LIBOR + 2.000%	3.887	(c)	01/25/57	641	653,937
Series 2017-6, Class A1, 144A	3.015	(cc)	06/25/57	413	404,594
Series 2017-8, Class A1, 144A	3.000	(cc)	12/25/65	1,006	1,003,857
Citigroup Mortgage Loan Trust, Series 2011-12, Class 3A2, 144A	3.480	(cc)	09/25/47	79	74,560
Fannie Mae Connecticut Avenue Securities,
Series 2016-C03, Class 2M1, 1 Month LIBOR + 2.200%	4.097	(c)	10/25/28	83	83,066
Series 2016-C04, Class 1M1, 1 Month LIBOR + 1.450%	3.347	(c)	01/25/29	85	85,735
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M3, 1 Month LIBOR + 3.300%	5.197	(c)	10/25/27	570	635,076

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund	37

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)
Government National Mortgage Assoc., Series 2016-164, Class IG, IO	4.000%		12/20/46		5,865	$1,113,397
GSMSC Resecuritization Trust,
Series 2015-3R, Class 1A1, 144A, 1 Month LIBOR + 0.140%	2.037	(c)	01/26/37		182	180,047
Series 2015-3R, Class 1A2, 144A, 1 Month LIBOR + 0.140%	2.037	(c)	01/26/37		125	120,158
LSTAR Securities Investment Ltd. (Cayman Islands), Series 2017-5, Class A, 144A, 1 Month LIBOR + 2.000%	3.887	(c)	05/01/22		611	610,062
LSTAR Securities Investment Ltd., Series 2017-6, Class A, 144A, 1 Month LIBOR + 1.750%	3.657	(c)	09/01/22		392	392,672
LSTAR Securities Investment Ltd. (Cayman Islands),
Series 2017-8, Class A, 144A, 1 Month LIBOR + 1.650%	3.537	(c)	11/01/22		369	370,553
Series 2017-9, Class A, 144A, 1 Month LIBOR + 1.550%	3.457	(c)	12/01/22		125	124,068
LSTAR Securities Investment Trust, Series 2018-2, Class A1, 144A, 1 Month LIBOR + 1.500%	3.394	(c)	04/01/23		2,930	2,929,663
Mill City Mortgage Loan Trust, Series 2018-1, Class A1, 144A	3.250	(cc)	05/25/62		3,180	3,167,598
New Residential Mortgage Loan Trust, Series 2018-2A, Class A1, 144A	4.500	(cc)	03/25/36		1,740	1,785,200
PNMAC GMSR Issuer Trust, Series 2018-GT1, Class A, 144A, 1 Month LIBOR + 2.850%	4.747	(c)	02/25/23		440	442,746
Radnor RE Ltd. (Bermuda),
Series 2018-1, Class M1, 144A, 1 Month LIBOR + 1.400%	3.297	(c)	03/25/28		630	630,597
Series 2018-1, Class M2, 144A, 1 Month LIBOR + 2.700%	4.597	(c)	03/25/28		470	469,999
Ripon Mortgages PLC (United Kingdom), Series 1X, Class A2, 3 Month GBP LIBOR + 0.800%	1.353	(c)	08/20/56	GBP	1,466	2,028,588
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-18, Class 3A1	3.518	(cc)	12/25/34		331	323,443

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $18,980,003)						19,036,772

See Notes to Financial Statements.

38

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value
SOVEREIGN BONDS 9.9%
Argentine Republic Government International Bond,
Sr. Unsec’d. Notes	4.625%		01/11/23		650	$621,082
Sr. Unsec’d. Notes	6.875		04/22/21		150	157,425
Sr. Unsec’d. Notes	6.875		01/11/48		200	177,700
Sr. Unsec’d. Notes	7.820		12/31/33	EUR	351	466,657
Sr. Unsec’d. Notes	7.820		12/31/33	EUR	235	311,217
Brazil Minas SPE via State of Minas Gerais,
Gov’t. Gtd. Notes, 144A	5.333		02/15/28		200	199,000
Gov’t. Gtd. Notes	5.333		02/15/28		450	447,750
Colombia Government International Bond,
Sr. Unsec’d. Notes	7.375		03/18/19		2,000	2,074,000
Sr. Unsec’d. Notes	11.750		02/25/20		1,000	1,145,500
Costa Rica Government International Bond, Bonds	4.370		05/22/19		600	600,270
Croatia Government International Bond,
Sr. Unsec’d. Notes	6.375		03/24/21		200	214,600
Sr. Unsec’d. Notes	6.750		11/05/19		1,000	1,050,000
Dominican Republic International Bond,
Sr. Unsec’d. Notes	7.500		05/06/21		1,100	1,162,150
Sr. Unsec’d. Notes, 144A	7.500		05/06/21		150	158,475
Egypt Government International Bond,
Sr. Unsec’d. Notes, 144A	6.588		02/21/28		600	591,732
Sr. Unsec’d. Notes, 144A, MTN	4.750		04/16/26	EUR	190	228,743
Finnvera OYJ, Gov’t. Gtd. Notes, EMTN	2.375		06/04/25		600	563,154
Hellenic Republic Government Bond,
Bonds	3.000	(cc)	02/24/24	EUR	350	424,115
Bonds	3.000	(cc)	02/24/26	EUR	70	83,001
Bonds	3.000	(cc)	02/24/28	EUR	170	198,573
Bonds	3.000	(cc)	02/24/29	EUR	400	460,991
Bonds	3.000	(cc)	02/24/30	EUR	100	113,746
Bonds	3.000	(cc)	02/24/31	EUR	120	134,425
Bonds	3.000	(cc)	02/24/32	EUR	100	110,746
Bonds	3.000	(cc)	02/24/33	EUR	330	363,541
Bonds	3.000	(cc)	02/24/34	EUR	150	162,354
Bonds	3.000	(cc)	02/24/35	EUR	280	304,839
Bonds	3.500		01/30/23	EUR	970	1,204,801
Bonds	4.200		01/30/42	EUR	195	218,249
Sr. Unsec’d. Notes, 144A	4.375		08/01/22	EUR	1,980	2,547,658
Hungary Government International Bond,
Sr. Unsec’d. Notes	5.375		02/21/23		120	128,460
Sr. Unsec’d. Notes	6.250		01/29/20		1,000	1,050,000
Sr. Unsec’d. Notes	6.375		03/29/21		1,970	2,122,675
Iceland Government International Bond, Sr. Unsec’d. Notes, EMTN	0.500		12/20/22	EUR	1,000	1,211,989

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund	39

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
SOVEREIGN BONDS (Continued)
Indonesia Government International Bond,
Sr. Unsec’d. Notes	3.375%	07/30/25	EUR	250	$333,588
Sr. Unsec’d. Notes, 144A, MTN	2.150	07/18/24	EUR	250	312,400
Sr. Unsec’d. Notes, 144A	3.375	07/30/25	EUR	400	533,740
Sr. Unsec’d. Notes, EMTN	2.875	07/08/21	EUR	800	1,039,018
Sr. Unsec’d. Notes, EMTN	3.750	06/14/28	EUR	100	137,515
Sr. Unsec’d. Notes, 144A, MTN	5.875	01/15/24		1,000	1,086,362
Instituto de Credito Oficial, Gov’t. Gtd. Notes, 144A	1.625	09/14/18		200	199,111
Japan Bank for International Cooperation,
Gov’t. Gtd. Notes	1.500	07/21/21		600	570,477
Gov’t. Gtd. Notes	1.750	07/31/18		600	599,112
Gov’t. Gtd. Notes	1.750	05/29/19		400	395,620
Gov’t. Gtd. Notes	1.875	04/20/21		1,000	968,323
Gov’t. Gtd. Notes	2.125	07/21/20		200	196,489
Japan Finance Organization for Municipalities,
Sr. Unsec’d. Notes, EMTN	2.625	04/20/22		400	390,128
Sr. Unsec’d. Notes, 144A, MTN	2.000	09/08/20		200	195,169
Sr. Unsec’d. Notes, 144A, MTN	2.125	04/13/21		600	582,097
Sr. Unsec’d. Notes, 144A, MTN	2.625	04/20/22		200	195,064
Sr. Unsec’d. Notes, 144A, MTN	3.250	04/24/23		600	598,432
Japan International Cooperation Agency, Gov’t. Gtd. Notes	1.875	11/13/19		1,200	1,180,980
Lithuania Government International Bond,
Sr. Unsec’d. Notes	6.125	03/09/21		600	645,235
Sr. Unsec’d. Notes	6.625	02/01/22		1,200	1,335,000
Poland Government International Bond, Sr. Unsec’d. Notes	5.000	03/23/22		500	530,520
Portugal Government International Bond, Sr. Unsec’d. Notes, EMTN	5.125	10/15/24		2,200	2,329,998
Portugal Obrigacoes do Tesouro OT, Sr. Unsec’d. Notes, 144A	3.875	02/15/30	EUR	940	1,367,565
Province of Alberta,
Sr. Unsec’d. Notes(a)	2.200	07/26/22		250	240,464
Sr. Unsec’d. Notes	3.300	03/15/28		1,425	1,414,886
Province of Manitoba,
Sr. Unsec’d. Notes	2.125	05/04/22		325	312,462
Sr. Unsec’d. Notes	2.050	11/30/20		1,000	978,307
Province of New Brunswick, Sr. Unsec’d. Notes	2.750	06/15/18		1,000	1,000,600
Province of Nova Scotia,
Debentures	8.250	07/30/22		1,000	1,192,699
Debentures	8.750	04/01/22		1,000	1,189,995
Province of Ontario,
Sr. Unsec’d. Notes	2.250	05/18/22		1,250	1,207,275
Sr. Unsec’d. Notes	1.625	01/18/19		1,000	994,118
Sr. Unsec’d. Notes	2.000	09/27/18		2,000	1,997,121
Sr. Unsec’d. Notes	2.550	02/12/21		985	973,984

See Notes to Financial Statements.

40

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value
SOVEREIGN BONDS (Continued)
Province of Quebec,
Debentures	7.125%		02/09/24		280	$333,505
Sr. Unsec’d. Notes	2.750		04/12/27		170	162,325
Provincia de Buenos Aires,
Sr. Unsec’d. Notes, 144A	6.500		02/15/23		200	202,500
Sr. Unsec’d. Notes, 144A	9.950		06/09/21		750	832,268
Qatar Government International Bond, Sr. Unsec’d. Notes, 144A	5.103		04/23/48		575	569,911
Republic of Italy Government International Bond,
Sr. Unsec’d. Notes, EURIBOR ICE Swap Rate 11:00am (Cap 7.000%, Floor 2.000%), EMTN	2.000	(c)	06/15/20	EUR	500	629,636
Sr. Unsec’d. Notes, EMTN	3.444		12/31/24	EUR	1,875	2,378,467
Sr. Unsec’d. Notes, MTN	5.375		06/15/33		705	807,267
Republic of Poland Government International Bond, Sr. Unsec’d. Notes, EMTN	4.200		04/15/20	EUR	1,000	1,309,037
Republic of South Africa Government International Bond, Sr. Unsec’d. Notes	6.875		05/27/19		600	621,913
Saudi Government International Bond, Sr. Unsec’d. Notes, 144A, MTN	4.000		04/17/25		375	369,652
Senegal Government International Bond, Sr. Unsec’d. Notes, 144A	4.750		03/13/28	EUR	240	287,296
Slovenia Government International Bond,
Sr. Unsec’d. Notes	4.750		05/10/18		3,700	3,700,000
Sr. Unsec’d. Notes	5.250		02/18/24		200	219,228
South Africa Government International Bond, Sr. Unsec’d. Notes	5.875		09/16/25		455	477,503
State of Saxony-Anhalt, Sr. Unsec’d. Notes, EMTN	1.250		05/14/18		1,000	999,780
Tokyo Metropolitan Government,
Sr. Unsec’d. Notes	1.625		06/06/18		600	599,280
Sr. Unsec’d. Notes	2.000		05/17/21		2,400	2,310,833
Sr. Unsec’d. Notes	2.125		05/20/19		2,200	2,183,467
Sr. Unsec’d. Notes	2.500		06/08/22		1,000	967,940
Sr. Unsec’d. Notes, 144A	2.500		06/08/22		200	193,588
Turkey Government International Bond, Sr. Unsec’d. Notes	5.625		03/30/21		230	237,197
Uruguay Government International Bond, Sr. Unsec’d. Notes	4.975		04/20/55		170	163,625

TOTAL SOVEREIGN BONDS (cost $69,073,609)						68,789,690

U.S. GOVERNMENT AGENCY OBLIGATIONS 1.2%
Federal Home Loan Mortgage Corp.	3.234	(s)	12/11/25		3,000	2,357,421
Federal Home Loan Mortgage Corp.(k)	6.750		03/15/31		600	814,109

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund	41

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc.	2.000%		10/05/22	1,000	$964,614
Federal National Mortgage Assoc.(k)	6.625		11/15/30	605	809,431
Federal National Mortgage Assoc.(k)	7.125		01/15/30	580	794,596
Israel Government USAID Bond	2.790	(s)	03/15/22	1,000	893,737
Residual Funding Corp. Principal Strip	1.901	(s)	10/15/20	1,295	1,208,674
Residual Funding Corp. Principal Strip	1.708	(s)	07/15/20	500	471,866

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $8,494,818)					8,314,448

U.S. TREASURY OBLIGATIONS 14.4%
U.S. Treasury Bonds	2.250		11/15/24	1,000	962,031
U.S. Treasury Bonds	2.750		11/15/47	4,313	4,024,231
U.S. Treasury Bonds	2.875		08/15/45	1,000	959,648
U.S. Treasury Bonds	2.875		11/15/46	8,210	7,866,206
U.S. Treasury Bonds	3.000		05/15/47	980	961,970
U.S. Treasury Notes	1.250		06/30/19	905	893,758
U.S. Treasury Notes(h)	1.375		09/30/19	11,345	11,181,916
U.S. Treasury Notes	1.500		02/28/23	1,800	1,695,727
U.S. Treasury Notes	1.625		04/30/23	2,345	2,217,216
U.S. Treasury Notes	1.625		05/31/23	2,400	2,266,312
U.S. Treasury Notes	1.750		01/31/23	995	949,486
U.S. Treasury Notes(h)	1.750		05/15/23	7,630	7,254,759
U.S. Treasury Notes	1.875		04/30/22	2,355	2,278,646
U.S. Treasury Notes	1.875		09/30/22	3,800	3,660,617
U.S. Treasury Notes	2.000		08/31/21	2,200	2,151,875
U.S. Treasury Notes	2.000		11/30/22	35	33,849
U.S. Treasury Notes	2.000		06/30/24	675	641,830
U.S. Treasury Notes	2.000		08/15/25	1,000	940,352
U.S. Treasury Notes	2.125		08/15/21	3,875	3,806,885
U.S. Treasury Notes(k)	2.125		09/30/21	10,250	10,060,215
U.S. Treasury Notes	2.125		06/30/22	2,115	2,064,356
U.S. Treasury Notes	2.125		05/15/25	2,800	2,661,422
U.S. Treasury Notes	2.250		01/31/24	4,925	4,770,517
U.S. Treasury Notes	2.250		02/15/27	3,300	3,125,332
U.S. Treasury Notes	2.375		03/15/21	230	228,482
U.S. Treasury Notes	2.375		08/15/24	2,770	2,690,254
U.S. Treasury Notes	2.500		03/31/23	7,120	7,025,716
U.S. Treasury Notes	2.500		05/15/24	6,200	6,075,031
U.S. Treasury Notes	2.625		02/28/23	512	508,380
U.S. Treasury Notes	2.750		04/30/23	4,895	4,886,013
U.S. Treasury Notes	2.750		02/15/28	185	182,095
U.S. Treasury Notes	2.875		04/30/25	335	334,490
U.S. Treasury Strips Coupon	2.762	(s)	08/15/29	100	70,938

See Notes to Financial Statements.

42

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS (Continued)
U.S. Treasury Strips Coupon	2.856	%(s)	05/15/31	100	$67,172
U.S. Treasury Strips Coupon	3.018	(s)	11/15/35	200	116,451
U.S. Treasury Strips Coupon	3.176	(s)	08/15/40	200	100,471

TOTAL U.S. TREASURY OBLIGATIONS (cost $101,817,373)					99,714,649

				Shares
COMMON STOCK 0.0%

Oil, Gas & Consumable Fuels
Frontera Energy Corp. (Colombia)* (cost $23,457)				669	20,727

PREFERRED STOCK 0.0%

Capital Markets
State Street Corp. 5.350% (cost $125,000)				5,000	128,300

TOTAL LONG-TERM INVESTMENTS (cost $637,558,569)					631,068,003

SHORT-TERM INVESTMENTS 10.8%

AFFILIATED MUTUAL FUNDS 10.2%
Prudential Investment Portfolios 2 - PGIM Core Ultra Short Bond Fund (cost $66,356,250)(w)				66,356,250	66,356,250
Prudential Investment Portfolios 2 - PGIM Institutional Money Market Fund (cost $4,051,798; includes $4,045,125 of cash collateral for securities on loan)(b)(w)				4,052,192	4,052,192

TOTAL AFFILIATED MUTUAL FUNDS (cost $70,408,048)					70,408,442

COMMERCIAL PAPER 0.6%
Ford Motor Credit Co. LLC (cost $4,388,219)	3.157%		04/09/19	4,520	4,391,118

OPTIONS PURCHASED~* 0.0% (cost $59,391)					55,943

TOTAL SHORT-TERM INVESTMENTS (cost $74,855,658)					74,855,503

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 101.9% (cost $712,414,227)					705,923,506

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund	43

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

	Shares	Value
OPTIONS WRITTEN~* (0.0)% (premiums received $65,406)		$(59,292)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 101.9% (cost $712,348,821)		705,864,214
Liabilities in excess of other assets(z) (1.9)%		(12,982,591)

NET ASSETS 100.0%		$692,881,623

The following abbreviations are used in the semiannual report:

A—Annual payment frequency for swaps

M—Monthly payment frequency for swaps

Q—Quarterly payment frequency for swaps

S—Semiannual payment frequency for swaps

T—Swap payment upon termination

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

BABs—Build America Bonds

bps—Basis Points

BROIS—Brazil Overnight Interbank Deposit

CDO—Collateralized Debt Obligation

CDS—Credit Default Swap

CDX—Credit Derivative Index

CLO—Collateralized Loan Obligation

CMBX—Commercial Mortgage Backed Securities Index

EMTN—Euro Medium Term Note

EONIA—Euro Overnight Index Average

EURIBOR—Euro Interbank Offered Rate

FHLMC—Federal Home Loan Mortgage Corp.

GMTN—Global Medium Term Note

IO—Interest Only (Principal amount represents notional)

L2—Level 2

L3—Level 3

LIBOR—London Interbank Offered Rate

MTN—Medium Term Note

OTC—Over-the-counter

PIK—Payment-in-Kind

USOIS—United States Overnight Index Swap

AUD—Australian Dollar

BRL—Brazilian Real

CAD—Canadian Dollar

CHF—Swiss Franc

CLP—Chilean Peso

CNH—Chinese Renminbi (offshore)

CZK—Czech Koruna

EUR—Euro

See Notes to Financial Statements.

44

GBP—British Pound

HUF—Hungarian Forint

IDR—Indonesian Rupiah

ILS—Israeli Shekel

INR—Indian Rupee

JPY—Japanese Yen

KRW—South Korean Won

MXN—Mexican Peso

NOK—Norwegian Krone

PHP—Philippine Peso

PLN—Polish Zloty

RUB—Russian Ruble

SEK—Swedish Krona

SGD—Singapore Dollar

THB—Thai Baht

TRY—Turkish Lira

TWD—New Taiwanese Dollar

USD—United States Dollar

ZAR— South African Rand

*	Non-income producing security.
~	See tables subsequent to the Schedule of Investments for options detail.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $4,710,596 and 0.7% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $3,958,769; cash collateral of $4,045,125 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at April 30, 2018.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of April 30, 2018. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(r)	Less than $500 par.
(s)	Represents zero coupon bond or principal only securities. Rate represents yield to maturity at purchase date.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end, with the exception of options which are included in the net assets at market value:

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund	45

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Options Purchased:

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option EUR vs BRL	Call	Citigroup Global Markets	02/21/19	4.15	—	EUR	200	$20,384
Currency Option USD vs MXN	Call	UBS AG	01/25/19	18.75	—		300	19,238

Total OTC traded (cost $41,711)								$39,622

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.HY.30.V1, 6/20/23	Call	Citigroup Global Markets	09/19/18	$107.50	5.00%(Q)	CDX.NA.HY.30.V1(Q)	6,800	$16,321

Total OTC swaptions (cost $17,680)
Total Options Purchased (cost $59,391)								$55,943

Options Written:

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option EUR vs BRL	Call	Citigroup Global Markets	02/21/19	4.55	—	EUR	200	$(9,293)
Currency Option USD vs MXN	Call	UBS AG	01/25/19	20.75	—		300	(7,402)
Currency Option EUR vs BRL	Put	Citigroup Global Markets	02/21/19	3.90	—	EUR	200	(1,709)
Currency Option USD vs MXN	Put	UBS AG	01/25/19	17.75	—		300	(3,162)

Total OTC traded (premiums received $28,006)								$(21,566)

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.HY.30.V1, 6/20/23	Put	Citigroup Global Markets	09/19/18	$100.50	5.00%(Q)	CDX.NA.HY.30.V1(Q)	6,800	$(37,726)

Total OTC swaptions (premiums received $37,400)
Total Options Written (premiums received $65,406)								$(59,292)

See Notes to Financial Statements.

46

Futures contracts outstanding at April 30, 2018:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
	Long Positions:
94	90 Day Euro Dollar	Dec. 2020	$22,786,775	$(24,200)
1,100	2 Year U.S. Treasury Notes	Jun. 2018	233,251,563	(406,577)
948	5 Year U.S. Treasury Notes	Jun. 2018	107,605,407	(315,547)
13	10 Year U.S. Ultra Treasury Notes	Jun. 2018	1,662,578	9,648
84	30 Year U.S. Ultra Treasury Bonds	Jun. 2018	13,198,500	39,628

				(697,048)

	Short Positions:
94	90 Day Euro Dollar	Dec. 2021	22,782,075	17,150
6	10 Year Japanese Bonds	Jun. 2018	8,267,838	7,135
60	10 Year U.S. Treasury Notes	Jun. 2018	7,177,500	16,828
121	20 Year U.S. Treasury Bonds	Jun. 2018	17,405,093	(98,398)

				(57,285)

				$(754,333)

A security with a market value of $1,001,114 has been segregated with Citigroup Global Markets to cover requirements for open futures contracts at April 30, 2018.

Forward foreign currency exchange contracts outstanding at April 30, 2018:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 07/12/18	Citigroup Global Markets	AUD	326	$253,576	$245,647	$—	$(7,929)
Brazilian Real,
Expiring 05/03/18	Barclays Capital Group	BRL	403	121,241	114,918	—	(6,323)
Expiring 05/03/18	Goldman Sachs & Co.	BRL	407	122,811	116,125	—	(6,686)
Expiring 05/03/18	Morgan Stanley	BRL	1,736	533,178	495,443	—	(37,735)
Expiring 05/03/18	UBS AG	BRL	149	44,630	42,474	—	(2,156)
Expiring 07/03/18	Goldman Sachs & Co.	BRL	1,227	349,909	347,993	—	(1,916)
Expiring 02/25/19	Citigroup Global Markets	BRL	857	253,700	238,933	—	(14,767)
British Pound,
Expiring 07/26/18	Bank of America	GBP	196	279,511	270,335	—	(9,176)
Canadian Dollar,
Expiring 07/12/18	Morgan Stanley	CAD	790	620,321	616,727	—	(3,594)

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund	47

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Forward foreign currency exchange contracts outstanding at April 30, 2018 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (cont’d.):
Chilean Peso,
Expiring 07/13/18	Citigroup Global Markets	CLP	206,380	$340,466	$336,409	$—	$(4,057)
Expiring 07/13/18	Citigroup Global Markets	CLP	90,617	150,519	147,710	—	(2,809)
Chinese Renminbi,
Expiring 07/24/18	Barclays Capital Group	CNH	112	17,782	17,653	—	(129)
Czech Koruna,
Expiring 07/12/18	Citigroup Global Markets	CZK	22,578	1,098,682	1,069,816	—	(28,866)
Hungarian Forint,
Expiring 07/24/18	Barclays Capital Group	HUF	48,115	191,875	186,265	—	(5,610)
Indian Rupee,
Expiring 07/20/18	Barclays Capital Group	INR	5,482	82,538	81,427	—	(1,111)
Expiring 07/20/18	JPMorgan Chase	INR	5,738	86,423	85,227	—	(1,196)
Expiring 07/20/18	Morgan Stanley	INR	9,933	151,566	147,542	—	(4,024)
Indonesian Rupiah,
Expiring 07/16/18	Citigroup Global Markets	IDR	1,948,570	140,691	138,822	—	(1,869)
Japanese Yen,
Expiring 07/26/18	Citigroup Global Markets	JPY	28,911	269,171	266,098	—	(3,073)
Expiring 07/26/18	Goldman Sachs & Co.	JPY	28,440	263,405	261,767	—	(1,638)
Mexican Peso,
Expiring 06/28/18	Morgan Stanley	MXN	9,582	509,494	507,539	—	(1,955)
Expiring 01/29/19	UBS AG	MXN	3,103	157,000	159,061	2,061	—
Expiring 01/29/19	UBS AG	MXN	2,828	143,000	144,976	1,976	—
Norwegian Krone,
Expiring 07/24/18	Bank of America	NOK	2,070	267,660	258,891	—	(8,769)
Philippine Peso,					.
Expiring 06/14/18	JPMorgan Chase	PHP	13,194	252,888	254,369	1,481	—
Polish Zloty,
Expiring 07/24/18	UBS AG	PLN	2,020	596,480	576,502	—	(19,978)
Russian Ruble,
Expiring 07/13/18	Barclays Capital Group	RUB	13,389	229,880	210,708	—	(19,172)
Expiring 07/13/18	Barclays Capital Group	RUB	9,487	152,298	149,301	—	(2,997)
Singapore Dollar,
Expiring 05/11/18	Bank of America	SGD	652	490,491	491,823	1,332	—
Expiring 05/11/18	JPMorgan Chase	SGD	652	491,562	491,822	260	—
Expiring 05/11/18	JPMorgan Chase	SGD	185	140,550	139,378	—	(1,172)
South African Rand,
Expiring 06/12/18	Barclays Capital Group	ZAR	1,734	147,373	138,302	—	(9,071)
Expiring 06/12/18	Citigroup Global Markets	ZAR	918	75,436	73,243	—	(2,193)
Expiring 06/12/18	JPMorgan Chase	ZAR	1,829	150,519	145,871	—	(4,648)
Expiring 06/12/18	Toronto Dominion	ZAR	5,846	485,014	466,202	—	(18,812)

See Notes to Financial Statements.

48

Forward foreign currency exchange contracts outstanding at April 30, 2018 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (cont’d.):
South Korean Won,
Expiring 05/09/18	Barclays Capital Group	KRW	262,418	$249,060	$245,753	$—	$(3,307)
Expiring 05/09/18	JPMorgan Chase	KRW	274,268	253,658	256,851	3,193	—
Thai Baht,
Expiring 05/11/18	Citigroup Global Markets	THB	25,739	816,977	815,814	—	(1,163)
Turkish Lira,
Expiring 06/12/18	Barclays Capital Group	TRY	996	245,621	241,940	—	(3,681)
Expiring 06/12/18	Barclays Capital Group	TRY	427	101,430	103,740	2,310	—
Expiring 06/12/18	Citigroup Global Markets	TRY	806	199,248	195,604	—	(3,644)
Expiring 06/12/18	Citigroup Global Markets	TRY	713	173,184	173,103	—	(81)
Expiring 06/12/18	Citigroup Global Markets	TRY	628	152,828	152,555	—	(273)
Expiring 06/12/18	Citigroup Global Markets	TRY	199	49,114	48,228	—	(886)
Expiring 06/12/18	Goldman Sachs & Co.	TRY	657	157,600	159,413	1,813	—

				$12,060,360	$11,828,320	$14,426	$(246,466)

Sales Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 07/12/18	Citigroup Global Markets	AUD	329	$252,719	$247,498	$5,221	$—
Expiring 07/12/18	JPMorgan Chase	AUD	509	384,439	383,445	994	—
Brazilian Real,
Expiring 05/03/18	Citigroup Global Markets	BRL	1,033	301,038	294,732	6,306	—
Expiring 05/03/18	Goldman Sachs & Co.	BRL	1,227	351,705	350,093	1,612	—
Expiring 05/03/18	Goldman Sachs & Co.	BRL	435	128,258	124,134	4,124	—
Expiring 07/03/18	BNP Paribas	BRL	968	274,924	274,505	419	—
British Pound,
Expiring 07/26/18	Bank of America	GBP	26	36,371	35,884	487	—
Expiring 07/26/18	JPMorgan Chase	GBP	1,437	1,986,881	1,986,439	442	—
Chilean Peso,
Expiring 07/13/18	Barclays Capital Group	CLP	64,457	106,226	105,068	1,158	—
Expiring 07/13/18	Citigroup Global Markets	CLP	103,309	169,400	168,398	1,002	—
Czech Koruna,
Expiring 07/12/18	UBS AG	CZK	5,841	276,814	276,772	42	—
Euro,
Expiring 07/26/18	Citigroup Global Markets	EUR	456	553,628	554,079	—	(451)
Expiring 07/26/18	Goldman Sachs & Co.	EUR	300	373,017	364,786	8,231	—
Expiring 07/26/18	Toronto Dominion	EUR	23,696	29,160,174	28,813,654	346,520	—
Expiring 07/26/18	UBS AG	EUR	3,970	4,892,521	4,827,328	65,193	—
Expiring 07/26/18	UBS AG	EUR	180	219,460	218,992	468	—

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund	49

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Forward foreign currency exchange contracts outstanding at April 30, 2018 (continued):

Sales Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (cont’d.):
Euro (cont’d.),
Expiring 04/26/18	Citigroup Global Markets	EUR	200	$253,729	$247,802	$5,927	$—
Israeli Shekel,
Expiring 07/26/18	Citigroup Global Markets	ILS	892	253,067	249,269	3,798	—
Japanese Yen,
Expiring 07/26/18	Citigroup Global Markets	JPY	29,097	269,171	267,818	1,353	—
New Taiwanese Dollar,
Expiring 07/13/18	Barclays Capital Group	TWD	2,133	73,600	72,477	1,123	—
Philippine Peso,
Expiring 06/14/18	Barclays Capital Group	PHP	12,668	239,888	244,239	—	(4,351)
Expiring 06/14/18	Citigroup Global Markets	PHP	19,259	367,334	371,305	—	(3,971)
Russian Ruble,
Expiring 07/13/18	Barclays Capital Group	RUB	8,651	136,400	136,143	257	—
Expiring 07/13/18	Barclays Capital Group	RUB	7,901	126,100	124,338	1,762	—
Expiring 07/13/18	Barclays Capital Group	RUB	6,853	112,770	107,846	4,924	—
Swedish Krona,
Expiring 07/24/18	Bank of America	SEK	230	27,614	26,456	1,158	—
Swiss Franc,
Expiring 07/24/18	Bank of America	CHF	1,485	1,531,255	1,510,184	21,071	—
Expiring 07/24/18	Toronto Dominion	CHF	175	182,279	177,934	4,345	—
Turkish Lira,
Expiring 06/12/18	Barclays Capital Group	TRY	561	141,490	136,167	5,323	—
Expiring 06/12/18	UBS AG	TRY	972	240,990	236,060	4,930	—
Expiring 06/12/18	UBS AG	TRY	924	234,232	224,252	9,980	—
Expiring 06/12/18	UBS AG	TRY	760	189,736	184,541	5,195	—
Expiring 06/12/18	UBS AG	TRY	565	141,753	137,127	4,626	—

				$43,988,983	$43,479,765	$517,991	$(8,773)

						$532,417	$(255,239)

Cross currency exchange contracts outstanding at April 30, 2018:

Settlement	Type	Notional Amount (000)	In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC cross currency exchange contracts:
07/12/2018	Buy	CAD 319	JPY	26,727	$4,702	$(1,720)	Barclays Capital Group
07/24/2018	Buy	CHF 836	EUR	699	428	—	Citigroup Global Markets

					$5,130	$(1,720)

See Notes to Financial Statements.

50

Credit default swap agreements outstanding at April 30, 2018:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on asset-backed securities—Sell Protection(2)^:
Bear Stearns Asset Backed Securities	05/31/18	1.500%(M)	205	$9	$—	$9	Goldman Sachs & Co.
Bear Stearns Asset Backed Securities	05/31/18	1.500%(M)	124	5	—	5	Goldman Sachs & Co.
Bear Stearns Asset Backed Securities	05/31/18	1.500%(M)	45	2	—	2	Goldman Sachs & Co.
Chase Mortgage	05/31/18	1.500%(M)	168	7	—	7	Goldman Sachs & Co.
Citigroup Mortgage	05/31/18	1.500%(M)	78	3	—	3	Goldman Sachs & Co.
Equity One Home Equity	05/31/18	1.500%(M)	164	7	—	7	Goldman Sachs & Co.
First Franklin Home Equity	05/31/18	1.500%(M)	69	3	—	3	Goldman Sachs & Co.
GSAMP Home Equity	05/31/18	1.500%(M)	67	3	—	3	Goldman Sachs & Co.
Lehman Home Equity	05/31/18	1.500%(M)	147	6	—	6	Goldman Sachs & Co.
Long Beach Home Equity	05/31/18	1.500%(M)	139	6	—	6	Goldman Sachs & Co.
Morgan Stanley Home Equity	05/31/18	1.500%(M)	73	3	—	3	Goldman Sachs & Co.
Morgan Stanley Home Equity	05/31/18	1.500%(M)	65	3	—	3	Goldman Sachs & Co.
New Century Home Equity	05/31/18	1.500%(M)	80	3	—	3	Goldman Sachs & Co.
New Century Home Equity	05/31/18	1.500%(M)	132	6	—	6	Goldman Sachs & Co.
Option One Home Equity	05/31/18	1.500%(M)	230	10	—	10	Goldman Sachs & Co.

				$76	$—	$76

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2018(5)	Value at Trade Date	Value at April 30, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swaps on corporate and/or sovereign issues—Sell Protection(2):
General Motors Co.	06/20/19	5.000%(Q)	185	0.104%	$20,697	$11,368	$(9,329)

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund	51

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Credit default swap agreements outstanding at April 30, 2018 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2018(5)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign Issues —Sell Protection(2):
Hellenic Republic	06/20/22	1.000%(Q)	270	2.858%	$(17,960)	$(46,605)	$28,645	Citigroup Global Markets
Hellenic Republic	06/20/22	1.000%(Q)	60	2.858%	(3,991)	(10,657)	6,666	Goldman Sachs & Co.
Hellenic Republic	06/20/24	1.000%(Q)	350	3.339%	(40,180)	(75,726)	35,546	Barclays Capital Group
Hellenic Republic	12/20/24	1.000%(Q)	420	3.414%	(52,697)	(96,658)	43,961	Citigroup Global Markets
Petroleo Brasileiro SA	06/20/18	1.000%(Q)	220	0.442%	430	(16,868)	17,298	Morgan Stanley
Republic of Brazil	09/20/18	1.000%(Q)	2,000	0.524%	6,074	4,470	1,604	BNP Paribas
Republic of Turkey	06/20/18	1.000%(Q)	2,000	0.633%	3,365	1,920	1,445	BNP Paribas
Republic of Turkey	06/20/18	1.000%(Q)	1,000	0.633%	1,683	507	1,176	Citigroup Global Markets
State Bank of India	06/20/18	1.000%(Q)	1,500	0.148%	3,551	1,812	1,739	Morgan Stanley

					$(99,725)	$(237,805)	$138,080

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at April 30, 2018(4)	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swaps on credit indices—Buy Protection(1):
CDX.NA.IG.29.V1	12/20/27	1.000%(Q)	5,154	$(2,354)	$(8,451)	$(6,097)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on credit indices—Buy Protection(1):
CMBX.NA.10.AAA	11/17/59	0.500%(M)	2,000	$4,734	$22,950	$(18,216)	Deutsche Bank AG

See Notes to Financial Statements.

52

Credit default swap agreements outstanding at April 30, 2018 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on credit indices—Sell Protection(2):
CMBX.NA.6.AA	05/11/63	1.500%(M)	1,000	$6,740	$(9,794)	$16,534	Morgan Stanley
CMBX.NA.6.AA	05/11/63	1.500%(M)	1,000	6,740	(662)	7,402	Goldman Sachs & Co.
CMBX.NA.6.AA	05/11/63	1.500%(M)	500	3,370	(30,606)	33,976	Credit Suisse First Boston Corp.

				$16,850	$(41,062)	$57,912

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The fair value of credit default swap agreements on credit indices and asset-backed securities serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund	53

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Currency swap agreements outstanding at April 30, 2018:

Notional Amount (000)#	Fund Receives	Notional Amount (000)#		Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC currency swap agreements:
1,241	3 Month LIBOR plus 35.5 bps(Q)	EUR	1,040	(0.150)(A)	Citigroup Global Markets	04/15/20	$(13,604)	$—	$(13,604)
1,069	3 Month LIBOR(Q)	EUR	1,000	(0.484%)(A)	JPMorgan Chase	01/31/21	(130,302)	—	(130,302)
1,079	3 Month LIBOR(Q)	EUR	1,000	(0.216%)(A)	JPMorgan Chase	03/21/23	(114,285)	—	(114,285)

							$(258,191)	$—	$(258,191)

Inflation Swap Agreements outstanding at April 30, 2018:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
EUR	1,080	08/15/22	1.240%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	$—	$(12,669)	$(12,669)
EUR	1,175	09/15/22	1.260%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	—	(13,101)	(13,101)
EUR	540	08/15/27	1.415%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	—	8,908	8,908
EUR	570	09/15/27	1.438%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	—	8,331	8,331
GBP	295	08/15/42	3.520%(T)	U.K. Retail Price Index(2)(T)	(1,156)	11,088	12,244
GBP	95	08/15/47	3.469%(T)	U.K. Retail Price Index(1)(T)	—	(3,884)	(3,884)
GBP	60	10/15/47	3.535%(T)	U.K. Retail Price Index(2)(T)	—	6,352	6,352
GBP	80	08/15/57	3.363%(T)	U.K. Retail Price Index(1)(T)	—	(8,456)	(8,456)
GBP	35	10/15/57	3.418%(T)	U.K. Retail Price Index(1)(T)	—	(6,798)	(6,798)
	1,140	10/25/27	2.160%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	26	(27,948)	(27,974)

					$(1,130)	$(38,177)	$(37,047)

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Interest rate swap agreements outstanding at April 30, 2018:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
BRL	13,849	01/02/19	7.280%(T)	1 Day BROIS(1)(T)	$—	$(33,078)	$(33,078)
BRL	8,335	01/02/19	7.280%(T)	1 Day BROIS(1)(T)	—	(19,980)	(19,980)
BRL	6,260	01/04/21	8.660%(T)	1 Day BROIS(2)(T)	—	54,231	54,231
BRL	10,376	01/04/21	8.670%(T)	1 Day BROIS(2)(T)	—	90,960	90,960

See Notes to Financial Statements.

54

Interest rate swap agreements outstanding at April 30, 2018 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate		Floating Rate	Value at Trade Date	Value at April 30, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements (cont’d.):
BRL	4,117	01/04/21	9.350	%(T)	1 Day BROIS(1)(T)	$—	$(68,056)	$ (68,056)
BRL	4,645	01/04/21	9.470	%(T)	1 Day BROIS(1)(T)	—	(82,850)	(82,850)
BRL	2,788	01/04/21	10.000	%(T)	1 Day BROIS(2)(T)	—	62,956	62,956
BRL	2,357	01/04/21	10.050	%(T)	1 Day BROIS(2)(T)	—	54,460	54,460
BRL	2,682	01/04/21	10.250	%(T)	1 Day BROIS(2)(T)	—	68,195	68,195
BRL	5,492	01/04/21	10.300	%(T)	1 Day BROIS(2)(T)	—	142,694	142,694
BRL	1,886	01/02/23	9.260	%(T)	1 Day BROIS(1)(T)	—	(13,308)	(13,308)
BRL	3,139	01/02/23	9.280	%(T)	1 Day BROIS(1)(T)	—	(24,757)	(24,757)
BRL	3,876	01/02/23	9.735	%(T)	1 Day BROIS(2)(T)	—	53,216	53,216
BRL	7,107	01/02/25	9.400	%(T)	1 Day BROIS(2)(T)	—	(9,891)	(9,891)
BRL	2,843	01/02/25	9.400	%(T)	1 Day BROIS(2)(T)	—	(3,956)	(3,956)
BRL	1,734	01/02/25	9.920	%(T)	1 Day BROIS(2)(T)	—	26,965	26,965
BRL	1,930	01/02/25	10.040	%(T)	1 Day BROIS(2)(T)	—	35,890	35,890
EUR	240	05/11/19	(0.144	)%(A)	6 Month EURIBOR(1)(S)	(432)	(334)	98
EUR	11,715	05/11/20	(0.054	)%(A)	6 Month EURIBOR(1)(S)	(23,923)	(24,619)	(696)
EUR	2,930	05/11/22	0.156	%(A)	6 Month EURIBOR(1)(S)	(7,580)	10,311	17,891
EUR	6,905	05/11/23	0.650	%(A)	6 Month EURIBOR(1)(S)	(101,181)	(161,180)	(59,999)
EUR	210	05/11/24	0.396	%(A)	6 Month EURIBOR(1)(S)	1,012	1,211	199
EUR	190	05/11/25	0.650	%(A)	6 Month EURIBOR(1)(S)	193	(1,051)	(1,244)
EUR	2,865	05/11/28	0.750	%(A)	6 Month EURIBOR(1)(S)	103,104	57,448	(45,656)
EUR	770	02/15/30	1.124	%(A)	6 Month EURIBOR(1)(S)	(185)	(573)	(388)
EUR	320	05/11/30	0.850	%(A)	6 Month EURIBOR(1)(S)	11,952	10,528	(1,424)
EUR	2,030	10/04/32	2.000	%(A)	1 Day EONIA(2)(A)	—	11,153	11,153
EUR	2,030	10/04/32	2.080	%(A)	3 Month EURIBOR(1)(Q)	—	(12,771)	(12,771)
EUR	205	05/11/33	1.000	%(A)	6 Month EURIBOR(1)(S)	8,749	9,184	435
EUR	50	05/11/37	1.253	%(A)	6 Month EURIBOR(1)(S)	2,263	1,484	(779)
EUR	2,735	08/24/37	2.033	%(A)	3 Month EURIBOR(1)(Q)	(329)	(14,437)	(14,108)
EUR	2,735	08/24/37	1.960	%(A)	1 Day EONIA(2)(A)	—	12,694	12,694
EUR	1,900	10/25/37	2.085	%(A)	3 Month EURIBOR(2)(Q)	—	13,964	13,964
EUR	1,900	10/25/37	2.114	%(A)	6 Month EURIBOR(1)(S)	—	(10,284)	(10,284)
EUR	235	05/11/42	1.350	%(A)	6 Month EURIBOR(1)(S)	8,333	8,191	(142)
EUR	485	01/26/48	1.853	%(A)	3 Month EURIBOR(2)(Q)	—	4,049	4,049
EUR	485	01/26/48	1.863	%(A)	6 Month EURIBOR(1)(S)	—	(3,926)	(3,926)
EUR	2,010	03/19/48	1.650	%(A)	3 Month EURIBOR(2)(Q)	—	(730)	(730)
EUR	2,010	03/19/48	1.658	%(A)	6 Month EURIBOR(1)(S)	—	419	419
GBP	340	07/06/32	1.933	%(S)	6 Month GBP LIBOR(2)(S)	—	4,772	4,772
GBP	1,525	10/30/32	1.633	%(S)	6 Month GBP LIBOR(2)(S)	367	(6,685)	(7,052)
GBP	410	07/06/42	1.850	%(S)	6 Month GBP LIBOR(1)(S)	—	(5,559)	(5,559)
GBP	855	10/30/47	1.680	%(S)	6 Month GBP LIBOR(1)(S)	—	(5,920)	(5,920)
JPY	893,850	12/20/24	0.126	%(S)	6 Month JPY LIBOR(2)(S)	(16,326)	(26,293)	(9,967)
	5,080	10/07/18	1.253	%(A)	1 Day USOIS(1)(A)	—	15,754	15,754
	7,540	11/17/18	1.080	%(T)	1 Day USOIS(1)(T)	—	44,586	44,586
	11,330	11/18/18	0.911	%(A)	1 Day USOIS(1)(A)	(650)	86,550	87,200

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund	55

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Interest rate swap agreements outstanding at April 30, 2018 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate		Floating Rate	Value at Trade Date	Value at April 30, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements (cont’d.):
271,440	01/30/19	2.135%	(A)	1 Day USOIS(1)(A)	$—	$35,853	$35,853
44,420	02/15/19	1.820%	(A)	1 Day USOIS(1)(A)	—	30,619	30,619
8,590	06/30/19	1.486%	(A)	1 Day USOIS(1)(A)	(3,246)	58,425	61,671
8,820	06/30/19	1.502%	(A)	1 Day USOIS(1)(A)	(6,162)	57,327	63,489
5,120	09/08/19	1.290%	(A)	1 Day USOIS(1)(A)	—	62,734	62,734
25,520	09/30/19	1.707%	(A)	1 Day USOIS(1)(A)	7,213	156,798	149,585
50,695	12/31/19	1.840%	(A)	1 Day USOIS(1)(A)	46,098	358,197	312,099
31,590	12/31/19	1.950%	(A)	1 Day USOIS(1)(A)	9,413	163,493	154,080
27,295	12/31/19	2.040%	(A)	1 Day USOIS(1)(A)	304	99,017	98,713
43,415	12/31/19	2.107%	(A)	1 Day USOIS(1)(A)	(1,501)	107,998	109,499
13,460	03/08/20	2.157%	(A)	1 Day USOIS(1)(A)	—	27,175	27,175
52,310	03/31/20	2.296%	(A)	1 Day USOIS(1)(A)	13,197	75,673	62,476
16,400	04/24/20	2.311%	(A)	1 Day USOIS(1)(A)	—	6,813	6,813
1,795	09/27/21	2.330%	(A)	1 Day USOIS(1)(A)	(499)	6,591	7,090
8,115	05/31/22	2.353%	(A)	1 Day USOIS(1)(A)	—	39,422	39,422
10,635	08/31/22	2.552%	(A)	1 Day USOIS(1)(A)	—	(9,517)	(9,517)
305	09/27/22	2.360%	(A)	1 Day USOIS(1)(A)	4	1,579	1,575
6,390	03/26/23	2.791%	(S)	3 Month LIBOR(2)(Q)	(779)	(28,660)	(27,881)
1,025	05/31/23	1.394%	(S)	3 Month LIBOR(1)(Q)	—	70,813	70,813
1,025	05/31/23	1.395%	(S)	3 Month LIBOR(1)(Q)	—	70,756	70,756
1,395	05/31/23	1.578%	(S)	3 Month LIBOR(1)(Q)	(1,482)	83,030	84,512
250	05/31/23	1.584%	(S)	3 Month LIBOR(1)(Q)	—	14,810	14,810
1,705	08/15/23	1.406%	(S)	3 Month LIBOR(1)(Q)	—	126,958	126,958
6,227	11/15/23	2.209%	(S)	3 Month LIBOR(1)(Q)	—	185,304	185,304
2,065	02/15/24	2.115%	(S)	3 Month LIBOR(1)(Q)	5,067	87,570	82,503
4,274	02/15/24	2.151%	(S)	3 Month LIBOR(1)(Q)	(4,718)	172,704	177,422
5,330	02/15/24	2.167%	(S)	3 Month LIBOR(1)(Q)	(29,054)	210,620	239,674
4,575	02/15/24	2.183%	(S)	3 Month LIBOR(1)(Q)	(2,991)	175,442	178,433
1,095	05/15/24	1.808%	(A)	1 Day USOIS(1)(A)	—	41,171	41,171
340	05/15/24	1.956%	(S)	3 Month LIBOR(1)(Q)	1,542	16,452	14,910
3,730	08/15/24	2.168%	(S)	3 Month LIBOR(1)(Q)	—	159,863	159,863
33,385	08/15/24	2.170%	(S)	3 Month LIBOR(1)(Q)	107,281	1,430,019	1,322,738
8,860	08/15/24	2.176%	(S)	3 Month LIBRO(1)(Q)	26,823	376,547	349,724
23,220	11/15/24	2.334%	(S)	3 Month LIBOR(1)(Q)	80,062	825,026	744,964
1,400	02/14/25	—	(3)	—(3)	—	(243)	(243)
8,750	02/28/25	2.454%	(A)	1 Day USOIS(1)(A)	11,864	51,401	39,537
10,925	02/28/25	3.019%	(S)	3 Month LIBOR(1)(Q)	—	(49,732)	(49,732)
3,429	02/15/27	1.824%	(A)	1 Day USOIS(1)(A)	38,892	191,333	152,441
3,145	02/15/27	1.899%	(A)	1 Day USOIS(1)(A)	3,971	157,310	153,339
1,190	02/15/27	1.965%	(A)	1 Day USOIS(1)(A)	—	53,093	53,093
2,100	02/15/27	2.068%	(A)	1 Day USOIS(1)(A)	—	59,384	59,384
1,000	05/08/27	2.309%	(S)	3 Month LIBOR(1)(Q)	—	44,854	44,854
915	05/15/27	2.295%	(S)	3 Month LIBOR(1)(Q)	—	44,888	44,888

See Notes to Financial Statements.

56

Interest rate swap agreements outstanding at April 30, 2018 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate		Floating Rate	Value at Trade Date	Value at April 30, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements (cont’d.):
6,815	03/26/28	2.884	%(S)	3 Month LIBOR(1)(Q)	$1,565	$44,428	$42,863
1,925	05/03/32	2.434	%(S)	3 Month LIBOR(2)(Q)	—	(114,093)	(114,093)
2,420	03/26/33	2.942	%(S)	3 Month LIBOR(2)(Q)	(785)	(18,920)	(18,135)
3,310	02/15/36	2.338	%(S)	3 Month LIBOR(2)(Q)	(21,793)	(317,651)	(295,858)
1,525	05/03/37	2.508	%(S)	3 Month LIBOR(1)(Q)	—	105,275	105,275
1,625	03/16/38	2.987	%(S)	3 Month LIBOR(2)(Q)	—	(7,150)	(7,150)
305	02/15/42	1.369	%(A)	1 Day USOIS(1)(A)	—	62,860	62,860
920	10/04/42	2.527	%(S)	3 Month LIBOR(2)(Q)	—	(80,653)	(80,653)
290	11/15/43	2.659	%(S)	3 Month LIBOR(1)(Q)	—	18,810	18,810
205	09/27/46	1.380	%(A)	1 Day USOIS(1)(A)	—	47,014	47,014
820	10/04/47	2.536	%(S)	3 Month LIBOR(1)(Q)	—	76,296	76,296
1,220	03/16/48	2.970	%(S)	3 Month LIBOR(1)(Q)	—	3,367	3,367
205	04/09/48	2.545	%(S)	3 Month LIBOR(1)(Q)	—	18,907	18,907
190	05/08/48	2.627	%(S)	3 Month LIBOR(1)(Q)	—	14,329	14,329

					$265,653	$6,053,356	$5,787,703

Securities with a combined market value of $6,155,096 have been segregated with Citigroup Global Markets to cover requirements for open centrally cleared swap contracts at April 30, 2018.

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
(3)	The Fund pays the floating rate of 3 Month LIBOR quarterly and receives the floating rate of 1 Day USOIS plus 38.25 bps quarterly.

Total return swap agreements outstanding at April 30, 2018:

Counterparty	Termination Date	Long (Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
OTC total return swap agreement: :
Credit Suisse First Boston Corp.	01/12/41	378	Pay monthly fixed rate payments on the IOS.FN.450 index and receive monthly variable payments based on 1 Month LIBOR	$1,945	$ (1,157)	$3,102

(1)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swap Agreements	$31,659	$(288,733)	$199,170	$(276,407)

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund	57

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Automobiles	$—	$4,820,991	$—
Collateralized Loan Obligations	—	126,138,912	1,259,030
Consumer Loans	—	5,847,722	1,425,325
Home Equity Loans	—	7,924,186	—
Residential Mortgage-Backed Securities	—	8,638,087	1,426,165
Student Loans	—	2,197,110	—
Bank Loans	—	1,134,777	—
Commercial Mortgage-Backed Securities	—	73,462,836	—
Corporate Bonds	—	199,441,426	—
Municipal Bonds	—	1,346,850	—
Residential Mortgage-Backed Securities	—	18,436,772	600,000
Sovereign Bonds	—	68,789,690	—
U.S. Government Agency Obligations	—	8,314,448	—
U.S. Treasury Obligations	—	99,714,649	—
Common Stock	20,727	—	—
Preferred Stock	128,300	—	—
Affiliated Mutual Funds	70,408,442	—	—
Commercial Paper	—	4,391,118	—
Options Purchased	—	55,943	—
Options Written	—	(59,292)	—
Other Financial Instruments*
Futures Contracts	(754,333)	—	—
OTC Forward Foreign Currency Exchange Contracts	—	277,178	—
OTC Cross Currency Exchange Contracts	—	3,410	—
OTC Credit Default Swap Agreements	—	(78,141)	76
Centrally Cleared Credit Default Swap Agreements	—	(15,426)	—
OTC Currency Swap Agreements	—	(258,191)	—
Centrally Cleared Inflation Swaps Agreements	—	(37,047)	—
Centrally Cleared Interest Rate Swap Agreements	—	5,787,703	—
OTC Total Return Swap Agreements	—	1,945	—

Total	$69,803,136	$636,277,656	$4,710,596

See Notes to Financial Statements.

58

The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:

	Asset-Backed Securities— Collateralized Loan Obligations	Asset-Backed Securities— Consumer Loans	Asset-Backed Securities— Residential Mortgage- Backed Securities	Commercial Mortgage- Backed Securities	Residential Mortgage- Backed Securities	Credit Default Swaps Agreements
Balance as of 10/31/2017	$1,750,000	$—	$500,000	$681,731	$1,796,044	$3,349
Realized gain (loss)	—	—	—	—	—	3,267
Change in unrealized appreciation (depreciation)	9,030	5,325	—	—	—	76
Purchases/Exchanges/Issuances	—	1,420,000	1,430,000	—	600,000	—
Sales/Paydowns	—	—	(3,835)	—	—	(6,616)
Accrued discount/premium	—	—	—	—	—	—
Transfers into Level 3	—	—	—	—	—	—
Transfers out of Level 3	(500,000)	—	(500,000)	(681,731)	(1,796,044)	—

Balance as of 04/30/2018	$1,259,030	$1,425,325	$1,426,165	$—	$600,000	$76

Change in unrealized appreciation (depreciation) relating to securities still held at reporting period end	$9,030	$5,325	$—	$—	$—	$76

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund	59

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by Board, which contain unobservable inputs as follows:

Level 3 Securities	Fair Value as of April 30, 2018	Valuation Methodology	Unobservable Inputs
Asset-Backed Securities—Collateralized Loan Obligations	$1,259,030	Market Approach	Single Broker Indicative Quote
Asset-Backed Securities—Consumer Loans	1,425,325	Market Approach	Single Broker Indicative Quote
Asset-Backed Securities—Residential Mortgage-Backed Securities	1,426,165	Market Approach	Single Broker Indicative Quote
Residential Mortgage-Backed Securities	600,000	Market Approach	Single Broker Indicative Quote
Credit Default Swap Agreements	76	Market Approach	Single Broker Indicative Quote

	$4,710,596

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. Securities transerred levels as follows:

Level 3 Securities	Amount Transfered	Level Transfer	Logic
Asset-Backed Securities—Collateralized Loan Obligations	$500,000	Level 3 to Level 2	Single Broker Indicative Quote to Evaluated Bid
Asset-Backed Securities—Residential Mortgage-Backed Securities	$500,000	Level 3 to Level 2	Single Broker Indicative Quote to Evaluated Bid
Commercial Mortgage-Backed Securities	$681,731	Level 3 to Level 2	Cost to Evaluated Bid
Residential Mortgage-Backed Securities	$1,796,044	Level 3 to Level 2	Single Broker Indicative Quote to Evaluated Bid

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2018 were as follows:

Collateralized Loan Obligations	18.4%
U.S. Treasury Obligations	14.4
Commercial Mortgage-Backed Securities	10.6
Affiliated Mutual Funds (including 0.6% of collateral for securities on loan)	10.2
Sovereign Bonds	9.9
Banks	8.0
Residential Mortgage-Backed Securities	4.3
Electric	2.0
Multi-National	2.0
Oil & Gas	1.6
Home Builders	1.6
Telecommunications	1.4
U.S. Government Agency Obligations	1.2
Home Equity Loans	1.1%
Consumer Loans	1.0
Media	1.0
Diversified Financial Services	1.0
Healthcare-Services	0.8
Software	0.8
Auto Manufacturers	0.8
Pharmaceuticals	0.7
Automobiles	0.7
Commercial Paper	0.6
Pipelines	0.6
Commercial Services	0.6
Entertainment	0.5
Healthcare-Products	0.5

See Notes to Financial Statements.

60

Industry (cont’d.)
Chemicals	0.5%
Retail	0.4
Foods	0.4
Real Estate Investment Trusts (REITs)	0.4
Student Loans	0.3
Airlines	0.3
Building Materials	0.3
Lodging	0.3
Insurance	0.2
Textiles	0.2
Agriculture	0.2
Municipal Bonds	0.2
Distribution/Wholesale	0.2
Trucking & Leasing	0.2
Financial Institutions	0.2
Computers	0.2
Packaging & Containers	0.1
Internet	0.1
Semiconductors	0.1
Forest Products & Paper	0.1
Housewares	0.1
Office/Business Equipment	0.1

Beverages	0.1%
Biotechnology	0.1
Machinery-Diversified	0.1
Transportation	0.1
Holding Companies—Diversified	0.1
Home Furnishings	0.0	*
Environmental Control	0.0	*
Engineering & Construction	0.0	*
Capital Markets	0.0	*
Office Furnishings	0.0	*
Investment Companies	0.0	*
Oil & Gas Services	0.0	*
Options Purchased	0.0	*
Iron/Steel	0.0	*
Miscellaneous Manufacturing	0.0	*
Oil, Gas & Consumable Fuels	0.0	*

	101.9
Options Written	0.0	*
Liabilities in excess of other assets	(1.9)

	100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit contracts risk, foreign exchange contracts risk and interest rate contracts risk. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of April 30, 2018 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Credit contracts	—	$—	Due from/to broker—variation margin swaps	$15,426	*
Credit contracts	Premiums paid for OTC swap agreements	31,659	Premiums received for OTC swap agreements	287,576

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund	61

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Credit contracts	Unaffiliated investments	$16,321		Options written outstanding, at value	$37,726
Credit contracts	Unrealized appreciation on OTC swap agreements	196,068		Unrealized depreciation on OTC swap agreements	18,216
Foreign exchange contracts	Unaffiliated investments	39,622		Options written outstanding, at value	21,566
Foreign exchange contracts	Unrealized appreciation on OTC cross currency exchange contracts	5,130		Unrealized depreciation on OTC cross currency exchange contracts	1,720
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	532,417		Unrealized depreciation on OTC forward foreign currency exchange contracts	255,239
Interest rate contracts	Due from/to broker—variation margin futures	90,389	*	Due from/to broker—variation margin futures	844,722	*
Interest rate contracts	Due from/to broker—variation margin swaps	6,863,321	*	Due from/to broker—variation margin swaps	1,112,665	*
Interest rate contracts	—	—		Premiums received for OTC swap agreements	1,157
Interest rate contracts	Unrealized appreciation on OTC swap agreements	3,102		Unrealized depreciation on OTC swap agreements	258,191

Total		$7,778,029			$2,854,204

*	Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended April 30, 2018 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Forward & Cross Currency Contracts	Swaps
Credit contracts	$(26,128)	$98,660	$—	$—	$23,164
Foreign exchange contracts	(29,589)	28,826	—	(368,377)	—
Interest rate contracts	(366,293)	284,264	(1,760,442)	—	(37,187)

Total	$(422,010)	$411,750	$(1,760,442)	$(368,377)	$(14,023)

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

See Notes to Financial Statements.

62

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Swaps
Credit contracts	$(1,359)	$(326)	$—	$—	$90,567
Foreign exchange contracts	(313)	(7,126)	—	506	—
Interest rate contracts	116,750	(94,172)	(588,141)	—	5,501,476

Total	$115,078	$(101,624)	$(588,141)	$506	$5,592,043

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended April 30, 2018, the Fund’s average volume of derivative activities is as follows:

Options Purchased(1)	Options Written(4)	Futures Contracts— Long Positions(4)	Futures Contracts— Short Positions(4)	Forward Foreign Currency Exchange Contracts— Purchased(3)	Forward Foreign Currency Exchange Contracts— Sold(3)	Cross Currency Exchange Contracts(2)
$246,510	$74,538,756	$250,497,564	$56,744,512	$10,211,644	$36,296,808	$1,265,622

Credit Default Swap Agreements— Buy Protection(4)	Credit Default Swap Agreements— Sell Protection(4)	Currency Swap Agreements(4)	Inflation Swap Agreements(4)	Interest Rate Swap Agreements(4)	Total Return Swap Agreements(4)
$3,718,000	$8,979,333	$7,636,000	$7,318,944	$627,900,575	$395,333

(1)	Cost.
(2)	Value at Trade Date.
(3)	Value at Settlement Date.
(4)	Notional Amount in USD.

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund	63

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/ (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount
Securities on Loan	$3,958,769	$(3,958,769)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/ (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount
Bank of America	$24,048	$(17,945)	$6,103	$—	$6,103
Barclays Capital Group	57,105	(133,198)	(76,093)	—	(76,093)
BNP Paribas	9,858	—	9,858	—	9,858
Citigroup Global Markets	135,029	(281,627)	(146,598)	146,598	—
Credit Suisse First Boston Corp.	37,078	(31,763)	5,315	—	5,315
Deutsche Bank AG	22,950	(18,216)	4,734	—	4,734
Goldman Sachs & Co.	29,924	(21,559)	8,365	—	8,365
JPMorgan Chase	6,370	(251,603)	(245,233)	245,233	—
Morgan Stanley	37,383	(73,970)	(36,587)	—	(36,587)
Toronto Dominion	350,865	(18,812)	332,053	—	332,053
UBS AG	113,709	(32,698)	81,011	—	81,011

	$824,319	$(881,391)	$(57,072)	$391,831	$334,759

(1)	Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.
(2)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions and the Fund’s OTC derivative exposure by counterparty.

See Notes to Financial Statements.

64

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Statement of Assets & Liabilities (unaudited)

as of April 30, 2018

Assets
Investments at value, including securities on loan of $3,958,769:
Unaffiliated investments (cost $642,006,179)	$635,515,064
Affiliated investments (cost $70,408,048)	70,408,442
Cash	1,384
Foreign currency, at value (cost $283,523)	280,748
Receivable for Fund shares sold	6,951,666
Receivable for investments sold	5,880,673
Interest receivable	4,287,640
Unrealized appreciation on OTC forward foreign currency exchange contracts	532,417
Unrealized appreciation on OTC swap agreements	199,170
Premium paid for OTC swap agreements	31,659
Due from broker—variation margin futures	27,212
Unrealized appreciation on OTC cross currency exchange contracts	5,130
Prepaid expenses and other assets	45,158

Total assets	724,166,363

Liabilities
Payable for investments purchased	22,917,461
Payable to broker for collateral for securities on loan	4,045,125
Payable for Fund shares reacquired	3,070,516
Premium received for OTC swap agreements	288,733
Unrealized depreciation on OTC swap agreements	276,407
Unrealized depreciation on OTC forward foreign currency exchange contracts	255,239
Management fee payable	167,596
Due to broker—variation margin swaps	139,459
Options written outstanding, at value (premiums received $65,406)	59,292
Accrued expenses and other liabilities	31,005
Distribution fee payable	23,057
Deposit due to broker—futures	5,227
Affiliated transfer agent fee payable	3,903
Unrealized depreciation on OTC cross currency exchange contracts	1,720

Total liabilities	31,284,740

Net Assets	$692,881,623

Net assets were comprised of:
Common stock, at par	$72,128
Paid-in capital in excess of par	700,759,638

700,831,766
Distributions in excess of net investment income	(990,179)
Accumulated net realized loss on investment and foreign currency transactions	(5,817,191)
Net unrealized depreciation on investments and foreign currencies	(1,142,773)

Net assets, April 30, 2018	$692,881,623

See Notes to Financial Statements.

66

Class A
Net asset value and redemption price per share, ($54,758,403 ÷ 5,708,744 shares of common stock issued and outstanding)	$9.59
Maximum sales charge (3.25% of offering price)	0.32

Maximum offering price to public	$9.91

Class C
Net asset value, offering price and redemption price per share,
($15,252,831 ÷ 1,589,312 shares of common stock issued and outstanding)	$9.60

Class Z
Net asset value, offering price and redemption price per share,
($245,889,737 ÷ 25,545,195 shares of common stock issued and outstanding)	$9.63

Class R6
Net asset value, offering price and redemption price per share,
($376,980,652 ÷ 39,285,234 shares of common stock issued and outstanding)	$9.60

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund	67

Statement of Operations (unaudited)

Six Months Ended April 30, 2018

Net Investment Income (Loss)
Income
Interest income	$6,882,532
Affiliated dividend income	486,477
Income from securities lending, net (including affiliated income of $1,440)	6,203
Unaffiliated dividend income	3,343

Total income	7,378,555

Expenses
Management fee	1,056,189
Distribution fee(a)	112,526
Custodian and accounting fees	83,698
Registration fees(a)	78,368
Transfer agent’s fees and expenses (including affiliated expense of $10,173)(a)	64,756
Shareholders’ reports	35,365
Audit fee	31,571
Legal fees and expenses	10,608
Directors’ fees	9,267
SEC registration fees	2,142
Miscellaneous	7,584

Total expenses	1,492,074
Less: Fee waiver and/or expense reimbursement(a)	(170,956)

Net expenses	1,321,118

Net investment income (loss)	6,057,437

Realized And Unrealized Gain (Loss) On Investments And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions (including affiliated of $(63))	(1,071,611)
Futures transactions	(1,760,442)
Options written transactions	411,750
Swap agreements transactions	(14,023)
Forward and cross currency contract transactions	(368,377)
Foreign currency transactions	358,569

(2,444,134)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $389)	(8,491,901)
Futures	(588,141)
Options written	(101,624)
Swap agreements	5,592,043
Forward and cross currency contracts	506
Foreign currencies	135,697

(3,453,420)

Net gain (loss) on investment and foreign currency transactions	(5,897,554)

Net Increase (Decrease) In Net Assets Resulting From Operations	$159,883

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6
Distribution fee	50,755	61,771	—	—
Registration fees	17,216	14,124	27,008	20,020
Transfer agent’s fees and expenses	12,891	5,734	45,952	179
Fee waiver and/or expense reimbursement	(17,458)	(13,330)	(48,034)	(92,134)

See Notes to Financial Statements.

68

Statements of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2018	Year Ended October 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$6,057,437	$5,383,111
Net realized gain (loss) on investment and foreign currency transactions	(2,444,134)	(892,008)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(3,453,420)	3,032,322

Net increase (decrease) in net assets resulting from operations	159,883	7,523,425

Dividends from net investment income
Class A	(504,876)	(359,021)
Class C	(103,818)	(148,013)
Class Z	(1,957,322)	(961,250)
Class R6	(4,398,088)	(4,593,672)

	(6,964,104)	(6,061,956)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	382,566,718	299,247,403
Net asset value of shares issued in reinvestment of dividends and distributions	6,881,779	6,015,062
Cost of shares reacquired	(67,378,972)	(73,525,777)

Net increase (decrease) in net assets from Fund share transactions	322,069,525	231,736,688

Total increase (decrease)	315,265,304	233,198,157

Net Assets:
Beginning of period	377,616,319	144,418,162

End of period(a)	$692,881,623	$377,616,319

(a) Includes undistributed/(distributions in excess of) net investment income of:	$(990,179)	$(83,512)

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund	69

Notes to Financial Statements (unaudited)

Prudential Investment Portfolios, Inc. 17 (the “Company”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Company was incorporated in Maryland on September 1, 1994 and currently consists of two funds: PGIM Short Duration Multi-Sector Fund and PGIM Total Return Bond Fund, each of which are diversified funds. These financial statements relate only to the PGIM Short Duration Multi-Sector Bond Fund (the “Fund”). Effective June 11, 2018, the Funds’ names were changed by replacing “Prudential” with “PGIM” in each Fund’s name and Class Q shares were renamed Class R6 shares.

The investment objective of the Fund is total return.

1. Accounting Policies

The Fund follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or “the Manager”). Under the current valuation procedures, the Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

70

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments.

Derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Bank loans are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Bank loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy. Bank loans valued based on a single broker quote or at the original transaction price in excess of five business days are classified as Level 3 in the fair value hierarchy.

OTC derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach when quoted prices in broker-dealer markets are available but also includes consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing OTC derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the

PGIM Short Duration Multi-Sector Bond Fund	71

Notes to Financial Statements (unaudited) (continued)

present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated OTC derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain OTC derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Restricted and Illiquid Securities: Subject to guidelines adopted by the Board, the Fund may invest up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the investment. Therefore, the Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur transaction costs that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise

72

be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Fund’s Subadviser under the guidelines adopted by the Board of the Fund. However, the liquidity of the Fund’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

Connecticut Avenue Securities (CAS) and Structured Agency Credit Risk (STACR): The Fund purchased government controlled Fannie Mae and Freddie Mac securities that transfer most of the cost of defaults to private investors including the Fund. These are insurance-like products that are called CAS by Fannie Mae and STACR securities by Freddie Mac. Payments on the securities are based primarily on the performance of a reference pool of underlying mortgages. With such securities, the Fund could lose some or all of its principal if the underlying mortgages experience credit defaults.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions. Notwithstanding the above, the Fund does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

PGIM Short Duration Multi-Sector Bond Fund	73

Notes to Financial Statements (unaudited) (continued)

Forward and Cross Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Fund enters into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or specific receivables and payables denominated in a foreign currency and to gain exposure to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain (loss) is included in net unrealized appreciation (depreciation) on investments and foreign currencies. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on forward and cross currency contract transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

Options: The Fund purchased or wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates with respect to securities or financial instruments which the Fund currently owns or intends to purchase. The Fund may also use options to gain additional market exposure. The Fund’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Fund realizes a gain (loss) to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Fund has realized a gain (loss). The difference between the premium and the amount received or paid at the closing of a purchase or sale transaction is also treated as a realized gain (loss). Gain (loss) on purchased options is included in net realized gain (loss) on investment transactions. Gain (loss) on written options is presented separately as net realized gain (loss) on options written transactions.

The Fund, as writer of an option, may have no control over whether the underlying securities or financial instruments may be sold (called) or purchased (put). As a result, the

74

Fund bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. The Fund, as purchaser or an OTC option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts. With exchange-traded options contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded options and guarantees the options contracts against default.

When the Fund writes an option on a swap, an amount equal to any premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Fund becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Fund becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps is that the Fund will be obligated to be party to a swap agreement if an option on a swap is exercised.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Bank Loans: The Fund may invest in bank loans. Bank loans include fixed and floating rate loans that are privately negotiated between a corporate borrower and one or more financial institutions, including, but not limited to, term loans, revolvers, and other instruments issued in the bank loan market. The Fund may acquire interests in loans directly (by way of assignment from the selling institution) or indirectly (by way of the purchase of a participation interest from the selling institution). Under a bank loan assignment, the Fund

PGIM Short Duration Multi-Sector Bond Fund	75

Notes to Financial Statements (unaudited) (continued)

generally will succeed to all the rights and obligations of an assigning lending institution and becomes a lender under the loan agreement with the relevant borrower in connection with that loan. Under a bank loan participation, the Fund generally will have a contractual relationship only with the lender, not with the relevant borrower. As a result, the Fund generally will have the right to receive payments of principal, interest, and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the relevant borrower. The Fund may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the institution selling the participation to the Fund.

Forward Rate Agreements: Forward rate agreements represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount on a fixed future date. The Fund entered into forward rate agreements to gain yield exposure based on anticipated market conditions at the specified termination date of the agreement.

Swap Agreements: The Fund may enter into credit default, interest rate and other types of swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with counterparty (“OTC-traded”) or through a central clearing facility, such as a registered exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation (depreciation) on swap agreements. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. Any upfront premiums paid and received are shown as swap premiums paid and swap premiums received in the Statement of Assets and Liabilities. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objective. The Fund used interest rate swaps to maintain its ability to generate steady cash flow by receiving a stream of fixed-rate payments and to increase exposure to prevailing market rates by receiving floating rate payments. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net present value of the cash flows to be received from the counterparty over the contract’s remaining life.

76

Inflation Swaps: The Fund entered into inflation swap agreements to protect against fluctuations in inflation rates. Inflation swaps are characterized by one party paying a fixed rate in exchange for a floating rate that is derived from an inflation index, such as the Consumer Price Index or UK Retail Price Index. Inflation swaps subject the Fund to interest rate risk.

Credit Default Swaps (“CDS”): CDS involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

The Fund is subject to credit risk in the normal course of pursuing its investment objectives, and as such, has entered into CDS contracts to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. The Fund’s maximum risk of loss from counterparty credit risk for purchased CDS is the inability of the counterparty to honor the contract up to the notional value due to a credit event.

As a seller of protection on credit default swap agreements, the Fund generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Fund effectively increases its investment risk because, in addition to its total net assets, the Fund may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Fund, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection credit default swap agreements which the Fund entered into for the same referenced entity or index. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues of an emerging country as of period end are disclosed in the footnotes to the Schedule of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling

PGIM Short Duration Multi-Sector Bond Fund	77

Notes to Financial Statements (unaudited) (continued)

protection and may include upfront payments required to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as indicators of the current status of the payment/performance risk. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Currency Swaps: The Fund entered into currency swap agreements primarily to gain yield exposure on foreign bonds. Currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates.

Total Return Swaps: In a total return swap, one party receives payments based on the market value of the security or the commodity involved, or total return of a specific referenced asset, such as an equity, index or bond, and in return pays a fixed amount. The Fund is subject to risk exposures associated with the referenced asset in the normal course of pursuing its investment objectives. The Fund entered into total return swaps to manage its exposure to a security or an index. The Fund’s maximum risk of loss from counterparty credit risk is the change in the value of the security, in the Fund’s favor, from the point of entering into the contract.

Master Netting Arrangements: The Fund is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

The Company, on behalf of the Fund, is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general

78

obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Fund is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or re-pledged, is presented in the Schedule of Investments. Collateral pledged by the Fund is segregated by the Fund’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Fund and the applicable counterparty. Collateral requirements are determined based on the Fund’s net position with each counterparty. Termination events applicable to the Fund may occur upon a decline in the Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could impact the Fund’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

As of April 30, 2018, the Fund has not met conditions under such agreements which give the counterparty the right to call for an early termination.

Forward currency contracts, forward rate agreements, written options, short sales, swaps and financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. Such risks may be mitigated by engaging in master netting arrangements.

Payment-In-Kind: The Fund may invest in the open market or receive pursuant to debt restructuring, securities that pay-in-kind (PIK) the interest due on such debt instruments. The PIK interest, computed at the contractual rate specified, is added to the existing principal balance of the debt when issued bonds have same terms as the bond or recorded as a separate bond when terms are different from the existing debt, and is recorded as interest income.

PGIM Short Duration Multi-Sector Bond Fund	79

Notes to Financial Statements (unaudited) (continued)

Securities Lending: The Fund may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed on the Statement of Operations as “Income from securities lending, net”.

Concentration of Risk: The ability of debt securities issuers (other than those issued or guaranteed by the U.S. Government) held by the Fund to meet their obligations may be affected by the economic or political developments in a specific industry, region or country. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political or economic instability or the level of governmental supervision and regulation of foreign securities markets.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

80

Class specific expenses and waivers, where applicable, are charged to the respective share classes. Class specific expenses include distribution fees and distribution fee waivers, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: The Fund declares daily dividends from net investment income and payment is made monthly. Distributions of net realized capital and currency gains, if any, are made annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain(loss) are reclassified amongst undistributed net investment income, accumulated net realized gain (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2. Agreements

The Company, on behalf of the Fund, has a management agreement with PGIM Investments. Pursuant to this agreement, PGIM Investments has responsibility for all investment advisory services and supervises the Subadviser’s performance of such services. In addition, under the management agreement, PGIM Investments provides all of the administrative functions necessary for the organization, operation and management of the Fund. PGIM Investments administers the corporate affairs of the Fund and, in connection therewith, furnishes the Fund with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by, the Fund’s custodian (the Custodian), and the Fund’s transfer agent. PGIM Investments is also responsible for the staffing and management of dedicated groups of legal, marketing, compliance and related personnel necessary for the operation of the Fund. The legal, marketing, compliance and related personnel are also responsible for the management and oversight of the various service providers to the Fund, including, but not limited to, the custodian, transfer agent, and accounting agent.

PGIM Investments has entered into a subadvisory agreement with PGIM, Inc., which provides subadvisory services to the Fund through its PGIM Fixed Income unit. The subadvisory agreement provides that PGIM, Inc. will furnish investment advisory services in connection with the management of the Fund. In connection therewith, PGIM, Inc. is obligated to keep certain books and records of the Fund. PGIM Investments pays for the services of PGIM, Inc., the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

PGIM Short Duration Multi-Sector Bond Fund	81

Notes to Financial Statements (unaudited) (continued)

Effective January 1, 2018, the management fee paid to PGIM Investments is accrued daily and payable monthly at an annual rate of 0.39% of the Fund’s average daily net assets up to $5 billion and 0.38% of average daily net assets over $5 billion. Prior to January 1, 2018, the management fee paid to PGIM Investments was accrued daily and payable monthly at an annual rate of .50% of the Fund’s average daily net assets up to $5 billion, .475% on the average daily net assets of the next 5 billion and .465% of such assets in excess of $10 billion. The effective management fee rate before any waivers and/or expense reimbursements was 0.42% for the six months ended April 30, 2018.

Effective January 1, 2018, PGIM Investments has contractually agreed through February 28, 2019 to limit total annual fund operating expenses after fee waivers and/or reimbursements to 0.85% of average daily net assets for Class A shares, 1.60% of average daily net assets for Class C shares, 0.50% of average daily net assets for Class Z shares and 0.39% of average daily net assets for Class R6 shares. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and interest expense and broker charges on short sales. Prior to January 1, 2018, PGIM Investments had contractually agreed to limit the net annual operating expenses (exclusive of distribution and service (12b-1) fees, taxes (such as income and foreign withholdings taxes, stamp duty and deferred tax expenses), interest, underlying funds, brokerage, extraordinary and certain other expenses such as dividend, broker charges and interest expense on short sales) of each class of shares of the Fund to .60% of the Fund’s average daily net assets. To the extent shared expenses which are exclusive of class specific expenses are waived and/or reimbursed for any specific share class the Manager has voluntarily agreed to waive and/or reimburse shared expenses equally for all share classes. Expenses waived/reimbursed by the Manager in accordance with this agreement may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. The effective management fee rate, net of waivers and/or expense reimbursements, was 0.35% for the six months ended April 30, 2018.

The Company, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”) which acts as the distributor of the Class A, Class C, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A and Class C shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z and Class R6 shares of the Fund.

Pursuant to the Fund’s Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to 0.25% and 1% of the average daily net assets of the Class A and C shares, respectively.

82

PIMS has advised the Fund that it has received $119,592 in front-end sales charges resulting from sales of Class A shares, during the six months ended April 30, 2018. From these fees, PIMS paid such sales charges to broker-dealers, which in turn paid commissions to sales persons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended April 30, 2018, it received $3,352 and $2,019 in contingent deferred sales charges imposed upon redemptions by certain Class A and Class C shareholders, respectively.

PGIM Investments, PGIM, Inc. and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Such transactions are subject to ratification by the Board. For the reporting period ended April 30, 2018 no such transactions were entered into by the Fund.

The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), each a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. For the reporting period ended April 30, 2018, PGIM, Inc. was compensated $1,049 by PGIM Investments for managing the Fund’s securities lending cash collateral as subadviser to the Money Market Fund. Earnings from the Core Fund and Money Market Fund are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

4. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the six months ended April 30, 2018 were $305,265,612 and $61,144,880, respectively.

PGIM Short Duration Multi-Sector Bond Fund	83

Notes to Financial Statements (unaudited) (continued)

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the six months ended April 30, 2018, is presented as follows:

Affiliated Mutual Funds*	Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income
PGIM Core Ultra Short Bond Fund	$25,764,058	$628,175,282	$587,583,090	$—	$—	$66,356,250	66,356,250	$486,477
PGIM Institutional Money Market Fund	3,010,202	10,140,256	9,098,592	389	(63)	4,052,192	4,052,192	1,440

	$28,774,260	$638,315,538	$596,681,682	$389	$(63)	$70,408,442		$487,917

*	The Series did not have any capital gain distributions during the reporting period.

5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of April 30, 2018 were as follows:

Tax basis	$713,130,312

Gross Unrealized Appreciation	2,572,437
Gross Unrealized Depreciation	(4,911,361)

Net Unrealized Depreciation	$(2,338,924)

The book basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the Fund had a capital loss carryforward as of October 31, 2017 of approximately $2,481,000 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

Management has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

84

6. Capital and Ownership

The Fund offers Class A, Class C, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 3.25%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class Z and Class R6 shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock.

The Company is authorized to issue 8.5 billion shares of common stock divided into two funds, with a par value of $0.001 per share. There are 255 million shares authorized for the Fund, divided into five classes, designated Class A, Class C, Class Z, Class T and Class R6 shares common stock, each of which consists of 10 million, 10 million, 150 million, 25 million and 60 million authorized shares, respectively.

The Fund currently does not have Class T shares outstanding.

As of April 30, 2018, Prudential, through its affiliate entities, including affiliated funds (if applicable), owned 7,097,277 Class R6 shares of the Fund. At reporting period end, four shareholders of record held 77% of the Fund’s outstanding shares on behalf of multiple beneficial owners, of which 6% were held by an affiliate of Prudential.

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended April 30, 2018:
Shares sold	3,956,718	$38,271,474
Shares issued in reinvestment of dividends and distributions	51,367	495,350
Shares reacquired	(893,158)	(8,640,080)

Net increase (decrease) in shares outstanding before conversion	3,114,927	30,126,744
Shares issued upon conversion from other share class(es)	17,296	166,734
Shares reacquired upon conversion into other share class(es)	(37,213)	(359,802)

Net increase (decrease) in shares outstanding	3,095,010	$29,933,676

Year ended October 31, 2017:
Shares sold	2,168,056	$20,978,874
Shares issued in reinvestment of dividends and distributions	35,915	347,368
Shares reacquired	(623,184)	(6,013,961)

Net increase (decrease) in shares outstanding before conversion	1,580,787	15,312,281
Shares issued upon conversion from other share class(es)	1,761	16,939
Shares reacquired upon conversion into other share class(es)	(123,000)	(1,186,776)

Net increase (decrease) in shares outstanding	1,459,548	$14,142,444

PGIM Short Duration Multi-Sector Bond Fund	85

Notes to Financial Statements (unaudited) (continued)

Class C	Shares	Amount
Six months ended April 30, 2018:
Shares sold	636,879	$6,150,251
Shares issued in reinvestment of dividends and distributions	10,516	101,522
Shares reacquired	(132,851)	(1,284,369)

Net increase (decrease) in shares outstanding before conversion	514,544	4,967,404
Shares reacquired upon conversion into other share class(es)	(2,345)	(22,673)

Net increase (decrease) in shares outstanding	512,199	$4,944,731

Year ended October 31, 2017:
Shares sold	558,208	$5,403,309
Shares issued in reinvestment of dividends and distributions	15,212	147,116
Shares reacquired	(385,824)	(3,727,647)

Net increase (decrease) in shares outstanding before conversion	187,596	1,822,778
Shares reacquired upon conversion into other share class(es)	(1,760)	(16,939)

Net increase (decrease) in shares outstanding	185,836	$1,805,839

Class Z
Six months ended April 30, 2018:
Shares sold	21,055,026	$203,804,018
Shares issued in reinvestment of dividends and distributions	195,111	1,887,045
Shares reacquired	(3,439,200)	(33,253,922)

Net increase (decrease) in shares outstanding before conversion	17,810,937	172,437,141
Shares issued upon conversion from other share class(es)	21,864	211,828
Shares reacquired upon conversion into other share class(es)	(17,234)	(166,734)

Net increase (decrease) in shares outstanding	17,815,567	$172,482,235

Year ended October 31, 2017:
Shares sold	11,546,251	$111,803,195
Shares issued in reinvestment of dividends and distributions	96,572	935,718
Shares reacquired	(1,798,858)	(17,385,248)

Net increase (decrease) in shares outstanding before conversion	9,843,965	95,353,665
Shares issued upon conversion from other share class(es)	146,198	1,410,635
Shares reacquired upon conversion into other share class(es)	(6,924,898)	(66,686,763)

Net increase (decrease) in shares outstanding	3,065,265	$30,077,537

86

Class R6	Shares	Amount
Six months ended April 30, 2018:
Shares sold	13,910,397	$134,340,975
Shares issued in reinvestment of dividends and distributions	455,615	4,397,862
Shares reacquired	(2,506,572)	(24,200,601)

Net increase (decrease) in shares outstanding before conversion	11,859,440	114,538,236
Shares issued upon conversion from other share class(es)	21,633	209,326
Shares reacquired upon conversion into other share class(es)	(4,017)	(38,679)

Net increase (decrease) in shares outstanding	11,877,056	$114,708,883

Year ended October 31, 2017:
Shares sold	16,642,260	$161,062,025
Shares issued in reinvestment of dividends and distributions	473,448	4,584,860
Shares reacquired*	(4,806,928)	(46,398,921)

Net increase (decrease) in shares outstanding before conversion	12,308,780	119,247,964
Shares issued upon conversion from other share class(es)	6,955,945	66,987,682
Shares reacquired upon conversion into other share class(es)	(54,494)	(524,778)

Net increase (decrease) in shares outstanding	19,210,231	$185,710,868

7. Borrowings

The Company, on behalf of the Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 5, 2017 through October 4, 2018. The Funds pay an annualized commitment fee of 0.15% of the unused portion of the SCA. The Fund’s portion of the commitment fee for the unused amount, allocated based upon a method approved by the Board, is accrued daily and paid quarterly. The interest on borrowings under the SCAs is paid monthly and at a per annum interest rate based upon a contractual spread plus the higher of (1) the effective federal funds rate, (2) the 1-month LIBOR rate or (3) zero percent.

Other affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Funds in the SCA equitably.

The Fund did not utilize the SCA during the reporting period ended April 30, 2018.

PGIM Short Duration Multi-Sector Bond Fund	87

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended April 30,		Year Ended October 31,			December 23, 2013(b) through October 31,
	2018		2017	2016	2015	2014
Per Share Operating Performance(c):
Net Asset Value, Beginning of Period	$9.72		$9.68	$9.65	$9.99	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.10		0.20	0.23	0.21	0.19
Net realized and unrealized gain (loss) on investments	(0.11)		0.07	0.05	(0.14)	(0.05)
Total from investment operations	(0.01)		0.27	0.28	0.07	0.14
Less Dividends and Distributions:
Dividends from net investment income	(0.12)		(0.23)	(0.23)	(0.41)	(0.15)
Tax return of capital distributions	-		-	(0.02)	-	-
Total dividends and distributions	(0.12)		(0.23)	(0.25)	(0.41)	(0.15)
Net asset value, end of period	$9.59		$9.72	$9.68	$9.65	$9.99
Total Return(a):	(0.12)%		2.85%	3.00%	0.70%	1.41%

Ratios/Supplemental Data:
Net assets, end of period (000)	$54,758		$25,392	$11,175	$5,797	$1,004
Average net assets (000)	$40,940		$15,175	$8,868	$2,412	$295
Ratios to average net assets(d)(g):
Expenses after waivers and/or expense reimbursement	0.80%	(e)	0.85%	0.85%	0.85%	0.90%	(e)
Expenses before waivers and/or expense reimbursement	0.88%	(e)	1.16%	1.26%	1.49%	1.62%	(e)
Net investment income (loss)	2.13%	(e)	2.08%	2.35%	2.18%	2.19%	(e)
Portfolio turnover rate(h)	40%	(f)	84%	66%	51%	222%	(f)

(a)	Total return does not consider the effect of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Commencement of operations.
(c)	Calculated based on average shares outstanding during the period.
(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.
(g)	The distributor of the Fund had contractually agreed to limit its distribution and service (12b-1) fees to 0.25% of the average daily net assets through March 8, 2015. Effective March 9, 2015, the contractual distribution and service (12b-1) fees were reduced from 0.30% to 0.25% of average daily net assets.
(h)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. lf such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

88

Class C Shares
	Six Months Ended April 30,		Year Ended October 31,			December 23, 2013(b) through October 31,
	2018		2017	2016	2015	2014
Per Share Operating Performance(c):
Net Asset Value, Beginning of Period	$9.72		$9.69	$9.65	$9.99	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.06		0.13	0.16	0.14	0.12
Net realized and unrealized gain (loss) on investments	(0.10)		0.06	0.06	(0.15)	(0.04)
Total from investment operations	(0.04)		0.19	0.22	(0.01)	0.08
Less Dividends and Distributions:
Dividends from net investment income	(0.08)		(0.16)	(0.16)	(0.33)	(0.09)
Tax return of capital distributions	-		-	(0.02)	-	-
Total dividends and distributions	(0.08)		(0.16)	(0.18)	(0.33)	(0.09)
Net asset value, end of period	$9.60		$9.72	$9.69	$9.65	$9.99
Total Return(a):	(0.41)%		1.98%	2.34%	(0.06)%	0.79%

Ratios/Supplemental Data:
Net assets, end of period (000)	$15,253		$10,471	$8,634	$5,728	$605
Average net assets (000)	$12,456		$9,001	$7,900	$2,495	$166
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.60%	(e)	1.60%	1.60%	1.60%	1.65%	(e)
Expenses before waivers and/or expense reimbursement	1.82%	(e)	1.99%	2.02%	2.26%	2.33%	(e)
Net investment (loss)	1.31%	(e)	1.36%	1.61%	1.42%	1.42%	(e)
Portfolio turnover rate(g)	40%	(f)	84%	66%	51%	222%	(f)

(a)	Total return does not consider the effect of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Commencement of operations.
(c)	Calculated based on average shares outstanding during the period.
(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.
(g)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. lf such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund	89

Financial Highlights (unaudited) (continued)

Class Z Shares
	Six Months Ended April 30,		Year Ended October 31,			December 23, 2013(b) through October 31,
	2018		2017	2016	2015	2014
Per Share Operating Performance(c):
Net Asset Value, Beginning of Period	$9.75		$9.69	$9.65	$9.99	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.12		0.22	0.25	0.24	0.21
Net realized and unrealized (loss) on investments	(0.11)		0.10	0.07	(0.15)	(0.05)
Total from investment operations	0.01		0.32	0.32	0.09	0.16
Less Dividends and Distributions:
Dividends from net investment income	(0.13)		(0.26)	(0.25)	(0.43)	(0.17)
Tax return of capital distributions	-		-	(0.03)	-	-
Total dividends and distributions	(0.13)		(0.26)	(0.28)	(0.43)	(0.17)
Net asset value, end of period	$9.63		$9.75	$9.69	$9.65	$9.99
Total Return(a)	0.13%		3.30%	3.36%	0.94%	1.60%

Ratios/Supplemental Data:
Net assets, end of period (000)	$245,890		$75,355	$45,189	$6,863	$2,268
Average net assets (000)	$140,353		$37,657	$14,060	$4,575	$1,074
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.51%	(e)	0.60%	0.60%	0.60%	0.65%	(e)
Expenses before waivers and/or expense reimbursement	0.58%	(e)	0.81%	1.02%	1.20%	1.29%	(e)
Net investment income (loss)	2.47%	(e)	2.26%	2.51%	2.48%	2.46%	(e)
Portfolio turnover rate(g)	40%	(f)	84%	66%	51%	222%	(f)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Commencement of operations.
(c)	Calculated based on average shares outstanding during the period.
(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.
(g)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. lf such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

90

Class R6 Shares
	Six Months Ended April 30,		Year Ended October 31,			December 23, 2013(b) through October 31,
	2018		2017	2016	2015	2014
Per Share Operating Performance(c):
Net Asset Value, Beginning of Period	$9.72		$9.69	$9.65	$9.99	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.12		0.23	0.25	0.25	0.19
Net realized and unrealized gain (loss) on investments	(0.11)		0.06	0.07	(0.16)	(0.03)
Total from investment operations	0.01		0.29	0.32	0.09	0.16
Less Dividends and Distributions:
Dividends from net investment income	(0.13)		(0.26)	(0.25)	(0.43)	(0.17)
Tax return of capital distributions	-		-	(0.03)	-	-
Total dividends and distributions	(0.13)		(0.26)	(0.28)	(0.43)	(0.17)
Net asset value, end of period	$9.60		$9.72	$9.69	$9.65	$9.99
Total Return(a):	0.15%		3.00%	3.37%	0.95%	1.63%

Ratios/Supplemental Data:
Net assets, end of period (000)	$376,981		$266,398	$79,420	$87,644	$85,092
Average net assets (000)	$313,912		$175,232	$83,676	$87,488	$74,561
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.45%	(e)	0.60%	0.60%	0.60%	0.65%	(e)
Expenses before waivers and/or expense reimbursement	0.51%	(e)	0.70%	0.92%	0.97%	1.05%	(e)
Net investment income (loss)	2.46%	(e)	2.34%	2.62%	2.51%	2.20%	(e)
Portfolio turnover rate(g)	40%	(f)	84%	66%	51%	222%	(f)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Commencement of operations.
(c)	Calculated based on average shares outstanding during the period.
(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.
(g)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. lf such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund	91

Approval of an Amended Investment Management Agreement and an Amended Subadvisory Agreement (unaudited)

Matters Considered by the Board

The Board of Directors of Prudential Investment Portfolios, Inc. 17 (the Company), including a majority of the Independent Directors, met during the Board Meeting that took place on December 5-7, 2017, to consider the proposal from the Fund’s manager, PGIM Investments, LLC (PGIM Investments or the Manager), to reduce the investment management fees and subadvisory fees for the Fund. At the Board Meeting, the Board, including a majority of the Independent Directors, approved the amendment of the Investment Management Agreement between the Company and the Manager with respect to the Fund to reduce the investment management fees payable by the Fund to the Manager and the amendment of the Subadvisory Agreement between the Manager and PGIM, Inc., with respect to its PGIM Fixed Income business unit (PGIM), to reduce the fees payable by the Manager to PGIM. At the Board Meeting, the Board received presentations from representatives of the Manager and had the opportunity to ask questions and obtain additional information about the amendments to the Investment Management Agreement and the Subadvisory Agreement. The material factors and conclusions that formed the basis for the Directors’ determination to approve the amendments to the Investment Management Agreement and the Subadvisory Agreement are discussed separately below.

Nature, Quality, and Extent of Services

With respect to the Manager, the Board noted that it had received and considered information about the Manager and PGIM at the June 6-8, 2017 meetings (the June 2017 Meetings) in connection with the renewal of the investment management agreements between the Manager and the PGIM Investments Retail Funds, including the Fund, and that the Manager provided a representation that there were no material changes to such information. The Board also noted that it received and considered information at other regular meetings throughout the year regarding the nature, quality and extent of services provided by the Manager, including but not limited to the oversight of the subadviser, as well as the provision of fund recordkeeping, compliance and other services to the Fund. With respect to the Manager’s oversight of the subadviser, the Board noted that the Manager’s Strategic Investment Research Group, which is a business unit of the Manager, is responsible for monitoring and reporting to the Manager’s senior management on the performance and operations of the subadviser. The Board also noted that the Manager pays the salaries of all the officers and interested Directors who are part of Fund management. The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s senior management responsible for the oversight of the Fund and the subadviser, and was also provided with information pertaining to the Manager’s organizational structure, senior management, investment operations and other relevant information. The Board further noted that it received favorable compliance reports from the

PGIM Short Duration Multi-Sector Bond Fund

Approval of an Amended Investment Management Agreement and an Amended Subadvisory Agreement (continued)

Funds’ Chief Compliance Officer as to the Manager. The Board noted that it had concluded that it was satisfied with the nature, quality and extent of the services provided by the Manager to the Fund and determined that it was reasonable to conclude that there would be no diminution in the nature, quality and extent of services to be provided by the Manager under the amended Investment Management Agreement for the Fund.

The Board also noted that it had received and considered information about PGIM at the June 2017 Meetings in connection with the renewal of the subadvisory agreements between the Manager and the subadviser with respect to certain PGIM Investments Retail Funds, including the Fund, and that the Manager provided a representation that there were no material changes to such information. The Board also noted that it received and considered information at other regular meetings throughout the year, regarding the nature, quality and extent of services provided by the subadviser. The Board considered information on the subadviser’s organizational structure, senior management, investment operations and other relevant information. The Board further noted that it received favorable compliance reports from the Funds’ Chief Compliance Officer as to the subadviser. The Board noted that it had concluded that it was satisfied with the nature, quality and extent of the services provided by the subadviser to the Fund and determined that there would be no diminution in the nature, quality and extent of services to be provided by the subadviser under the amended Subadvisory Agreement for the Fund.

Investment Performance

The Board noted that the current Investment Management Agreement and current Subadvisory Agreement for the Fund had been considered and renewed by the Board at the June 2017 Meetings as part of its annual consideration of the renewal of the Fund’s Investment Management Agreement and Subadvisory Agreement, and that it had considered the Fund’s historical investment performance at that time.

Fee Rates

The Board considered the proposed management fees under the revised Investment Management Agreement for the Fund of 0.390% of average daily net assets up to $5 billion, declining to 0.380% of average daily net assets in excess of $5 billion. The revised fee schedule was a reduction from the current management fee schedule of 0.500% of average daily net assets up to $5 billion, declining to 0.475% of average daily net assets in excess of $5 billion up to $10 billion, and further declining to 0.465% of average daily net assets in excess of $10 billion. The Board also considered the proposed subadvisory fees to be paid by the Manager to PGIM of 0.195% of average daily net assets up to $5 billion and

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0.190% of average daily net assets in excess of $5 billion, which was a reduction from the current subadvisory fee of 0.250% of average daily net assets on all assets. The Board concluded that the revised management and subadvisory fees were reasonable in light of the services to be provided.

Profitability

The Board was previously provided at the June 2017 Meetings with information on the profitability of the Manager in serving as the Fund’s investment manager. The Board discussed with the Manager the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. Taking these factors into account, the Board concluded that the profitability of the Manager and its affiliates in relation to the services rendered was not unreasonable. The Board noted that the subadviser was affiliated with the Manager and that its profitability is reflected in the Manager’s profitability report. Taking these factors into account, the Board concluded that the profitability of the Manager and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Manager and the Board previously retained an outside business consulting firm to review management fee breakpoint usage and trends in management fees across the mutual fund industry. The consulting firm presented its analysis and conclusions as to the Funds’ management fee structures to the Board and the Manager. The Board and the Manager have discussed these conclusions extensively since that presentation.

The Board received and discussed information at the June 2017 Meetings concerning economies of scale that the Manager may realize as the Fund’s assets grow beyond current levels. The Board noted that the revised management fee schedule for the Fund includes breakpoints, but that its current level of assets the Fund did not realize the effect of those rate reductions. The Board took note that the Fund’s fee structure currently results in benefits to Fund shareholders whether or not PGIM Investments realizes any economies of scale. The Board noted that economies of scale can be shared with the Fund in other ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. The Board also considered the Manager’s assertion

PGIM Short Duration Multi-Sector Bond Fund

Approval of an Amended Investment Management Agreement and an Amended Subadvisory Agreement (continued)

that it continually evaluates the management fee schedule of the Fund and the potential to share economies of scale through breakpoints or fee waivers as asset levels increase, as evidenced by the Manager’s proposal to reduce the management and subadvisory fee rates for the Fund.

The Board noted that the revised subadvisory fee schedule for the Fund also includes breakpoints that reduce the fee rate on assets above specified levels.

Other Benefits to the Manager and the New Subadviser

The Board considered potential “fall-out” or ancillary benefits that might be received by the Manager and the subadviser as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by the Manager included transfer agency fees received by the Fund’s transfer agent (which is affiliated with the Manager), and benefits to its reputation as well as other intangible benefits resulting from the Manager’s association with the Fund. The Board concluded that the benefits derived by the Manager and the subadviser were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Conclusion

Based on the materials provided to the Directors and the presentations made by the Manager at the Board Meeting, the Board concluded that approving the amendments to the Investment Management Agreement for the Fund and the Subadvisory Agreement between the Manager and the subadviser was in the best interests of the Fund and its shareholders.

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∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	www.pgiminvestments.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Michael S. Hyland • Stuart S. Parker •
Richard A. Redeker • Brian K. Reid • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Chad A. Earnst, Chief Compliance Officer • Dino Capasso, Vice President and Deputy Chief Compliance Officer • Charles H. Smith, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

INVESTMENT SUBADVISER	PGIM Fixed Income	655 Broad Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	225 Liberty Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.pgiminvestments.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, PGIM Short Duration Multi-Sector Bond Fund, PGIM Investments, Attn: Board of Directors, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month no sooner than 15 days after the end of the month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM SHORT DURATION MULTI-SECTOR BOND FUND

SHARE CLASS	A	C	Z	R6*
NASDAQ	SDMAX	SDMCX	SDMZX	SDMQX
CUSIP	74440B876	74440B868	74440B843	74440B850

*Formerly known as Class Q shares.

MF219E2

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1) Code of Ethics – Not required, as this is not an annual filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3) Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Investment Portfolios, Inc. 17

By:	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date:	June 18, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	June 18, 2018

By:	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date:	June 18, 2018